UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08194

FINANCIAL INVESTORS TRUST

(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1000, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

Brendan Hamill, Esq., Secretary

Financial Investors Trust

1290 Broadway, Suite 1000

Denver, Colorado 80203

(Name and address of agent for service)

Registrant’s telephone number, including area code: 303-623-2577

Date of fiscal year end: October 31

Date of reporting period: April 30, 2022

Item 1.	Reports to Stockholders.

(a)

Semi-Annual Report

April 30, 2022

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund

ALPS | Kotak India Growth Fund

ALPS | Smith Funds

ALPS | Red Rocks Global Opportunity Fund

RiverFront Global Allocation Series

An ALPS Advisors Solution

SS&C | ALPS ADVISORS

Table of Contents

Disclosure of Fund Expenses	1
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Management Commentary	7
Performance Update	9
Consolidated Statement of Investments	11
Consolidated Statement of Assets and Liabilities	18
Consolidated Statement of Operations	19
Consolidated Statements of Changes in Net Assets	20
Consolidated Financial Highlights	21
ALPS | Kotak India Growth Fund
Management Commentary	25
Performance Update	27
Statement of Investments	29
Statement of Assets and Liabilities	31
Statement of Operations	32
Statements of Changes in Net Assets	33
Financial Highlights	34
ALPS | Smith Funds
Management Commentary	39
Performance Update	45
Statements of Investments	53
Statements of Assets and Liabilities	102
Statements of Operations	104
Statements of Changes in Net Assets	105
Financial Highlights	109
ALPS | Red Rocks Global Opportunity Fund
Management Commentary	125
Performance Update	127
Statement of Investments	130
Statement of Assets and Liabilities	132
Statement of Operations	133
Statements of Changes in Net Assets	134
Financial Highlights	135
RiverFront Asset Allocation Growth & Income
Management Commentary	140
Performance Update	141
Statement of Investments	143
Statement of Assets and Liabilities	144
Statement of Operations	145
Statements of Changes in Net Assets	146
Financial Highlights	147
Notes to Financial Statements	151
Additional Information	179
Liquidity Risk Management Program	180

alpsfunds.com

Disclosure of Fund Expenses

April 30, 2022 (Unaudited)

Board Examples. As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including applicable sales charges (loads) and redemption fees; and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, shareholder service fees and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 invested on November 1, 2021 and held until April 30, 2022.

Actual Expenses. The first line under each class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period November 1, 2021 – April 30, 2022” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes. The second line under each class in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other mutual funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges or redemption fees. Therefore, the second line under each class in the table below is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

1 | April 30, 2022

Disclosure of Fund Expenses

April 30, 2022 (Unaudited)

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expense Ratio(a)	Expenses Paid During Period November 1, 2021 - April 30, 2022(b)
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund(c)
Investor Class
Actual	$ 1,000.00	$ 1,241.40	1.39%	$ 7.72
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.90	1.39%	$ 6.95
Class A
Actual	$ 1,000.00	$ 1,241.10	1.39%	$ 7.72
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.90	1.39%	$ 6.95
Class C
Actual	$ 1,000.00	$ 1,237.00	1.99%	$ 11.04
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,014.93	1.99%	$ 9.94
Class I
Actual	$ 1,000.00	$ 1,242.70	1.05%	$ 5.84
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.59	1.05%	$ 5.26
ALPS | Kotak India Fund
Investor Class
Actual	$ 1,000.00	$ 923.70	1.38%	$ 6.58
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.95	1.38%	$ 6.90
Class A
Actual	$ 1,000.00	$ 923.60	1.23%	$ 5.87
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.70	1.23%	$ 6.16
Class C
Actual	$ 1,000.00	$ 920.60	2.00%	$ 9.52
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,014.88	2.00%	$ 9.99
Class I
Actual	$ 1,000.00	$ 924.80	1.00%	$ 4.77
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.84	1.00%	$ 5.01
Class II
Actual	$ 1,000.00	$ 926.20	0.75%	$ 3.58
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.08	0.75%	$ 3.76

2 | April 30, 2022

Disclosure of Fund Expenses

April 30, 2022 (Unaudited)

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expense Ratio(a)	Expenses Paid During Period November 1, 2021 - April 30, 2022(b)
ALPS | Smith Short Duration Bond Fund
Investor Class
Actual	$ 1,000.00	$ 970.90	0.79%	$ 3.86
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.88	0.79%	$ 3.96
Class A
Actual	$ 1,000.00	$ 972.00	0.77%	$ 3.76
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.98	0.77%	$ 3.86
Class C
Actual	$ 1,000.00	$ 968.40	1.49%	$ 7.27
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.41	1.49%	$ 7.45
Class I
Actual	$ 1,000.00	$ 973.40	0.49%	$ 2.40
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,022.36	0.49%	$ 2.46
ALPS | Smith Total Return Bond Fund
Investor Class
Actual	$ 1,000.00	$ 914.10	0.93%	$ 4.41
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.18	0.93%	$ 4.66
Class A
Actual	$ 1,000.00	$ 915.00	0.94%	$ 4.46
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.13	0.94%	$ 4.71
Class C
Actual	$ 1,000.00	$ 910.70	1.64%	$ 7.77
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,016.66	1.64%	$ 8.20
Class I
Actual	$ 1,000.00	$ 916.30	0.64%	$ 3.04
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,021.62	0.64%	$ 3.21

3 | April 30, 2022

Disclosure of Fund Expenses

April 30, 2022 (Unaudited)

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expense Ratio(a)	Expenses Paid During Period November 1, 2021 - April 30, 2022(b)
ALPS | Smith Credit Opportunities Fund
Investor Class
Actual	$ 1,000.00	$ 919.60	1.20%	$ 5.71
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.84	1.20%	$ 6.01
Class A
Actual	$ 1,000.00	$ 919.70	1.20%	$ 5.71
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.84	1.20%	$ 6.01
Class C
Actual	$ 1,000.00	$ 916.40	1.90%	$ 9.03
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,015.37	1.90%	$ 9.49
Class I
Actual	$ 1,000.00	$ 922.00	0.90%	$ 4.29
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.33	0.90%	$ 4.51
ALPS | Smith Balanced Opportunity Fund
Investor Class
Actual	$ 1,000.00	$ 910.80	1.15%	$ 5.45
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.09	1.15%	$ 5.76
Class A
Actual	$ 1,000.00	$ 910.80	1.15%	$ 5.45
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.09	1.15%	$ 5.76
Class C
Actual	$ 1,000.00	$ 907.60	1.85%	$ 8.75
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,015.62	1.85%	$ 9.25
Class I
Actual	$ 1,000.00	$ 912.20	0.85%	$ 4.03
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,020.58	0.85%	$ 4.26

4 | April 30, 2022

Disclosure of Fund Expenses

April 30, 2022 (Unaudited)

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expense Ratio(a)	Expenses Paid During Period November 1, 2021 - April 30, 2022(b)
ALPS | Red Rocks Global Opportunity Fund
Investor Class
Actual	$ 1,000.00	$ 801.80	1.53%	$ 6.84
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.21	1.53%	$ 7.65
Class A
Actual	$ 1,000.00	$ 800.80	1.53%	$ 6.83
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,017.21	1.53%	$ 7.65
Class C
Actual	$ 1,000.00	$ 799.40	2.18%	$ 9.73
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,013.98	2.18%	$ 10.89
Class I
Actual	$ 1,000.00	$ 804.00	1.16%	$ 5.19
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,019.04	1.16%	$ 5.81
Class R
Actual	$ 1,000.00	$ 802.30	1.63%	$ 7.28
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,016.71	1.63%	$ 8.15

5 | April 30, 2022

Disclosure of Fund Expenses

April 30, 2022 (Unaudited)

	Beginning Account Value November 1, 2021	Ending Account Value April 30, 2022	Expense Ratio(a)	Expenses Paid During Period November 1, 2021 - April 30, 2022(b)
RiverFront Asset Allocation Growth & Income
Investor Class
Actual	$ 1,000.00	$ 921.90	0.51%	$ 2.43
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,022.27	0.51%	$ 2.56
Class A
Actual	$ 1,000.00	$ 921.90	0.51%	$ 2.43
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,022.27	0.51%	$ 2.56
Class C
Actual	$ 1,000.00	$ 918.60	1.27%	$ 6.04
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,018.50	1.27%	$ 6.36
Class I
Actual	$ 1,000.00	$ 922.60	0.25%	$ 1.19
Hypothetical (5% return before expenses)	$ 1,000.00	$ 1,023.55	0.25%	$ 1.25

(a)	Annualized, based on the Fund's most recent fiscal half year expenses.
(b)	Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), divided by 365.
(c)	Includes expenses of the CoreCommodity Management Cayman Commodity Fund Ltd. (wholly-owned subsidiary), exclusive of the subsidiary's management fee.

6 | April 30, 2022

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund

Management Commentary	April 30, 2022 (Unaudited)

The six months ending April 30 2022 produced a positive result for commodities. The Bloomberg Commodity Index Total Return (“BCOMTR”), the Fund’s benchmark, ended higher by 25.46% for the period. ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (“I” Shares - “JCRIX” or the “Fund”) delivered a net positive return of 24.40% for the period (JCRAX gained 24.14%, JCCSX was up 17.34% at MOP and JCRCX was up 22.71% with CDSC), underperforming its benchmark by -1.06% after fees.

The final two months of 2021 entailed a great deal of volatility in the financial markets. After a sizeable rebound due to economic re-engagement and favorable financial conditions, the latter part of the year was largely dictated by the arrival of a new COVID-19 variant labeled Omicron. The new strand, while less lethal, proved far more contagious than its predecessors. The daily case count across the globe reached new highs following the holiday season and peaked into the new year. After a modest retracement, commodity prices continued their path higher in the first quarter of 2022. The bull market maintained course on continued supply disruptions, a spike in employment-related costs and resignations, and rising consumption. The trend accelerated further once the Russia/Ukraine conflict materialized in late February 2022. Since then, the fundamental outlook for most commodities has tightened even more so, threatening widespread food/energy shortages and drawing down global inventories.

Despite a challenging macroeconomic backdrop – whereby the U.S. dollar appreciated over 9% and the U.S. 10-Year Treasury yield increased nearly 140 basis points – gains in the asset class have now continued nearly unabated for almost twenty-four months. The Consumer Price Index (“CPI”) for most major economies increased substantially in that time, a net positive for natural resources given their historically high correlation to changes in the price basket. The pace of U.S. CPI advanced from 6.2% year-over-year (“YoY”) in October 2021 to 8.3% YoY in April 2022 – the highest level in over 40 years. In addition to stronger inflationary impulses, tighter monetary conditions also bolstered commodity sentiment relative to more traditional assets. The classic “60/40 portfolio”, consisting of 60% equities and 40% bonds, experienced one of its worst first quarters on record in light of rising yields and heady valuations. We believe natural resources may continue to gain appeal as deficits persist, the supply response remains muted, inflation holds above trend, and much of the developing world re-engages.

For the six months under review, the agriculture sector delivered the second highest return within the BCOM complex, up 26.22%. Agricultural commodities rose substantially following the Russian invasion of Ukraine. The Black Sea region is home to some of the most arable lands in the world, and the combined export volumes from Russia, Ukraine, and Belarus were all dramatically altered by the incursion. Lost supplies forced many countries to hoard domestic food production and limit exports to other countries. Corn, soybean oil, and wheat all advanced nearly 40%, with several other crops posting returns in excess of 30%. The Fund held a greater allocation to soft commodities in that time (sugar, coffee, cotton, cocoa). While the production of soft commodities was hampered by adverse weather conditions and prolonged damage to the shipping industry, it was far less impacted by the war and therefore failed to keep pace with grains and oilseeds.

Industrial metals returned 19.49% as measured by the respective BCOM sub-index. Despite late-period weakness from a more recent outbreak of the coronavirus throughout China, the sector was lifted higher by several secular tailwinds. In November of 2021, COP26 brought together 120 world leaders in Glasgow to discuss the global trajectory towards net-zero emissions. Climate change, and the ensuing transition to low-emission technology, had a tremendous impact on the demand prospects for all major industrial metals and is poised to do so for the foreseeable future. The European energy crisis, the loss of Russian energy exports, and the Chinese “Blue Skies Campaign” further increased the call for cleaner energy sources, most of which rely heavily on materials like copper (+0.79%), aluminum (+11.72%), and nickel (+65.59%). We believe the sector may hold incredible promise long-term as rapid demand growth meets little in the way of CAPEX expansion.

Energy proved to be the leading sector over the trailing 6-month period, rising 43.05% within the BCOM Index. In particular, petroleum products like gasoil (+75.14%), heating oil (+71.84%), and reformulated gasoline (+44.03%) managed to outpace unrefined crude oil (+32.33%). The outperformance was largely driven by a lack of refining capacity, resurgence in consumer demand for transportation fuels, and Russia’s positioning in the market. An advance in carbon prices also contributed to rising fuel costs. Natural gas similarly fared well, appreciating 34.54% in the U.S. Henry Hub contract. Elsewhere around the world, gas prices spiked to an even greater degree as harsh weather met weaker output from renewable power sources like wind and solar. Although energy producers within the Fund underperformed their futures counterparts, the sector was the best performer within the greater S&P 500 Index for both 4Q21 and 1Q22.

Precious metals within the BCOM managed to rise as well, up 4.28% for the period. While silver fell 4.30%, gold rose 6.69%, briefly surpassing key psychological resistance at $2,000 per ounce. Precious metals experienced an acceleration in consumer demand, greater investment from physically-backed ETFs, and renewed interest from central banks. Added geopolitical risks also improved the outlook for safe-haven assets. Russia is a key provider of platinum group metals (“PGMs”), and shunned Russian supplies may continue to bolster prices going forward. Unlike the benchmark index, the Fund maintains an allocation to platinum which is paramount to the reduction of tailpipe emissions. An allocation to precious metal miners within the Fund’s equity portfolio was also beneficial. Miners outpaced the Fund’s precious metal futures by a ratio of nearly 2-to-1, +5.47% versus +2.85%.

As of the date of this report, the Fund maintains what we believe to be a dynamic combination of commodity futures exposure and commodity equity (or producer) exposure. The composition of the Fund changes from time-to-time in response to structural and value

7 | April 30, 2022

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund

Management Commentary	April 30, 2022 (Unaudited)

opportunities identified by the Fund’s portfolio management team, subject to the broad guidelines of the Sub-Adviser’s Policy Committee. The Fund was fully invested at the end of April. Throughout the period under review, the Fund held approximately 30% in commodity equities and 70% in commodity futures.

{The Fund’s top equity holdings at the end of April included Yara International ASA (YAR NO) +9.05% (6 months ending April 29, 2022), Nutrien Ltd (NTR CN) +47.89% (6 months ending April 29, 2022), CF Industries Holdings Inc (CF US) +71.95% (6 months ending April 29, 2022), Bayer AG (BAYN GR) +26.70% (6 months ending April 29, 2022), Tourmaline Oil Corp (TOU CN) +51.98% (6 months ending April 29, 2022), K+S AG (SDF GR) +114.43% (6 months ending April 29, 2022), FMC Corp (FMC US) +46.94% (6 months ending April 29, 2022), Boliden AB (BOL SS) +45.96% (6 months ending April 29, 2022), Comstock Resources Inc (CRK US) +72.54% (6 months ending April 29, 2022), Endeavour Mining PLC (EDV CN) +1.18% (6 months ending April 29, 2022).}

U.S. Treasury Inflation Protected Securities (“TIPS”) and nominal US Treasuries are held in the Fund’s Cayman Island subsidiary to invest excess cash and as collateral for commodity futures-related investments. In line with our strong belief that inflation expectations would continue to expand, the addition of TIPS proved beneficial over the six-month period under examination. Duration exposure remained limited in that time. The Fund’s fixed income portfolio had a weighted average maturity of 0.17 years as of April month-end.

We believe commodity fundamentals remain in a particularly advantageous state, defined by ongoing supply deficits and the ensuing withdrawal from global inventories. As of the writing of this piece, China’s economy nears one of its weakest points in the 21st Century. Commodities have managed to accelerate across the board despite China’s lack of involvement. As their economy (and other emerging markets) recover from Covid-related bonds, prices may enjoy the next leg higher. Furthermore, the rapid spread of protectionist policies incrementally lifts the cost curve for most raw materials and erodes the efficiency gains of previous years. We expect geopolitical tensions to remain a tailwind for commodities and potentially trigger a larger rotation toward real assets among investors.

Bob Hyman

Portfolio Manager

CoreCommodity Management, LLC

Past performance if not indicative of future results. “Bloomberg®” and “Bloomberg Commodity IndexSM” are service marks of Bloomberg L.P. (“Bloomberg”) as the case may be. Source for all Index data: Bloomberg L.P. Global. Commodity Sectors and individual commodities are represented by the respective Bloomberg Commodity Sub-Index. This document does not constitute an offer of any commodities, securities or investment advisory services. Any such offer may be made only by means of a disclosure document or similar materials which contain a description of material terms and risks. All expressions of opinion are subject to change without notice in reaction to shifting market conditions. Data contained herein from third-party providers is obtained from what are considered reliable sources. However, its accuracy, completeness or reliability cannot be guaranteed. The economic statistics presented herein are subject to revision by the agencies that issue them. CoreCommodity Management assumes no obligation to provide this information in the future or to advise of changes in this information. Any indices and other financial benchmarks shown are provided for illustrative purposes only, are unmanaged, reflect reinvestment of income and do not reflect the impact of advisory fees. Investors cannot invest directly in an index. All investments are subject to risk.

The views of the authors and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed are those of the authors only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither ALPS, Advisors, Inc., CoreCommodity Management, LLC, nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

Indices do not reflect deductions for fees, expenses, or taxes.

An investor may not invest directly in an index.

Diversification cannot guarantee gain or prevent losses.

Bob Hyman is a registered representative of ALPS Distributors, Inc.

ALPS Portfolio Solutions Distributor, Inc., ALPS Distributors, Inc. and ALPS Advisors Inc. are affiliated.

8 | April 30, 2022

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund

Performance Update	April 30, 2022 (Unaudited)

Performance of $10,000 Initial Investment (as of April 30, 2022)

Comparison of change in value of a $10,000 investment

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of April 30, 2022)

	6 Month	1 Year	3 Year	5 Year	10 Year	Since Inception^	Total Expense Ratio	What You Pay*
Investor# (NAV)	24.14%	41.24%	19.31%	11.63%	1.27%	3.18%	1.40%	1.40%
Class A (NAV)	24.11%	41.51%	19.39%	11.67%	1.29%	3.20%	1.40%	1.40%
Class A (LOAD)	17.34%	33.66%	17.15%	10.43%	0.72%	2.71%
Class C (NAV)	23.70%	40.52%	18.61%	10.92%	0.63%	2.55%	2.00%	2.00%
Class C (LOAD)	22.71%	39.52%	18.61%	10.92%	0.63%	2.55%
Class I**	24.40%	41.79%	19.70%	11.93%	1.56%	3.47%	1.09%	1.09%
Refinitiv/CoreCommodity CRB Commodity Total Return Index[1]	29.88%	54.58%	19.46%	12.36%	0.69%	2.12%
Bloomberg Commodity TR Index[1]	25.46%	43.53%	17.87%	10.22%	-0.26%	0.89%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-866-759-5679.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 5.50%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load). A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase, and on Class A shares redeemed within the first 18 months after a purchase in excess of $1 million. The Fund imposes a 2.00% redemption fee on shares held for less than 30 days.

Performance less than 1 year is cumulative.

9 | April 30, 2022

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund

Performance Update	April 30, 2022 (Unaudited)

Performance shown for Class A shares prior to June 12, 2018 reflects the historical performance of the Fund’s Investor shares, calculated using the fees and expenses of Class A shares.

[1]	The Bloomberg Commodity TR Index (formerly the Dow Jones-UBS Commodity Index) and the Refinitiv/Core Commodity CRB Index are unmanaged indices used as a measurement of change in commodity market conditions based on the performance of a basket of different commodities. Each index is composed of a different basket of commodities, a different weighting of the commodities in the basket, and a different re-balancing schedule. The indices are not actively managed and do not reflect any deduction for fees, expenses or taxes. An investor may not invest directly in an index.
^	Fund Inception date of June 29, 2010 for Investor Class and Classes C and I; Fund Inception date of June 12, 2018 for Class A.
*	What You Pay reflects the Advisor’s decision to contractually limit expenses through February 28, 2023. Please see the prospectus dated February 28, 2022 for additional information.
**	Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value for financial reporting purposes.
#	Prior to December 1, 2017, Investor Class was known as Class A.

Investments in securities of Master Limited Partnerships (MLPs) involve risks that differ from an investment in common stock. MLPs are controlled by their general partners, which generally have conflicts of interest and limited fiduciary duties to the MLP, which may permit the general partner to favor its own interests over the MLPs. The benefit you are expected to derive from the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. As a partnership, an MLP has no federal income tax liability at the entity level. Therefore, treatment of one or more MLPs as a corporation for federal income tax purposes could affect the Fund’s ability to meet its investment objective and would reduce the amount of cash available to pay or distribute to you. Legislative, judicial, or administrative changes and differing interpretations, possibly on a retroactive basis, could negatively impact the value of an investment in MLPs and therefore the value of your investment in the Fund.

Investing in commodity-related securities involves risk and considerations not present when investing in more conventional securities. The Fund may be more susceptible to high volatility of commodity markets.

Derivatives generally are more sensitive to changes in economic or market conditions than other types of investments; this could result in losses that significantly exceed the Fund's original investment.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This Fund is not suitable for all investors, and is subject to investment risks, including possible loss of the principal amount invested.

There is no guarantee that the Fund will continue to hold any one particular security or stay invested in any one particular company. The composition of the Fund's top holdings is subject to change. Performance figures are historical and reflect the change in share price, reinvested distributions, changes in net asset value, sales charges and capital gains distributions, if any.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Asset Type Allocation (as a % of Net Assets) †

Government Bonds	58.35%
Common Stocks	28.22%
Master Limited Partnerships	0.03%
Cash, Cash Equivalents, & Other Net Assets	13.40%
Total	100.00%

†	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Table presents approximate values only.

Industry Sector Allocation (as a % of Net Assets) ^

^	Notional Value of Derivative Exposure included

10 | April 30, 2022

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund

Consolidated Statement of Investments	April 30, 2022 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (28.22%)
Argentina (0.10%)
Adecoagro SA	132,776	$1,493,730
YPF SA, Sponsored ADR(a)	73,592	312,030
		1,805,760

Australia (2.22%)
Allkem, Ltd.(a)	239,467	2,072,641
Alumina, Ltd.	625,204	799,544
Beach Energy, Ltd.	1,315,926	1,510,870
BHP Group, Ltd.	23,500	797,153
BlueScope Steel, Ltd.	117,416	1,704,002
Champion Iron, Ltd.	340,883	1,763,026
Costa Group Holdings, Ltd.	104,343	246,236
Evolution Mining, Ltd.	57,262	163,857
Fortescue Metals Group, Ltd.	222,298	3,397,304
GrainCorp, Ltd., Class A	85,256	622,856
IGO, Ltd.	80,717	751,092
Iluka Resources, Ltd.	195,693	1,567,944
Incitec Pivot, Ltd.	1,208,039	3,294,660
Mineral Resources, Ltd.	123,812	5,121,034
Newcrest Mining, Ltd.	140,552	2,665,174
Northern Star Resources, Ltd.	554,748	3,849,014
Nufarm, Ltd.	147,504	672,211
OZ Minerals, Ltd.	233,916	4,131,828
Perseus Mining, Ltd.	532,660	747,056
Pilbara Minerals, Ltd.(a)	455,472	917,168
Sandfire Resources NL	78,872	318,201
South32, Ltd.	1,248,951	4,209,263
St Barbara, Ltd.	162,515	153,291
Western Areas, Ltd.(a)	99,342	269,530
Woodside Petroleum, Ltd.	18,740	412,449
		42,157,404

Austria (0.05%)
OMV AG	6,908	357,822
voestalpine AG	18,655	493,184
		851,006

Brazil (0.78%)
BRF SA, ADR(a)	474,053	1,327,348
Cia de Saneamento Basico do Estado de Sao Paulo, ADR(a)	180,822	1,625,590
Cia Siderurgica Nacional SA, Sponsored ADR	761,688	3,206,706
Gerdau SA, Sponsored ADR	412,041	2,336,272
Petroleo Brasileiro SA, Sponsored ADR	241,056	3,271,130
Vale SA, Sponsored ADR	181,321	3,062,512
		14,829,558

Canada (6.56%)
Agnico-Eagle Mines, Ltd.	64,194	3,736,759
Alamos Gold, Inc., Class A	404,456	3,138,579
ARC Resources, Ltd.	203,200	2,817,103
B2Gold Corp.	1,270,684	5,400,406
Ballard Power Systems, Inc.(a)	118,198	981,043
	Shares	Value (Note 2)
Canada (continued)
Barrick Gold Corp.	49,181	$1,097,228
Birchcliff Energy, Ltd.	264,100	1,932,464
Cameco Corp.	44,810	1,156,546
Canadian Natural Resources, Ltd.	62,193	3,847,881
Canadian Solar, Inc.(a)	59,882	1,647,953
Canfor Corp.(a)	96,200	1,833,165
Capstone Copper Corp.(a)	312,000	1,420,776
Cenovus Energy, Inc.	157,200	2,906,239
Centerra Gold, Inc.	298,100	2,759,046
Crescent Point Energy Corp.	786,500	5,448,839
Dundee Precious Metals, Inc.	137,800	798,063
Eldorado Gold Corp.(a)	135,739	1,319,383
Endeavour Silver Corp.(a)	428,237	1,623,018
Enerplus Corp.	76,732	939,200
ERO Copper Corp.(a)	54,200	779,258
First Majestic Silver Corp.	234,977	2,420,263
First Quantum Minerals, Ltd.	101,200	2,901,332
Fortuna Silver Mines, Inc.(a)	950,860	3,308,993
Hudbay Minerals, Inc.	258,800	1,657,980
IAMGOLD Corp.(a)	346,775	977,906
Imperial Oil, Ltd.	23,900	1,203,325
Innergex Renewable Energy, Inc.	93,900	1,257,214
Interfor Corp.	99,600	2,839,180
Ivanhoe Mines, Ltd., Class A(a)	76,600	614,160
Kinross Gold Corp.	986,996	5,013,940
Lundin Mining Corp.	543,000	4,958,074
MAG Silver Corp.(a)	31,753	468,039
Maple Leaf Foods, Inc.	36,300	799,383
MEG Energy Corp.(a)	240,400	3,611,661
NexGen Energy, Ltd.(a)	222,700	1,097,335
Northland Power, Inc.	25,500	769,575
Nutrien, Ltd.	88,400	8,686,892
NuVista Energy, Ltd.(a)	128,500	1,096,299
Pan American Silver Corp.	186,514	4,619,952
Paramount Resources, Ltd., Class A	47,500	1,148,445
Parex Resources, Inc.	93,300	1,818,575
Peyto Exploration & Development Corp.	157,900	1,608,929
PrairieSky Royalty, Ltd.	43,400	595,603
Saputo, Inc.	124,300	2,656,971
Silvercorp Metals, Inc.	168,876	510,006
Suncor Energy, Inc.	71,400	2,566,654
Teck Resources, Ltd., Class B	46,040	1,816,738
Torex Gold Resources, Inc.(a)	109,600	1,226,831
Tourmaline Oil Corp.	130,300	6,710,504
Turquoise Hill Resources, Ltd.(a)	36,269	987,968
Vermilion Energy, Inc.	150,000	2,922,586
Wesdome Gold Mines, Ltd.	67,800	691,907
Wheaton Precious Metals Corp.	38,523	1,728,142
Yamana Gold, Inc.	761,022	4,193,231
		125,067,542

Chile (0.17%)
Antofagasta PLC	53,247	1,038,479

See Notes to Financial Statements.

11 | April 30, 2022

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund

Consolidated Statement of Investments	April 30, 2022 (Unaudited)

	Shares	Value (Note 2)
Chile (continued)
Sociedad Quimica y Minera de Chile SA, Sponsored ADR	30,838	$2,275,844
		3,314,323

China (0.34%)
China Petroleum & Chemical Corp., ADR	5,780	281,486
Daqo New Energy Corp., ADR(a)	49,058	2,039,341
JinkoSolar Holding Co., Ltd., ADR(a)	48,706	2,496,670
PetroChina Co., Ltd., ADR	36,251	1,719,022
		6,536,519

Colombia (0.05%)
Ecopetrol SA, Sponsored ADR	56,879	923,146

Denmark (0.21%)
FLSmidth & Co. A/S	25,666	714,886
Orsted AS(b)(c)	18,719	2,104,932
Vestas Wind Systems A/S	53,281	1,381,443
		4,201,261

Faroe Islands (0.02%)
Bakkafrost P/F	6,869	474,565

Finland (0.26%)
Metso Outotec Oyj	159,987	1,385,335
Outokumpu Oyj	761,553	3,804,111
		5,189,446

France (0.17%)
TotalEnergies SE, ADR	67,688	3,297,082

Germany (0.85%)
Bayer AG	109,200	7,246,131
K+S AG	197,181	6,696,054
Nordex SE(a)	72,827	1,070,228
Salzgitter AG	10,429	438,104
SMA Solar Technology AG	7,798	359,663
thyssenkrupp AG(a)	17,747	138,170
VERBIO Vereinigte BioEnergie AG	2,122	151,778
		16,100,128

Great Britain (1.31%)
Anglo American PLC	24,783	1,117,519
Atlantica Sustainable Infrastructure PLC	76,574	2,366,137
BP PLC, Sponsored ADR	124,106	3,564,324
CNH Industrial N.V.	142,282	2,018,982
Endeavour Mining PLC	228,800	5,599,558
Evraz PLC	91,946	93,650
Pennon Group PLC	41,248	576,765
Pentair PLC	27,500	1,395,625
Rio Tinto PLC, Sponsored ADR	66,910	4,758,639
Severn Trent PLC	36,254	1,434,186
Subsea 7 SA	50,511	420,057
United Utilities Group PLC	99,030	1,433,286
	Shares	Value (Note 2)
Great Britain (continued)
Weir Group PLC	17,675	$346,495
		25,125,223

Israel (0.09%)
SolarEdge Technologies, Inc.(a)	6,820	1,707,796

Italy (0.06%)
Eni SpA, Sponsored ADR	23,728	659,876
ERG SpA	16,014	555,813
		1,215,689

Japan (1.00%)
Daido Steel Co., Ltd.	6,200	177,006
Ezaki Glico Co., Ltd.	4,600	131,859
GS Yuasa Corp.	21,600	377,324
Hitachi Metals, Ltd.(a)	20,700	323,480
Inpex Corp.	448,733	5,297,315
Japan Petroleum Exploration Co., Ltd.	52,500	1,038,470
JFE Holdings, Inc.	70,900	871,397
Kubota Corp.	127,700	2,183,028
Kurita Water Industries, Ltd.	68,516	2,362,621
Morinaga Milk Industry Co., Ltd.	6,500	262,955
Nippon Light Metal Holdings Co., Ltd.	37,100	475,989
Nippon Steel Corp.	79,290	1,264,424
RENOVA, Inc.(a)	24,800	309,009
Sumitomo Forestry Co., Ltd.	73,459	1,131,532
Sumitomo Metal Mining Co., Ltd.	43,500	1,900,894
Tokyo Steel Manufacturing Co., Ltd.	50,500	522,608
UACJ Corp.	8,500	143,048
		18,772,959

Jersey (0.06%)
Centamin PLC	934,298	1,075,912

Luxembourg (0.31%)
APERAM SA	14,100	550,815
ArcelorMittal	14,925	436,407
ArcelorMittal SA	48,939	1,451,530
Tenaris SA, ADR	27,417	827,445
Ternium SA, Sponsored ADR	63,021	2,703,601
		5,969,798

Malaysia (0.09%)
Lynas Rare Earths, Ltd.(a)	274,385	1,775,817

Mexico (0.18%)
Fresnillo PLC	123,879	1,207,854
Grupo Mexico SAB de CV, Series B	473,800	2,219,417
		3,427,271

Netherlands (0.27%)
AMG Advanced Metallurgical Group NV	28,440	1,126,307
Core Laboratories N.V.	48,394	1,258,244
Fugro NV(a)	123,489	1,529,429

See Notes to Financial Statements.

12 | April 30, 2022

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund

Consolidated Statement of Investments	April 30, 2022 (Unaudited)

	Shares	Value (Note 2)
Netherlands (continued)
OCI N.V.(a)	15,679	$600,755
SBM Offshore N.V.	37,084	539,882
		5,054,617

Norway (1.41%)
Aker BP ASA	121,575	4,413,556
Aker Solutions ASA	61,939	217,132
DNO ASA	516,958	797,537
Equinor ASA	99,377	3,401,620
Leroy Seafood Group ASA	70,514	666,847
Mowi ASA	80,496	2,288,888
NEL ASA(a)	476,921	692,041
Norsk Hydro ASA	182,328	1,553,978
Salmar ASA	12,666	1,043,870
Scatec ASA(b)(c)	126,055	1,552,277
TGS ASA	50,202	784,661
Yara International ASA	188,021	9,636,242
		27,048,649

Peru (0.24%)
Cia de Minas Buenaventura SAA, ADR	144,604	1,365,062
Southern Copper Corp.	52,309	3,257,281
		4,622,343

South Africa (0.58%)
African Rainbow Minerals, Ltd.	79,688	1,321,481
Anglo Platinum, Ltd.	10,455	1,161,639
AngloGold Ashanti, Ltd., Sponsored ADR	4,226	86,295
Gold Fields, Ltd., Sponsored ADR	123,904	1,664,031
Impala Platinum Holdings, Ltd.	61,412	801,885
Kumba Iron Ore, Ltd.	51,422	1,738,759
Remgro, Ltd.	106,592	961,201
Sasol, Ltd.(a)	77,701	1,932,525
Sibanye Stillwater, Ltd., ADR	112,498	1,545,723
		11,213,539

Spain (0.21%)
Acerinox SA	44,206	470,316
Fluidra SA	54,669	1,506,424
Iberdrola SA	76,759	891,558
Repsol SA	21,441	323,116
Siemens Gamesa Renewable Energy SA(a)	24,558	397,033
Solaria Energia y Medio Ambiente SA	18,123	407,615
		3,996,062

Sweden (0.93%)
AAK AB	17,147	299,216
Boliden AB	130,144	5,714,992
Epiroc AB, Class A	51,770	1,062,873
Holmen AB, B Shares	8,330	486,425
Lundin Energy AB	107,262	4,478,603
SSAB AB, A Shares	190,388	1,228,091
	Shares	Value (Note 2)
Sweden (continued)
Svenska Cellulosa AB SCA, Class B	218,017	$4,266,223
		17,536,423

Switzerland (0.16%)
Bucher Industries AG	799	291,591
Ferrexpo PLC	687,611	1,429,245
Glencore PLC	206,097	1,288,787
		3,009,623

United States (9.54%)
AGCO Corp.	30,162	3,842,638
Albemarle Corp.	10,715	2,066,173
Allegheny Technologies, Inc.(a)	34,615	940,836
American States Water Co.	14,594	1,147,964
American Water Works Co., Inc.	10,923	1,683,016
Antero Resources Corp.(a)	8,430	296,736
APA Corp.	51,187	2,095,084
Archer-Daniels-Midland Co.	24,736	2,215,356
Archrock, Inc.	157,623	1,372,896
Arconic, Inc.(a)	43,605	1,097,102
Array Technologies, Inc.(a)	28,924	188,874
Baker Hughes Co.	36,573	1,134,494
Bloom Energy Corp., Class A(a)	40,155	745,277
Bunge, Ltd.	37,892	4,286,343
California Water Service Group	30,789	1,597,025
Callon Petroleum Co.(a)	16,701	856,260
Cal-Maine Foods, Inc.	14,471	777,527
Centennial Resource Development, Inc., Class A(a)	203,236	1,573,047
CF Industries Holdings, Inc.	87,454	8,468,171
ChampionX Corp.	42,298	892,488
Chemours Co.	101,629	3,360,871
Chevron Corp.	11,808	1,849,959
Civitas Resources, Inc.	23,563	1,381,263
Cleveland-Cliffs, Inc.(a)	21,936	559,149
CNX Resources Corp.(a)	40,534	832,974
Commercial Metals Co.	14,599	598,559
Compass Minerals International, Inc.	59,709	3,530,593
Comstock Resources, Inc.(a)	335,766	5,718,096
ConocoPhillips	28,355	2,708,470
Corteva, Inc.	87,240	5,032,876
Coterra Energy, Inc.	61,433	1,768,656
Darling Ingredients, Inc.(a)	17,613	1,292,618
Deere & Co.	4,669	1,762,781
Devon Energy Corp.	20,591	1,197,778
Diamondback Energy, Inc.	25,802	3,256,986
Dril-Quip, Inc.(a)	4,408	127,303
Energy Fuels, Inc.(a)	19,053	143,088
Enphase Energy, Inc.(a)	10,981	1,772,333
EOG Resources, Inc.	31,435	3,670,351
Essential Utilities, Inc.	25,937	1,160,940
Exxon Mobil Corp.	25,797	2,199,194
First Solar, Inc.(a)	24,321	1,776,163
FMC Corp.	48,107	6,376,102
Freeport-McMoRan, Inc.	82,278	3,336,373
FuelCell Energy, Inc.(a)	19,365	79,009

See Notes to Financial Statements.

13 | April 30, 2022

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund

Consolidated Statement of Investments	April 30, 2022 (Unaudited)

	Shares	Value (Note 2)
United States (continued)
Green Plains, Inc.(a)	33,207	$932,120
Halliburton Co.	82,737	2,947,092
Hecla Mining Co.	743,964	3,876,052
Helix Energy Solutions Group, Inc.(a)	302,387	1,242,811
Helmerich & Payne, Inc.	52,323	2,408,428
Hess Corp.	21,053	2,169,933
HF Sinclair Corp.(a)	22,080	839,482
Hormel Foods Corp.	30,198	1,582,073
Ingredion, Inc.	35,620	3,031,619
Kinder Morgan, Inc.	5,763	104,598
Laredo Petroleum, Inc.(a)	3,530	251,371
Liberty Energy, Inc., Class A(a)	27,088	437,200
Livent Corp.(a)	29,345	626,809
Marathon Oil Corp.	62,915	1,567,842
Marathon Petroleum Corp.	24,420	2,130,889
Matador Resources Co.	29,370	1,433,843
Middlesex Water Co.	11,803	1,049,877
Mosaic Co.	29,148	1,819,418
MP Materials Corp.(a)	29,775	1,132,641
MRC Global, Inc.(a)	14,444	173,184
Murphy Oil Corp.	36,727	1,398,564
National Fuel Gas Co.	3,154	221,190
National Oilwell Varco, Inc.	84,671	1,535,085
New WEI, Inc.(a)	68,768	103
Newmont Corp.	34,178	2,489,867
NexTier Oilfield Solutions, Inc.(a)	19,304	212,923
Northern Oil and Gas, Inc.	13,153	328,562
NOW, Inc.(a)	36,848	401,643
Oceaneering International, Inc.(a)	69,252	784,625
Patterson-UTI Energy, Inc.	187,413	3,081,069
PDC Energy, Inc.	27,893	1,945,258
Phillips 66	8,398	728,610
Pilgrim's Pride Corp.	103,106	2,923,055
Pioneer Natural Resources Co.	4,083	949,175
Plug Power, Inc.(a)	21,677	455,651
PotlatchDeltic Corp., REIT	68,244	3,780,035
ProPetro Holding Corp.(a)	114,066	1,612,893
Range Resources Corp.(a)	58,949	1,764,933
Rayonier, Inc., REIT	48,611	2,099,995
Reliance Steel & Aluminum Co.	7,901	1,566,373
Renewable Energy Group, Inc.(a)	13,274	810,510
Royal Gold, Inc.	8,866	1,156,836
RPC, Inc.(a)	140,085	1,448,479
Sanderson Farms, Inc.	15,926	3,015,907
Schlumberger NV	34,998	1,365,272
SM Energy Co.	76,573	2,720,639
SSR Mining, Inc.	233,102	5,130,385
Steel Dynamics, Inc.	14,899	1,277,589
SunCoke Energy, Inc.	95,611	795,484
SunPower Corp.(a)	64,160	1,059,282
Talos Energy, Inc.(a)	92,403	1,678,963
Tellurian, Inc.(a)	84,139	419,012
TPI Composites, Inc.(a)	133,337	1,525,375
Transocean, Ltd.(a)	657,543	2,472,361
US Silica Holdings, Inc.(a)	105,682	1,963,572
Valero Energy Corp.	15,840	1,765,843
	Shares	Value (Note 2)
United States (continued)
W&T Offshore, Inc.(a)	43,550	$207,298
Warrior Met Coal, Inc.	18,618	634,315
Weyerhaeuser Co., REIT	36,082	1,487,300
Whiting Petroleum Corp.	15,366	1,122,486
Williams Cos., Inc.	1,855	63,608
Worthington Industries, Inc.	4,148	197,320
		183,124,519

TOTAL COMMON STOCKS
(Cost $452,295,983)		539,423,980

MASTER LIMITED PARTNERSHIPS (0.03%)
United States (0.03%)
Energy Transfer LP	4,974	55,112
Enterprise Products Partners LP	10,676	276,616
Magellan Midstream Partners LP	2,054	99,516
MPLX LP	1,555	50,320
Plains All American Pipeline LP	3,090	32,012
		513,576

TOTAL MASTER LIMITED PARTNERSHIPS
(Cost $900,221)		513,576

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (58.35%)
U.S. Treasury Bonds (58.35%)
United States Cash Management Bill
0.885%, 8/9/22(d)	$80,000,000	$79,788,800
United States Treasury Bill
0.078%, 5/5/22(d)	100,000,000	99,999,260
0.121%, 5/17/22(d)	224,000,000	223,982,966
0.340%, 5/26/22(d)	109,000,000	108,976,729
0.289%, 6/14/22	175,000,000	174,907,505
0.490%, 6/28/22	100,000,000	99,902,229
0.584%, 7/14/22	44,600,000	44,529,458
0.545%, 7/21/22(d)	108,725,000	108,527,080
0.875%, 8/4/22	27,000,000	26,935,660
United States Treasury
Inflation Indexed Bonds,
0.625%, 4/15/23	$116,470,740	$120,545,219
United States Treasury Notes,
1.875%, 5/31/22	$27,000,000	27,030,132
		1,115,125,038
TOTAL GOVERNMENT BONDS
(Cost $1,114,717,207)		1,115,125,038

		Value (Note 2)
TOTAL INVESTMENTS (86.60%)
(Cost $1,567,913,411)		$1,655,062,594

Other Assets In Excess Of Liabilities (13.41%)		256,366,046
NET ASSETS - 100.00%		$1,911,428,640

See Notes to Financial Statements.

14 | April 30, 2022

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund

Consolidated Statement of Investments	April 30, 2022 (Unaudited)

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under rule 144A of the securities act of 1933. This Security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2022, the market value of those securities was $3,657,209 representing 0.19% of the Fund's net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of April 30, 2022 the aggregate market value of those securities was $3,657,209 representing 0.19% of net assets.
(d)	Security, or portion of security, is being held as collateral for total return swap contracts and futures contracts aggregating a total market value of $78,500,000.

For Fund compliance purposes, the Fund's industry and geographical classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine sub-classifications for reporting ease. Industries and regions are shown as a percent of net assets.

See Notes to Financial Statements.

15 | April 30, 2022

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund

Consolidated Statement of Investments	April 30, 2022 (Unaudited)

FUTURES CONTRACTS

Description	Counterparty	Position	Contracts	Expiration Date	Notional Amount/ Fair Value (Note 2)	Unrealized Appreciation
Brent Crude Future	Morgan Stanley	Long	893	05/31/22	$95,676,020	$344,697
Cocoa Future	Morgan Stanley	Short	(705)	09/15/22	(18,146,700)	344,391
Coffee 'C' Future	Morgan Stanley	Short	(39)	09/20/22	(3,245,288)	35,204
Corn Future	Morgan Stanley	Long	297	07/14/22	12,080,475	222,544
KC HRW Wheat Future	Morgan Stanley	Long	64	07/14/22	3,538,400	152,467
Live Cattle Future	Morgan Stanley	Short	(570)	06/30/22	(30,244,200)	930,805
Low Su Gasoil G Future	Morgan Stanley	Long	155	05/12/22	19,022,375	1,327,617
Natural Gas Future	Morgan Stanley	Long	761	05/26/22	55,126,840	17,495,418
Soybean Oil Future	Morgan Stanley	Long	625	07/14/22	31,567,500	2,225,369
Sugar #11 (World) Future	Morgan Stanley	Short	(229)	09/30/22	(4,937,240)	264,661
WTI Crude Future	Morgan Stanley	Long	262	07/20/22	26,430,560	1,870,462
					$186,868,742	$25,213,635

Description	Counterparty	Position	Contracts	Expiration Date	Notional Amount/ Fair Value (Note 2)	Unrealized Depreciation
Copper Future	Morgan Stanley	Long	147	07/27/22	$16,201,238	$(984,008)
Cotton No.2 Future	Morgan Stanley	Short	(244)	12/07/22	(14,892,540)	(181,886)
Frozen Concentrated Orange Juice-A Future	Morgan Stanley	Short	(12)	09/12/22	(311,940)	(15,329)
Gasoline RBOB Future	Morgan Stanley	Short	(108)	08/31/22	(14,336,935)	(939,579)
Gold 100 Oz Future	Morgan Stanley	Long	194	06/28/22	37,086,980	(647,034)
Heating Oil Future	Morgan Stanley	Short	(167)	08/31/22	(23,968,942)	(2,363,738)
Lean Hogs Future	Morgan Stanley	Long	82	06/14/22	3,489,100	(246,673)
LME Aluminum Future	Morgan Stanley	Long	45	05/16/22	3,414,938	(368,579)
LME Nickel Future	Morgan Stanley	Long	160	05/16/22	30,477,120	(2,014,586)
LME Zinc Future	Morgan Stanley	Long	315	05/16/22	32,612,344	(1,077,901)
Low Su Gasoil G Future	Morgan Stanley	Long	254	05/12/22	29,451,300	(322,138)
Platinum Future	Morgan Stanley	Long	265	07/27/22	12,449,700	(1,178,161)
Silver Future	Morgan Stanley	Long	273	07/27/22	31,511,025	(2,961,232)
Soybean Future	Morgan Stanley	Long	93	07/14/22	7,834,088	(19,793)
Soybean Meal Future	Morgan Stanley	Long	562	07/14/22	24,295,260	(1,583,041)
Wheat Future(CBT)	Morgan Stanley	Long	45	07/14/22	2,375,438	(117,106)
WTI Crude Future	Morgan Stanley	Short	(163)	05/20/22	(17,064,470)	(4,523,579)
WTI Crude Future	Morgan Stanley	Short	(1,375)	06/21/22	(141,542,500)	(24,426,518)
					$19,081,204	$(43,970,881)

See Notes to Financial Statements.

16 | April 30, 2022

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund

Consolidated Statement of Investments	April 30, 2022 (Unaudited)

TOTAL RETURN SWAP CONTRACTS(a)

Swap Counterparty	Reference Obligation	Notional Amount	Floating Rate/Fixed Amount Paid by Fund*	Termination Date	Value	Unrealized Appreciation
UBS	CRB 3m Fwd TR Index**	$268,663,441	USB3MTA + 25 bps	11/30/2022	$268,663,446	$5
Citigroup	CRB 3m Fwd TR Index**	268,382,804	USB3MTA + 24 bps	9/30/2022	268,382,807	3
Societe Generale	CRB 3m Fwd TR Index**	129,371,099	USB3MTA + 28 bps	11/30/2022	129,371,102	3
Goldman Sachs	CRB 3m Fwd TR Index**	134,336,878	USB3MTA + 25 bps	9/30/2022	134,336,879	1
		$800,754,221			$800,754,233	$12

Swap Counterparty	Reference Obligation	Notional Amount	Floating Rate/Fixed Amount Paid by Fund†	Termination Date	Value	Unrealized Depreciation
Bank of America - Merrill Lynch	CRB 3m Fwd TR Index**	$349,872,185	USB3MTA + 25 bps	6/30/2022	$349,871,075	$(1,110)
		$349,872,185			$349,871,075	$(1,110)

(a)	For long positions in the total return swap, the Fund receives payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund makes payments on any negative return of such Reference Obligations plus the rate paid by the fund. For short positions in the total return swap, the Fund makes payments based on any positive return of the Reference Obligation less the rate paid by the Fund. The Fund receives payments on any negative return of such Reference Obligations plus the rate paid by the Fund.
*	United States Auction Results 3 Month Treasury Bill High Discount. Total return swap resets monthly.
**	CRB - Commodity Research Bureau

See Notes to Financial Statements.

17 | April 30, 2022

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund

Consolidated Statement of Assets and Liabilities	April 30, 2022 (Unaudited)

ASSETS
Investments, at value	$1,655,062,594
Cash	207,406,817
Foreign currency, at value (Cost $1,459,816)	1,400,428
Unrealized appreciation on total return swap contracts	12
Receivable for shares sold	14,278,678
Receivable for variation margin on futures contracts	2,948,110
Receivable due from broker for total return swap contracts	34,013,026
Dividends and interest receivable	1,253,319
Prepaid expenses and other assets	141,908
Total Assets	1,916,504,892
LIABILITIES
Payable for shares redeemed	3,005,141
Unrealized depreciation on total return swap contracts	1,110
Investment advisory fees payable	1,326,645
Administration and transfer agency fees payable	435,403
Distribution and services fees payable	109,187
Trustees' fees and expenses payable	8,331
Professional fees payable	41,886
Accrued expenses and other liabilities	148,549
Total Liabilities	5,076,252
NET ASSETS	$1,911,428,640
NET ASSETS CONSIST OF
Paid-in capital	$1,579,661,536
Total distributable earnings	331,767,104
NET ASSETS	$1,911,428,640
INVESTMENTS, AT COST	$1,567,913,411

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$9.59
Net Assets	$113,526,841
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	11,834,515
Class A:
Net Asset Value, offering and redemption price per share	$9.61
Net Assets	$15,214,306
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,583,648
Maximum offering price per share ((NAV/0.9450), based on maximum sales charge of 5.50% of the offering price)	$10.17
Class C:
Net Asset Value, offering and redemption price per share(a)	$8.87
Net Assets	$28,473,214
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	3,209,057
Class I:
Net Asset Value, offering and redemption price per share	$9.74
Net Assets	$1,754,214,279
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	180,024,814

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements.

18 | April 30, 2022

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund

Consolidated Statement of Operations	For the Six Months Ended April 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends	$7,076,770
Foreign taxes withheld on dividends	(555,186)
Interest and other income, net of premium amortization and accretion of discount	5,835,835
Total Investment Income	12,357,419

EXPENSES
Investment advisory fees	6,250,422
Investment advisory fees - subsidiary (Note 8)	1,298,583
Administrative fees	780,950
Transfer agency fees	465,795
Distribution and service fees
Investor Class	188,411
Class A	19,131
Class C	98,524
Professional fees	23,891
Reports to shareholders and printing fees	23,535
State registration fees	85,981
Insurance fees	3,314
Custody fees	26,360
Trustees' fees and expenses	28,353
Miscellaneous expenses	13,122
Total Expenses	9,306,372
Less fees waived/reimbursed by investment advisor (Note 8)
Waiver of investment advisory fees - subsidiary	(1,298,583)
Net Expenses	8,007,789
Net Investment Income	4,349,630
Net realized gain on investments	23,098,838
Net realized gain on futures contracts	74,038,868
Net realized gain on total return swap contracts	224,184,193
Net realized loss on foreign currency transactions	(89,551)
Net Realized Gain	321,232,348
Net change in unrealized appreciation on investments	26,106,338
Net change in unrealized depreciation on futures contracts	(16,834,962)
Net change in unrealized depreciation on total return swap contracts	(833)
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	(74,473)
Net Change in Unrealized Appreciation	9,196,070
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	330,428,418
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$334,778,048

See Notes to Financial Statements.

19 | April 30, 2022

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
OPERATIONS
Net investment income	$4,349,630	$14,005,719
Net realized gain	321,232,348	246,879,451
Net change in unrealized appreciation	9,196,070	75,964,516
Net Increase in Net Assets Resulting from Operations	334,778,048	336,849,686

TOTAL DISTRIBUTIONS
From distributable earnings
Investor Class	(15,456,243)	(174,393)
Class A	(1,363,415)	(5,446)
Class C	(2,848,568)	(5,670)
Class I	(201,615,631)	(1,745,843)
Net Decrease in Net Assets from Distributions	(221,283,857)	(1,931,352)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Investor Class	22,847,274	36,968,075
Class A	7,082,162	5,771,217
Class C	13,197,026	10,727,794
Class I	668,334,466	583,450,695
Dividends reinvested
Investor Class	14,698,816	167,790
Class A	871,533	2,437
Class C	1,419,872	4,530
Class I	141,806,630	1,555,689
Shares redeemed, net of redemption fees
Investor Class	(19,036,307)	(27,008,696)
Class A	(843,547)	(1,052,463)
Class C	(1,559,130)	(1,304,792)
Class I	(315,444,773)	(171,560,901)
Net Increase in Net Assets Derived from Beneficial Interest Transactions	533,374,022	437,721,375

Net increase in net assets	646,868,213	772,639,709

NET ASSETS
Beginning of period	1,264,560,427	491,920,718
End of period	$1,911,428,640	$1,264,560,427

See Notes to Financial Statements.

20 | April 30, 2022

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund – Investor Class

Consolidated Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021		For the Year Ended October 31, 2020		For the Year Ended October 31, 2019		For the Year Ended October 31, 2018(a)		For the Year Ended October 31, 2017
Net asset value, beginning of period(b)	$9.50		$6.06		$6.68		$7.54		$7.64		$7.29
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(c)	0.01	(d)	0.11		0.02		0.06		0.05		(0.01	)(d)
Net realized and unrealized gain/(loss)	1.78		3.35		(0.58)		(0.71)		0.04		0.36
Total from investment operations	1.79		3.46		(0.56)		(0.65)		0.09		0.35
DISTRIBUTIONS:
From net investment income	(1.70)		(0.02)		(0.06)		(0.21)		(0.19)		(0.00	)(e)
Total distributions	(1.70)		(0.02)		(0.06)		(0.21)		(0.19)		(0.00	)(e)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		0.00	(e)	0.00	(e)	0.00	(e)	0.00	(e)	0.00	(e)
Net increase/(decrease) in net asset value	0.09		3.44		(0.62)		(0.86)		(0.10)		0.35
Net asset value, end of period	$9.59		$9.50		$6.06		$6.68		$7.54		$7.64
TOTAL RETURN(f)	24.14%		57.25%		(8.44)%		(8.71)%		1.23%		4.85%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$113,527		$89,300		$49,060		$39,226		$48,728		$47,845
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.39	%(g)	1.37	%(h)	1.40	%(h)	1.39	%(h)	1.40	%(h)	1.38%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.39	%(g)	1.37%		1.40%		1.39%		1.40%		1.38%
Ratio of net investment income/(loss) to average net assets	0.30	%(g)	1.36%		0.40%		0.82%		0.66%		(0.10)%
Portfolio turnover rate(i)	26%		48%		98%		81%		42%		66%

(a)	Prior to December 1, 2017, Investor Class was known as Class A.
(b)	Per share amounts and ratios to average net assets include income and expenses of the CoreCommodity Management Cayman Commodity Fund Ltd. (wholly-owned subsidiary).
(c)	Calculated using the average shares method.
(d)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(e)	Less than $0.005 or ($0.005) per share.
(f)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(g)	Annualized.
(h)	The ratio of operating expenses excluding fee waiver/reimbursements to average net assets is calculated excluding the waived Subsidiary management fee (see Note 8 for additional detail). The ratio inclusive of that fee would be for the period ended April 30, 2022, October 31, 2021, October 31, 2020 and October 31, 2019, respectively, 1.56%, 1.55%, 1.58% and 1.54%.
(i)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

21 | April 30, 2022

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund – Class A

Consolidated Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021		For the Year Ended October 31, 2020		For the Year Ended October 31, 2019		For the Period June 12, 2018 (Commencement of Operations) to October 31, 2018
Net asset value, beginning of period(a)	$9.52		$6.07		$6.68		$7.54		$8.16

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.01		0.13		0.04		0.07		(0.00	)(c)
Net realized and unrealized gain/(loss)	1.78		3.34		(0.59)		(0.72)		(0.62)
Total from investment operations	1.79		3.47		(0.55)		(0.65)		(0.62)

DISTRIBUTIONS:
From net investment income	(1.70)		(0.02)		(0.06)		(0.21)		–
Total distributions	(1.70)		(0.02)		(0.06)		(0.21)		–

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		–		0.00	(c)	–		–
Net increase/(decrease) in net asset value	0.09		3.45		(0.61)		(0.86)		(0.62)
Net asset value, end of period	$9.61		$9.52		$6.07		$6.68		$7.54
TOTAL RETURN(d)	24.11%		57.33%		(8.29)%		(8.71)%		(7.60)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$15,214		$7,349		$1,254		$751		$191
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.39	%(e)	1.32	%(f)	1.34	%(f)	1.40	%(f)	1.48	%(e)(f)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.39	%(e)	1.32%		1.34%		1.40%		1.45	%(e)
Ratio of net investment income/(loss) to average net assets	0.29	%(e)	1.56%		0.62%		0.99%		(0.10	)%(e)
Portfolio turnover rate(g)	26%		48%		98%		81%		42%

(a)	Per share amounts and ratios to average net assets include income and expenses of the CoreCommodity Management Cayman Commodity Fund Ltd. (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	Annualized.
(f)	The ratio of operating expenses excluding fee waiver/reimbursements to average net assets is calculated excluding the waived Subsidiary management fee (see Note 8 for additional detail). The ratio inclusive of that fee would be for the period ended April 30, 2022, October 31, 2021, October 31, 2020 and October 31, 2019, respectively, 1.56%, 1.50%, 1.52% and 1.55%.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

22 | April 30, 2022

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund – Class C

Consolidated Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021		For the Year Ended October 31, 2020		For the Year Ended October 31, 2019		For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
Net asset value, beginning of period(a)	$8.94		$5.73		$6.35		$7.22		$7.36		$7.07
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	(0.01	)(c)	0.07		(0.02	)(c)	0.01		(0.00	)(c)(d)	(0.06	)(c)
Net realized and unrealized gain/(loss)	1.63		3.14		(0.54)		(0.68)		0.04		0.35
Total from investment operations	1.62		3.21		(0.56)		(0.67)		0.04		0.29
DISTRIBUTIONS:
From net investment income	(1.69)		(0.01)		(0.06)		(0.20)		(0.18)		–
Total distributions	(1.69)		(0.01)		(0.06)		(0.20)		(0.18)		–
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		0.01		–		0.00	(d)	–		–
Net increase/(decrease) in net asset value	(0.07)		3.21		(0.62)		(0.87)		(0.14)		0.29
Net asset value, end of period	$8.87		$8.94		$5.73		$6.35		$7.22		$7.36
TOTAL RETURN(e)	23.70%		56.37%		(8.97)%		(9.35)%		0.62%		4.10%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$28,473		$13,789		$2,354		$6,702		$9,510		$7,642
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.99	%(f)	2.00	%(g)	2.05	%(g)	2.05	%(g)	2.05	%(g)	2.05%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.99	%(f)	2.00%		2.05%		2.05%		2.05%		2.05%
Ratio of net investment income/(loss) to average net assets	(0.33	)%(f)	0.84%		(0.28)%		0.17%		(0.04)%		(0.81)%
Portfolio turnover rate(h)	26%		48%		98%		81%		42%		66%

(a)	Per share amounts and ratios to average net assets include income and expenses of the CoreCommodity Management Cayman Commodity Fund Ltd. (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	Less than $0.005 or ($0.005) per share.
(e)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(f)	Annualized.
(g)	The ratio of operating expenses excluding fee waiver/reimbursements to average net assets is calculated excluding the waived Subsidiary management fee (see Note 8 for additional detail). The ratio inclusive of that fee would be for the period ended April 30, 2022, October 31, 2021, October 31, 2020 and October 31, 2019, respectively, 2.16%, 2.18%, 2.23% and 2.20%.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

23 | April 30, 2022

ALPS | CoreCommodity Management

CompleteCommodities® Strategy Fund – Class I

Consolidated Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021		For the Year Ended October 31, 2020		For the Year Ended October 31, 2019		For the Year Ended October 31, 2018		For the Year Ended October 31, 2017
Net asset value, beginning of period(a)	$9.62		$6.12		$6.73		$7.58		$7.67		$7.31
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.03		0.14		0.04		0.08		0.07		0.01
Net realized and unrealized gain/(loss)	1.79		3.38		(0.58)		(0.72)		0.03		0.36
Total from investment operations	1.82		3.52		(0.54)		(0.64)		0.10		0.37
DISTRIBUTIONS:
From net investment income	(1.70)		(0.02)		(0.07)		(0.21)		(0.19)		(0.01)
Total distributions	(1.70)		(0.02)		(0.07)		(0.21)		(0.19)		(0.01)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	(0.00	)(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00	(c)	0.00 (c)
Net increase/(decrease) in net asset value	0.12		3.50		(0.61)		(0.85)		(0.09)		0.36
Net asset value, end of period	$9.74		$9.62		$6.12		$6.73		$7.58		$7.67
TOTAL RETURN(d)	24.27%		57.74%		(8.18)%		(8.48)%		1.42%		5.03%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$1,754,214		$1,154,123		$439,254		$500,305		$647,195		$482,710
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.05	%(e)	1.09	%(f)	1.15	%(f)	1.14	%(f)	1.13	%(f)	1.15%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.05	%(e)	1.09%		1.15%		1.14%		1.13%		1.15%
Ratio of net investment income to average net assets	0.63	%(e)	1.68%		0.64%		1.09%		0.90%		0.08%
Portfolio turnover rate(g)	26%		48%		98%		81%		42%		66%

(a)	Per share amounts and ratios to average net assets include income and expenses of the CoreCommodity Management Cayman Commodity Fund Ltd. (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	The ratio of operating expenses excluding fee waiver/reimbursements to average net assets is calculated excluding the waived Subsidiary management fee (see Note 8 for additional detail). The ratio inclusive of that fee would be for the periods ended April 30, 2022, October 31, 2021, October 31, 2020 and October 31, 2019, respectively, 1.23%, 1.27%, 1.33% and 1.29%.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

24 | April 30, 2022

ALPS | Kotak India Growth Fund

Management Commentary	April 30, 2022 (Unaudited)

Performance

ALPS I Kotak India Growth Fund (the “Fund") was launched on February 14, 2011. During the 6-month period ended 30th April 2022 (hereinafter also referred to as the “period”), the Fund's Class A Shares, INDAX, delivered a total return of -7.64% at Net Asset Value, Class C, INFCX, delivered -7.94% with CDSC, Class I, INDIX, delivered -7.52% and Class II, INDSX, delivered -7.38%. The Fund underperformed the benchmark Nifty 500 Index ("NSE500") which returned -4.11% during the period without taking into account sales charges for Class A and C Shares.

Right as the world was preparing to welcome and coexist in the endemic phase of the pandemic, and the global economy was seemingly at the cusp of witnessing green shoots of recovery, surging Covid cases in China, uncertainty around the Russo-Ukraine war and probability of aggressive rate hikes by the US Fed posed inflationary challenges. Signs of global monetary tightening with elevated oil and commodity prices dented consumer sentiment and demand as we see continuous capital outflows from emerging countries (India not spared either). Brent Crude topped US$130 per barrel briefly during March’22 and lingered above US$100 per barrel thereafter.

Despite the temporary new coronavirus variant scare, amid concerns with accelerated Fed taper, rising inflation and a hawkish tone by the global central banks, global equity market remained relatively stable towards the end of 2021. However, the Russo-Ukraine war seems to tip the balance moving into 2022 as central banks have been raising interest rates and taking other measures to curb inflation, coupled with commodity prices remaining elevated and uncertain. It has been two years since Covid was declared a global pandemic. The chaos from social and economic uncertainties continues.

With the sharp rise in oil and commodity prices, coupled with supply chain disruptions and sanctions added on to the pandemic-related supply-chain and fuel global inflation, some Central Banks and Governments around the world decisions to cushion the impact include – (Source: Central Banks, Kotak Institutional Equities): (1) Japan: The Bank of Japan (BOJ) continued with its ultra-easy monetary policy to help the economy recovery from the pandemic. BOJ highlighted that growth had picked up “as a trend” but some weakness was visible due to the Covid-19 impact. BOJ also stated that it would apply a negative interest rate of -0.1% and that it would purchase a necessary amount of government bonds without setting an upper limit so that the 10-year bond yield remains around 0%. (2) US: US Fed chairman hinted a 50 basis point rate hike to take the Federal Funds rate target range to 0.75-1% amid persistently elevated inflation and a tight labour market even as growth surprised on the downside in 1QCY22.

Looking back at India, frontline Nifty Index lost 5.30%, the midcap segment saw a loss of 4.04% and the broad-based NSE500 Index lost 4.11% during the period (all in USD terms).

The Union Budget of India was presented on Feb 1, 2022, just as the country was navigating the third wave of the Covid 19 pandemic. We believe this was clearly a pro-growth budget with the Government’s key macro focus being infrastructure growth and boosting capex spend in a bid to sustain the investment growth momentum.

In our view, the highlight of the budget this year is that it sets the foundation for structural growth over the next few years via investment spend. The Budget provides the necessary impetus through various policies laying the blueprint to steer economy for the next 25 years and enable job creation. We believe the infrastructure growth focus is very clearly visible in various sectors outlined under the umbrella of the PM Gati Shakti scheme (A National Master Plan was launched on 13th October 2021 - a digital platform made up of 16 Ministries, including Railway and Roadways together for integrated planning and coordinated implementation of infrastructure connectivity projects to various economic zones). Capital expenditure growth for FY23 is budgeted at 24.5% over FY22RE (Revised Estimate).

Despite global uncertainty from the Russo-Ukraine war and persistent supply chain issues; with the relax in Covid restrictions, there is demand recovery and a substantial pick-up in new business growth. April Manufacturing PMI expanded to 54.7 vs 54 in March, due to a marked increase in new orders and productions, as well as renewed expansion in international sales. The S&P Global India Service PMI increased to 57.9 in April from 53.6 in March, the highest reading since last November.

India’s economic growth slowed in Q4FY22 (period from Jan’22 - Mar’22) to 4.1%, reflecting impact arising from Omicron wave on the manufacturing and contact-intensive sectors.

Goods and Services Tax (GST) collections for April hit a fresh high and stood at INR1,680bn (~US$22.7bn), potentially pointing to strong economic activity and tighter regulation.

Current account balance in 3QFY22 (Note: October to December 2021 quarter) registered a deficit of US$23bn (2.7% of GDP), widening from a deficit of US$9.9bn in 2QFY22 (1.3% of GDP) and a deficit of US$2.2bn in 3QFY21 (0.3% of GDP). This was mainly due to a widening of the trade deficit to US$60.4bn (2QFY22: US$44.5bn). Exports improved marginally to US$109bn (US$105bn in 2QFY22), while imports surged to US$169bn (US$149bn in 2QFY22). Consumer Price Index (CPI) inflation in April increased sharply to 7.79% (March: 6.95%) led by increases in food and core inflation. Sequentially, headline CPI increased by 1.4%. April Wholesale Price Inflation (WPI) inflation rose by 60bps to 15.1% (March: 14.5%) while also rising sequentially by 2.1% (March: 2.4% month over month).

In short, the Indian economy is currently going through a normalization phase. However, with the Russo-Ukraine war, China lockdowns and tighter financial conditions, we believe it will be an uphill climb out of recovery for India as well as the global economy. In our view, the persistence of elevated inflation emanating from supply disruptions caused by the war and Covid lockdowns in China present as key risks moving forward.

25 | April 30, 2022

ALPS | Kotak India Growth Fund

Management Commentary	April 30, 2022 (Unaudited)

During the semi annual period ended 30th April, 2022, there was a change in the principal investment strategy of the Fund. While the Sub-Adviser has been broadly incorporating environmental, social, and governance (“ESG”) factors into the decision making process over last few years, the Fund’s strategy was amended to incorporate ESG principles more deeply into the Fund’s strategy and philosophy; and to make the use of ESG factors more evident to investors. Under the Fund’s ESG strategy, the Fund will seek to deliver returns in a socially responsive manner by combining a value and growth-oriented investment philosophy with an ESG principle overlay.

This has also resulted in a name change of the Fund. The Fund has been renamed as ALPS Kotak India ESG Fund with effect from May 1, 2022.

The views above are based on publicly available data, Kotak Group internal estimates and are based on the views of the research team at Kotak group.

The views of the author and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed are those of the author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither ALPS Advisors, Inc., Kotak Mahindra Asset Management (Singapore) Pte Ltd., nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

Diversification cannot guarantee gain or prevent losses.

Past performance is no guarantee of future results. Dividends are not guaranteed and are subject to change or elimination. Investments in international and emerging markets securities include exposure to risks such as currency fluctuations, foreign taxes and regulations, and the potential for illiquid markets and political instability.

ALPS Portfolio Solutions Distributor, Inc., ALPS Distributors, Inc. and ALPS Advisors Inc. are affiliated.

26 | April 30, 2022

ALPS | Kotak India Growth Fund

Performance Update	April 30, 2022 (Unaudited)

Performance of $10, 000 Initial Investment (as of April 30, 2022)

Comparison of change in value of a $10,000 investment

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of April 30, 2022)

	6 Month	1 Year	3 Year	5 Year	10 Year	Since Inception^	Total Expense Ratio	What You Pay*
Investor# (NAV)	-7.63%	9.33%	10.76%	7.17%	11.08%	7.93%	1.40%	1.40%
Class A (NAV)	-7.64%	9.47%	10.66%	7.08%	11.03%	7.89%	1.40%	1.40%
Class A (LOAD)	-12.70%	3.47%	8.58%	5.88%	10.40%	7.35%
Class C (NAV)	-7.94%	8.63%	9.85%	6.34%	10.28%	7.16%	2.00%	2.00%
Class C (LOAD)	-8.81%	7.63%	9.85%	6.34%	10.28%	7.16%
Class I	-7.52%	9.66%	10.95%	7.40%	11.38%	8.23%	1.00%	1.00%
Class II	-7.38%	9.98%	11.20%	7.54%	11.46%	8.30%	0.91%	0.75%
Nifty 500 Index[1]	-3.61%	16.99%	12.98%	9.72%	10.29%	7.45%
Morningstar India Index[2]	-3.07%	17.50%	13.98%	10.63%	10.57%	7.62%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-866-759-5679.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 5.50%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load). A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase, and on Class A shares redeemed within the first 18 months after a purchase in excess of $1 million. The Fund imposes a 2.00% redemption fee on shares held for less than 30 days.

27 | April 30, 2022

ALPS | Kotak India Growth Fund

Performance Update	April 30, 2022 (Unaudited)

Performance shown for Class A shares prior to June 12, 2018 reflects the historical performance of the Fund’s Investor shares, calculated using the fees and expenses of Class A shares. Performance shown for Class II shares prior to December 19, 2019 reflects the historical performance of the Fund’s Class I shares, calculated using the fees and expenses of Class II shares.

[1]	Nifty 500 Index (formerly the CNX 500 Index) - India's first broad based benchmark of the Indian capital market. The Nifty 500 companies are disaggregated into 72 industry indices. Industry weightages in the index reflect the industry weightages in the market. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly in an index.
[2]	Morningstar India NR Index: measures the performance of India's equity markets targeting the top 97% of stocks by market capitalization.
^	Fund Inception date of February 14, 2011 for Investor Class and Classes C and I; Fund Inception date of June 12, 2018 for Class A; Fund Inception date of December 19, 2019 for Class II.
*	What You Pay reflects the Advisor's and Sub-Advisor’s decision to contractually limit expenses through February 28, 2023. Please see the prospectus dated February 28, 2022 for additional information.
#	Prior to December 1, 2017, Investor Class was known as Class A.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This Fund is not suitable for all investors and is subject to investment risks, including possible loss of the principal amount invested.

There is no guarantee that the Fund will continue to hold any one particular security or stay invested in any one particular company. The composition of the Fund's top holdings is subject to change. Performance figures are historical and reflect the change in share price, reinvested distributions, changes in net asset value, sales charges and capital gains distributions, if any.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Investing in India involves risk and considerations not present when investing in more established securities markets. The Fund may be more susceptible to economic, market, political and local risks of the region than a fund that is more geographically diversified. Investments in India are subject to a number of risks including, but not limited to, risk of losing some or all of the capital invested, high market volatility, variable market liquidity, geopolitical risks (including political instability), exchange rate fluctuations (between the currency of the fund’s share class and the Indian Rupee), changes in tax regime and restrictions on investment activities of foreign investors.

Top Ten Holdings (as a % of Net Assets) †

Reliance Industries, Ltd.	8.22%
Infosys, Ltd.	7.89%
ICICI Bank, Ltd.	6.19%
HDFC Bank, Ltd.	4.69%
Tata Consultancy Services, Ltd.	3.34%
Axis Bank, Ltd.	3.24%
Bajaj Finance, Ltd.	3.06%
Bharti Airtel, Ltd.	2.99%
State Bank of India	2.69%
Max Healthcare Institute, Ltd.	2.65%
Top Ten Holdings	44.96%

†	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Table presents approximate values only.

Industry Sector Allocation (as a % of Net Assets)

28 | April 30, 2022

ALPS | Kotak India Growth Fund

Statement of Investments	April 30, 2022 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (96.42%)
Communication Services (4.05%)
Entertainment (1.06%)
Nazara Technologies, Ltd.(a)	90,263	$1,821,328
PVR, Ltd.(a)	88,675	2,096,547
		3,917,875

Wireless Telecommunication Services (2.99%)
Bharti Airtel, Ltd.(a)	1,111,913	10,671,384
Bharti Airtel, Ltd. partly paid(a)	78,914	349,528

TOTAL COMMUNICATION SERVICES		14,938,787

Consumer Discretionary (9.88%)
Auto Components (1.97%)
MRF, Ltd.	3,678	3,478,879
Sansera Engineering, Ltd.(a)(b)	166,813	1,731,251
Varroc Engineering, Ltd.(a)(b)(c)	355,341	2,050,665
		7,260,795

Automobiles (2.45%)
Mahindra & Mahindra, Ltd.	277,646	3,326,273
Maruti Suzuki India, Ltd.	56,917	5,700,582
		9,026,855

Hotels, Restaurants & Leisure (0.76%)
Jubilant Foodworks, Ltd.	399,075	2,818,178

Household Durables (2.78%)
Crompton Greaves Consumer Electricals, Ltd.	1,334,428	6,680,192
Orient Electric, Ltd.	831,599	3,570,285
		10,250,477

Internet & Direct Marketing Retail (0.76%)
Cartrade Tech, Ltd.(a)	136,844	1,152,221
Zomato, Ltd.(a)	1,781,388	1,651,965
		2,804,186

Textiles, Apparel & Luxury Goods (1.16%)
Titan Co., Ltd.	134,337	4,286,501

TOTAL CONSUMER DISCRETIONARY		36,446,992

Consumer Staples (4.78%)
Personal Products (4.78%)
Dabur India, Ltd.	628,592	4,550,623
Emami, Ltd.	806,877	5,156,731
Hindustan Unilever, Ltd.	273,518	7,946,710
		17,654,064

TOTAL CONSUMER STAPLES		17,654,064
	Shares	Value (Note 2)
Energy (9.01%)
Oil, Gas & Consumable Fuels (9.01%)
Aegis Logistics, Ltd.	1,017,343	$2,918,507
Reliance Industries, Ltd.	837,060	30,328,740
		33,247,247

TOTAL ENERGY		33,247,247

Financials (28.61%)
Banks (18.56%)
AU Small Finance Bank, Ltd.(a)(b)(c)	357,687	6,442,043
Axis Bank, Ltd.(a)	1,268,470	11,957,293
HDFC Bank, Ltd., ADR	82,825	4,572,768
HDFC Bank, Ltd.	710,523	12,738,139
ICICI Bank, Ltd., Sponsored ADR	591,286	11,258,086
ICICI Bank, Ltd.	1,205,299	11,586,623
State Bank of India	1,548,314	9,944,254
		68,499,206

Consumer Finance (5.11%)
Bajaj Finance, Ltd.	130,965	11,289,441
Muthoot Finance, Ltd.	122,426	2,007,625
SBI Cards & Payment Services, Ltd.	517,527	5,582,339
		18,879,405

Insurance (2.94%)
HDFC Life Insurance Co., Ltd.(b)(c)	744,855	5,647,796
ICICI Lombard General Insurance Co., Ltd.(b)(c)	249,479	4,146,835
PB Fintech, Ltd.(a)	120,936	1,044,768
		10,839,399

Thrifts & Mortgage Finance (2.00%)
Aavas Financiers, Ltd.(a)	248,638	7,376,057

TOTAL FINANCIALS		105,594,067

Health Care (8.39%)
Health Care Providers & Services (5.16%)
Dr Lal PathLabs, Ltd.(b)(c)	51,414	1,734,615
Fortis Healthcare, Ltd.(a)	1,277,235	4,428,837
Max Healthcare Institute, Ltd.(a)	1,817,232	9,780,449
Vijaya Diagnostic Centre Pvt, Ltd.(a)	522,362	3,108,406
		19,052,307

Life Sciences Tools & Services (0.42%)
Tarsons Products, Ltd.(a)	169,759	1,535,435

Pharmaceuticals (2.81%)
Alkem Laboratories, Ltd.	82,739	3,508,425
Aurobindo Pharma, Ltd.	412,620	3,373,829

See Notes to Financial Statements.

29 | April 30, 2022

ALPS | Kotak India Growth Fund

Statement of Investments	April 30, 2022 (Unaudited)

	Shares	Value (Note 2)
Pharmaceuticals (continued)
Cipla, Ltd.	273,413	$3,489,598
		10,371,852

TOTAL HEALTH CARE		30,959,594

Industrials (6.20%)
Air Freight & Logistics (0.65%)
Mahindra Logistics, Ltd.(b)(c)	360,888	2,410,772

Airlines (0.80%)
InterGlobe Aviation, Ltd.(a)(b)(c)	121,781	2,932,834

Building Products (1.20%)
Kajaria Ceramics, Ltd.	330,133	4,440,450

Construction & Engineering (3.04%)
Kalpataru Power Transmission, Ltd.	654,000	3,064,378
Larsen & Toubro, Ltd.	370,011	8,131,938
		11,196,316

Trading Companies & Distributors (0.51%)
IndiaMart InterMesh, Ltd.(b)(c)	29,792	1,895,929

TOTAL INDUSTRIALS		22,876,301

Information Technology (15.48%)
IT Services (15.48%)
Infosys, Ltd., Sponsored ADR	568,643	11,298,936
Infosys, Ltd.	879,275	17,820,440
Persistent Systems, Ltd.	150,403	8,429,650
Tata Consultancy Services, Ltd.	267,758	12,340,524
Tech Mahindra, Ltd.	359,540	5,872,055
Wipro, Ltd.	206,103	1,354,177
		57,115,782

TOTAL INFORMATION TECHNOLOGY		57,115,782

Materials (7.85%)
Chemicals (3.09%)
Kansai Nerolac Paints, Ltd.	471,593	2,887,520
SRF, Ltd.	261,750	8,512,773
		11,400,293

Construction Materials (4.12%)
JK Cement, Ltd.	99,228	3,422,207
Ramco Cements, Ltd.	455,168	4,703,037
Shree Cement, Ltd.	21,035	7,077,525
		15,202,769
	Shares	Value (Note 2)
Containers & Packaging (0.64%)
Mold-Tek Packaging, Ltd.	237,070	$2,375,360

TOTAL MATERIALS		28,978,422

Real Estate (2.17%)
Real Estate Management & Development (2.17%)
Brigade Enterprises, Ltd.	647,635	3,817,128
Oberoi Realty, Ltd.(a)	335,584	4,180,657
		7,997,785

TOTAL REAL ESTATE		7,997,785

TOTAL COMMON STOCKS
(Cost $289,907,773)		355,809,041

TOTAL INVESTMENTS (96.42%)
(Cost $289,907,773)		$355,809,041

Assets In Excess Of Other Liabilities (3.58%)		13,227,925

NET ASSETS (100.00%)		$369,036,966

(a)	Non-Income Producing Security.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2022, the aggregate market value of those securities was 28,992,739, representing 7.86% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of April 30, 2022 the aggregate market value of those securities was $28,992,739 representing 7.86% of net assets.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements.

30 | April 30, 2022

ALPS | Kotak India Growth Fund

Statement of Assets and Liabilities	April 30, 2022 (Unaudited)

ASSETS
Investments, at value	$355,809,041
Cash	10,185,548
Foreign currency, at value (Cost $11,151,730)	10,830,960
Receivable for investments sold	2,241,871
Receivable for shares sold	25,214
Dividends and interest receivable	39,664
Prepaid expenses and other assets	34,135
Total Assets	379,166,433
LIABILITIES
Payable for investments purchased	336,550
Payable for shares redeemed	24
Payable for foreign capital gains tax	9,451,388
Investment advisory fees payable	176,289
Administration and transfer agency fees payable	72,827
Distribution and services fees payable	4,382
Trustees' fees and expenses payable	3,861
Professional fees payable	16,365
Accrued expenses and other liabilities	67,780
Total Liabilities	10,129,466
NET ASSETS	$369,036,967
NET ASSETS CONSIST OF
Paid-in capital	$327,903,276
Total distributable earnings	41,133,691
NET ASSETS	$369,036,967
INVESTMENTS, AT COST	$289,907,772
PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$16.36
Net Assets	$3,841,987
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	234,851
Class A:
Net Asset Value, offering and redemption price per share	$16.28
Net Assets	$696,479
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	42,769
Maximum offering price per share ((NAV/0.9450), based on maximum sales charge of 5.50% of the offering price)	$17.23
Class C:
Net Asset Value, offering and redemption price per share(a)	$14.92
Net Assets	$1,412,948
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	94,720
Class I:
Net Asset Value, offering and redemption price per share	$16.97
Net Assets	$15,234,945
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	897,549
Class II:
Net Asset Value, offering and redemption price per share	$17.08
Net Assets	$347,850,608
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	20,368,910

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements.

31 | April 30, 2022

ALPS | Kotak India Growth Fund

Statement of Operations	For the Six Months Ended April 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends	$520,150
Foreign taxes withheld on dividends	(114,355)
Interest and other income	1,993
Total Investment Income	407,788

EXPENSES
Investment advisory fees	1,252,906
Administrative fees	302,460
Transfer agency fees	1,766
Distribution and service fees
Investor Class	7,350
Class A	1,351
Class C	7,560
Professional fees	18,956
Reports to shareholders and printing fees	4,516
State registration fees	36,079
Insurance fees	1,447
Custody fees	49,037
Trustees' fees and expenses	8,442
Repayment of previously waived fees
Investor Class	2,336
Class A	383
Class C	860
Class I	9,429
Miscellaneous expenses	17,355
Total Expenses	1,722,233
Less fees waived/reimbursed by investment advisor (Note 8)
Class A	(383)
Class II	(233,782)
Net Expenses	1,488,068
Net Investment Loss	(1,080,280)
Net realized gain on investments	7,262,822
Net realized loss on foreign currency transactions	(78,110)
Net Realized Gain	7,184,712
Net change in unrealized depreciation on investments	(40,701,215)
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	(39,696)
Net change in unrealized foreign capital gains tax	5,151,495
Net Change in Unrealized Depreciation	(35,589,416)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(28,404,704)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(29,484,984)

See Notes to Financial Statements.

32 | April 30, 2022

ALPS | Kotak India Growth Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
OPERATIONS
Net investment loss	$(1,080,280)	$(471,474)
Net realized gain	7,184,712	24,382,297
Net change in unrealized appreciation/(depreciation)	(35,589,416)	75,895,287
Net Increase/(Decrease) in Net Assets Resulting from Operations	(29,484,984)	99,806,110

TOTAL DISTRIBUTIONS
From distributable earnings
Investor Class	(203,811)	–
Class A	(41,456)	–
Class C	(88,461)	–
Class I	(829,227)	–
Class II	(19,311,883)	–
Net Decrease in Net Assets from Distributions	(20,474,838)	–

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Investor Class	1,042,513	1,111,855
Class A	109,072	905,016
Class C	12,000	20,550
Class I	1,696,125	4,418,625
Class II	–	150,000,000
Dividends reinvested
Investor Class	176,973	–
Class A	39,052	–
Class C	88,461	–
Class I	790,535	–
Class II	19,311,883	–
Shares redeemed, net of redemption fees
Investor Class	(662,528)	(1,190,945)
Class A	(105,850)	(573,685)
Class C	(73,761)	(877,201)
Class I	(1,260,411)	(18,425,509)
Net Increase in Net Assets Derived from Beneficial Interest Transactions	21,164,064	135,388,706

Net increase/(decrease) in net assets	(28,795,758)	235,194,816

NET ASSETS
Beginning of period	397,832,724	162,637,998
End of period	$369,036,966	$397,832,814

See Notes to Financial Statements.

33 | April 30, 2022

ALPS | Kotak India Growth Fund – Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020		For the Year Ended October 31, 2019	For the Year Ended October 31, 2018(a)	For the Year Ended October 31, 2017
Net asset value, beginning of period	$18.70		$12.66	$13.02	(b)	$11.73 (b)	$14.53 (b)	$12.32 (b)
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(c)	(0.10)		(0.12)	(0.07	)(d)	(0.10)	(0.13)	(0.10)
Net realized and unrealized gain/(loss)	(1.26)		6.16	(0.93)		2.19	(2.26)	2.45
Total from investment operations	(1.36)		6.04	(1.00)		2.09	(2.39)	2.35
DISTRIBUTIONS:
From net investment income	(0.44)		–	–		–	–	–
From net realized gains	(0.54)		–	(0.17)		(0.80)	(0.41)	(0.14)
Total distributions	(0.98)		–	(0.17)		(0.80)	(0.41)	(0.14)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	0.00	(e)	0.00 (e)	0.81		0.00 (e)	0.00 (e)	0.00 (e)
Net increase/(decrease) in net asset value	(2.34)		6.04	(0.36)		1.29	(2.80)	2.21
Net asset value, end of period	$16.36		$18.70	$12.66		$13.02	$11.73	$14.53
TOTAL RETURN(f)	(7.63)%		47.71%	(1.48)%		18.58%	(16.91)%	19.45%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$3,842		$3,814	$2,704		$4,604	$5,821	$9,538
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.38	%(g)	1.35%	1.72%		3.27%	2.80%	2.95%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.38	%(g)	1.35%	1.40	%(h)	1.91%	1.93%	1.90%
Ratio of net investment loss to average net assets	(1.17	)%(g)	(0.73)%	(0.64)%		(0.79)%	(0.91)%	(0.74)%
Portfolio turnover rate(i)	11%		30%	90%		56%	24%	30%

(a)	Prior to December 1, 2017, Investor Class was known as Class A.
(b)	Per share amounts and ratios to average net assets include income and expenses of the Kotak Mauritius Portfolio (wholly-owned subsidiary).
(c)	Calculated using the average shares method.
(d)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(e)	Less than $0.005 or ($0.005) per share.
(f)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(g)	Annualized.
(h)	Effective December 2, 2019, the net expense limitation agreement changed from 1.60% to 1.00%, excluding, among other fees and expenses, 12b-1 fees and shareholder service fees. Refer to Note 8.
(i)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

34 | April 30, 2022

ALPS | Kotak India Growth Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020		For the Year Ended October 31, 2019	For the Period June 12, 2018 (Commencement of Operations) to October 31, 2018
Net asset value, beginning of period	$18.62		$12.59	$12.99	(a)	$11.72 (a)	$13.90	(a)

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.09)		(0.11)	(0.07	)(c)	(0.06)	(0.04)
Net realized and unrealized gain/(loss)	(1.27)		6.14	(0.16)		2.13	(2.14)
Total from investment operations	(1.36)		6.03	(0.23)		2.07	(2.18)

DISTRIBUTIONS:
From net investment income	(0.44)		–	–		–	–
From net realized gains	(0.54)		–	(0.17)		(0.80)	–
Total distributions	(0.98)		–	(0.17)		(0.80)	–

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		0.00 (d)	–		–	–
Net increase/(decrease) in net asset value	(2.34)		6.03	(0.40)		1.27	(2.18)
Net asset value, end of period	$16.28		$18.62	$12.59		$12.99	$11.72
TOTAL RETURN(e)	(7.64)%		47.90%	(1.80)%		18.41%	(15.68)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$696		$762	$89		$96	$8
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.33	%(f)	1.30%	1.62%		3.24%	3.16	%(f)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.23	%(f)	1.30%	1.31	%(g)	1.94%	2.00	%(f)
Ratio of net investment loss to average net assets	(1.02	)%(f)	(0.68)%	(0.56)%		(0.52)%	(0.79	)%(f)
Portfolio turnover rate(h)	11%		30%	90%		56%	24%

(a)	Per share amounts and ratios to average net assets include income and expenses of the Kotak Mauritius Portfolio (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	Less than $0.005 or ($0.005) per share.
(e)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(f)	Annualized.
(g)	Effective December 2, 2019, the net expense limitation agreement changed from 1.60% to 1.00%, excluding, among other fees and expenses, 12b-1 fees and shareholder service fees. Refer to Note 8.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

35 | April 30, 2022

ALPS | Kotak India Growth Fund – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020		For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017
Net asset value, beginning of period	$17.18		$11.70	$12.18	(a)	$11.10 (a)	$13.87 (a)	$11.85 (a)
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.14)		(0.21)	(0.14	)(c)	(0.17)	(0.21)	(0.18)
Net realized and unrealized gain/(loss)	(1.16)		5.69	(0.17)		2.05	(2.15)	2.34
Total from investment operations	(1.30)		5.48	(0.31)		1.88	(2.36)	2.16
DISTRIBUTIONS:
From net investment income	(0.42)		–	–		–	–	–
From net realized gains	(0.54)		–	(0.17)		(0.80)	(0.41)	(0.14)
Total distributions	(0.96)		–	(0.17)		(0.80)	(0.41)	(0.14)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		–	–		0.00 (d)	–	–
Net increase/(decrease) in net asset value	(2.26)		5.48	(0.48)		1.08	(2.77)	2.02
Net asset value, end of period	$14.92		$17.18	$11.70		$12.18	$11.10	$13.87
TOTAL RETURN(e)	(7.94)%		46.84%	(2.58)%		17.69%	(17.52)%	18.60%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$1,413		$1,598	$1,868		$2,195	$2,024	$2,140
Ratio of expenses to average net assets excluding fee waivers and reimbursements	2.00	%(f)	2.00%	2.37%		3.97%	3.51%	3.69%
Ratio of expenses to average net assets including fee waivers and reimbursements	2.00	%(f)	2.00%	2.06	%(g)	2.60%	2.60%	2.60%
Ratio of net investment loss to average net assets	(1.79	)%(f)	(1.37)%	(1.29)%		(1.47)%	(1.57)%	(1.48)%
Portfolio turnover rate(h)	11%		30%	90%		56%	24%	30%

(a)	Per share amounts and ratios to average net assets include income and expenses of the Kotak Mauritius Portfolio (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	Less than $0.005 or ($0.005) per share.
(e)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(f)	Annualized.
(g)	Effective December 2, 2019, the net expense limitation agreement changed from 1.60% to 1.00%, excluding, among other fees and expenses, 12b-1 fees and shareholder service fees. Refer to Note 8.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

36 | April 30, 2022

ALPS | Kotak India Growth Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020		For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017
Net asset value, beginning of period	$19.35		$13.05	$13.43	(a)	$12.05 (a)	$14.87 (a)	$12.58 (a)
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss(b)	(0.07)		(0.07)	(0.03	)(c)	(0.05)	(0.08)	(0.06)
Net realized and unrealized gain/(loss)	(1.32)		6.37	(0.18)		2.23	(2.33)	2.48
Total from investment operations	(1.39)		6.30	(0.21)		2.18	(2.41)	2.42
DISTRIBUTIONS:
From net investment income	(0.45)		–	–		–	–	–
From net realized gains	(0.54)		–	(0.17)		(0.80)	(0.41)	(0.14)
Total distributions	(0.99)		–	(0.17)		(0.80)	(0.41)	(0.14)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		0.00 (d)	0.00	(d)	–	0.00 (d)	0.01
Net increase/(decrease) in net asset value	(2.38)		6.30	(0.38)		1.38	(2.82)	2.29
Net asset value, end of period	$16.97		$19.35	$13.05		$13.43	$12.05	$14.87
TOTAL RETURN(e)	(7.52)%		48.28%	(1.59)%		18.85%	(16.66)%	19.68%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$15,235		$16,053	$21,861		$21,989	$13,746	$19,891
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.00	%(f)	1.00%	1.36%		2.93%	2.48%	2.65%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.00	%(f)	1.00%	1.06	%(g)	1.60%	1.60%	1.60%
Ratio of net investment loss to average net assets	(0.79	)%(f)	(0.45)%	(0.28)%		(0.39)%	(0.57)%	(0.45)%
Portfolio turnover rate(h)	11%		30%	90%		56%	24%	30%

(a)	Per share amounts and ratios to average net assets include income and expenses of the Kotak Mauritius Portfolio (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	The per share amount does not correspond to activity reflected in the Statement of Operations due to class specific expenses during the period.
(d)	Less than $0.005 or ($0.005) per share.
(e)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	Annualized.
(g)	Effective December 2, 2019, the net expense limitation agreement changed from 1.60% to 1.00%, excluding, among other fees and expenses, 12b-1 fees and shareholder service fees. Refer to Note 8.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

37 | April 30, 2022

ALPS | Kotak India Growth Fund – Class II

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021	For the Period December 19, 2019 (Commencement of Operations) to October 31, 2020
Net asset value, beginning of period	$19.45		$13.08	$13.50	(a)

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	(0.05)		(0.02)	0.02
Net realized and unrealized gain/(loss)	(1.32)		6.39	(0.44)
Total from investment operations	(1.37)		6.37	(0.42)

DISTRIBUTIONS:
From net investment income	(0.46)		–	–
From net realized gains	(0.54)		–	–
Total distributions	(1.00)		–	–

Net increase/(decrease) in net asset value	(2.37)		6.37	(0.42)
Net asset value, end of period	$17.08		$19.45	$13.08
TOTAL RETURN(c)	(7.38)%		48.70%	(3.11)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$347,851		$375,605	$136,115
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.88	%(d)	0.91%	1.18	%(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.75	%(d)	0.75%	0.75	%(d)
Ratio of net investment income/(loss) to average net assets	(0.54	)%(d)	(0.11)%	0.24	%(d)
Portfolio turnover rate(e)	11%		30%	90%

(a)	Per share amounts and ratios to average net assets include income and expenses of the Kotak Mauritius Portfolio (wholly-owned subsidiary).
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

38 | April 30, 2022

ALPS | Smith Funds

Management Commentary	April 30, 2022 (Unaudited)

Dear Shareholder,

The ALPS | Smith Total Return Fund and ALPS | Smith Short Duration Fund were launched on June 29, 2018. We followed with the launch of the ALPS | Smith Balanced Opportunity Fund and ALPS | Smith Credit Opportunities Fund on September 15, 2020. We welcome you as a shareholder to the Funds and thank you for your trust. Our process is centered around performance, relationships and investing excellence. Our goal is to provide shareholders with consistent, risk-adjusted returns with a keen focus on capital preservation.

Total Return

The ALPS | Smith Total Return Bond Fund Class I returned a positive 326bps on an annualized basis since the inception of the Fund on June 29, 2018, outperforming its benchmark, the Bloomberg U.S. Aggregate Index, by 176bps. For the semiannual period ending April 30, 2022, the Fund marked a negative return of 837bps, outperforming the Index by 110bps. The outperformance during the six-month period ending April 30, 2022 was attributed to duration management in Treasuries during the rapid sell-off in interest rates in the beginning of 2022 as well as the Fund’s overweight in short duration corporate credit assets which helped insulate performance from some of the impact of rising yields. The Fund was also underweight in mortgage-backed securities (MBS), which performed poorly due to both the move higher in yields as well as the associated spike in interest rate volatility that accompanied this move higher. The overall performance since inception through April 30, 2022 was achieved by focusing on active portfolio positioning, duration management, security selection, and bottom-up fundamental credit analysis.

Short Duration

The ALPS | Smith Short Duration Bond Fund Class I returned a positive 260bps on an annualized basis since the inception of the Fund on June 29, 2018, outperforming its benchmark, the Bloomberg 1-3 Year U.S. Government/Credit Index, by 123bps. For the semiannual period ending April 30, 2022, the Fund marked a negative return of 266bps, outperforming the Index by 58bps. As a continuing theme, the Fund’s overallocation to corporate and securitized assets allowed the Fund to out-yield the Index. Additionally, individual security selection within corporate credit was a large component of the excess returns generated in the period. With the rapid move higher in yields during this period, duration management once again became a driver of outperformance given the impact of the market pricing in aggressive Federal Reserve interest rate hikes. In this environment, the Fund maintained its focus on capital preservation. While being overweight credit on a percentage basis vs. the benchmark, the Fund shortened its credit duration positioning as valuations continued to compress and aimed to shield investors from the relative losses associated with the interest rate sell-off more specific to the 3yr and 5yr tenors held by the Fund.

Credit Opportunities

The ALPS | Smith Credit Opportunities Fund Class I marked a negative return of 45bps since the inception of the Fund on

September 15, 2020, outperforming its benchmark, a 50/50 blend of the Bloomberg U.S. Aggregate Index and the Bloomberg U.S. Corporate High Yield Index, by 228bps. For the semiannual period ending April 30, 2022, the Fund marked a negative return of 780bps, outperforming the Index by 63bps. The outperformance of the Fund over this semiannual period was predominately driven by security selection and active duration management (yield curve positioning). With valuations compressing in the early half of the semiannual period along with the volatility experienced in early 2022, the importance of security selection and security avoidance increased significantly. Overall, positive security selection came from positions in both investment grade and high yield rating categories as well as across industry sectors which remains a hallmark of the Fund’s outperformance since inception.

Balanced Opportunity

The ALPS | Smith Balanced Opportunity Fund Class I returned a positive 728bps on an annualized basis since the inception of the Fund on September 15, 2020, outperforming its benchmark, a blend of 55% Bloomberg U.S. 1000 TR Index / 45% Bloomberg U.S. Aggregate Bond Index, by 306bps. For the semiannual period ending April 30, 2022, the Fund marked a negative return of 878bps, outperforming the Index by 188bps. The performance within the Fixed Income sleeve during the period was attributed to the Fund’s relative defensive duration positioning and an overweight in corporate credit assets, as well as corporate and securitized security selection. Overall performance was also aided by the Fund’s asset allocation mix between Equities and Fixed Income positions. The Fund’s overall performance since inception was achieved by focusing on active portfolio positioning, duration management, security selection, bottom-up fundamental credit analysis, and active asset allocation between the Fixed Income and Equity sleeves.

Macro Commentary

After a robust period of growth and economic activity, consensus was of the belief that both inflation and growth were going to normalize above pre-covid levels. As we started 2022, market participants and the Fed were still using the word “transitory” to describe inflation. Reopening was occurring in fits and starts but making forward progress. Economic data was stable to positive, the employment situation was strong, the manufacturing sector was in the early stages of stabilization, and we were seeing the unleashing of pent-up demand. The market was preparing for less support from both fiscal and monetary policy, but the transition to a sustainable economy looked feasible.

Stepping back to November 2021, we saw the Federal Reserve announce plans to taper asset purchases, a move that was generally accepted by the marketplace. By February, Russia invaded Ukraine, creating geopolitical tension, and immediately impacting global supply chains and inflation. March saw the Federal Reserve hike the Fed Funds rate 25bps and April saw China enter back into lockdowns due to increasing COVID-19 cases. The combination of the aforementioned events has weighed heavily on an already fragile economic situation and must be considered in tandem with expectations that the Fed is willing to act aggressively to fight

39 | April 30, 2022

ALPS | Smith Funds

Management Commentary	April 30, 2022 (Unaudited)

inflation even at the risk of an economic slowdown and possible recession. The underlying thesis of a stronger, longer, and more durable recovery is being challenged given higher inflation, however we believe the foundations for growth remain intact. The Fed will utilize rate hikes to seek to slow inflation while balance sheet reduction (announced May 4, 2022 post the reporting period for this letter) will assist in steepening the Treasury curve. The Fed believes the economy is strong enough to weather the adjustment, however we expect continued market volatility as we progress through the year.

We are encouraged by the health of the consumer, remember consumption accounts for ~70% of GDP. We continue to mark a healthy pace of job gains – including 11.5mm jobs still available – while wages are up a strong 5.5% year-over-year (“YoY”) as of April. Analysis suggests that the consumer came into 2022 with $2.5 trillion in excess savings due to factors including pandemic stimulus, forced savings resulting from a reduction in consumption and higher incomes. While ~27% of the excess savings is expected to be used to absorb higher prices, overall, the consumer is still spending and will help offset economic drags from other sectors.

Manufacturing and Housing have been in a lull throughout the reporting period and will continue to have a neutral economic impact at best on growth. Manufacturing continues to work through supply chain disruptions – ramping up again due to the Russia/Ukraine conflict and recent shutdowns in China – labor issues continue to weigh on the ability to meet demand and inflation is impacting both input costs as well as costs passed onto customers. Housing is starting to slow due to higher rates and a lack of affordability, however we are in a period where we have the tightest supply in over 40 years, which is a very different scenario than the housing crisis of 2008. The tight supply will continue to support housing on the margin, though we recognize that higher rates will slow the pace of contribution overall.

The first quarter of 2022 showed this dynamic at play. 1Q contracted 1.6% from its headline number with net exports, inventories and government spending detracting from growth. However final sales to domestic purchasers – removing inventories and exports – marked a 2.0% gain vs. 1.7% in 4Q, reflecting strong consumption and gross private investment.

We believe the biggest growth drag is and will continue to be inflation and the economy’s adjustment to inflation. The Federal Reserve understands that they can control the demand side of the equation and are therefore hiking the Fed Funds rates to tighten financial conditions as a mechanism to slow growth and allow supply and demand to come back to equilibrium. As of March 2022, headline CPI marked a high of 8.5% YoY while Core CPI marked a high of 6.5%. Expectations that inflation would peak mid-year and start to mark a slower pace of increase is now being challenged by the events unfolding globally, suggesting that the Fed will be forced to act even more aggressively than the market was initially anticipating. The market has completely front run the Fed, quickly adjusting rates higher in a rapid fashion. If higher inflation persists, the Fed is ready to push for more aggressive action, even at the expense of growth.

We’ve spent the last six months in an economic atmosphere of contradictions. The complacency around the strongly anchored view that inflation and growth would normalize as we worked through 2022 is now being challenged. This is largely due to the fact that inflation is proving stickier than expected. Some are even predicting that inflation will continue to rise aggressively, forcing the Fed to raise rates and reduce the balance sheet aggressively. We believe this argument is largely centered around changes in inflation expectations versus the actual true trajectory of inflation, but as we all know, perceptions can quickly become reality. We are bullish on the consumer’s ability to weather the storm but recognize that the Fed is clearly attempting to slow growth to keep inflation from moving higher. Higher prices – via goods/services or rates - will eventually impact consumption, at which point we turn from inflation fears to growth slowdown fears. The mechanism by which the Fed’s communication is making its way through the financial markets has been successful thus far and we question if the market is doing the work for the Fed, which could lead to a scenario where the Fed won’t have to tighten as much as feared - something to think about as the adjustment continues.

Portfolio Positioning

Throughout the semiannual ending period April 30, 2022,Smith Capital Investors turned more defensive across most major Fixed Income asset classes. The market is currently, and will continue to undergo, a period of repricing as both fiscal and monetary policy becomes less supportive and inflation remains higher for longer than the market was initially expecting.

Total Return: We generically decreased the Fund’s credit exposure during the period - most notably from a weighting’s perspective in investment grade while also substantially decreasing the Fund’s duration contribution across investment grade and high yield credit – given moves in valuations and increased uncertainty in the future macro-economic environment. The Federal Reserve’s shift towards rate hikes and “Quantitative Tightening” combined with headline geopolitical events have dramatically changed the investing outlook throughout the period. Uncertainty on what the future may hold has continued to increase making a more defensive stance - regarding both credit and interest rate exposure - more prudent.

Within the Fund’s corporate credit exposure, we reduced both the Fund’s overall weighting as well as the Fund’s duration profile while using the significant backup in both short duration interest rates and credit spreads to add substantially higher-yielding, very short exposure to the Fund’s portfolios. Reducing the overall duration profile of the Fund’s corporate credit exposures can also help reduce the potential volatility from changing credit valuations.

We continue to seek out investments in companies whose management interests are aligned with debtholders either via reducing leverage or outright debt levels. Additionally, we look for a focus on managing through downside scenarios as this provides

40 | April 30, 2022

ALPS | Smith Funds

Management Commentary	April 30, 2022 (Unaudited)

optionality and downside protection. We have been encouraged by the increase in equity raises and highlight this as a hallmark of stories we are attracted to in the current environment. We believe that an increased focus on deleveraging is a positive for both debt and equity holders.

Short duration high yield remains a focus. This area of the market has much less forecasting error embedded in its analysis as it is a liquidity analysis evaluation over a very short period vs. longer-term projections on industries, commodity prices, and competitive dynamics facing a sector/company.

Short Duration: We maintained the Fund’s overall elevated credit exposure during the period as fundamentals remain strong and the yield pickup is material versus other asset classes. While there were substantial valuation changes in this area of the market over the period, we continue to find value in very short duration carry positions. We continue to monitor the changing market consensus around the forward path for the Fed regarding the removal of accommodation.

Credit Opportunities: Early in the semiannual period, while still expressing a positive outlook for credit, the Fund incrementally dialed down duration by favoring shorter duration, high quality high yield credit where opportunities arose. These opportunities, across both primary and secondary markets, were sought to increase Fund resiliency from a structural, fundamental, and valuation perspective. With tightening spreads, we found this particularly important. More so than others, in this business cycle we have found increased dispersion amongst companies and sectors as to where they fall on the spectrum of early cycle, mid-cycle, or late cycle. This is a direct result of the pandemic and the nature by which it impacted companies and sectors differently. During the later months of 2021, we looked to take advantage of situations in which market valuations diverged from our fundamental understanding of where the issuer may be in its business cycle. This highlights our focus on understanding a company’s entire capital structure and how its management team is driving value creation across its structure.

Moving into the first few months of 2022, duration was the great swing factor, driving home that it is a magnifier of returns—in both directions. There also was a significant flattening of both yield and spread curves which presented a historically cheap opportunity cost, in terms of spread and yield give, to move in on the credit curve. The Fund took advantage of this dynamic to shorten duration while preserving potential risk-adjusted returns in anticipation of a less-than-smooth period of monetary policy transition. Progress on this front was made by shortening the Fund’s duration while maintaining spread and yield levels, relative to the Fund’s benchmark over the quarter. Traditionally, decreasing duration results in a material give in spread and yield. Uniquely, this was not necessarily the case given the flattening of the yield and spread curves over the quarter.

Most importantly, the Fund continues to be built from the bottom up, taking advantage of predominately fundamentally improving businesses, capital structures, and credit profiles. Understanding a company’s entire capital structure and how its management team is driving value creation across that structure continues to be a crucial focus of the Fund. Opportunities like the broad flatness in yield and spread curves are executed within the context of our fundamental view on the credit and the risk-adjusted return potential of the security targeted within the capital structure.

Balanced: The Fixed Income sleeve was run largely in line with the Total Return Fund, gradually decreasing the Fund’s credit exposure throughout the period - most notably in investment grade and decreasing the Fund’s duration contribution from credit across both investment grade and high yield. We also aggressively reduced overall portfolio duration with continued market fears around sticky inflation and the potential forward path of the Fed. Notably compared to the Total Return Fund, the Fund continues to run a lower relative credit risk profile given the current asset allocation between Fixed Income and Equities. The Fund was ~72% invested in the Equity sleeve and ~28% in the Fixed Income sleeve due to the market opportunity at the end of the period.

Within the Funds’ U.S. Treasury allocations , we continue to remain active in duration management. For most of the period, we ran shorter durations compared to the Funds’ respective indices; however, we have been more active in this area as volatility increased and yields moved dramatically higher across the curve due to the potential for bifurcated outcomes from the fallout of still lingering COVID, increasing geopolitical tensions, a challenging inflationary environment, and fears that the Federal Reserve will hike too quickly and cut off growth. We are also focused on the shape of the curve: the front-end is driven by Fed policy expectations and the market has front-run rate hike expectations, while the long-end is moving around on inflation expectations (sell-off) or still lingering virus/geopolitical and growth fears (rally). We remain proactive in using the longer duration U.S. Treasury position as an insurance policy when the need arises but recognize that rates still have room to move higher in yield.

Within the Funds’ securitized allocations, we continue to allocate to Agency-mortgage-backed collateralized mortgage obligations (CMOs) and Agency guaranteed commercial mortgage-backed securities (CMBS) where valuations are appropriate. Valuations have moved higher off the lows from nine months ago and mortgages have begun to look much more attractive. Overall, the increase in mortgage rates, slowdown in prepayments, and the upcoming reduction in the Federal Reserve’s MBS holdings have been headwinds for this area of the market. Valuations have begun to adjust to these new realities to a point that we believe that mortgages are in the early innings of appearing attractive. We acknowledge that these headwinds will most likely continue, especially as the Federal Reserve portfolio runoff begins in earnest, but valuations have adjusted to an extent that we have been selectively able to begin adding to the space again. We continue to believe that select CMOs and Agency CMBS provide better convexity, exhibit less change in duration given changes in interest rates and prepayment speeds, and provide higher option-adjusted spreads and yield, however bonds that fit our risk-adjusted return

41 | April 30, 2022

ALPS | Smith Funds

Management Commentary	April 30, 2022 (Unaudited)

hurdles remain somewhat scarce, although not nearly to the same extent as the past 12 months. Additionally, with the significant rise in interest rates during the beginning of 2022, we witnessed a large-scale duration extension of the Agency MBS market, exactly at the time investors were searching for shorter duration options. We were aided in this volatility by our continued focus on seeking to select securities that perform well through a wide band of underlying assumptions rather than a specific directional view.

Fixed Income Themes

Credit — In our last letter, we highlighted three intertwined drivers that we saw at the helm of markets: stimulus—both monetary and fiscal, the economic recovery, and the resulting strong technical backdrop or demand for corporate credit. Since then, all three of these factors have begun to retrench. The Fed has begun an aggressive reversal of prior liquidity accommodation in response to more persistent elevated inflation, the once insatiable demand for fixed income has reversed, and now the prior economic recovery is not only being questioned by investors but also showing signs of slowing. Among all these dynamics one factor has been extremely noteworthy. Duration.

Year to date as of April 30, 2022 duration has been a great swing factor while we continue to experience one of the most challenging starts to any year for fixed income, and really most asset classes. Declines of 20% or more are now common year to date figures. Specific to fixed income, we would normally expect a dose of “flight to quality” buying against that backdrop. The impact of duration on returns, particularly in comparison to measures of credit quality and its associated performance have been meaningful.. Over the past fifteen years the duration profiles of the investment grade credit indices have steadily increased. Specifically, the duration of AA U.S. Credit has gone from approximately 5.5yrs to 8.5yrs—a greater than 50% increase. Over that same time the duration of BB U.S. Credit has marginally decreased—from approximately 4.9yrs to 4.7yrs.

In our view, these diverging duration profiles would be an important component of relative total return profiles going forward. In the current environment, while returns have been challenged across all fixed income, we are witnessing the ramifications of this duration profile divergence now. It goes without saying that lower rated securities typically represent more credit risk and vice versa. In a typical selloff, it’s then reasonable to assume that higher quality credit would fare better than lower quality credit. YTD, through April 30, 2022, the return of AAA/AA corporate credit was -13.01%. Over the same period, the return of BB corporate credit was -8.96%. While it has been hard to find many friendly investments this year, being long duration has certainly not been one of them. That being said, we would be remiss to omit that, yes, BB spreads have underperformed their higher rated counterparts. AAA/AA corporate credit spreads are 22bps wider through April 30, 2022, while BB corporate credit spreads are 76bps wider. Ultimately, though, the outcome an investor realizes is a total return where YTD, the significantly longer duration profile of AAA/AA corporate credit has magnified both the spread and the interest rate moves to such an extent that it has outweighed the relatively smaller spread widening vs. BB corporate credit.

In periods of time like these, where uncertainty is elevated and subsequently volatility is high, we have found the following items to be of acute importance:

Risk-Adjusted Carry – in this environment, we believe that carry (yield income) is of elevated importance. However, not all carry is built the same. Fundamental analysis can unearth risk profiles that may be viewed more or less favorably when compared to their commensurate carry profiles. Given the amplifying nature of duration, as highlighted above, and the general flatness of all-in-yield credit curves, as of the end of the period covered by this report, we were favoring risk-adjusted carry opportunities in the front end of the curve. Together, this brings us to the symbiotic nature of security selection and avoidance.

Security Selection – under the surface of the Investment Grade Corporate Credit Index there is constantly significant opportunity for individual security selection. No matter the inning of the credit cycle or the outlook, there are generally always undersurface opportunities created by changing corporate credit risk profiles. We look for those that display higher probabilities for improving credit strength, regardless of the strenuousness of the macroeconomic backdrop.

Security Avoidance – conversely, active management can purposefully choose to avoid owning certain credits and should do so. In our view, a credit that has a higher probability of going through a phase of deteriorating credit strength would be a prime example of a name to avoid.

As of the end of the period covered by this report, these items have been and will continue to be at the forefront of our credit investment process and credit sleeve portfolio construction.

MBS – MBS has faced numerous headwinds as of the end of the period covered by this report including the rapid move higher in interest rates, the persistent pick up in interest rate volatility, and commentary from the Federal Reserve about reducing its MBS holdings. Combined these factors have driven MBS to underperform during the reporting period. Ending April 30, 2022, the Bloomberg U.S. MBS Index (MBS Index) had nominal returns of -831bps YTD driven largely in part by the impact of rising U.S. Treasury yields. However, this does not tell the entire story as the MBS Index started the period with an average duration in the 4.5yr area; with the rise in mortgage rates driving lower refinancing volumes the duration of the MBS index has extended close to 6yrs (an all-time record high). As we have highlighted previously, the risk of this increase in the duration of mortgages came at exactly the wrong time for investors, increasing the negative impact of rising yields. From an excess return perspective, which adjusts for duration differentials, the MBS Index underperformed the Bloomberg U.S. Aggregate Bond Index by 169bps.

42 | April 30, 2022

ALPS | Smith Funds

Management Commentary	April 30, 2022 (Unaudited)

Looking forward, we believe we are beginning to see some positive signs for MBS outperformance on the horizon. MBS nominal spreads and OAS (option adjusted spread) have risen throughout the year. While OAS remains below historical averages (40-50bps) this is being driven by the elevated levels of interest rate volatility in the market; nominal spreads, which absent this, are near the historic highs. While the Fed has not started to actively let its MBS portfolio begin to run off, we believe the rise in valuation metrics should help attract other buyers overtime to absorb some of this MBS supply. We believe that while short term interest rate uncertainty will also remain a headwind for the asset class, the reduction in negative convexity in the market and changes in valuations make us more positively predisposed to this area than we have been in the last 12 months.

Interest Rates – Treasuries finally started the repricing cycle over the semiannual period, moving higher in yield across the entire curve. The front-end moved rapidly on expectations of the Fed removing accommodation while the long end reacted to increasing inflation pressures. The 2yr Treasury rose over 200bps in yield, starting the period at 50bps and ending near 272bps as the Fed began the tapering process in November followed by the first 25bps rate hike in March. The 30-yr moved up ~100bps over the same period as the market questioned whether the Fed is behind the curve and will be unable to get inflation under control. Volatility has been incredibly high throughout the period and the most interesting development has been that while rates shifted higher across the curve, the curve flattened suggesting the market sees slowing growth in the future. A combination of increasing geopolitical tensions in Russia/Ukraine, the lockdown again in China, and the push/pull between inflation or policy error landed squarely in the Treasury space and caused the curve to invert in March. The Fed was quick to discuss reducing the balance sheet in an effort to re-steepen the curve as they will no longer be the outsized buyer in the market.

Looking forward, we believe the market is doing much of the heavy lifting for the Fed, repricing quickly to the Fed’s communication. This suggests that we may be in a situation where the Fed does not have to raise the Fed Funds rate as high as the extreme forecasts suggest. This has been evident in the consolidation at the front-end of the curve and we believe we are nearing levels in the long end that are fully pricing in Fed action. We are not lacking for event-driven risk over the next six months, which suggests continued volatility as cycles are shorter and information is disseminated much faster. That being said, after being short duration for most of the period, we are aware that outright levels are becoming more attractive and the markets’ ability to quickly pivot could once again lead us into a great buying opportunity in the Fixed Income markets.

Conclusion – We are frequently reminded of a saying in the Fixed Income markets: “Don’t Fight the Fed.” Those words still hold true today. When the Fed is supporting the markets, we are operating on all cylinders. Once the Fed begins the tightening process of removing accommodation, financial conditions tighten, and that tightening is felt across all sectors of the market. The financial markets are in a phase of adjustment as Fiscal policy is removed and Monetary Policy is tightening. The price adjustment we are undergoing is a natural and healthy process. On the other hand, the actual economy is in a stage of normalization post what we labeled the square root impact– a quick decline and recovery followed by a straight line (plateau) – and due to the nature of the pandemic, we are now left in the long plateau phase of the recovery, slowing growth back to the trend line. And just to complicate matters, we have still elevated inflation and geopolitical tensions to contend with.

These are unprecedented times in many ways, with limited historical reference points. Thus, the outcomes in front of us might end up being even more extreme in nature. As we progress towards the next six to twelve months, we are going to get a lot of new information and will have to adjust portfolio risk positions and duration positioning around the information, changing consensus, and a new direction of the market. Like the quick cycles we’ve experienced in the last six months, we expect periods of longer duration and a reduction of risk positioning in our portfolios followed by periods of being short duration and taking on new risks in credit and MBS throughout the year. If volatility continues, which we believe it will, our core process and our size could allow us the ability to make changes with limited friction – both security selection and avoidance are always front of mind. Our job is to recognize changes in sentiment and direction in markets and make decisions around the risks in the portfolio that will yield a more consistent ride for you, our investors. We are, at our core, active managers, and acknowledge that in this environment prudence and caution are warranted.

As always, our three pillars remain front and center – Investment Excellence, Relationships/People and Intentional Culture.

With great appreciation and gratitude,

R. Gibson Smith	Eric C. Bernum, CFA
Portfolio Manager	Portfolio Manager

Jonathan Aal	Garrett Olson, CFA
Portfolio Manager	Portfolio Manager

Past performance is no guarantee of future results. Dividends are not guaranteed and are subject to change or elimination. Investments in international and emerging markets securities include exposure to risks such as currency fluctuations, foreign taxes and regulations, and the potential for illiquid markets and political instability.

43 | April 30, 2022

ALPS | Smith Funds

Management Commentary	April 30, 2022 (Unaudited)

The views of the author and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed are those of the author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither ALPS Advisors, Inc., Smith Capital Investors, LLC, nor the Funds accepts any liability for losses either direct or consequential caused by the use of this information.

Indices do not reflect deductions for fees, expenses, or taxes.

An investor may not invest directly in an index.

Diversification cannot guarantee gain or prevent losses.

Gibson Smith is a registered representative of ALPS Distributors, Inc.

Eric Bernum is a registered representative of ALPS Distributors, Inc.

ALPS Portfolio Solutions Distributor, Inc., ALPS Distributors, Inc. and ALPS Advisors Inc. are affiliated.

44 | April 30, 2022

ALPS | Smith Short Duration Bond Fund

Performance Update	April 30, 2022 (Unaudited)

Performance of $100,000 Initial Investment (as of April 30, 2022)

Comparison of change in value of a $100,000 investment

The chart above represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of April 30, 2022)

	6 Month	1 Year	3 Year	Since Inception^	Total Expense Ratio	What You Pay*
Class I	-2.66%	-2.57%	2.24%	2.60%	0.58%	0.49%
Investor (NAV)	-2.91%	-2.94%	1.93%	2.29%	0.93%	0.79%
Class A (NAV)	-2.80%	-2.84%	1.96%	2.30%	0.87%	0.79%
Class A (MOP)	-4.96%	-4.99%	0.05%	0.80%
Class C (NAV)	-3.16%	-3.61%	1.21%	1.56%	1.55%	1.49%
Class C (CDSC)	-4.13%	-4.57%	1.21%	1.56%
Bloomberg U.S. Government/Credit Bond Index¹	-9.92%	-8.47%	0.74%	1.83%
Bloomberg 1-3 Year Government/Credit Bond Index²	-3.24%	-3.50%	0.76%	1.37%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-866-759-5679.

Effective September 1, 2020 the Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 2.25%. Prior to September 1, 2020 the sales charge was 5.50%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. If you invest $500 thousand or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load). A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase, and on Class A shares redeemed within the first 18 months after a purchase in excess of $1 million.

Performance less than 1 year is cumulative.

45 | April 30, 2022

ALPS | Smith Short Duration Bond Fund

Performance Update	April 30, 2022 (Unaudited)

[1]	The Bloomberg US Government/Credit Index: composed of all publicly issued, fixed-rate, nonconvertible, investment-grade corporate debt. Issues are rated at least Baa by Moody's Investors Service or BBB by Standard & Poor's, if unrated by Moody's. Collateralized Mortgage Obligations (CMOs) are not included. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly in an index.
[2]	The Bloomberg 1-3 Yr US Gov/Credit TR Index Unhedged: an index that includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities of between 1 and 3 years and are publicly issued. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly in an index.
^	Fund Inception date of June 29, 2018.
*	What You Pay reflects the Advisor’s decision to contractually limit expenses through February 28, 2023. Please see the prospectus dated February 28, 2022 for additional information.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This Fund is not suitable for all investors, and is subject to investment risks, including possible loss of the principal amount invested.

There is no guarantee that the Fund will continue to hold any one particular security or stay invested in any one particular company. The composition of the Fund's top holdings is subject to change. Performance figures are historical and reflect the change in share price, reinvested distributions, changes in net asset value, sales charges and capital gains distributions, if any.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Asset Type Allocation (as a % of Net Assets) †

Corporate Bond	70.62%
Government Bond	26.84%
Mortgage-Backed Securities	1.93%
Collateralized Mortgage Obligations	0.25%
Commercial Mortgage-Backed Securities	0.19%
Municipal Bond	0.02%
Cash, Cash Equivalents, & Other Net Assets	0.15%
Total	100.00%

†	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Table presents approximate values only.

Top Ten Holdings (as a % of Net Assets) †

U.S. Treasury Note 1.75% 03/15/2025	4.38%
U.S. Treasury Note 0.375% 10/31/2023	3.71%
U.S. Treasury Note 2.25% 03/31/2024	3.49%
U.S. Treasury Note 1.5% 02/29/2024	3.42%
U.S. Treasury Note 1.125% 01/15/2025	2.97%
U.S. Treasury Note 0.875% 01/31/2024	2.94%
U.S. Treasury Note 0.75% 12/31/2023	2.84%
U.S. Treasury Note 2.625% 04/15/2025	2.06%
Bausch Health Cos., Inc. 6.125% 04/15/2025	1.67%
VICI Properties LP 4.375% 05/15/2025	1.56%
Top Ten Holdings	29.04%

†	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Table presents approximate values only.

Industry Sector Allocation (as a % of Net Assets)

Sovereign	26.83%
Banks	17.84%
Diversified Financial Services	6.32%
Auto Manufacturers	5.68%
Electric	4.05%
Pipelines	3.50%
Pharmaceuticals	3.27%
Aerospace/Defense	2.44%
Mortgage Securities	2.16%
REITS	2.03%
Entertainment	1.99%
Oil&Gas	1.92%
Healthcare-Products	1.88%
Gas	1.79%
Retail	1.73%
Semiconductors	1.58%
Healthcare-Services	1.53%
Software	1.20%
Shipbuilding	1.07%
Food	1.01%
Other Industries (each less than 1%)	10.03%
Cash, Cash Equivalents, & Other Net Assets	0.15%
Total	100.00%

*	See Statement of Investments for detailed breakout of other industries.

46 | April 30, 2022

ALPS | Smith Total Return Bond Fund

Performance Update	April 30, 2022 (Unaudited)

Performance of $100,000 Initial Investment (as of April 30, 2022)

Comparison of change in value of a $100,000 investment

The chart above represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of April 30, 2022)

	6 Month	1 Year	3 Year	Since Inception^	Total Expense Ratio	What You Pay*
Class I	-8.37%	-7.39%	1.74%	3.26%	0.73%	0.64%
Investor (NAV)	-8.59%	-7.66%	1.42%	2.94%	0.99%	0.94%
Class A (NAV)	-8.50%	-7.57%	1.45%	2.98%	0.99%	0.94%
Class A (MOP)	-10.57%	-9.66%	-0.44%	1.48%
Class C (NAV)	-8.93%	-8.34%	0.70%	2.23%	1.71%	1.64%
Class C (CDSC)	-9.84%	-9.24%	0.70%	2.23%
Bloomberg US Aggregate Bond Index[1]	-9.47%	-8.51%	0.38%	1.50%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-866-759-5679.

Effective September 1, 2020 the Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 2.25%. Prior to September 1, 2020 the sales charge was 5.50%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. If you invest $500 thousand or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load). A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase, and on Class A shares redeemed within the first 18 months after a purchase in excess of $1 million.

Performance less than 1 year is cumulative.

47 | April 30, 2022

ALPS | Smith Total Return Bond Fund

Performance Update	April 30, 2022 (Unaudited)

[1]	The Bloomberg U.S. Aggregate Bond Index provides a measure of the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly in an index.
^	Fund Inception date of June 29, 2018.
*	What You Pay reflects the Advisor’s decision to contractually limit expenses through February 28, 2023. Please see the prospectus dated February 28, 2022 for additional information.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This Fund is not suitable for all investors, and is subject to investment risks, including possible loss of the principal amount invested.

There is no guarantee that the Fund will continue to hold any one particular security or stay invested in any one particular company. The composition of the Fund's top holdings is subject to change. Performance figures are historical and reflect the change in share price, reinvested distributions, changes in net asset value, sales charges and capital gains distributions, if any.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Asset Type Allocation (as a % of Net Assets) †

Corporate Bond	53.45%
Government Bond	30.79%
Collateralized Mortgage Obligations	6.59%
Mortgage-Backed Securities	5.42%
Commercial Mortgage-Backed Securities	1.70%
Preferred Stock	1.36%
Cash, Cash Equivalents, & Other Net Assets	0.69%
Total	100.00%

†	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Table presents approximate values only.

Top Ten Holdings (as a % of Net Assets) †

U.S. Treasury Bond 2.375% 02/15/2042	4.01%
U.S. Treasury Bond 2.25% 02/15/2052	3.40%
U.S. Treasury Note 2.25% 03/31/2024	3.39%
U.S. Treasury Bond 1.875% 02/15/2032	3.16%
U.S. Treasury Note 0.75% 08/31/2026	2.77%
U.S. Treasury Note 1.5% 01/31/2027	2.59%
U.S. Treasury Note 1.25% 12/31/2026	2.49%
Bausch Health Cos., Inc. 6.125% 04/15/2025	2.16%
U.S. Treasury Note 1.125% 01/15/2025	2.08%
U.S. Treasury Bond 2% 11/15/2041	1.46%
Top Ten Holdings	27.51%

†	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Table presents approximate values only.

Industry Sector Allocation (as a % of Net Assets)

Sovereign	30.79%
Banks	13.48%
Mortgage Securities	12.05%
Diversified Financial Services	5.75%
Pipelines	4.77%
Pharmaceuticals	3.66%
Electric	2.79%
Aerospace/Defense	2.34%
Auto Manufacturers	2.24%
Airlines	2.02%
Oil&Gas	1.91%
Media	1.78%
Entertainment	1.76%
Healthcare-Services	1.35%
Gas	1.27%
Retail	1.02%
Other Industries (each less than 1%)	10.33%
Cash, Cash Equivalents, & Other Net Assets	0.69%
Total	100.00%

*	See Statement of Investments for detailed breakout of other industries.

48 | April 30, 2022

ALPS | Smith Credit Opportunities Fund

Performance Update	April 30, 2022 (Unaudited)

Performance of $100,000 Initial Investment (as of April 30, 2022)

Comparison of change in value of a $100,000 investment

The chart above represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of April 30, 2022)

	6 Month	1 Year	Since Inception^	Total Expense Ratio	What You Pay*
Class I	-7.80%	-6.07%	-0.45%	1.05%	0.92%
Investor (NAV)	-8.04%	-6.36%	-0.77%	1.28%	1.22%
Class A (NAV)	-8.03%	-6.34%	-0.76%	1.32%	1.22%
Class A (MOP)	-10.10%	-8.46%	-2.14%
Class C (NAV)	-8.36%	-7.01%	-1.46%	2.02%	1.92%
Class C (CDSC)	-9.26%	-7.91%	-1.46%
50% Bloomberg US Aggregate Index / 50% Bloomberg US Corporate High Yield Index[1,2]	-8.43%	-6.87%	-2.73%
Bloomberg US Aggregate Bond Index	-9.47%	-8.51%	-6.60%
Bloomberg US Corporate High Yield Bond Index	-7.41%	-5.22%	1.26%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-866-759-5679.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 2.25%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. If you invest $500 thousand or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load). A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase, and on Class A shares redeemed within the first 18 months after a purchase in excess of $1 million.

Performance less than 1 year is cumulative.

49 | April 30, 2022

ALPS | Smith Credit Opportunities Fund

Performance Update	April 30, 2022 (Unaudited)

1	Bloomberg US Aggregate Bond Index: provides a measure of the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly in an index.
2	Bloomberg US Corporate High Yield Index measures the USD-denominated, high yield, fixed-rate corporate bond market. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly in an index.
^	Fund Inception date of September 15, 2020. The Fund has limited operating history.
*	What You Pay reflects the Advisor’s decision to contractually limit expenses through February 28, 2023. Please see the prospectus dated February 28, 2022 for additional information.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This Fund is not suitable for all investors, and is subject to investment risks, including possible loss of the principal amount invested.

There is no guarantee that the Fund will continue to hold any one particular security or stay invested in any one particular company. The composition of the Fund's top holdings is subject to change. Performance figures are historical and reflect the change in share price, reinvested distributions, changes in net asset value, sales charges and capital gains distributions, if any.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Asset Type Allocation (as a % of Net Assets) †

Corporate Bond	83.47%
Government Bond	6.49%
Preferred Stock	3.55%
Common Stock	2.07%
Mortgage-Backed Securities	0.76%
Bank Loan	0.36%
Collateralized Mortgage Obligations	0.30%
Cash, Cash Equivalents, & Other Net Assets	3.00%
Total	100.00%

†	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Table presents approximate values only.

Top Ten Holdings (as a % of Net Assets) †

U.S. Treasury Note 2.25% 03/31/2024	3.42%
U.S. Treasury Note 1.5% 02/29/2024	3.06%
Bausch Health Cos., Inc. 6.125% 04/15/2025	3.00%
Qurate Retail, Inc. 8% 03/15/2031	1.97%
OneMain Finance Corp. 8.875% 06/01/2025	1.80%
Scripps Escrow II, Inc. 5.375% 01/15/2031	1.74%
TransDigm, Inc. 8% 12/15/2025	1.60%
Resolute Forest Products, Inc. 4.875% 03/01/2026	1.42%
GFL Environmental, Inc. 4% 08/01/2028	1.39%
PNC Financial Services Group, Inc. 3M US L + 3.678%	1.39%
Top Ten Holdings	20.79%

†	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Table presents approximate values only.

Industry Sector Allocation (as a % of Net Assets)

Diversified Financial Services	9.53%
Banks	8.45%
Sovereign	6.49%
Pipelines	6.42%
Media	6.39%
Retail	5.36%
Commercial Services	4.73%
Real Estate	4.13%
Investment Companies	3.98%
Pharmaceuticals	3.68%
Home Builders	3.37%
Aerospace/Defense	3.36%
Airlines	3.35%
Electric	2.92%
Oil&Gas	2.32%
Environmental Control	2.26%
Entertainment	2.18%
Auto Manufacturers	2.09%
REITS	1.97%
Packaging&Containers	1.69%
Lodging	1.68%
Forest Products&Paper	1.42%
Oil & Gas Producers	1.28%
Advertising	1.07%
Other Industries (each less than 1%)	6.88%
Cash, Cash Equivalents, & Other Net Assets	3.00%
Total	100.00%

*	See Statement of Investments for detailed breakout of other industries.

50 | April 30, 2022

ALPS | Smith Balanced Opportunity Fund

Performance Update	April 30, 2022 (Unaudited)

Performance of $100,000 Initial Investment (as of April 30, 2022)

Comparison of change in value of a $100,000 investment

The chart above represents historical performance of a hypothetical investment of $100,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of April 30, 2022)

	6 Month	1 Year	Since Inception^	Total Expense Ratio	What You Pay*
Class I	-8.78%	-5.18%	7.28%	1.39%	0.85%
Investor (NAV)	-8.92%	-5.44%	6.98%	1.70%	1.15%
Class A (NAV)	-8.92%	-5.43%	7.00%	1.70%	1.15%
Class A (MOP)	-11.88%	-8.54%	4.81%
Class C** (NAV)	-9.32%	-6.11%	6.19%	2.40%	1.85%
Class C (CDSC)	-10.22%	-7.04%	6.19%
55% Bloomberg U.S. 1000 TR Index / 45% Bloomberg U.S. Aggregate Bond Index[1,2]	-10.66%	-5.03%	4.22%
Bloomberg U.S. Aggregate Bond Index	-9.47%	-8.51%	-6.60%
Bloomberg U.S. 1000 TR Index	-11.83%	-2.48%	13.42%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-866-759-5679.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 3.25%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. If you invest $500 thousand or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load). A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase, and on Class A shares redeemed within the first 18 months after a purchase in excess of $1 million.

Performance less than 1 year is cumulative.

51 | April 30, 2022

ALPS | Smith Balanced Opportunity Fund

Performance Update	April 30, 2022 (Unaudited)

1	Effective February 1, 2021, the Bloomberg U.S. 1000 TR Index replaced the Russell 1000 Index TR component. The Bloomberg U.S. 1000 Total Return Index is a float market-cap weighted benchmark of the 1000 most highly capitalized US companies. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly in an index.
2	Bloomberg U.S. Aggregate Bond Index: provides a measure of the performance of the U.S. dollar denominated investment grade bond market, which includes investment grade government bonds, investment grade corporate bonds, mortgage pass through securities, commercial mortgage backed securities and asset backed securities that are publicly for sale in the United States. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly in an index.
^	Fund Inception date of September 15, 2020. The Fund has limited operating history.
*	What You Pay reflects the Advisor’s decision to contractually limit expenses through February 28, 2023. Please see the prospectus dated February 28, 2022 for additional information.
**	Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value for financial reporting purposes.
+	Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value for financial reporting purposes.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This Fund is not suitable for all investors, and is subject to investment risks, including possible loss of the principal amount invested.

There is no guarantee that the Fund will continue to hold any one particular security or stay invested in any one particular company. The composition of the Fund's top holdings is subject to change. Performance figures are historical and reflect the change in share price, reinvested distributions, changes in net asset value, sales charges and capital gains distributions, if any.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Asset Type Allocation (as a % of Net Assets) †

Common Stock	66.34%
Corporate Bond	14.46%
Government Bond	6.94%
Collateralized Mortgage Obligations	3.71%
Mortgage-Backed Securities	2.65%
Preferred Stock	0.32%
Commercial Mortgage-Backed Securities	0.05%
Cash, Cash Equivalents, & Other Net Assets	5.53%
Total	100.00%

†	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Table presents approximate values only.

Top Ten Holdings (as a % of Net Assets) †

Microsoft Corp.	3.29%
Apple, Inc.	3.17%
UnitedHealth Group, Inc.	2.91%
Alphabet, Inc.	2.69%
ConocoPhillips	2.33%
Costco Wholesale Corp.	1.67%
JPMorgan Chase & Co.	1.65%
Walmart, Inc.	1.61%
Enbridge, Inc.	1.53%
Coca-Cola Co.	1.48%
Top Ten Holdings	22.33%

†	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Table presents approximate values only.

Industry Sector Allocation (as a % of Net Assets)

Sovereigns	6.95%
Mortgage Securities	5.50%
Software	5.40%
Health Care Facilities & Svcs	5.05%
Retail -Consumer Staples	4.41%
Banks	3.97%
Oil & Gas Producers	3.86%
Technology Hardware	3.85%
Semiconductors	3.23%
Leisure Facilities & Services	3.20%
Internet Media & Services	2.69%
Banking	2.63%
Medical Equipment & Devices	2.59%
Biotech & Pharma	2.42%
Machinery	2.27%
Retail -Discretionary	2.06%
Chemicals	2.05%
Asset Management	1.75%
Transportation & Logistics	1.67%
Diversified Financial Services	1.56%
Technology Services	1.55%
Beverages	1.53%
REITS	1.52%
E-Commerce Discretionary	1.45%
Pipelines	1.37%
Metals & Mining	1.35%
Institutional Financial Services	1.25%
Entertainment Content	1.23%
Commercial Support Services	1.10%
Specialty Finance	1.09%
Electrical Equipment	1.03%
Other Industries (each less than 1%)	12.89%
Cash, Cash Equivalents, & Other Net Assets	5.53%
Total	100.00%

*	See Statement of Investments for detailed breakout of other industries

52 | April 30, 2022

ALPS | Smith Short Duration Bond Fund

Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (0.25%)

Fannie Mae
Series 1992-180, Class F,
1M US L + 1.15%, 10/25/2022(a)	$1,251	$1,253
Series 1992-52, Class FD,
1M US L + 0.02%, 09/25/2022(a)	352	351
Series 1992-62, Class FA,
1M US L + 0.90%, 10/25/2022(a)	2,268	2,269
Series 1992-73, Class FC,
1M US L + 0.75%, 05/25/2022(a)	14	14
Series 1992-89, Class FB,
1M US L + 0.50%, 06/25/2022(a)	16	16
Series 1993-184, Class M,
–%, 09/25/2023	4,390	4,311
Series 1993-189, Class FB,
10Y US TI + -0.65%,
10/25/2023(a)	2,642	2,619
Series 1993-230, Class FA,
1M US L + 0.60%, 12/25/2023(a)	16,994	17,046
Series 1993-255, Class E,
7.100%, 12/25/2023	19,227	19,775
Series 1993-27, Class FC,
1M US L + 0.90%, 08/25/2023(a)	658	658
Series 1993-31, Class PN,
7.000%, 09/25/2023	38,466	39,244
Series 1993-97, Class FA,
1M US L + 1.25%, 05/25/2023(a)	2,076	2,070
Series 1994-18, Class FA,
1M US L + 0.60%, 02/25/2024(a)	6,128	6,148
Series 1994-22, Class F,
1M US L + 1.20%, 01/25/2024(a)	37,368	37,632
Series 1994-3, Class FA,
1M US L + 0.65%, 03/25/2024(a)	2,261	2,266
Series 1994-3, Class FB,
1M US L + 0.65%, 01/25/2024(a)	12,935	12,964
Series 1994-61, Class E,
7.500%, 04/25/2024	17,585	18,089
Series 1994-75, Class K,
7.000%, 04/25/2024	12,295	12,687
Series 1994-77, Class FB,
1M US L + 1.50%, 04/25/2024(a)	44,966	45,360
Series 1997-12, Class FA,
1M US L + 1.00%, 04/18/2027(a)	21,020	21,274
Series 1997-49, Class F,
1M US L + 0.50%, 06/17/2027(a)	28,716	28,790
Series 2003-39, Class PG,
5.500%, 05/25/2023	11,670	11,770
Series 2003-49, Class YC,
4.000%, 06/25/2023	5,628	5,657
Series 2004-53, Class NC,
5.500%, 07/25/2024	5,380	5,462
Series 2004-95, Class AK,
5.500%, 01/25/2025	11,755	12,029
	Principal Amount	Value (Note 2)
Series 2005-121, Class DY,
5.500%, 01/25/2026	$15,554	$15,936
Series 2006-22, Class CE,
4.500%, 08/25/2023	7,295	7,364
Series 2011-40, Class KA,
3.500%, 03/25/2026	69,116	69,147
Series 2011-44, Class EB,
3.000%, 05/25/2026	22,728	22,737
Series 2011-61, Class B,
3.000%, 07/25/2026	38,393	38,359
Series 2011-80, Class KB,
3.500%, 08/25/2026	44,687	45,288
Series 2012-22, Class ND,
2.000%, 12/25/2026	69,436	69,147
Series 2012-47, Class HA,
1.500%, 05/25/2027	52,617	51,074
Series 2013-5, Class DB,
2.000%, 02/25/2028	104,844	101,639
Series 2015-96, Class EA,
3.000%, 12/25/2026	201,467	198,728
		929,173
Freddie Mac
Series 1993-1487, Class O,
1M US L + 0.75%, 03/15/2023(a)	3,165	3,169
Series 1993-1534, Class J,
1M US L + 0.90%, 06/15/2023(a)	5,094	5,108
Series 1993-1560, Class Z,
7.000%, 08/15/2023	5,997	6,107
Series 1993-1567, Class A,
1M US L + 0.40%, 08/15/2023(a)	23,585	23,573
Series 1993-1584, Class L,
6.500%, 09/15/2023	10,239	10,491
Series 1993-1602, Class PJ,
6.500%, 10/15/2023	12,729	12,977
Series 1993-1611, Class Z,
6.500%, 11/15/2023	6,825	7,019
Series 1993-1628, Class LZ,
6.500%, 12/15/2023	4,078	4,184
Series 1993-1630, Class PK,
6.000%, 11/15/2023	8,312	8,512
Series 1993-1632, Class FB,
1M US L + 1.20%, 11/15/2023(a)	8,913	8,959
Series 1993-1636, Class F,
1M US L + 0.65%, 11/15/2023(a)	5,631	5,642
Series 1993-21, Class F,
1M US L + 0.50%, 10/25/2023(a)	8,675	8,692
Series 1993-24, Class FJ,
1M US L + 0.50%, 11/25/2023(a)	39,325	39,359
Series 1994-1673, Class FB,
10Y US TI + -0.50%,
02/15/2024(a)	3,156	3,139
Series 1994-1699, Class FB,
1M US L + 1.00%, 03/15/2024(a)	5,565	5,566
Series 1994-1707, Class F,
1M US L + 0.70%, 03/15/2024(a)	7,186	7,214

See Notes to Financial Statements.

53 | April 30, 2022

ALPS | Smith Short Duration Bond Fund

Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
Series 1994-1730, Class Z,
7.000%, 05/15/2024	$20,455	$21,006
Series 1994-1744, Class FD,
1M US L + 1.98%, 08/15/2024(a)	26,083	26,490
Series 1994-32, Class PN,
7.500%, 04/25/2024	72,280	74,255
Series 1994-43, Class PH,
6.500%, 10/17/2024	25,266	25,915
Series 1996-1810, Class D,
6.000%, 02/15/2026	16,093	16,463
Series 1996-1885, Class FA,
1M US L + 0.45%, 09/15/2026(a)	4,679	4,686
Series 1997-1983, Class Z,
6.500%, 12/15/2023	7,009	7,202
Series 2001-2332, Class FB,
1M US L + 0.45%, 01/15/2028(a)	93,655	93,819
Series 2002-2528, Class KM,
5.500%, 11/15/2022	7,252	7,295
Series 2003-2595, Class GC,
5.500%, 04/15/2023	12,176	12,286
Series 2003-2634, Class PT,
5.000%, 06/15/2023	2,295	2,307
Series 2004-2877, Class AL,
5.000%, 10/15/2024	2,247	2,280
Series 2005-3005, Class ED,
5.000%, 07/15/2025	48,969	49,996
Series 2006-3104, Class DH,
5.000%, 01/15/2026	26,679	27,273
Series 2009-3575, Class EB,
4.000%, 09/15/2024	9,230	9,297
Series 2010-3661, Class B,
4.000%, 04/15/2025	23,765	23,935
Series 2010-3710, Class MG,
4.000%, 08/15/2025(b)	17,410	17,968
Series 2010-3779, Class KJ,
2.750%, 11/15/2025	27,811	27,915
Series 2011-3822, Class VE,
4.000%, 05/15/2022	10,316	10,312
Series 2011-3829, Class BE,
3.500%, 03/15/2026	16,093	16,249
Series 2011-3907, Class FM,
1M US L + 0.35%, 05/15/2026(a)	7,871	7,870
Series 2012-4003, Class BG,
2.000%, 10/15/2026	40,154	39,936
Series 2013-4177, Class NB,
1.500%, 03/15/2028	24,246	23,285
		707,751
Ginnie Mae
Series 2010-101, Class GU,
4.000%, 08/20/2025(b)	19,258	19,554
Series 2013-53, Class KN,
1.500%, 08/20/2025	20,730	20,406
		39,960
	Principal Amount	Value (Note 2)
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,695,895)		$1,676,884

	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (0.19%)

Fannie Mae-Aces
Series 2012-M10, Class AFL,
1M US L + 0.45%, 09/25/2022(a)	14,761	14,763
Series 2013-M14, Class APT,
2.603%, 04/25/2023(a)	160,746	160,052
Series 2013-M14, Class A2,
3.329%, 10/25/2023(a)	52,752	52,733
Series 2013-M3, Class A2,
2.509%, 11/25/2022(a)	152,726	152,555
Series 2016-M13, Class FA,
1M US L + 0.67%, 11/25/2023(a)	4,540	4,549
Series 2016-M7, Class AV2,
2.157%, 10/25/2023	38,039	37,775
		422,427
Freddie Mac Multifamily Structured Pass Through Certificates
Series 2012-K023, Class X1,
1.317%, 08/25/2022(a)	3,270,670	5,863
Series 2013-K026, Class X1,
1.050%, 11/25/2022(a)	5,285,660	18,418
Series 2015-KF07, Class A,
1M US L + 0.29%, 02/25/2025(a)	9,087	9,072
Series 2016-KF14, Class A,
1M US L + 0.65%, 01/25/2023(a)	136,873	136,911
Series 2016-KJ08, Class A2,
2.356%, 08/25/2022	580,537	580,249
Series 2017-K725, Class A1,
2.666%, 05/25/2023	12,253	12,258
Series 2017-K728, Class A2,
3.064%, 08/25/2024(a)	115,232	114,853
		877,624
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $1,292,122)		1,300,051

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (1.93%)

Fannie Mae Pool
Series 2009-958485,
5.500%, 03/01/2024	2,391,089	2,454,652
Series 2011-MA0717,
3.500%, 04/01/2026	20,845	20,711
Series 2012-,
2.650%, 08/01/2022	101,447	101,347

See Notes to Financial Statements.

54 | April 30, 2022

ALPS | Smith Short Duration Bond Fund

Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2012-471690,
2.790%, 07/01/2022	$152,325	$152,176
Series 2012-AM1076,
2.920%, 10/01/2024	231,270	231,046
Series 2013-AM4125,
3.740%, 08/01/2023	230,000	231,314
Series 2014-,
3.150%, 11/01/2024	175,000	174,858
Series 2015-AM9288,
2.930%, 07/01/2025	1,332,676	1,335,857
Series 2016-,
2.910%, 07/01/2026	35,930	35,235
2.935%, 07/01/2026(a)	108,820	106,842
3.210%, 01/01/2026	65,000	65,313
Series 2016-AL8941,
2.820%, 01/01/2024(a)	59,462	59,243
Series 2016-AN1413,
2.490%, 05/01/2026	142,352	138,241
Series 2017-,
2.470%, 01/01/2024	2,000,000	1,992,451
Series 2017-AN5196,
2.910%, 04/01/2024	300,000	299,677
Series 2017-AN6645,
2.600%, 09/01/2024	250,000	250,097
Series 2018-AN8096,
3.020%, 06/01/2024	305,000	304,797
Series 2018-AN8203,
2.950%, 01/01/2025	2,889,248	2,889,188
Series 2018-BL0760,
3.790%, 12/01/2025	590,000	593,954
Series 2019-BL2539,
3.050%, 05/01/2024	139,017	139,387
		11,576,386
Freddie Mac Gold Pool
Series 2012-T40090,
3.000%, 05/01/2027	75,690	73,945

Freddie Mac Pool
Series 2017-WN2000,
2.700%, 08/01/2023	1,383,358	1,381,854

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $13,402,253)		13,032,185

CORPORATE BONDS (70.62%)

Aerospace & Defense (3.51%)
Boeing Co.
2.20%, 02/04/2026	5,000,000	4,565,939
Huntington Ingalls Industries, Inc.
0.67%, 08/16/2023(c)	7,500,000	7,256,908
Teledyne Technologies, Inc.
0.65%, 04/01/2023	3,000,000	2,930,682
0.95%, 04/01/2024	3,000,000	2,855,408
	Principal Amount	Value (Note 2)
TransDigm, Inc.
6.25%, 03/15/2026(c)	$559,000	$556,828
8.00%, 12/15/2025(c)	5,341,000	5,565,697
Total Aerospace & Defense		23,731,462
Airlines (0.39%)
Delta Air Lines, Inc.
7.00%, 05/01/2025(c)	2,000,000	2,143,316
Southwest Airlines Co.
4.75%, 05/04/2023	500,000	508,863
Total Airlines		2,652,179
Apparel & Textile Products (0.14%)
Ralph Lauren Corp.
1.70%, 06/15/2022	925,000	925,515

Auto Parts Manufacturing (0.14%)
Aptiv PLC / Aptiv Corp.
2.40%, 02/18/2025	1,000,000	962,678

Automobiles Manufacturing (5.39%)
American Honda Finance Corp.
0.65%, 09/08/2023	1,500,000	1,455,999
Ford Motor Credit Co. LLC
2.30%, 02/10/2025	2,000,000	1,859,820
3.38%, 11/13/2025	6,465,000	6,215,225
4.14%, 02/15/2023	1,700,000	1,700,850
General Motors Co.
5.40%, 10/02/2023	2,250,000	2,311,369
General Motors Financial Co., Inc.
3.80%, 04/07/2025	2,000,000	1,977,187
SOFRINDX + 1.30%,
04/07/2025(a)	2,000,000	1,995,069
Hyundai Capital America
0.88%, 06/14/2024(c)	4,000,000	3,759,556
Kia Corp.
1.00%, 04/16/2024(c)	2,850,000	2,718,000
Nissan Motor Co., Ltd.
3.04%, 09/15/2023(c)	4,685,000	4,641,420
3.52%, 09/17/2025(c)	4,000,000	3,867,843
Volkswagen Group of America Finance LLC
0.75%, 11/23/2022(c)	1,500,000	1,485,630
0.88%, 11/22/2023(c)	2,500,000	2,401,299
Total Automobiles Manufacturing		36,389,267
Banks (3.57%)
Citizens Financial Group, Inc.
4.15%, 09/28/2022(c)	400,000	402,660
Credit Suisse AG
Series FXD
3.70%, 02/21/2025	3,000,000	2,975,281
Danske Bank A/S
5.38%, 01/12/2024(c)	250,000	255,176
1Y US TI + 1.03%,
12/08/2023(a)(c)	1,000,000	985,923

See Notes to Financial Statements.

55 | April 30, 2022

ALPS | Smith Short Duration Bond Fund

Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
Discover Bank
3.35%, 02/06/2023	$2,110,000	$2,124,016
First Horizon Corp.
3.55%, 05/26/2023	500,000	500,586
First-Citizens Bank & Trust Co.
1D US SOFR + 3.83%,
06/19/2024(a)	5,855,000	5,890,751
FNB Corp.
2.20%, 02/24/2023	200,000	198,329
Lloyds Banking Group PLC
1Y US TI + 0.55%, 05/11/2024(a)	2,000,000	1,941,887
National Bank of Canada
1Y US TI + 0.40%, 11/15/2024(a)	3,000,000	2,871,442
NatWest Markets PLC
0.80%, 08/12/2024(c)	1,000,000	936,901
Synchrony Bank
3.00%, 06/15/2022	2,770,000	2,771,219
Truist Financial Corp.
1D US SOFR + 0.40%,
06/09/2025(a)	2,000,000	1,967,585
Wells Fargo & Co.
4.13%, 08/15/2023	300,000	303,656
Total Banks		24,125,412

Biotechnology (0.15%)
Roche Holdings, Inc.
1D US SOFR + 0.24%,
03/05/2024(a)(c)	1,000,000	998,484

Cable & Satellite (0.53%)
Charter Communications Operating
LLC / Charter Communications
Operating Capital
3M US L + 1.65%, 02/01/2024(a)	3,530,000	3,596,365

Casinos & Gaming (0.43%)
MGM Resorts International
6.75%, 05/01/2025	2,843,000	2,913,876

Chemicals (0.86%)
Avient Corp.
5.75%, 05/15/2025(c)	3,826,000	3,869,004
International Flavors & Fragrances, Inc.
0.70%, 09/15/2022(c)	1,500,000	1,491,635
Westlake Corp.
0.88%, 08/15/2024	500,000	476,121
Total Chemicals		5,836,760

Commercial Finance (2.54%)
AerCap Ireland Capital DAC / AerCap
Global Aviation Trust
6.50%, 07/15/2025	9,600,000	9,964,576
1D US SOFR + 0.68%,
09/29/2023(a)	2,000,000	1,983,380
	Principal Amount	Value (Note 2)
Park Aerospace Holdings, Ltd.
4.50%, 03/15/2023(c)	$5,135,000	$5,151,807
Total Commercial Finance		17,099,763
Construction Materials Manufacturing (1.09%)
Carlisle Cos., Inc.
0.55%, 09/01/2023	1,000,000	966,072
Martin Marietta Materials, Inc.
0.65%, 07/15/2023	6,540,000	6,376,362
Total Construction Materials Manufacturing		7,342,434
Consumer Finance (3.66%)
Ally Financial, Inc.
1.45%, 10/02/2023	4,730,000	4,600,074
American Express Co.
2.25%, 03/04/2025	3,000,000	2,896,463
3.38%, 05/03/2024	3,000,000	2,998,468
SOFRINDX + 0.23%,
11/03/2023(a)	2,000,000	1,985,951
Capital One Financial Corp.
2.60%, 05/11/2023	400,000	399,209
Fidelity National Information
Services, Inc.
0.38%, 03/01/2023	2,000,000	1,963,723
0.60%, 03/01/2024	2,000,000	1,898,317
OneMain Finance Corp.
8.88%, 06/01/2025	6,675,000	7,009,584
PayPal Holdings, Inc.
1.35%, 06/01/2023	1,000,000	987,219
Total Consumer Finance		24,739,008
Consumer Products (0.65%)
GSK Consumer Healthcare Capital UK
PLC
3.13%, 03/24/2025(c)	4,000,000	3,926,107
Unilever Capital Corp.
0.63%, 08/12/2024	500,000	473,122
Total Consumer Products		4,399,229
Consumer Services (0.07%)
Cintas Corp. No 2
3.45%, 05/01/2025	500,000	498,486

Department Stores (0.70%)
Nordstrom, Inc.
Series WI
2.30%, 04/08/2024	5,000,000	4,794,025

Design, Manufacturing & Distribution (0.42%)
TD SYNNEX Corp.
1.25%, 08/09/2024(c)	3,000,000	2,823,747

Diversified Banks (7.63%)
Banco Santander SA
1Y US TI + 0.45%, 06/30/2024(a)	1,000,000	967,321

See Notes to Financial Statements.

56 | April 30, 2022

ALPS | Smith Short Duration Bond Fund

Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
Bank of America Corp.
1D US SOFR + 0.65%,
12/06/2025(a)	$1,000,000	$937,756
1D US SOFR + 0.69%,
04/22/2025(a)	4,000,000	3,970,581
3M BSBY + 0.43%, 05/28/2024(a)	3,000,000	2,984,910
Bank of Nova Scotia
3.45%, 04/11/2025	3,000,000	2,969,502
Barclays PLC
1Y US TI + 0.80%, 12/10/2024(a)	3,000,000	2,863,644
Citigroup, Inc.
4.30%, 11/20/2026	3,232,000	3,228,156
1D US SOFR + 0.669%,
05/01/2025(a)	3,000,000	2,831,185
HSBC Holdings PLC
1D US SOFR + 0.534%,
08/17/2024(a)	2,000,000	1,926,036
Series .
1D US SOFR + 0.58%,
11/22/2024(a)	5,000,000	4,942,097
JPMorgan Chase & Co.
1D US SOFR + 0.535%,
06/01/2025(a)	2,000,000	1,970,147
1D US SOFR + 1.32%,
04/26/2026(a)	7,000,000	6,985,399
1D US SOFR + 1.46%,
06/01/2024(a)	6,000,000	5,906,263
Series FRN
1D US SOFR + 0.58%,
06/23/2025(a)	2,000,000	1,977,166
Mizuho Financial Group, Inc.
0.87% - 1D US SOFR,
09/08/2024(a)	1,000,000	963,875
1.25% - 1D US SOFR,
07/10/2024(a)	1,000,000	974,984
NatWest Group PLC
6.10%, 06/10/2023	200,000	205,126
1Y US TI + 2.15%, 05/22/2024(a)	1,000,000	987,171
Standard Chartered PLC
1D US SOFR + 0.93%,
11/23/2025(a)(c)	4,000,000	3,971,193
Total Diversified Banks		51,562,512

Electrical Equipment Manufacturing (0.15%)
Siemens Financieringsmaatschappij
NV
0.40%, 03/11/2023(c)	1,000,000	981,500

Entertainment Content (1.99%)
Magallanes, Inc.
3.43%, 03/15/2024(c)	5,000,000	4,970,674
3.64%, 03/15/2025(c)	5,500,000	5,415,465
SOFRINDX + 1.78%,
03/15/2024(a)(c)	3,000,000	3,028,224
Total Entertainment Content		13,414,363
	Principal Amount	Value (Note 2)
Exploration & Production (1.48%)
Continental Resources, Inc.
2.27%, 11/15/2026(c)	$2,675,000	$2,446,675
Murphy Oil Corp.
6.88%, 08/15/2024	1,053,000	1,055,659
Pioneer Natural Resources Co.
0.55%, 05/15/2023	1,000,000	974,787
Range Resources Corp.
5.00%, 08/15/2022	5,499,000	5,519,265
Total Exploration & Production		9,996,386
Financial Services (7.48%)
Bank of New York Mellon Corp.
Series J
1D US SOFR + 0.20%,
10/25/2024(a)	5,000,000	4,955,485
Credit Suisse Group AG
1D US SOFR + 2.044%,
06/05/2026(a)(c)	7,534,000	6,961,150
Goldman Sachs Group, Inc.
0.52%, 03/08/2023	2,000,000	1,964,616
1D US SOFR + 0.49%,
10/21/2024(a)	3,000,000	2,959,091
1D US SOFR + 0.50%,
09/10/2024(a)	2,500,000	2,469,692
1D US SOFR + 0.62%,
12/06/2023(a)	3,000,000	2,984,904
1D US SOFR + 0.70%,
01/24/2025(a)	3,000,000	2,972,352
3M US L + 1.053%, 06/05/2023(a)	800,000	799,864
Series VAR
1D US SOFR + 0.538%,
11/17/2023(a)	1,865,000	1,836,689
Intercontinental Exchange, Inc.
0.70%, 06/15/2023	1,350,000	1,320,217
Morgan Stanley
4.88%, 11/01/2022	500,000	506,804
1D US SOFR + 0.525%,
05/30/2025(a)	3,000,000	2,808,351
1D US SOFR + 0.625%,
01/24/2025(a)	5,000,000	4,953,275
Series GMTN
1D US SOFR + 0.509%,
01/22/2025(a)	5,000,000	4,750,925
Nasdaq, Inc.
0.45%, 12/21/2022	2,000,000	1,972,751
National Securities Clearing Corp.
0.40%, 12/07/2023(c)	1,980,000	1,899,921
UBS AG/London
1D US SOFR + 0.32%,
06/01/2023(a)(c)	1,000,000	998,479
UBS Group AG
1Y US TI + 0.83%,
07/30/2024(a)(c)	1,000,000	971,206
USAA Capital Corp.
0.50%, 05/01/2024(c)	2,000,000	1,906,841
1.50%, 05/01/2023(c)	500,000	492,887
Total Financial Services		50,485,500

See Notes to Financial Statements.

57 | April 30, 2022

ALPS | Smith Short Duration Bond Fund

Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
Food & Beverage (1.28%)
Conagra Brands, Inc.
0.50%, 08/11/2023	$2,000,000	$1,934,880
Hormel Foods Corp.
0.65%, 06/03/2024	2,000,000	1,907,942
JDE Peet's NV
0.80%, 09/24/2024(c)	1,000,000	934,552
Keurig Dr Pepper, Inc.
0.75%, 03/15/2024	1,000,000	954,718
Mondelez International, Inc.
2.13%, 03/17/2024	3,000,000	2,947,188
Total Food & Beverage		8,679,280

Forest & Paper Products Manufacturing (0.25%)
Georgia-Pacific LLC
0.63%, 05/15/2024(c)	1,750,000	1,660,838

Health Care Facilities & Services (1.23%)
AmerisourceBergen Corp.
0.74%, 03/15/2023	2,000,000	1,968,947
Cigna Corp.
0.61%, 03/15/2024	2,000,000	1,907,129
HCA, Inc.
Series 1
5.88%, 05/01/2023	4,300,000	4,439,750
Total Health Care Facilities & Services		8,315,826
Homebuilders (0.25%)
Forestar Group, Inc.
3.85%, 05/15/2026(c)	1,835,000	1,654,876

Industrial Other (0.28%)
Quanta Services, Inc.
0.95%, 10/01/2024	2,000,000	1,876,283

Leisure Products Manufacturing (0.58%)
Brunswick Corp.
0.85%, 08/18/2024	2,000,000	1,869,368
Mattel, Inc.
3.15%, 03/15/2023	2,000,000	1,992,530
Total Leisure Products Manufacturing		3,861,898

Life Insurance (0.14%)
Security Benefit Global Funding
1.25%, 05/17/2024(c)	1,000,000	948,400

Managed Care (0.72%)
Humana, Inc.
0.65%, 08/03/2023	5,014,000	4,868,289

Medical Equipment & Devices Manufacturing (2.17%)
Baxter International, Inc.
SOFRINDX + 0.26%,
12/01/2023(a)(c)	2,000,000	1,991,290
	Principal Amount	Value (Note 2)
Illumina, Inc.
0.55%, 03/23/2023	$2,000,000	$1,962,961
PerkinElmer, Inc.
0.55%, 09/15/2023	2,000,000	1,937,133
Thermo Fisher Scientific, Inc.
0.80%, 10/18/2023	5,000,000	4,850,064
SOFRINDX + 0.53%,
10/18/2024(a)	2,000,000	1,992,604
Zimmer Biomet Holdings, Inc.
1.45%, 11/22/2024	2,000,000	1,894,680
Total Medical Equipment & Devices Manufacturing		14,628,732
Metals & Mining (0.85%)
Steel Dynamics, Inc.
5.00%, 12/15/2026	5,592,000	5,723,600

Pharmaceuticals (2.69%)
AbbVie, Inc.
2.30%, 11/21/2022	1,286,000	1,286,183
Bausch Health Cos., Inc.
6.13%, 04/15/2025(c)	11,256,000	11,296,127
Viatris, Inc.
1.13%, 06/22/2022	5,635,000	5,627,999
Total Pharmaceuticals		18,210,309
Pipeline (3.50%)
Buckeye Partners LP
4.15%, 07/01/2023	7,240,000	7,195,474
4.35%, 10/15/2024	750,000	741,851
Energy Transfer LP
3.45%, 01/15/2023	1,500,000	1,503,389
4.50%, 04/15/2024	900,000	908,125
Gray Oak Pipeline LLC
2.00%, 09/15/2023(c)	2,315,000	2,266,853
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024(c)	3,103,000	3,086,788
Targa Resources Partners LP / Targa
Resources Partners Finance
Corp.
6.50%, 07/15/2027	4,556,000	4,698,831
TransCanada PipeLines, Ltd.
1.00%, 10/12/2024	1,500,000	1,409,207
Western Midstream Operating LP
3M US L + 1.85%, 01/13/2023(a)	1,849,000	1,821,453
Total Pipeline		23,631,971
Power Generation (0.73%)
Alexander Funding Trust
1.84%, 11/15/2023(c)	4,612,000	4,428,867
NRG Energy, Inc.
2.00%, 12/02/2025(c)	500,000	465,077
Total Power Generation		4,893,944
Publishing & Broadcasting (0.22%)
Nexstar Media, Inc.
5.63%, 07/15/2027(c)	1,500,000	1,461,300

See Notes to Financial Statements.

58 | April 30, 2022

ALPS | Smith Short Duration Bond Fund

Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
Railroad (0.14%)
Canadian Pacific Railway Co.
1.35%, 12/02/2024	$1,000,000	$947,823

Real Estate (2.03%)
GLP Capital LP / GLP Financing II, Inc.
5.38%, 11/01/2023	1,220,000	1,239,093
Public Storage
1D US SOFR + 0.47%,
04/23/2024(a)	2,000,000	1,994,979
VICI Properties LP
4.38%, 05/15/2025	10,500,000	10,503,045
Total Real Estate		13,737,117

Refining & Marketing (0.44%)
HF Sinclair Corp.
2.63%, 10/01/2023(c)	3,009,000	2,946,213

Restaurants (0.15%)
Starbucks Corp.
SOFRINDX + 0.42%,
02/14/2024(a)	1,000,000	1,001,057

Retail - Consumer Discretionary (0.33%)
Genuine Parts Co.
1.75%, 02/01/2025	1,000,000	950,569
QVC, Inc.
4.38%, 03/15/2023	1,250,000	1,251,619
Total Retail - Consumer Discretionary		2,202,188

Semiconductors (1.58%)
Analog Devices, Inc.
1D US SOFR + 0.25%,
10/01/2024(a)	2,000,000	1,991,216
Marvell Technology, Inc.
4.20%, 06/22/2023	2,000,000	2,019,272
Microchip Technology, Inc.
0.97%, 02/15/2024	1,000,000	953,760
Renesas Electronics Corp.
1.54%, 11/26/2024(c)	4,000,000	3,760,582
Skyworks Solutions, Inc.
0.90%, 06/01/2023	2,000,000	1,950,641
Total Semiconductors		10,675,471

Software & Services (0.88%)
Intuit, Inc.
0.65%, 07/15/2023	1,000,000	976,463
Nielsen Co. Luxembourg SARL
5.00%, 02/01/2025(c)	1,685,000	1,689,213
Roper Technologies, Inc.
0.45%, 08/15/2022	1,365,000	1,358,089
VMware, Inc.
0.60%, 08/15/2023	2,000,000	1,935,897
Total Software & Services		5,959,662
	Principal Amount	Value (Note 2)
Supermarkets & Pharmacies (0.55%)
7-Eleven, Inc.
0.63%, 02/10/2023(c)	$500,000	$491,407
0.80%, 02/10/2024(c)	3,350,000	3,194,173
Total Supermarkets & Pharmacies		3,685,580
Transportation & Logistics (0.29%)
PACCAR Financial Corp.
0.35%, 08/11/2023	1,000,000	971,244
0.80%, 06/08/2023	1,000,000	981,958
Total Transportation & Logistics		1,953,202
Utilities (5.11%)
American Electric Power Co., Inc.
2.03%, 03/15/2024	3,000,000	2,922,405
Atmos Energy Corp.
3M US L + 0.38%, 03/09/2023(a)	1,795,000	1,795,928
Black Hills Corp.
1.04%, 08/23/2024	3,000,000	2,833,539
CenterPoint Energy Resources Corp.
0.70%, 03/02/2023	2,707,000	2,651,420
Exelon Corp.
3.50%, 06/01/2022	435,000	435,000
NextEra Energy Capital Holdings, Inc.
0.65%, 03/01/2023	5,000,000	4,921,753
ONE Gas, Inc.
0.85%, 03/11/2023	3,000,000	2,949,027
1.10%, 03/11/2024	4,900,000	4,687,454
Pacific Gas and Electric Co.
1.37%, 03/10/2023	2,127,000	2,096,743
3.25%, 02/16/2024	4,000,000	3,948,822
SOFRINDX + 1.15%,
11/14/2022(a)	500,000	500,457
Southern California Edison Co.
Series J
0.70%, 08/01/2023	2,000,000	1,943,210
WEC Energy Group, Inc.
0.80%, 03/15/2024	3,000,000	2,855,753
Total Utilities		34,541,511
Waste & Environment Services & Equipment (0.34%)
GFL Environmental, Inc.
5.13%, 12/15/2026(c)	2,340,000	2,302,888

Wireless Telecommunications Services (0.63%)
AT&T, Inc.
0.90%, 03/25/2024	2,000,000	1,922,055
Sprint Corp.
7.88%, 09/15/2023	2,239,000	2,353,849
Total Wireless Telecommunications Services		4,275,904
Wireline Telecommunications Services (0.29%)
NTT Finance Corp.
0.37%, 03/03/2023(c)	2,000,000	1,962,218

TOTAL CORPORATE BONDS
(Cost $489,475,304)		476,875,331

See Notes to Financial Statements.

59 | April 30, 2022

ALPS | Smith Short Duration Bond Fund

Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (26.84%)

U.S. Treasury Bonds (26.84%)
United States Treasury Notes
0.25%, 09/30/2023	$7,168,000	$6,947,920
0.38%, 10/31/2023	25,897,000	25,081,649
0.75%, 12/31/2023	19,747,000	19,145,334
0.88%, 01/31/2024	20,486,000	19,866,618
1.13%, 01/15/2025	20,986,000	20,033,432
1.50%, 02/29/2024	23,566,000	23,077,190
1.75%, 03/15/2025	30,520,000	29,568,635
2.25%, 03/31/2024	23,762,000	23,563,364
2.63%, 04/15/2025	14,044,000	13,944,156
Total U.S. Treasury Bonds		181,228,298

TOTAL GOVERNMENT BONDS
(Cost $184,157,642)		181,228,298

MUNICIPAL BONDS (0.02%)

City & County of San Francisco CA
1.55%, 06/15/2022	150,000	150,089

TOTAL MUNICIPAL BONDS
(Cost $150,208)		150,089

7-Day Yield		Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.07%)

Money Market Fund (0.07%)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio	0.03%	503,117	503,117

TOTAL SHORT TERM INVESTMENTS
(Cost $503,117)			503,117

TOTAL INVESTMENTS (99.92%)
(Cost $690,676,541)			$674,765,955

Other Assets In Excess Of Liabilities (0.08%)			541,727

NET ASSETS (100.00%)			$675,307,682

Investment Abbreviations:

BSBY - Bloomberg Short-Term Bank Yield

LIBOR - London Interbank Offered Rate

TI – Treasury Index

SOFR - Secured Overnight Financing Rate

Reference Rates:

1M US L - 1 Month LIBOR as of April 30, 2022 was 0.80%

3M US L - 3 Month LIBOR as of April 30, 2022 was 1.33%

1D US SOFR - 1 Day SOFR as of April 30, 2022 was 0.05%

3M BSBY - 3 Month BSBY as of April 30, 2022 was 0.16%

1Y US TI - 1 Year US Treasury Bill as of April 30, 2022 was 1.01%

10Y US TI - 10 Year US Treasury Index as of April 30, 2022 was 2.89%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of April 30, 2022 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of April 30, 2022.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2022, the aggregate market value of those securities was 135,823,818, representing 20.11% of net assets.

See Notes to Financial Statements.

60 | April 30, 2022

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (6.59%)

Fannie Mae
Series 1993-31, Class PN,
7.000%, 09/25/2023	$76,933	$78,486
Series 1997-22, Class F,
0.736%, 03/25/2027(a)	1,886	1,878
Series 1997-76, Class FO,
1M US L + 0.50%,
09/17/2027(a)	16,039	16,116
Series 1999-58, Class F,
1M US L + 0.40%,
11/18/2029(a)	46,997	47,012
Series 2000-40, Class FA,
1M US L + 0.50%,
07/25/2030(a)	17,203	17,274
Series 2000-45, Class F,
1M US L + 0.45%,
12/25/2030(a)	15,210	15,237
Series 2001-27, Class F,
1M US L + 0.50%,
06/25/2031(a)	12,859	12,637
Series 2001-29, Class Z,
6.500%, 07/25/2031	51,201	55,185
Series 2001-51, Class OD,
6.500%, 10/25/2031	26,944	27,724
Series 2001-52, Class XZ,
6.500%, 10/25/2031	26,675	29,116
Series 2001-59, Class F,
1M US L + 0.60%,
11/25/2031(a)	112,693	113,622
Series 2001-60, Class OF,
1M US L + 0.95%,
10/25/2031(a)	13,156	13,418
Series 2001-63, Class FD,
1M US L + 0.60%,
12/18/2031(a)	14,654	14,738
Series 2001-63, Class TC,
6.000%, 12/25/2031	21,663	23,195
Series 2001-68, Class PH,
6.000%, 12/25/2031	16,635	17,741
Series 2001-71, Class FE,
1M US L + 0.65%,
11/25/2031(a)	79,034	79,817
Series 2001-71, Class FS,
1M US L + 0.60%,
11/25/2031(a)	64,634	65,151
Series 2001-81, Class GE,
6.000%, 01/25/2032	15,569	16,700
Series 2002-11, Class JF,
1M US L + 0.73%,
03/25/2032(a)	48,104	48,726
Series 2002-12, Class FH,
1M US L + 1.05%,
01/25/2032(a)	54,918	56,122
	Principal Amount	Value (Note 2)
Series 2002-13, Class FE,
1M US L + 0.90%,
03/25/2032(a)	$57,601	$58,424
Series 2002-16, Class TM,
7.000%, 04/25/2032	13,620	14,923
Series 2002-17, Class JF,
1M US L + 1.00%,
04/25/2032(a)	30,101	30,737
Series 2002-18, Class FD,
1M US L + 0.80%,
02/25/2032(a)	50,418	51,206
Series 2002-23, Class FA,
1M US L + 0.90%,
04/25/2032(a)	45,288	46,164
Series 2002-34, Class EO,
–%, 05/18/2032(b)	50,660	47,525
Series 2002-36, Class FS,
1M US L + 0.50%,
06/25/2032(a)	35,950	36,097
Series 2002-44, Class FJ,
1M US L + 1.00%,
04/25/2032(a)	79,755	81,595
Series 2002-47, Class FC,
1M US L + 0.60%,
11/25/2031(a)	15,236	15,342
Series 2002-48, Class F,
1M US L + 1.00%,
07/25/2032(a)	50,356	51,525
Series 2002-49, Class FC,
1M US L + 1.00%,
11/18/2031(a)	31,559	32,247
Series 2002-60, Class FV,
1M US L + 1.00%,
04/25/2032(a)	111,731	114,125
Series 2002-63, Class EZ,
6.000%, 10/25/2032	6,857	7,418
Series 2002-64, Class PG,
5.500%, 10/25/2032	62,063	65,870
Series 2002-68, Class AF,
1M US L + 1.00%,
10/25/2032(a)	22,185	22,700
Series 2002-7, Class FC,
1M US L + 0.75%,
01/25/2032(a)	64,457	65,337
Series 2002-71, Class AQ,
4.000%, 11/25/2032	47,969	48,504
Series 2002-8, Class FA,
1M US L + 0.75%,
03/18/2032(a)	19,238	19,499
Series 2002-80, Class CZ,
4.500%, 09/25/2032	96,037	98,543
Series 2002-9, Class FW,
1M US L + 0.55%,
03/25/2032(a)	15,273	15,178

See Notes to Financial Statements.

61 | April 30, 2022

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2002-91, Class F,
1M US L + 0.55%,
01/25/2033(a)	$23,142	$23,274
Series 2003-107, Class FD,
1M US L + 0.50%,
11/25/2033(a)	14,385	14,453
Series 2003-110, Class CK,
3.000%, 11/25/2033	27,072	26,552
Series 2003-116, Class FA,
1M US L + 0.40%,
11/25/2033(a)	31,647	31,681
Series 2003-119, Class FH,
1M US L + 0.50%,
12/25/2033(a)	37,585	37,778
Series 2003-119, Class ZP,
4.000%, 12/25/2033	62,592	61,835
Series 2003-128, Class MF,
1M US L + 0.60%,
01/25/2034(a)	60,394	60,923
Series 2003-131, Class CH,
5.500%, 01/25/2034	91,567	96,703
Series 2003-134, Class FC,
1M US L + 0.60%,
12/25/2032(a)	34,022	34,316
Series 2003-14, Class AN,
3.500%, 03/25/2033	62,302	62,987
Series 2003-14, Class AP,
4.000%, 03/25/2033	93,453	94,482
Series 2003-19, Class MB,
4.000%, 05/25/2031	42,465	42,936
Series 2003-21, Class OG,
4.000%, 01/25/2033	35,549	35,979
Series 2003-22, Class BZ,
6.000%, 04/25/2033	26,120	27,816
Series 2003-27, Class EK,
5.000%, 04/25/2033	32,784	34,644
Series 2003-30, Class JQ,
5.500%, 04/25/2033	32,579	34,347
Series 2003-32, Class UJ,
5.500%, 05/25/2033	47,040	49,193
Series 2003-41, Class OZ,
3.750%, 05/25/2033	127,301	122,340
Series 2003-42, Class JH,
5.500%, 05/25/2033	78,110	80,847
Series 2003-46, Class PJ,
5.500%, 06/25/2033	37,770	40,112
Series 2003-47, Class PE,
5.750%, 06/25/2033	48,080	50,961
Series 2003-64, Class JK,
3.500%, 07/25/2033	52,970	52,057
Series 2003-64, Class ZC,
5.000%, 07/25/2033	34,349	35,861
Series 2003-71, Class HD,
5.500%, 08/25/2033	174,411	182,048
Series 2003-76, Class EZ,
5.000%, 08/25/2033	161,941	169,070
	Principal Amount	Value (Note 2)
Series 2003-94, Class CE,
5.000%, 10/25/2033	$12,066	$12,418
Series 2004-101, Class TB,
5.500%, 01/25/2035	137,666	145,861
Series 2004-14, Class QB,
5.250%, 03/25/2034	187,321	197,738
Series 2004-17, Class BA,
6.000%, 04/25/2034	118,388	131,259
Series 2004-17, Class DZ,
5.500%, 04/25/2034	26,741	27,867
Series 2004-26, Class CG,
4.500%, 08/25/2033	7,708	7,807
Series 2004-36, Class CB,
5.000%, 05/25/2034	118,412	122,617
Series 2004-36, Class FA,
1M US L + 0.40%,
05/25/2034(a)	32,185	32,223
Series 2004-53, Class FC,
1M US L + 0.45%,
07/25/2034(a)	223,384	223,829
Series 2004-54, Class FL,
1M US L + 0.40%,
07/25/2034(a)	155,194	155,372
Series 2004-60, Class AC,
5.500%, 04/25/2034	108,000	112,299
Series 2004-68, Class LC,
5.000%, 09/25/2029	45,661	47,304
Series 2004-77, Class AY,
4.500%, 10/25/2034	19,820	20,437
Series 2004-82, Class HK,
5.500%, 11/25/2034	58,386	62,591
Series 2004-92, Class TB,
5.500%, 12/25/2034	89,372	94,937
Series 2005-110, Class MP,
5.500%, 12/25/2035	25,143	26,242
Series 2005-120, Class FE,
1M US L + 0.52%,
01/25/2036(a)	26,772	26,942
Series 2005-122, Class PY,
6.000%, 01/25/2036	307,288	328,114
Series 2005-17, Class EX,
5.250%, 03/25/2035	25,000	26,116
Series 2005-17, Class EZ,
4.500%, 03/25/2035	151,343	147,952
Series 2005-29, Class ZA,
5.500%, 04/25/2035	74,590	80,153
Series 2005-3, Class CH,
5.250%, 02/25/2035	84,116	89,112
Series 2005-35, Class DZ,
5.000%, 04/25/2035	158,464	165,500
Series 2005-48, Class TD,
5.500%, 06/25/2035	140,720	149,542
Series 2005-59, Class DF,
1M US L + 0.20%,
05/25/2035(a)	1,624	1,624

See Notes to Financial Statements.

62 | April 30, 2022

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2005-62, Class GZ,
5.750%, 07/25/2035	$501,240	$539,144
Series 2005-62, Class JC,
5.000%, 05/25/2035	3,273	3,297
Series 2005-62, Class ZD,
5.000%, 06/25/2035	115,809	117,057
Series 2005-62, Class JE,
5.000%, 06/25/2035	30,080	30,335
Series 2005-64, Class PL,
5.500%, 07/25/2035	98,808	103,810
Series 2005-68, Class BE,
5.250%, 08/25/2035	97,000	100,635
Series 2005-68, Class CZ,
5.500%, 08/25/2035	366,180	384,883
Series 2005-68, Class PG,
5.500%, 08/25/2035	35,723	37,692
Series 2005-69, Class GZ,
4.500%, 08/25/2035	41,137	41,170
Series 2005-7, Class MZ,
4.750%, 02/25/2035	61,267	62,223
Series 2005-70, Class KP,
5.000%, 06/25/2035	59,788	63,104
Series 2005-70, Class NA,
5.500%, 08/25/2035	14,980	15,893
Series 2005-72, Class FB,
1M US L + 0.25%,
08/25/2035(a)	18,650	18,600
Series 2005-79, Class DB,
5.500%, 09/25/2035	86,698	90,867
Series 2005-83, Class QP,
17.394% - 1M US L,
11/25/2034(a)	182,305	188,975
Series 2005-84, Class XM,
5.750%, 10/25/2035	61,324	64,455
Series 2005-89, Class F,
1M US L + 0.30%,
10/25/2035(a)	25,398	25,332
Series 2005-99, Class ZA,
5.500%, 12/25/2035	110,777	125,819
Series 2005-99, Class FA,
1M US L + 0.30%,
11/25/2035(a)	35,307	35,340
Series 2006-112, Class QC,
5.500%, 11/25/2036	23,678	25,499
Series 2006-114, Class HE,
5.500%, 12/25/2036	102,635	110,417
Series 2006-115, Class EF,
1M US L + 0.36%,
12/25/2036(a)	18,483	18,459
Series 2006-16, Class HZ,
5.500%, 03/25/2036	330,656	349,620
Series 2006-39, Class EF,
1M US L + 0.40%,
05/25/2036(a)	18,156	18,172
Series 2006-46, Class UD,
5.500%, 06/25/2036	33,000	35,514
	Principal Amount	Value (Note 2)
Series 2006-48, Class TF,
1M US L + 0.40%,
06/25/2036(a)	$40,779	$40,807
Series 2006-48, Class DZ,
6.000%, 06/25/2036	82,960	102,902
Series 2006-56, Class F,
1M US L + 0.30%,
07/25/2036(a)	14,357	14,320
Series 2006-63, Class QH,
5.500%, 07/25/2036	34,770	37,410
Series 2006-70, Class AF,
1M US L + 0.40%,
08/25/2036(a)	100,584	100,655
Series 2006-71, Class ZH,
6.000%, 07/25/2036	48,515	52,901
Series 2006-95, Class FH,
1M US L + 0.45%,
10/25/2036(a)	32,048	32,148
Series 2007-100, Class YF,
1M US L + 0.55%,
10/25/2037(a)	18,146	18,298
Series 2007-109, Class GF,
1M US L + 0.68%,
12/25/2037(a)	56,282	57,130
Series 2007-111, Class FC,
1M US L + 0.60%,
12/25/2037(a)	38,049	38,391
Series 2007-117, Class FM,
1M US L + 0.70%,
01/25/2038(a)	56,656	57,579
Series 2007-12, Class ZA,
6.000%, 03/25/2037	150,375	156,270
Series 2007-14, Class GZ,
5.500%, 03/25/2037	173,096	185,156
Series 2007-26, Class ZB,
5.500%, 04/25/2037	315,286	334,932
Series 2007-30, Class MB,
4.250%, 04/25/2037	74,534	75,502
Series 2007-33, Class HE,
5.500%, 04/25/2037	47,014	50,207
Series 2007-34, Class F,
1M US L + 0.39%,
04/25/2037(a)	28,532	28,530
Series 2007-41, Class FA,
1M US L + 0.40%,
05/25/2037(a)	11,854	11,862
Series 2007-5, Class PD,
6.000%, 02/25/2037	205,963	208,629
Series 2007-51, Class PB,
5.500%, 06/25/2037	32,000	32,861
Series 2007-51, Class CP,
5.500%, 06/25/2037	31,252	33,121
Series 2007-55, Class PH,
6.000%, 06/25/2047	410,386	450,748

See Notes to Financial Statements.

63 | April 30, 2022

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2007-57, Class FA,
1M US L + 0.23%,
06/25/2037(a)	$28,825	$28,671
Series 2007-6, Class FC,
1M US L + 0.42%,
02/25/2037(a)	46,601	46,667
Series 2007-63, Class FC,
1M US L + 0.35%,
07/25/2037(a)	24,323	24,268
Series 2007-65, Class ZE,
5.500%, 07/25/2037	105,109	108,823
Series 2007-65, Class KF,
1M US L + 0.38%,
07/25/2037(a)	45,385	45,356
Series 2007-70, Class FA,
1M US L + 0.35%,
07/25/2037(a)	31,789	31,728
Series 2007-77, Class JE,
6.000%, 08/25/2037	423,193	442,868
Series 2007-85, Class FC,
1M US L + 0.54%,
09/25/2037(a)	122,337	123,170
Series 2007-85, Class FL,
1M US L + 0.54%,
09/25/2037(a)	35,980	36,259
Series 2007-86, Class FA,
1M US L + 0.45%,
09/25/2037(a)	35,767	35,876
Series 2007-9, Class FB,
1M US L + 0.35%,
03/25/2037(a)	31,964	31,892
Series 2008-18, Class FA,
1M US L + 0.90%,
03/25/2038(a)	158,537	162,187
Series 2008-24, Class WD,
5.500%, 02/25/2038	124,095	133,438
Series 2008-25, Class EF,
1M US L + 0.95%,
04/25/2038(a)	49,765	50,985
Series 2008-46, Class LA,
5.500%, 06/25/2038	11,974	12,597
Series 2008-66, Class FT,
1M US L + 0.95%,
08/25/2038(a)	28,142	28,852
Series 2008-86, Class FC,
1M US L + 1.10%,
12/25/2038(a)	206,044	205,668
Series 2009-10, Class AB,
5.000%, 03/25/2024	24,272	24,493
Series 2009-103, Class FM,
1M US L + 0.70%,
11/25/2039(a)	48,243	48,826
Series 2009-104, Class FA,
1M US L + 0.80%,
12/25/2039(a)	46,849	47,479
	Principal Amount	Value (Note 2)
Series 2009-11, Class MP,
7.000%, 03/25/2049	$139,325	$153,336
Series 2009-110, Class FG,
1M US L + 0.75%,
01/25/2040(a)	120,549	122,200
Series 2009-111, Class CY,
5.000%, 03/25/2038	133,000	135,984
Series 2009-36, Class MX,
5.000%, 06/25/2039	58,000	60,607
Series 2009-47, Class BN,
4.500%, 07/25/2039	42,130	43,471
Series 2009-62, Class WA,
5.578%, 08/25/2039(a)	73,805	77,235
Series 2009-68, Class FD,
1M US L + 1.25%,
09/25/2039(a)	55,631	56,848
Series 2009-70, Class FA,
1M US L + 1.20%,
09/25/2039(a)	31,637	32,321
Series 2009-70, Class CO,
–%, 01/25/2037(b)	88,472	78,400
Series 2009-86, Class OT,
–%, 10/25/2037(b)	39,128	33,238
Series 2009-87, Class FG,
1M US L + 0.75%,
11/25/2039(a)	53,821	54,421
Series 2009-90, Class UZ,
4.500%, 11/25/2039	613,623	630,468
Series 2010-1, Class WA,
6.202%, 02/25/2040(a)	21,618	23,081
Series 2010-1, Class EL,
4.500%, 02/25/2040	301,988	294,082
Series 2010-102, Class HA,
4.000%, 09/25/2050	63,678	63,802
Series 2010-103, Class DZ,
4.500%, 09/25/2040	206,034	217,513
Series 2010-103, Class PJ,
4.500%, 09/25/2040	41,101	42,291
Series 2010-111, Class FC,
1M US L + 0.52%,
10/25/2040(a)	57,282	57,682
Series 2010-118, Class LZ,
4.750%, 10/25/2040	38,847	39,533
Series 2010-118, Class GF,
1M US L + 0.55%,
10/25/2039(a)	37,755	37,841
Series 2010-122, Class JA,
7.000%, 07/25/2040	20,610	22,015
Series 2010-123, Class FL,
1M US L + 0.43%,
11/25/2040(a)	24,086	24,154
Series 2010-123, Class KU,
4.500%, 11/25/2040	144,012	145,979
Series 2010-129, Class PZ,
4.500%, 11/25/2040	35,682	33,120

See Notes to Financial Statements.

64 | April 30, 2022

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2010-130, Class BZ,
4.500%, 11/25/2040	$1,455,931	$1,420,399
Series 2010-137, Class XP,
4.500%, 10/25/2040	10,717	10,757
Series 2010-14, Class FJ,
1M US L + 0.60%,
03/25/2040(a)	46,162	46,397
Series 2010-141, Class FB,
1M US L + 0.47%,
12/25/2040(a)	47,208	47,415
Series 2010-141, Class AL,
4.000%, 12/25/2040	59,035	59,302
Series 2010-141, Class MN,
4.000%, 12/25/2040	90,000	90,970
Series 2010-142, Class FM,
1M US L + 0.47%,
12/25/2040(a)	18,817	18,894
Series 2010-154, Class JA,
3.000%, 11/25/2040	376,702	365,153
Series 2010-158, Class KF,
1M US L + 0.50%,
04/25/2040(a)	12,464	12,470
Series 2010-16, Class PL,
5.000%, 03/25/2040	71,000	77,149
Series 2010-19, Class PY,
5.000%, 03/25/2040	333,008	333,997
Series 2010-33, Class KN,
4.500%, 03/25/2040	57,428	58,052
Series 2010-37, Class CY,
5.000%, 04/25/2040	42,743	44,752
Series 2010-38, Class KD,
4.500%, 09/25/2039	4,547	4,579
Series 2010-39, Class EF,
1M US L + 0.52%,
06/25/2037(a)	44,503	44,779
Series 2010-45, Class WD,
5.000%, 05/25/2040	180,000	189,226
Series 2010-54, Class LX,
5.000%, 06/25/2040	272,000	289,098
Series 2010-57, Class HA,
3.500%, 02/25/2040	62,089	62,745
Series 2010-58, Class FY,
1M US L + 0.73%,
06/25/2040(a)	55,143	56,110
Series 2010-64, Class DM,
5.000%, 06/25/2040	52,976	55,416
Series 2010-67, Class BD,
4.500%, 06/25/2040	567,506	588,384
Series 2010-68, Class WB,
4.500%, 07/25/2040	85,000	85,192
Series 2010-82, Class WZ,
5.000%, 08/25/2040	359,458	380,516
Series 2010-9, Class ME,
5.000%, 02/25/2040	1,167,000	1,245,300
Series 2011-104, Class KH,
2.000%, 03/25/2039	2,503	2,505
	Principal Amount	Value (Note 2)
Series 2011-114, Class B,
3.500%, 11/25/2041	$189,161	$189,711
Series 2011-121, Class JP,
4.500%, 12/25/2041	128,994	127,183
Series 2011-130, Class KB,
4.000%, 12/25/2041	46,443	46,328
Series 2011-132, Class PE,
4.500%, 12/25/2041	27,177	28,293
Series 2011-145, Class JA,
4.500%, 12/25/2041	9,670	9,520
Series 2011-15, Class AF,
1M US L + 0.51%,
03/25/2041(a)	28,173	28,350
Series 2011-17, Class PD,
4.000%, 03/25/2041	8,875	8,576
Series 2011-26, Class PA,
4.500%, 04/25/2041	120,976	123,964
Series 2011-27, Class ZD,
2.500%, 09/25/2040	160,905	149,116
Series 2011-3, Class FA,
1M US L + 0.68%,
02/25/2041(a)	181,459	183,071
Series 2011-43, Class B,
3.500%, 05/25/2031	25,430	25,404
Series 2011-45, Class ZA,
4.000%, 05/25/2031	23,862	23,871
Series 2011-47, Class GF,
1M US L + 0.57%,
06/25/2041(a)	120,784	121,725
Series 2011-5, Class PO,
–%, 09/25/2040(b)	10,796	8,164
Series 2011-55, Class BZ,
3.500%, 06/25/2041	246,509	244,694
Series 2011-74, Class UB,
4.000%, 07/25/2040	152,148	149,228
Series 2011-75, Class HP,
2.500%, 07/25/2040	13,228	13,231
Series 2011-86, Class NF,
1M US L + 0.55%,
09/25/2041(a)	49,886	50,251
Series 2011-86, Class AF,
1M US L + 0.50%,
02/25/2040(a)	35,322	35,441
Series 2011-93, Class GA,
4.000%, 04/25/2039	28,424	28,485
Series 2011-93, Class ST,
4.000%, 09/25/2041	24,259	24,766
Series 2012-100, Class DB,
3.000%, 09/25/2042	150,000	141,885
Series 2012-106, Class QN,
3.500%, 10/25/2042	65,878	63,177
Series 2012-111, Class B,
7.000%, 10/25/2042	97,909	108,580
Series 2012-112, Class DA,
3.000%, 10/25/2042	148,201	142,016

See Notes to Financial Statements.

65 | April 30, 2022

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2012-120, Class AH,
2.500%, 02/25/2032	$43,644	$42,754
Series 2012-128, Class NP,
2.500%, 11/25/2042	8,144	6,817
Series 2012-129, Class HT,
2.000%, 12/25/2032	37,259	34,486
Series 2012-13, Class JP,
4.500%, 02/25/2042	450,449	432,789
Series 2012-131, Class FG,
1M US L + 0.35%,
09/25/2042(a)	14,314	14,254
Series 2012-137, Class CF,
1M US L + 0.30%,
08/25/2041(a)	26,446	26,388
Series 2012-139, Class GB,
2.500%, 12/25/2042	210,538	163,774
Series 2012-139, Class CY,
2.000%, 12/25/2042	235,000	182,336
Series 2012-14, Class FL,
1M US L + 0.45%,
12/25/2040(a)	7,493	7,524
Series 2012-149, Class KB,
3.000%, 01/25/2043	144,000	138,064
Series 2012-149, Class ZA,
3.000%, 01/25/2041	57,898	56,327
Series 2012-149, Class DA,
1.750%, 01/25/2043	36,574	34,204
Series 2012-152, Class PB,
3.500%, 01/25/2043	55,000	54,756
Series 2012-17, Class JA,
3.500%, 12/25/2041	211,621	192,422
Series 2012-20, Class TD,
4.500%, 02/25/2042	62,460	62,344
Series 2012-26, Class MA,
3.500%, 03/25/2042	157,045	153,731
Series 2012-33, Class F,
1M US L + 0.52%,
04/25/2042(a)	38,369	38,610
Series 2012-37, Class BF,
1M US L + 0.50%,
12/25/2035(a)	62,383	62,716
Series 2012-46, Class YB,
3.500%, 05/25/2042	69,138	61,598
Series 2012-46, Class CD,
2.500%, 04/25/2041	153,596	151,344
Series 2012-47, Class HF,
1M US L + 0.40%,
05/25/2027(a)	71,632	71,852
Series 2012-49, Class TG,
2.000%, 07/25/2041	103,663	101,612
Series 2012-50, Class HC,
2.000%, 03/25/2042	39,208	37,023
Series 2012-51, Class ZX,
3.500%, 05/25/2042	1,912,591	1,668,122
Series 2012-53, Class AP,
2.000%, 04/25/2041	107,847	105,937
	Principal Amount	Value (Note 2)
Series 2012-56, Class WB,
3.500%, 05/25/2042	$75,799	$73,039
Series 2012-56, Class UB,
4.000%, 06/25/2042	416,000	401,963
Series 2012-64, Class NA,
3.000%, 08/25/2041	62,713	62,588
Series 2012-69, Class PL,
3.000%, 01/25/2042	174,925	174,221
Series 2012-70, Class WC,
3.000%, 07/25/2042	122,000	103,278
Series 2012-80, Class GZ,
3.000%, 08/25/2042	540,572	506,499
Series 2012-82, Class E,
2.000%, 04/25/2042	32,975	31,860
Series 2012-83, Class AC,
3.000%, 08/25/2042	50,000	46,525
Series 2012-83, Class LD,
2.000%, 04/25/2041	45,713	45,277
Series 2012-90, Class PB,
2.500%, 01/25/2042	100,158	96,603
Series 2012-90, Class PH,
3.000%, 01/25/2042	100,158	97,824
Series 2012-94, Class KF,
1M US L + 0.35%,
05/25/2038(a)	2,029	2,030
Series 2012-98, Class ZP,
6.000%, 09/25/2042	624,211	757,303
Series 2013-100, Class DH,
3.000%, 09/25/2031	41,449	41,362
Series 2013-101, Class A,
3.000%, 09/25/2030	8,803	8,803
Series 2013-104, Class CY,
5.000%, 10/25/2043	50,000	54,021
Series 2013-108, Class GU,
3.000%, 10/25/2033	54,971	53,917
Series 2013-114, Class LM,
4.000%, 03/25/2042	270,979	272,133
Series 2013-127, Class NA,
2.000%, 09/25/2039	52,180	51,976
Series 2013-129, Class WL,
2.000%, 12/25/2027	6,435	6,428
Series 2013-130, Class FB,
1M US L + 0.45%,
01/25/2044(a)	42,969	43,008
Series 2013-136, Class QB,
3.500%, 03/25/2042	214,125	210,486
Series 2013-17, Class YM,
4.000%, 03/25/2033	16,925	17,131
Series 2013-2, Class QF,
1M US L + 0.50%,
02/25/2043(a)	19,526	19,619
Series 2013-35, Class CV,
3.000%, 02/25/2043	100,000	95,604
Series 2013-40, Class KD,
1.750%, 04/25/2042	4,677	4,638

See Notes to Financial Statements.

66 | April 30, 2022

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2013-52, Class GM,
5.000%, 06/25/2043	$89,000	$88,373
Series 2013-53, Class CV,
3.500%, 05/25/2030	116,953	116,861
Series 2013-68, Class P,
3.500%, 10/25/2042	205,391	203,908
Series 2013-68, Class LE,
2.000%, 04/25/2043	105,216	98,522
Series 2013-72, Class YA,
3.000%, 06/25/2033	2,612	2,949
Series 2013-72, Class AF,
1M US L + 0.25%,
11/25/2042(a)	12,331	12,312
Series 2013-9, Class CB,
5.500%, 04/25/2042	14,253	15,130
Series 2013-91, Class PB,
4.000%, 09/25/2043	100,000	94,031
Series 2013-94, Class BA,
3.000%, 03/25/2031	67,116	67,119
Series 2014-12, Class GV,
3.500%, 03/25/2027	18,563	18,575
Series 2014-20, Class AC,
3.000%, 08/25/2036	100,143	100,016
Series 2014-21, Class MA,
2.000%, 09/25/2041	97,632	94,532
Series 2014-26, Class YW,
3.500%, 04/25/2044	50,538	49,949
Series 2014-3, Class BM,
2.500%, 06/25/2043	50,000	46,748
Series 2014-49, Class CA,
3.000%, 08/25/2044	118,356	115,650
Series 2014-73, Class FA,
1M US L + 0.35%,
11/25/2044(a)	16,358	16,302
Series 2014-81, Class GC,
3.000%, 03/25/2038	43,028	42,409
Series 2014-88, Class ER,
2.500%, 02/25/2036	37,721	36,810
Series 2015-51, Class CD,
3.000%, 07/25/2044	149,181	146,023
Series 2016-14, Class NC,
2.500%, 03/25/2046	426,968	417,473
Series 2016-27, Class HK,
3.000%, 01/25/2041	355,630	345,485
Series 2016-33, Class LE,
2.500%, 11/25/2033	51,300	49,783
Series 2016-48, Class UF,
1M US L + 0.40%,
08/25/2046(a)	87,247	87,381
Series 2016-55, Class EA,
1.750%, 07/25/2043	906,925	811,863
Series 2016-75, Class FC,
1M US L + 0.40%,
10/25/2046(a)	32,755	32,778
Series 2016-8, Class CB,
3.500%, 03/25/2046	733,000	725,156
	Principal Amount	Value (Note 2)
Series 2016-85, Class BA,
2.500%, 11/25/2046	$6,764	$6,848
Series 2016-9, Class PA,
2.500%, 06/25/2045	230,282	220,883
Series 2016-9, Class D,
3.000%, 03/25/2046	38,052	36,940
Series 2017-1, Class JP,
3.500%, 04/25/2045	135,656	134,899
Series 2017-10, Class FA,
1M US L + 0.40%,
03/25/2047(a)	34,578	34,595
Series 2017-107, Class GA,
3.000%, 08/25/2045	35,004	34,900
Series 2017-15, Class PE,
3.500%, 04/25/2046	61,619	60,959
Series 2017-19, Class B,
3.000%, 01/25/2047	77,364	74,403
Series 2017-22, Class DA,
4.000%, 08/25/2044	25,574	25,648
Series 2017-24, Class H,
3.000%, 08/25/2043	190,787	189,566
Series 2017-35, Class AH,
3.500%, 04/25/2053	20,012	19,877
Series 2017-38, Class JA,
3.000%, 03/25/2047	129,113	122,364
Series 2017-40, Class GL,
3.500%, 03/25/2043	3,424	3,423
Series 2017-46, Class AB,
3.500%, 07/25/2049	12,805	12,863
Series 2017-56, Class BA,
3.000%, 03/25/2045	122,701	120,178
Series 2017-63, Class GE,
2.750%, 08/25/2045	693,466	692,222
Series 2017-68, Class HQ,
3.000%, 07/25/2046	135,550	131,607
Series 2017-96, Class PA,
3.000%, 12/25/2054	170,100	167,495
Series 2018-1, Class TE,
3.500%, 03/25/2044	86,298	86,770
Series 2018-18, Class P,
3.500%, 04/25/2043	24,302	24,334
Series 2018-19, Class KB,
3.000%, 04/25/2046	86,541	85,508
Series 2018-2, Class HD,
3.000%, 02/25/2047	39,925	38,960
Series 2018-24, Class BA,
3.500%, 09/25/2045	50,471	50,678
Series 2018-38, Class PA,
3.500%, 06/25/2047	20,895	20,904
Series 2018-39, Class FG,
1M US L + 0.25%,
11/25/2033(a)	123,572	122,911
Series 2018-41, Class PZ,
4.000%, 06/25/2048	913,224	891,379

See Notes to Financial Statements.

67 | April 30, 2022

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2018-43, Class FE,
1M US L + 0.25%,
09/25/2038(a)	$42,619	$42,351
Series 2018-45, Class GA,
3.000%, 06/25/2048	46,096	44,211
Series 2018-5, Class JP,
3.000%, 09/25/2047	55,139	52,083
Series 2018-56, Class CH,
3.000%, 08/25/2048	38,043	36,489
Series 2018-60, Class KL,
4.000%, 08/25/2048	96,000	97,423
Series 2018-67, Class DY,
4.000%, 09/25/2048	304,029	309,651
Series 2018-83, Class LH,
4.000%, 11/25/2048	27,450	26,562
Series 2018-94, Class KD,
3.500%, 12/25/2048	48,850	47,147
Series 2019-10, Class MA,
3.000%, 03/25/2049	100,311	94,568
Series 2019-13, Class MH,
3.000%, 03/25/2049	457,937	440,206
Series 2019-55, Class MQ,
3.500%, 10/25/2049	785,643	756,923
Series 2019-60, Class BF,
1M US L + 0.45%,
10/25/2049(a)	14,113	14,151
Series 2019-65, Class HA,
2.500%, 11/25/2049	143,430	135,814
Series 2020-10, Class B,
3.000%, 03/25/2050	307,811	292,491
		38,970,130
Fannie Mae Grantor Trust 2002- T12
Series 2002-T12, Class A1,
6.500%, 05/25/2042	219,876	231,568

FNR 2020-36 GD
	165,571	155,647

Freddie Mac
Series 1994-1665, Class KZ,
6.500%, 01/15/2024	3,194	3,290
Series 1996-1863, Class Z,
6.500%, 07/15/2026	5,951	6,121
Series 1997-1935, Class FK,
1M US L + 0.70%,
02/15/2027(a)	13,415	13,494
Series 1997-1980, Class Z,
7.000%, 07/15/2027	14,137	15,116
Series 1998-2034, Class Z,
6.500%, 02/15/2028	27,650	29,327
Series 1998-2035, Class PC,
6.950%, 03/15/2028	5,401	5,756
Series 1998-2053, Class Z,
6.500%, 04/15/2028	15,344	16,482
	Principal Amount	Value (Note 2)
Series 1998-2060, Class Z,
6.500%, 05/15/2028	$10,628	$11,353
Series 1998-2079, Class FA,
1M US L + 0.50%,
07/17/2028(a)	3,183	3,186
Series 1998-2095, Class PE,
6.000%, 11/15/2028	18,290	19,343
Series 1998-2102, Class Z,
6.000%, 12/15/2028	54,708	57,831
Series 1999-2115, Class FB,
1M US L + 0.45%,
01/15/2029(a)	32,765	32,819
Series 1999-2126, Class CB,
6.250%, 02/15/2029	25,872	27,280
Series 1999-2137, Class TH,
6.500%, 03/15/2029	6,128	6,548
Series 1999-2154, Class PL,
6.500%, 05/15/2029	36,221	38,881
Series 2000-2224, Class CB,
8.000%, 03/15/2030	7,440	8,285
Series 2001-2274, Class ZM,
6.500%, 01/15/2031	11,505	12,199
Series 2001-2279, Class Z,
6.000%, 01/15/2031	12,117	12,737
Series 2001-2320, Class FI,
1M US L + 0.50%,
09/15/2029(a)	34,346	34,454
Series 2001-2322, Class FV,
1M US L + 0.50%,
06/15/2030(a)	29,314	28,821
Series 2001-2324, Class PZ,
6.500%, 06/15/2031	139,706	152,945
Series 2001-2334, Class KB,
6.500%, 05/15/2028	92,341	97,882
Series 2001-2341, Class FP,
1M US L + 0.90%,
07/15/2031(a)	29,486	30,029
Series 2001-2367, Class FA,
1M US L + 0.525%,
06/15/2031(a)	31,298	31,431
Series 2001-2372, Class F,
1M US L + 0.50%,
10/15/2031(a)	25,212	25,288
Series 2001-2388, Class FR,
1M US L + 0.65%,
06/15/2031(a)	20,824	20,999
Series 2001-2388, Class FB,
1M US L + 0.60%,
01/15/2029(a)	27,774	27,933
Series 2001-2391, Class HF,
1M US L + 0.55%,
06/15/2031(a)	10,740	10,794
Series 2001-2396, Class FM,
1M US L + 0.45%,
12/15/2031(a)	37,487	37,643

See Notes to Financial Statements.

68 | April 30, 2022

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2001-2396, Class FN,
1M US L + 0.65%,
12/15/2031(a)	$109,647	$110,761
Series 2002-2411, Class F,
1M US L + 0.55%,
02/15/2032(a)	26,082	26,210
Series 2002-2412, Class OF,
1M US L + 0.95%,
12/15/2031(a)	33,370	34,066
Series 2002-2417, Class FY,
1M US L + 0.60%,
12/15/2031(a)	10,330	10,403
Series 2002-2424, Class FY,
1M US L + 0.45%,
03/15/2032(a)	54,552	54,702
Series 2002-2430, Class WF,
6.500%, 03/15/2032	9,621	10,556
Series 2002-2433, Class FA,
1M US L + 0.95%,
02/15/2032(a)	37,522	38,304
Series 2002-2460, Class FA,
1M US L + 1.00%,
03/15/2032(a)	74,778	76,347
Series 2002-2466, Class FV,
1M US L + 0.55%,
03/15/2032(a)	66,502	66,866
Series 2002-2470, Class EF,
1M US L + 1.00%,
03/15/2032(a)	80,166	81,469
Series 2002-2478, Class FD,
1M US L + 1.00%,
02/15/2032(a)	22,446	22,449
Series 2002-2481, Class FE,
1M US L + 1.00%,
03/15/2032(a)	22,652	23,127
Series 2002-2488, Class FU,
1M US L + 0.60%,
03/15/2032(a)	68,028	68,594
Series 2002-2494, Class F,
1M US L + 1.05%,
06/15/2031(a)	41,578	42,445
Series 2002-2495, Class ZB,
4.500%, 09/15/2032	39,583	40,232
Series 2002-2510, Class FE,
1M US L + 0.40%,
10/15/2032(a)	27,123	27,185
Series 2002-2513, Class AF,
1M US L + 1.00%,
02/15/2032(a)	59,997	59,745
Series 2002-2516, Class FD,
1M US L + 1.00%,
02/15/2032(a)	57,017	58,252
Series 2002-2517, Class FR,
1M US L + 0.35%,
10/15/2032(a)	17,181	17,153
	Principal Amount	Value (Note 2)
Series 2002-2524, Class DH,
6.000%, 11/15/2032	$33,000	$34,737
Series 2002-2525, Class NU,
5.000%, 04/15/2032	89,110	92,349
Series 2002-2535, Class AW,
5.500%, 12/15/2032	12,038	12,638
Series 2002-2538, Class F,
1M US L + 0.60%,
12/15/2032(a)	159,634	161,049
Series 2002-2541, Class BL,
5.500%, 12/15/2032	47,842	50,151
Series 2003-2554, Class MN,
5.500%, 01/15/2033	51,854	54,717
Series 2003-2557, Class HL,
5.300%, 01/15/2033	109,542	115,687
Series 2003-2557, Class NU,
5.250%, 03/15/2032	64,540	68,108
Series 2003-2557, Class WF,
1M US L + 0.40%,
01/15/2033(a)	43,238	43,237
Series 2003-2568, Class D,
5.500%, 02/15/2033	36,942	39,189
Series 2003-2571, Class FY,
1M US L + 0.75%,
12/15/2032(a)	24,731	25,090
Series 2003-2577, Class FC,
1M US L + 0.50%,
02/15/2033(a)	109,941	110,353
Series 2003-2587, Class FW,
1M US L + 0.47%,
03/15/2033(a)	47,772	47,953
Series 2003-2590, Class OZ,
4.000%, 03/15/2033	246,410	249,593
Series 2003-2590, Class QY,
3.750%, 04/15/2028	11,045	11,128
Series 2003-2614, Class FV,
1M US L + 1.50%,
05/15/2033(a)	242,795	250,140
Series 2003-2624, Class QH,
5.000%, 06/15/2033	14,528	15,319
Series 2003-2626, Class ZX,
5.000%, 06/15/2033	193,230	189,732
Series 2003-2627, Class CN,
5.000%, 06/15/2033	41,298	43,589
Series 2003-2631, Class DB,
5.000%, 06/15/2033	148,000	153,901
Series 2003-2647, Class A,
3.250%, 04/15/2032	70,816	70,068
Series 2003-2648, Class WZ,
5.000%, 07/15/2033	254,862	256,686
Series 2003-2668, Class LH,
5.000%, 09/15/2033	26,885	28,123
Series 2003-2707, Class FH,
1M US L + 0.65%,
04/15/2032(a)	40,355	40,751

See Notes to Financial Statements.

69 | April 30, 2022

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2003-2717, Class LH,
5.500%, 12/15/2033	$6,538	$6,802
Series 2003-2725, Class TA,
4.500%, 12/15/2033	97,000	100,850
Series 2004-2750, Class TC,
5.250%, 02/15/2034	8,745	9,086
Series 2004-2768, Class PW,
4.250%, 03/15/2034	153,435	154,015
Series 2004-2802, Class OH,
6.000%, 05/15/2034	21,793	23,016
Series 2004-2835, Class KZ,
5.500%, 08/15/2034	42,531	45,600
Series 2004-2835, Class TB,
4.500%, 08/15/2034	405,361	408,729
Series 2004-2893, Class PE,
5.000%, 11/15/2034	14,622	15,306
Series 2004-2896, Class BZ,
5.000%, 11/15/2034	89,120	93,293
Series 2004-2901, Class KB,
5.000%, 12/15/2034	41,487	43,466
Series 2005-2927, Class EZ,
5.500%, 02/15/2035	26,653	27,504
Series 2005-2929, Class PG,
5.000%, 02/15/2035	29,790	31,308
Series 2005-2933, Class HD,
5.500%, 02/15/2035	35,506	37,290
Series 2005-2953, Class PG,
5.500%, 03/15/2035	20,455	21,952
Series 2005-2962, Class KF,
1M US L + 0.20%,
04/15/2035(a)	18,618	18,547
Series 2005-2980, Class QA,
6.000%, 05/15/2035	43,475	45,900
Series 2005-2996, Class GX,
5.500%, 06/15/2035	72,000	78,685
Series 2005-3012, Class ZE,
5.750%, 08/15/2035	57,340	60,015
Series 2005-3028, Class ZE,
5.500%, 09/15/2035	820,750	797,017
Series 2005-3028, Class PG,
5.500%, 09/15/2035	66,864	70,123
Series 2005-3028, Class FM,
1M US L + 0.25%,
09/15/2035(a)	14,041	13,995
Series 2005-3033, Class WY,
5.500%, 09/15/2035	95,137	101,617
Series 2005-3036, Class NE,
5.000%, 09/15/2035	104,508	109,775
Series 2005-3042, Class PZ,
5.750%, 09/15/2035	147,572	171,797
Series 2005-3052, Class WH,
5.500%, 10/15/2035	25,786	27,050
Series 2005-3059, Class ZM,
5.000%, 02/15/2035	107,165	110,826
Series 2005-3062, Class DE,
5.500%, 11/15/2035	151,032	157,884
	Principal Amount	Value (Note 2)
Series 2005-3068, Class Z,
5.500%, 11/15/2035	$196,402	$211,945
Series 2005-3070, Class FT,
1M US L + 0.35%,
11/15/2035(a)	21,635	21,630
Series 2005-3072, Class NF,
1M US L + 0.50%,
11/15/2035(a)	42,592	42,822
Series 2005-3085, Class FE,
1M US L + 0.80%,
08/15/2035(a)	49,547	50,498
Series 2006-3098, Class PG,
5.000%, 01/15/2036	74,541	78,205
Series 2006-3122, Class OH,
–%, 03/15/2036(b)	14,224	12,575
Series 2006-3123, Class HT,
5.000%, 03/15/2026	30,449	31,130
Series 2006-3136, Class KF,
1M US L + 0.30%,
04/15/2036(a)	25,347	25,313
Series 2006-3137, Class XP,
6.000%, 04/15/2036	22,708	24,837
Series 2006-3143, Class BC,
5.500%, 02/15/2036	108,299	116,152
Series 2006-3145, Class FN,
1M US L + 0.43%,
04/15/2036(a)	14,349	14,378
Series 2006-3148, Class CY,
6.000%, 04/15/2036	23,603	25,083
Series 2006-3153, Class UG,
1M US L + 0.45%,
05/15/2036(a)	25,618	25,696
Series 2006-3154, Class PN,
5.500%, 05/15/2036	68,328	72,333
Series 2006-3201, Class FL,
1M US L + 0.60%,
08/15/2036(a)	104,186	105,305
Series 2006-3202, Class HF,
1M US L + 0.35%,
08/15/2036(a)	48,330	48,276
Series 2006-3203, Class ZM,
5.000%, 08/15/2036	130,395	135,835
Series 2006-3204, Class ZM,
5.000%, 08/15/2034	109,634	114,758
Series 2006-3206, Class FE,
1M US L + 0.40%,
08/15/2036(a)	50,900	50,938
Series 2006-3236, Class EF,
1M US L + 0.30%,
11/15/2036(a)	13,814	13,758
Series 2006-3237, Class CD,
5.500%, 09/15/2036	198,000	205,830
Series 2006-3237, Class CE,
5.500%, 11/15/2036	59,000	64,696

See Notes to Financial Statements.

70 | April 30, 2022

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2006-3240, Class FG,
1M US L + 1.11%,
11/15/2036(a)	$269,455	$270,831
Series 2006-3249, Class CB,
4.250%, 12/15/2036	377,690	381,968
Series 2007-3262, Class FT,
1M US L + 0.27%,
01/15/2037(a)	92,992	92,403
Series 2007-3279, Class FB,
1M US L + 0.32%,
02/15/2037(a)	77,147	76,868
Series 2007-3284, Class AZ,
4.500%, 03/15/2037	45,634	45,862
Series 2007-3301, Class FY,
1M US L + 0.42%,
04/15/2037(a)	22,015	22,046
Series 2007-3311, Class DF,
1M US L + 0.34%,
05/15/2037(a)	125,171	124,856
Series 2007-3312, Class PA,
5.500%, 05/15/2037	19,012	20,298
Series 2007-3316, Class FB,
1M US L + 0.30%,
08/15/2035(a)	35,135	35,001
Series 2007-3349, Class HG,
5.500%, 07/15/2037	20,506	21,830
Series 2007-3361, Class AF,
1M US L + 0.35%,
11/15/2036(a)	79,865	79,725
Series 2007-3367, Class YF,
1M US L + 0.55%,
09/15/2037(a)	18,853	19,011
Series 2007-3368, Class AF,
1M US L + 0.72%,
09/15/2037(a)	72,078	73,286
Series 2007-3378, Class FA,
1M US L + 0.58%,
06/15/2037(a)	35,401	35,718
Series 2007-3380, Class FM,
1M US L + 0.59%,
10/15/2037(a)	24,577	24,831
Series 2007-3382, Class FG,
1M US L + 0.60%,
11/15/2037(a)	38,224	38,632
Series 2007-3382, Class FL,
1M US L + 0.70%,
11/15/2037(a)	82,901	84,238
Series 2007-3387, Class PF,
1M US L + 0.42%,
11/15/2037(a)	30,849	30,899
Series 2007-3388, Class FJ,
1M US L + 0.70%,
11/15/2037(a)	124,836	126,849
Series 2008-3404, Class DC,
5.500%, 01/15/2038	122,000	128,065
	Principal Amount	Value (Note 2)
Series 2008-3405, Class PE,
5.000%, 01/15/2038	$52,767	$54,180
Series 2008-3409, Class DB,
6.000%, 01/15/2038	167,421	180,293
Series 2008-3411, Class FL,
1M US L + 0.70%,
02/15/2038(a)	23,093	23,470
Series 2008-3415, Class DF,
1M US L + 0.70%,
08/15/2035(a)	102,849	104,258
Series 2008-3415, Class PC,
5.000%, 12/15/2037	37,484	39,063
Series 2008-3415, Class TF,
1M US L + 0.74%,
08/15/2035(a)	50,941	51,732
Series 2008-3450, Class PE,
5.000%, 05/15/2038	70,170	70,751
Series 2008-3469, Class CF,
1M US L + 0.79%,
07/15/2038(a)	57,370	58,497
Series 2009-3536, Class FM,
1M US L + 1.00%,
05/15/2039(a)	28,082	28,901
Series 2009-3539, Class B,
4.500%, 06/15/2029	44,000	45,473
Series 2009-3545, Class FA,
1M US L + 0.85%,
06/15/2039(a)	85,295	87,221
Series 2009-3548, Class ZE,
5.500%, 12/15/2032	191,550	204,071
Series 2009-3549, Class FA,
1M US L + 1.20%,
07/15/2039(a)	38,364	39,225
Series 2009-3564, Class NB,
5.000%, 08/15/2039	349,000	365,484
Series 2009-3574, Class D,
5.000%, 09/15/2039	89,004	92,935
Series 2009-3584, Class FA,
1M US L + 0.70%,
12/15/2036(a)	30,215	30,686
Series 2009-3587, Class DA,
4.500%, 10/15/2039	162,969	164,751
Series 2009-3604, Class PO,
–%, 05/15/2036(b)	78,021	66,443
Series 2009-3605, Class BF,
1M US L + 0.86%,
11/15/2039(a)	142,975	146,190
Series 2009-3611, Class FH,
1M US L + 0.75%,
07/15/2034(a)	13,619	13,832
Series 2010-3620, Class EL,
4.000%, 01/15/2030	25,793	26,061
Series 2010-3626, Class ME,
5.000%, 01/15/2040	346,526	363,598
Series 2010-3631, Class PA,
4.000%, 02/15/2040	209,253	212,840

See Notes to Financial Statements.

71 | April 30, 2022

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2010-3653, Class B,
4.500%, 04/15/2030	$80,591	$82,101
Series 2010-3662, Class PJ,
5.000%, 04/15/2040	223,122	232,984
Series 2010-3664, Class DA,
4.000%, 11/15/2037	104,357	105,386
Series 2010-3704, Class DC,
4.000%, 11/15/2036	88,885	90,130
Series 2010-3737, Class GB,
4.500%, 04/15/2039	16,176	16,293
Series 2010-3747, Class CY,
4.500%, 10/15/2040	332,072	340,776
Series 2010-3753, Class PA,
3.500%, 09/15/2039	9,028	9,037
Series 2010-3762, Class WP,
4.000%, 12/15/2039	17,940	17,961
Series 2010-3770, Class GA,
4.500%, 10/15/2040	343,415	357,341
Series 2010-3770, Class JZ,
4.000%, 12/15/2040	10,037,614	10,111,136
Series 2010-3778, Class JA,
3.500%, 04/15/2040	207,839	207,214
Series 2011-3792, Class DF,
1M US L + 0.40%,
11/15/2040(a)	16,804	16,830
Series 2011-3798, Class PJ,
4.000%, 01/15/2041	65,810	66,955
Series 2011-3800, Class AF,
1M US L + 0.50%,
02/15/2041(a)	23,311	23,443
Series 2011-3819, Class ZQ,
6.000%, 04/15/2036	18,254	19,978
Series 2011-3822, Class FY,
1M US L + 0.40%,
02/15/2033(a)	16,929	16,947
Series 2011-3825, Class BP,
4.000%, 03/15/2041	87,287	85,597
Series 2011-3830, Class NB,
4.500%, 02/15/2039	48,227	48,914
Series 2011-3843, Class FE,
1M US L + 0.55%,
04/15/2041(a)	50,486	50,928
Series 2011-3843, Class PZ,
5.000%, 04/15/2041	657,884	692,804
Series 2011-3852, Class QN,
27.21053% - 1M US L,
05/15/2041(a)	45,618	46,035
Series 2011-3852, Class TP,
27.50% - 1M US L,
05/15/2041(a)	27,682	27,721
Series 2011-3857, Class ZP,
5.000%, 05/15/2041	961,942	1,025,216
Series 2011-3862, Class MA,
5.000%, 04/15/2041	123,467	127,562
Series 2011-3870, Class ME,
4.000%, 01/15/2040	66,332	66,837
	Principal Amount	Value (Note 2)
Series 2011-3891, Class BF,
1M US L + 0.55%,
07/15/2041(a)	$45,997	$46,389
Series 2011-3894, Class ZA,
4.500%, 07/15/2041	84,825	88,601
Series 2011-3905, Class BZ,
3.000%, 08/15/2041	165,189	141,065
Series 2011-3919, Class DL,
4.000%, 08/15/2030	298,000	301,654
Series 2011-3935, Class JZ,
4.500%, 10/15/2041	1,024,050	1,041,316
Series 2011-3939, Class BZ,
4.500%, 06/15/2041	982,503	967,592
Series 2011-3939, Class AZ,
4.000%, 03/15/2041	184,841	180,834
Series 2011-3957, Class HZ,
4.000%, 11/15/2041	687,961	696,665
Series 2011-3958, Class PJ,
4.500%, 09/15/2041	156,096	157,537
Series 2011-3959, Class MB,
4.500%, 11/15/2041	44,199	45,212
Series 2011-3963, Class JB,
4.500%, 11/15/2041	119,482	123,342
Series 2011-3969, Class JP,
4.500%, 09/15/2041	44,353	45,093
Series 2012-3984, Class DF,
1M US L + 0.55%,
01/15/2042(a)	41,991	42,361
Series 2012-3989, Class JW,
3.500%, 01/15/2042	235,814	230,235
Series 2012-3997, Class EC,
3.500%, 02/15/2042	61,726	59,071
Series 2012-3997, Class FQ,
1M US L + 0.50%,
02/15/2042(a)	46,494	46,887
Series 2012-3998, Class KG,
2.000%, 11/15/2026	84,630	84,105
Series 2012-4001, Class FM,
1M US L + 0.50%,
02/15/2042(a)	31,113	31,302
Series 2012-4011, Class DB,
4.000%, 09/15/2041	225,317	225,300
Series 2012-4012, Class GC,
3.500%, 06/15/2040	48,384	48,449
Series 2012-4020, Class PG,
2.500%, 03/15/2027	10,955	10,885
Series 2012-4037, Class CA,
3.000%, 04/15/2027	44,863	44,152
Series 2012-4039, Class LT,
3.500%, 05/15/2042	113,000	104,971
Series 2012-4050, Class ND,
2.500%, 09/15/2041	29,030	28,666
Series 2012-4062, Class MZ,
3.500%, 06/15/2042	134,547	132,479
Series 2012-4064, Class AY,
3.000%, 06/15/2027	48,000	47,603

See Notes to Financial Statements.

72 | April 30, 2022

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2012-4068, Class PE,
3.000%, 06/15/2042	$224,000	$212,226
Series 2012-4075, Class PB,
3.000%, 07/15/2042	42,000	40,848
Series 2012-4076, Class MV,
3.000%, 04/15/2031	69,000	67,883
Series 2012-4077, Class MA,
2.000%, 08/15/2040	142,367	141,337
Series 2012-4088, Class PB,
3.000%, 08/15/2042	95,520	89,736
Series 2012-4094, Class CW,
2.000%, 08/15/2042	261,555	239,602
Series 2012-4097, Class CU,
1.500%, 08/15/2027	25,000	22,983
Series 2012-4097, Class UF,
1M US L + 0.35%,
08/15/2032(a)	67,831	67,908
Series 2012-4101, Class QN,
3.500%, 09/15/2042	253,208	243,058
Series 2012-4104, Class AJ,
1.500%, 09/15/2027	26,399	25,575
Series 2012-4120, Class TC,
1.500%, 10/15/2027	10,784	10,346
Series 2012-4122, Class BA,
3.015%, 05/15/2040(a)(c)	177,869	173,112
Series 2012-4133, Class TA,
3.000%, 11/15/2042	292,836	265,318
Series 2012-4136, Class GE,
2.000%, 08/15/2040	24,694	24,704
Series 2012-4141, Class PL,
2.500%, 12/15/2042	100,000	84,248
Series 2013-4160, Class HB,
2.500%, 12/15/2032	14,555	13,829
Series 2013-4170, Class FW,
1M US L + 0.95%,
01/15/2033(a)	21,408	21,637
Series 2013-4176, Class YD,
3.000%, 03/15/2043	50,000	46,691
Series 2013-4183, Class ME,
2.000%, 02/15/2042	150,991	145,780
Series 2013-4185, Class PB,
3.000%, 03/15/2043	450,000	421,453
Series 2013-4203, Class DJ,
2.500%, 04/15/2033	60,258	58,969
Series 2013-4218, Class DG,
2.500%, 07/15/2042	149,390	142,246
Series 2013-4220, Class EH,
2.500%, 06/15/2028	42,088	41,735
Series 2013-4231, Class FD,
1M US L + 0.35%,
10/15/2032(a)	16,166	16,159
Series 2013-4246, Class PB,
4.000%, 09/15/2043	493,003	480,955
Series 2013-4257, Class A,
2.500%, 10/15/2027	25,568	25,624
	Principal Amount	Value (Note 2)
Series 2013-4265, Class FD,
1M US L + 0.40%,
01/15/2035(a)	$68,075	$68,178
Series 2014-4293, Class NM,
4.500%, 06/15/2043	31,616	32,115
Series 2014-4294, Class PF,
1M US L + 0.40%,
01/15/2044(a)	15,842	15,838
Series 2014-4301, Class U,
3.500%, 07/15/2032	24,433	24,478
Series 2014-4319, Class PM,
3.000%, 03/15/2043	89,150	87,634
Series 2014-4320, Class AP,
3.500%, 07/15/2039	131,859	132,482
Series 2014-4324, Class AY,
3.000%, 04/15/2029	568,738	551,297
Series 2014-4333, Class PB,
2.500%, 10/15/2043	12,475	12,425
Series 2014-4337, Class VJ,
3.500%, 06/15/2027	26,767	26,932
Series 2014-4370, Class PC,
2.500%, 09/15/2041	37,268	36,444
Series 2014-4387, Class VA,
3.000%, 02/15/2026	186,612	186,739
Series 2015-4459, Class CA,
5.000%, 12/15/2034	26,213	27,157
Series 2015-4461, Class EA,
2.000%, 07/15/2037	106,522	103,959
Series 2015-4498, Class JA,
2.500%, 04/15/2037	159,279	147,764
Series 2015-4508, Class UZ,
3.000%, 07/15/2043	52,673	47,485
Series 2015-4531, Class PA,
3.500%, 05/15/2043	38,356	38,048
Series 2016-4555, Class CP,
3.000%, 04/15/2045	576,040	566,088
Series 2016-4564, Class QA,
3.000%, 07/15/2029	65,081	65,127
Series 2016-4590, Class AK,
3.500%, 08/15/2027	101,125	101,183
Series 2016-4613, Class AF,
1M US L + 1.10%,
11/15/2037(a)	127,954	127,610
Series 2016-4619, Class BE,
2.500%, 12/15/2047	104,222	104,661
Series 2016-4630, Class EA,
3.000%, 09/15/2041	55,550	55,396
Series 2016-4639, Class HZ,
3.250%, 04/15/2053(d)	665,160	618,324
Series 2017-4664, Class UE,
3.000%, 05/15/2043	136,130	135,924
Series 2017-4672, Class QD,
3.000%, 08/15/2045	68,108	67,148
Series 2017-4705, Class A,
4.500%, 09/15/2042	8,559	8,580

See Notes to Financial Statements.

73 | April 30, 2022

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2017-4710, Class PA,
3.000%, 04/15/2045	$162,052	$159,311
Series 2017-4748, Class GA,
3.000%, 01/15/2045	90,595	89,981
Series 2018-4763, Class VL,
3.500%, 06/15/2038	518,452	519,845
Series 2018-4767, Class CA,
4.000%, 11/15/2045	23,644	23,748
Series 2018-4767, Class Z,
3.000%, 12/15/2047	35,122	26,711
Series 2018-4787, Class PY,
4.000%, 05/15/2048	55,445	54,786
Series 2018-4800, Class JA,
3.500%, 03/15/2047	98,686	98,210
Series 2018-4808, Class DG,
3.500%, 09/15/2045	1,763,071	1,761,309
Series 2018-4821, Class VA,
4.000%, 10/15/2029	107,851	107,590
Series 2018-4839, Class AE,
4.000%, 04/15/2051	295,790	297,730
Series 2018-4840, Class BK,
4.500%, 09/15/2046	14,979	15,048
Series 2018-4846, Class PA,
4.000%, 06/15/2047	13,351	13,331
Series 2018-4857, Class HM,
3.500%, 11/15/2046	197,731	196,893
Series 2019-4863, Class AJ,
3.500%, 07/15/2038	60,233	59,827
Series 2020-4989, Class FA,
1M US L + 0.35%,
08/15/2040(a)	175,923	174,699
Series 2020-4989, Class FB,
1M US L + 0.35%,
10/15/2040(a)	178,279	178,164
Series 2020-5049, Class JZ,
2.000%, 11/25/2050	135,882	91,675
Series 2021-5092, Class BC,
2.500%, 06/25/2036	61,093	60,442
Series 3588, Class CW,
2.540%, 10/25/2037(a)	418,005	422,941
		42,051,145
Freddie Mac Strips
Series 2013-299, Class 300,
3.000%, 01/15/2043	141,168	134,435

Freddie Mac Structured Pass-
Through Certificates
Series 2001-32, Class A1,
1M US L + 0.26%,
08/25/2031(a)	105,710	103,641
Series 2003-55, Class 1A3A,
1M US L + 0.40%,
03/25/2043(a)	335,827	335,001
		438,642
	Principal Amount	Value (Note 2)
Ginnie Mae
Series 2002-72, Class FB,
1M US L + 0.40%,
10/20/2032(a)	$29,791	$29,795
Series 2003-25, Class FC,
1M US L + 0.40%,
08/26/2023(a)	41,254	41,296
Series 2003-98, Class FY,
1M US L + 0.35%,
09/20/2033(a)	42,443	42,528
Series 2004-1, Class TE,
5.000%, 06/20/2033	29,172	30,111
Series 2004-15, Class AY,
5.500%, 02/20/2034	130,949	137,362
Series 2004-26, Class ED,
5.500%, 04/16/2034	82,188	86,023
Series 2004-34, Class QL,
5.500%, 05/16/2034	89,000	94,482
Series 2004-55, Class MC,
5.500%, 07/20/2034	37,011	39,340
Series 2004-7, Class Z,
5.500%, 01/16/2034	1,361,122	1,422,943
Series 2004-87, Class BC,
4.500%, 10/20/2034	16,724	17,035
Series 2005-11, Class PL,
5.000%, 02/20/2035	38,918	40,779
Series 2005-13, Class NB,
5.000%, 02/20/2035	14,283	14,936
Series 2005-13, Class BG,
5.000%, 02/20/2035	189,661	198,963
Series 2005-3, Class JL,
5.000%, 12/16/2034	90,348	93,603
Series 2005-3, Class JM,
4.750%, 01/20/2035	67,122	68,805
Series 2005-3, Class OC,
5.000%, 01/20/2035	209,279	218,272
Series 2005-3, Class QB,
5.000%, 01/16/2035	94,060	97,376
Series 2005-45, Class BF,
1M US L + 0.30%,
06/20/2035(a)	44,227	44,146
Series 2005-49, Class B,
5.500%, 06/20/2035	94,486	100,324
Series 2005-51, Class DC,
5.000%, 07/20/2035	140,448	147,981
Series 2005-56, Class BD,
5.000%, 07/20/2035	51,612	53,787
Series 2005-56, Class JA,
5.000%, 05/17/2035	15,732	16,205
Series 2005-69, Class WD,
5.000%, 05/18/2035	53,556	55,171
Series 2005-73, Class PH,
5.000%, 09/20/2035	137,746	142,027
Series 2005-92, Class PB,
6.000%, 12/20/2035	47,384	51,012

See Notes to Financial Statements.

74 | April 30, 2022

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2006-10, Class PB,
5.500%, 03/20/2036	$51,678	$54,035
Series 2006-38, Class OH,
6.500%, 08/20/2036	28,000	29,872
Series 2007-18, Class B,
5.500%, 05/20/2035	94,970	99,676
Series 2007-18, Class PH,
5.500%, 03/20/2035	137,000	146,981
Series 2007-35, Class TE,
6.000%, 06/20/2037	124,731	132,837
Series 2007-35, Class NE,
6.000%, 06/16/2037	58,784	62,724
Series 2007-40, Class FY,
1M US L + 0.33%,
07/16/2037(a)	42,925	42,922
Series 2007-44, Class PH,
6.000%, 07/20/2037	103,131	111,415
Series 2007-57, Class Z,
5.500%, 10/20/2037	576,145	634,158
Series 2007-6, Class LE,
5.500%, 02/20/2037	195,838	203,471
Series 2007-7, Class PG,
5.000%, 02/16/2037	31,738	33,009
Series 2007-79, Class FC,
1M US L + 0.44%,
12/20/2037(a)	141,009	141,599
Series 2008-13, Class FB,
1M US L + 0.50%,
02/20/2038(a)	28,771	28,905
Series 2008-20, Class CE,
5.500%, 06/16/2037	85,329	88,959
Series 2008-31, Class PC,
5.500%, 04/20/2038	60,358	63,539
Series 2008-33, Class PB,
5.500%, 04/20/2038	71,652	75,939
Series 2008-37, Class L,
6.000%, 04/20/2038	45,841	48,669
Series 2008-38, Class PN,
5.500%, 05/20/2038	47,899	50,117
Series 2008-38, Class BG,
5.000%, 05/16/2038	75,147	77,947
Series 2008-38, Class PL,
5.500%, 05/20/2038	243,436	255,882
Series 2008-40, Class PL,
5.250%, 05/16/2038	100,000	109,024
Series 2008-41, Class PE,
5.500%, 05/20/2038	81,886	85,866
Series 2008-47, Class ML,
5.250%, 06/16/2038	32,264	33,828
Series 2008-49, Class PB,
4.750%, 06/20/2038	32,687	33,793
Series 2008-50, Class KB,
6.000%, 06/20/2038	217,083	230,572
Series 2008-51, Class PH,
5.250%, 06/20/2038	52,134	53,942
	Principal Amount	Value (Note 2)
Series 2008-51, Class FG,
1M US L + 0.77%,
06/16/2038(a)	$71,116	$72,046
Series 2008-55, Class PL,
5.500%, 06/20/2038	36,534	37,988
Series 2008-58, Class PE,
5.500%, 07/16/2038	101,414	106,882
Series 2008-60, Class JP,
5.500%, 07/20/2038	78,000	81,918
Series 2008-60, Class JN,
5.500%, 07/20/2038	137,891	143,514
Series 2008-65, Class PG,
6.000%, 08/20/2038	200,890	210,771
Series 2008-66, Class FN,
1M US L + 0.95%,
08/20/2038(a)	56,336	57,080
Series 2008-7, Class PQ,
5.000%, 02/20/2038	89,879	92,503
Series 2008-76, Class QE,
5.750%, 09/20/2038	58,000	61,834
Series 2008-77, Class FC,
1M US L + 0.70%,
09/20/2038(a)	56,197	56,633
Series 2008-85, Class PG,
5.250%, 10/20/2038	38,610	38,684
Series 2008-89, Class JC,
5.500%, 08/20/2038	48,193	49,579
Series 2008-89, Class JD,
6.000%, 08/20/2038	18,907	19,676
Series 2008-9, Class FA,
1M US L + 0.50%,
02/20/2038(a)	19,888	20,011
Series 2009-1, Class FA,
1M US L + 1.05%,
01/20/2039(a)	81,857	83,187
Series 2009-10, Class PH,
4.500%, 02/20/2039	30,000	30,930
Series 2009-10, Class NB,
5.000%, 02/16/2039	89,070	93,541
Series 2009-118, Class PY,
5.000%, 12/16/2039	24,763	25,953
Series 2009-12, Class NB,
5.000%, 03/20/2039	64,873	67,154
Series 2009-13, Class E,
4.500%, 03/16/2039	110,225	112,774
Series 2009-15, Class FM,
1M US L + 1.04%,
03/20/2039(a)	66,514	67,339
Series 2009-24, Class WB,
5.000%, 03/20/2039	122,538	126,954
Series 2009-40, Class AD,
4.500%, 06/20/2039	309,000	323,520
Series 2009-47, Class LT,
5.000%, 06/20/2039	120,196	126,056

See Notes to Financial Statements.

75 | April 30, 2022

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2009-55, Class FN,
1M US L + 1.00%,
07/20/2039(a)	$28,256	$28,663
Series 2009-58, Class PA,
4.500%, 07/20/2039	97,779	98,421
Series 2009-61, Class MP,
5.000%, 08/20/2039	42,646	44,177
Series 2009-61, Class AP,
4.000%, 08/20/2039	46,860	47,350
Series 2009-65, Class QM,
3.500%, 12/20/2038	3,825	3,835
Series 2009-69, Class PH,
5.500%, 08/16/2039	92,000	100,799
Series 2009-75, Class GZ,
4.500%, 09/20/2039	112,991	115,212
Series 2009-76, Class JB,
4.500%, 07/20/2039	33,172	33,404
Series 2009-83, Class TF,
1M US L + 0.90%,
08/20/2039(a)	32,625	33,078
Series 2009-94, Class FA,
1M US L + 0.70%,
10/16/2039(a)	86,128	87,171
Series 2010-105, Class BH,
3.000%, 01/16/2040	97,882	96,243
Series 2010-111, Class FA,
1M US L + 0.35%,
09/20/2040(a)	52,330	52,269
Series 2010-116, Class PD,
4.000%, 12/20/2039	1,246	1,245
Series 2010-116, Class GY,
3.500%, 12/20/2039	35,070	35,147
Series 2010-14, Class A,
4.500%, 06/16/2039	51,395	52,139
Series 2010-14, Class HA,
4.500%, 02/16/2040	168,207	173,149
Series 2010-147, Class PG,
3.500%, 05/20/2040	82,003	82,460
Series 2010-157, Class OP,
–%, 12/20/2040(b)	10,922	9,528
Series 2010-167, Class WL,
4.500%, 09/20/2040	305,000	312,359
Series 2010-169, Class JZ,
4.000%, 12/20/2040	249,185	246,166
Series 2010-19, Class GW,
4.750%, 02/20/2040	108,305	107,604
Series 2010-25, Class BL,
4.250%, 10/16/2039	19,721	19,874
Series 2010-62, Class AF,
1M US L + 0.45%,
04/16/2034(a)	30,344	30,412
Series 2010-76, Class NC,
4.500%, 06/20/2040	148,972	150,871
Series 2010-84, Class YB,
4.000%, 07/20/2040	24,674	24,755
	Principal Amount	Value (Note 2)
Series 2010-H01, Class FA,
1M US L + 0.82%,
01/20/2060(a)	$37,372	$37,452
Series 2010-H10, Class FC,
1M US L + 1.00%,
05/20/2060(a)	191,524	192,468
Series 2010-H20, Class AF,
1M US L + 0.33%,
10/20/2060(a)	214,452	213,123
Series 2010-H22, Class FE,
1M US L + 0.35%,
05/20/2059(a)	4,136	4,116
Series 2010-H27, Class FA,
1M US L + 0.38%,
12/20/2060(a)	58,629	58,295
Series 2011-100, Class MY,
4.000%, 07/20/2041	111,685	112,689
Series 2011-128, Class MD,
4.000%, 10/20/2040	140,000	141,122
Series 2011-18, Class PA,
4.000%, 08/20/2040	62,613	63,168
Series 2011-43, Class ZQ,
5.500%, 01/16/2033	75,050	76,537
Series 2011-59, Class QC,
4.000%, 12/20/2040	107,401	107,724
Series 2011-66, Class UA,
4.000%, 05/16/2041	136,266	135,943
Series 2011-71, Class ZC,
5.500%, 07/16/2034	170,559	178,067
Series 2011-97, Class WA,
6.121%, 11/20/2038(a)	46,973	51,085
Series 2011-H01, Class AF,
1M US L + 0.45%,
11/20/2060(a)	211,503	210,622
Series 2011-H02, Class BA,
4.241%, 02/20/2061(a)	21	21
Series 2011-H11, Class FA,
1M US L + 0.50%,
03/20/2061(a)	76,146	75,892
Series 2011-H11, Class FB,
1M US L + 0.50%,
04/20/2061(a)	108,359	108,012
Series 2011-H15, Class FA,
1M US L + 0.45%,
06/20/2061(a)	48,607	48,393
Series 2012-32, Class PE,
3.500%, 03/16/2042	89,000	89,109
Series 2012-38, Class PL,
3.250%, 01/20/2041	85,780	86,355
Series 2012-51, Class VM,
3.500%, 04/16/2025	81,658	81,765
Series 2012-68, Class GE,
3.000%, 05/20/2042	4,332	4,263
Series 2012-76, Class GF,
1M US L + 0.30%,
06/16/2042(a)	14,806	14,781

See Notes to Financial Statements.

76 | April 30, 2022

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2012-H08, Class FC,
1M US L + 0.57%,
04/20/2062(a)	$547,686	$546,566
Series 2012-H14, Class FK,
1M US L + 0.58%,
07/20/2062(a)	140,065	140,075
Series 2012-H20, Class PT,
1.419%, 07/20/2062(a)	81,948	81,750
Series 2012-H24, Class FE,
1M US L + 0.60%,
10/20/2062(a)	3,486	3,481
Series 2013-100, Class MA,
3.500%, 02/20/2043	50,078	50,015
Series 2013-115, Class PM,
4.000%, 08/20/2043	400,000	404,385
Series 2013-22, Class GB,
2.500%, 08/20/2042	120,000	113,204
Series 2013-54, Class WA,
4.888%, 11/20/2042	483,255	504,288
Series 2013-69, Class NA,
2.000%, 09/20/2042	179,067	167,945
Series 2013-93, Class CA,
6.000%, 06/20/2043	1,234,197	1,337,354
Series 2013-98, Class KF,
1M US L + 0.30%,
11/20/2041(a)	17,403	17,420
Series 2013-99, Class MF,
1M US L + 0.30%,
07/20/2043(a)	75,874	75,612
Series 2013-H01, Class FA,
1.650%, 01/20/2063	665	651
Series 2013-H04, Class BA,
1.650%, 02/20/2063	9,638	9,575
Series 2013-H07, Class GA,
1M US L + 0.47%,
03/20/2063(a)	167,777	167,176
Series 2013-H09, Class HA,
1.650%, 04/20/2063	6,110	5,997
Series 2013-H18, Class EA,
1M US L + 0.50%,
07/20/2063(a)	79,971	79,757
Series 2014-53, Class JM,
7.021%, 04/20/2039(a)	258,113	280,627
Series 2014-98, Class HE,
3.000%, 07/20/2044	53,984	49,055
Series 2014-H10, Class TA,
1M US L + 0.60%,
04/20/2064(a)	357,711	357,215
Series 2014-H15, Class FA,
1M US L + 0.50%,
07/20/2064(a)	23,711	23,614
Series 2014-H16, Class FL,
1M US L + 0.47%,
07/20/2064(a)	412,988	411,145
Series 2015-190, Class LE,
3.500%, 06/20/2045	22,373	22,419
	Principal Amount	Value (Note 2)
Series 2015-63, Class KA,
3.000%, 04/20/2040	$33,494	$31,000
Series 2015-84, Class QA,
3.500%, 06/20/2045	283,442	281,313
Series 2015-H09, Class FA,
1M US L + 0.62%,
04/20/2065(a)	264,926	264,369
Series 2015-H12, Class FB,
1M US L + 0.60%,
05/20/2065(a)	93,845	93,649
Series 2015-H15, Class FC,
1M US L + 0.58%,
06/20/2065(a)	123,549	123,307
Series 2015-H22, Class FC,
1M US L + 0.60%,
09/20/2065(a)	52,626	52,549
Series 2015-H26, Class FA,
1M US L + 0.52%,
10/20/2065(a)	58,804	58,597
Series 2015-H26, Class FG,
1M US L + 0.52%,
10/20/2065(a)	283,782	282,786
Series 2015-H29, Class FA,
1M US L + 0.70%,
10/20/2065(a)	4,980	4,979
Series 2015-H30, Class FE,
1M US L + 0.60%,
11/20/2065(a)	57,558	57,478
Series 2015-H31, Class FT,
1M US L + 0.65%,
11/20/2065(a)	83,136	83,044
Series 2015-H32, Class FH,
1M US L + 0.66%,
12/20/2065(a)	203,343	203,361
Series 2016-116, Class GV,
3.000%, 05/20/2026	45,422	44,884
Series 2016-120, Class KA,
2.000%, 09/20/2046	6,989	6,397
Series 2016-82, Class BA,
3.000%, 09/20/2045	81,027	79,809
Series 2016-H06, Class FC,
1M US L + 0.92%,
02/20/2066(a)	166,798	167,717
Series 2016-H08, Class FT,
1M US L + 0.72%,
02/20/2066(a)	381,814	381,669
Series 2016-H11, Class F,
1M US L + 0.80%,
05/20/2066(a)	562,734	564,435
Series 2016-H13, Class FT,
1M US L + 0.58%,
05/20/2066(a)	21,742	21,702
Series 2016-H14, Class FA,
1M US L + 0.80%,
06/20/2066(a)	138,105	138,581

See Notes to Financial Statements.

77 | April 30, 2022

ALPS | Smith Total Return Bond Fund

Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2016-H15, Class FA,
1M US L + 0.80%,
07/20/2066(a)	$625,999	$627,918
Series 2016-H17, Class FK,
1M US L + 0.85%,
07/20/2066(a)	81,712	82,123
Series 2016-H17, Class FC,
1M US L + 0.83%,
08/20/2066(a)	235,306	236,363
Series 2016-H20, Class PT,
2.840%, 09/20/2066(a)	580,507	597,471
Series 2016-H23, Class F,
1M US L + 0.75%,
10/20/2066(a)	217,854	218,369
Series 2016-H24, Class FG,
1M US L + 0.75%,
10/20/2066(a)	328,773	329,543
Series 2016-H26, Class FC,
1M US L + 1.00%,
12/20/2066(a)	135,808	137,039
Series 2017-150, Class JE,
3.000%, 07/20/2047	78,700	75,746
Series 2017-165, Class VE,
3.500%, 11/20/2030	59,911	60,108
Series 2017-170, Class MC,
2.500%, 10/20/2047	80,106	74,796
Series 2017-36, Class MJ,
3.000%, 03/20/2047	44,007	42,067
Series 2017-56, Class AZ,
3.000%, 04/20/2047	110,973	104,892
Series 2017-73, Class JT,
2.750%, 09/20/2046	11,236	11,280
Series 2017-80, Class BJ,
3.000%, 03/20/2047	112,998	110,410
Series 2017-H06, Class FE,
1M US L + 0.55%,
02/20/2067(a)	96,543	96,288
Series 2017-H15, Class FC,
1M US L + 0.47%,
06/20/2067(a)	265,190	263,984
Series 2017-H16, Class PT,
4.726%, 05/20/2066(a)	42,469	43,207
Series 2017-H17, Class FG,
1M US L + 0.50%,
08/20/2067(a)	41,363	41,221
Series 2018-160, Class AD,
3.500%, 02/20/2048	292,618	289,373
Series 2018-36, Class CZ,
4.000%, 03/20/2048	261,573	252,948
Series 2018-37, Class C,
2.500%, 01/20/2046	197,367	192,635
Series 2019-111, Class TE,
2.000%, 09/20/2049	57,442	53,761
Series 2019-61, Class K,
3.500%, 07/20/2048	65,596	65,071
	Principal Amount	Value (Note 2)
Series 2019-H01, Class FT,
1M US L + 0.40%,
10/20/2068(a)	$121,546	$121,056
Series 2019-H05, Class FT,
1Y US TI + 0.43%,
04/20/2069(a)	171,255	171,427
Series 2020-125, Class GA,
2.500%, 03/20/2050	393,883	371,953
Series 2020-125, Class GC,
2.500%, 08/20/2050	82,606	76,532
Series 2020-32, Class UM,
2.500%, 03/20/2050	1,433,181	1,353,597
Series 2020-5, Class LC,
3.500%, 10/20/2049	230,670	223,121
Series 2020-61, Class AB,
3.000%, 05/20/2048	141,530	140,636
Series 2020-62, Class PD,
3.000%, 05/20/2050	554,745	522,523
Series 2020-83, Class ML,
3.000%, 06/20/2050	198,801	188,725
Series 2020-98, Class CE,
3.000%, 07/20/2050	1,541,608	1,467,588
Series 2020-H01, Class FT,
1Y US TI + 0.50%,
01/20/2070(a)	134,773	134,208
Series 2020-H04, Class FP,
1M US L + 0.50%,
06/20/2069(a)	140,477	139,866
		29,106,640
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $117,266,112)		111,088,207

	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (1.70%)

Fannie Mae-Aces
Series 2006-M2, Class A3F,
5.345%, 09/25/2031(a)	315,391	321,447
Series 2013-M6, Class 1AC,
3.456%, 02/25/2043(a)	12,549,085	12,314,932
Series 2016-M11, Class AL,
2.944%, 07/25/2039	266,701	256,517
Series 2016-M3, Class ASQ2,
2.263%, 02/25/2023	43,298	43,177
Series 2017-M15, Class A1,
3.057%, 09/25/2027(a)	2,418,177	2,419,236
Series 2018-M12, Class A1,
3.546%, 08/25/2030	4,380,306	4,461,824
Series 2019-M10, Class A1,
2.000%, 04/25/2030	1,499,985	1,425,896
Series 2019-M14, Class A1,
2.304%, 06/25/2029	146,030	141,611
Series 2019-M24, Class 2XA,
1.276%, 03/25/2031(a)(c)	5,089,034	375,612

See Notes to Financial Statements.

78 | April 30, 2022

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2020-M10, Class X1,
1.907%, 12/25/2030(a)(c)	$786,937	$88,571
Series 2020-M10, Class X4,
0.987%, 07/25/2032(a)(c)	47,188,143	3,156,571
Series 2020-M13, Class X2,
1.398%, 09/25/2030(a)(c)	2,155,748	153,678
		25,159,072
Freddie Mac Multifamily
Structured Pass Through
Certificates
Series 2018-J19L, Class AFL,
1M US L + 0.23%,
11/25/2027(a)	32,117	32,065
Series 2019-KL4F, Class A2AS,
3.683%, 10/25/2025(a)	256,000	253,438
Series 2019-KLU2, Class X1,
1.082%, 08/25/2029(a)(c)	56,358,967	3,143,991
		3,429,494

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $32,474,569)		28,588,566

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (5.42%)

Fannie Mae Pool
Series 2003-386375,
4.790%, 08/01/2028	796,713	795,729
Series 2005-843080,
6.000%, 12/01/2034	125,116	129,128
Series 2007-943003,
5.500%, 08/01/2047	91,823	93,655
Series 2009-463331,
5.250%, 08/01/2029	596,770	628,475
Series 2009-930895,
4.500%, 03/01/2039	173,352	174,064
Series 2009-931290,
4.500%, 06/01/2039	118,535	119,300
Series 2009-931707,
4.500%, 08/01/2039	114,521	115,259
Series 2009-958348,
5.440%, 04/01/2027	136,322	136,917
Series 2009-958878,
5.750%, 07/01/2027	1,348,142	1,365,073
Series 2011-467068,
6.130%, 01/01/2026	1,535,656	1,633,760
Series 2011-468477,
4.590%, 08/01/2026	405,744	420,528
Series 2011-469013,
5.470%, 08/01/2026	1,015,222	1,059,524
Series 2011-AH9290,
4.000%, 04/01/2041	44,347	43,561
Series 2012-470020,
4.200%, 01/01/2030	1,579,022	1,626,027

	Principal Amount	Value (Note 2)
Series 2012-AM0279,
3.210%, 08/01/2027	$296,463	$297,179
Series 2012-AM1387,
3.260%, 11/01/2032	115,931	113,863
Series 2012-MA1039,
3.500%, 04/01/2042	67,734	65,144
Series 2012-MA1214,
3.000%, 10/01/2042	698,468	655,591
Series 2013-AM3154,
3.250%, 05/01/2028	361,633	361,390
Series 2013-AM3193,
3.380%, 05/01/2028	273,911	274,630
Series 2013-AM4329,
3.870%, 10/01/2025	197,138	200,301
Series 2013-AM4781,
4.180%, 11/01/2028	1,220,226	1,257,957
Series 2013-AM4991,
3.970%, 12/01/2025	162,170	165,185
Series 2013-AR2289,
3.000%, 02/01/2033	242,480	230,807
Series 2013-AT9663,
2.500%, 07/01/2043	514,494	470,241
Series 2013-MA1586,
3.000%, 08/01/2043	199,039	191,695
Series 2014-AM4198,
3.550%, 03/01/2024	95,827	96,138
Series 2014-AM7274,
3.000%, 12/01/2024	1,200,000	1,198,931
Series 2015-AL7381,
4.500%, 06/01/2045	172,868	180,365
Series 2015-AM8666,
2.960%, 06/01/2030	178,351	172,751
Series 2015-AM8918,
3.250%, 09/01/2030	731,000	712,305
Series 2015-AM9173,
3.110%, 06/01/2027	241,741	242,979
Series 2015-AM9311,
3.390%, 07/01/2035	208,174	204,419
Series 2015-AN0029,
3.100%, 09/01/2025	157,541	156,526
Series 2016-AL8405,
4.500%, 05/01/2041	228,699	232,265
Series 2016-AN0665,
3.070%, 02/01/2026	195,059	192,924
Series 2016-AN0774,
3.210%, 01/01/2026	176,522	175,733
Series 2016-AN2228,
2.520%, 08/01/2026	187,844	180,983
Series 2016-AN3542,
3.410%, 11/01/2046	362,020	337,639
Series 2016-AN3749,
2.520%, 12/01/2026	459,504	454,142
Series 2016-BC0943,
3.500%, 05/01/2046	455,862	451,800
Series 2017-AN4431,
3.220%, 01/01/2027	85,000	84,533

See Notes to Financial Statements.

79 | April 30, 2022

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2017-AN4469,
3.640%, 01/01/2029	$689,065	$694,388
Series 2017-AN4529,
3.620%, 01/01/2027	827,538	836,612
Series 2017-AN4606,
3.510%, 02/01/2027	790,685	794,543
Series 2017-AN4833,
3.320%, 04/01/2027	95,000	94,706
Series 2017-AN5279,
3.340%, 04/01/2029	458,350	452,879
Series 2017-AN5742,
3.190%, 05/01/2030	138,374	136,516
Series 2017-AN5796,
3.030%, 06/01/2027	217,165	215,876
Series 2017-AN5932,
3.010%, 07/01/2027	266,270	262,044
Series 2017-AN6001,
3.160%, 07/01/2027	150,000	149,825
Series 2017-AN6304,
3.100%, 10/01/2027	275,000	271,918
Series 2017-AN6670,
3.210%, 09/01/2027	1,921,698	1,897,341
Series 2017-AN7060,
2.930%, 10/01/2027	1,780,000	1,767,543
Series 2017-AN7234,
3.010%, 12/01/2027	1,000,000	994,624
Series 2017-AN7384,
2.880%, 12/01/2027	48,856	47,791
Series 2017-AN7547,
3.370%, 11/01/2027	1,106,774	1,098,513
Series 2017-AN7823,
2.890%, 12/01/2027	235,000	229,846
Series 2017-CA0522,
3.000%, 10/01/2047	268,388	251,773
Series 2017-MA3040,
3.500%, 06/01/2047	362,779	349,052
Series 2018-109435,
3.890%, 08/01/2028	1,896,725	1,931,676
Series 2018-109741,
3.730%, 11/01/2025	11,279,009	11,344,701
Series 2018-387770,
3.625%, 07/01/2028	2,570,000	2,596,385
Series 2018-387853,
3.455%, 08/01/2025	175,000	175,634
Series 2018-387904,
3.840%, 08/01/2028	676,178	691,937
Series 2018-387983,
3.630%, 08/01/2028	2,000,000	2,013,169
Series 2018-AN8272,
3.170%, 02/01/2028	100,000	99,832
Series 2018-AN8486,
3.330%, 04/01/2030	327,675	327,686
Series 2018-AN8493,
3.300%, 02/01/2030	427,104	417,615
Series 2018-AN8982,
3.440%, 05/01/2028	1,000,000	1,004,012

	Principal Amount	Value (Note 2)
Series 2018-AN9038,
3.460%, 05/01/2028	$135,000	$135,625
Series 2018-AN9221,
3.660%, 05/01/2033	700,000	701,420
Series 2018-AN924,
4.210%, 05/01/2033	600,918	621,978
Series 2018-AN9976,
3.960%, 02/01/2030	470,000	483,588
Series 2018-BF0238,
4.500%, 08/01/2041	413,231	433,324
Series 2018-BL0212,
3.820%, 07/01/2027	44,099	43,606
Series 2018-BL0907,
3.880%, 12/01/2028	450,000	462,837
Series 2019-BI2928,
3.410%, 07/01/2027	823,448	823,562
Series 2019-BL1188,
3.480%, 02/01/2026	199,442	198,383
Series 2019-BL1300,
4.200%, 01/01/2029	1,375,000	1,420,640
Series 2019-BL1451,
3.760%, 02/01/2029	685,000	696,998
Series 2019-BL1567,
3.590%, 02/01/2029	1,775,000	1,795,152
Series 2019-BL1596,
3.480%, 03/01/2029	166,345	167,088
Series 2019-BL2236,
3.640%, 10/01/2029	1,100,000	1,101,613
Series 2019-BL2356,
3.020%, 05/01/2026	165,000	163,170
Series 2019-BL2460,
3.400%, 05/01/2029	583,128	584,929
Series 2019-BL3182,
2.980%, 07/01/2029	252,712	243,985
Series 2019-BM6011,
3.309%, 11/01/2026(a)	97,693	97,413
Series 2019-BM6152,
3.500%, 06/01/2044	1,259,888	1,248,740
Series 2019-MA3784,
3.500%, 09/01/2049	2,997,897	2,867,157
Series 2020-BM6266,
3.500%, 04/01/2050	233,140	222,981
		63,362,042
Freddie Mac Gold Pool
Series 2006-,
6.000%, 01/01/2036	79,350	83,252
Series 2007-,
5.500%, 11/01/2037	68,542	69,825
Series 2012-,
3.500%, 08/01/2042	105,640	101,793
Series 2013-G80393,
5.000%, 08/20/2036	155,299	159,986
Series 2013-T65180,
3.000%, 11/01/2043	124,227	116,556

See Notes to Financial Statements.

80 | April 30, 2022

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
Series 2015-U49046,
4.000%, 02/01/2029	$64,737	$66,509
		597,921
Freddie Mac Pool
Series 2005-002936, Class FC,
1M US L + 0.40%,
03/15/2029(a)	23,525	23,554
Series 2017-WN2000,
2.700%, 08/01/2023	10,572,805	10,561,315
Series 2018-,
3.500%, 12/01/2045	74,805	71,880
		10,656,749
Ginnie Mae II Pool
Series 2010-4795,
4.000%, 09/20/2040	84,911	85,722
Series 2010-4849,
4.000%, 11/20/2040	103,234	104,223
Series 2010-892614,
1M US L + 2.053%,
08/20/2060(a)	427,759	441,320
Series 2011-470514,
4.000%, 09/20/2041	269,769	271,318
Series 2012-5302,
3.500%, 02/20/2042	256,175	249,579
Series 2012-5303,
4.000%, 02/20/2042	29,318	29,599
Series 2012-5328,
3.500%, 03/20/2042	366,320	356,886
Series 2012-MA0016,
3.500%, 04/20/2042	91,395	89,038
Series 2012-MA0017,
4.000%, 04/20/2042	134,152	135,434
Series 2012-MA0082,
3.500%, 05/20/2042	153,085	149,142
Series 2012-MA0148,
3.500%, 06/20/2042	95,461	92,998
Series 2012-MA0312,
3.500%, 08/20/2042	109,256	106,439
Series 2012-MA0387,
3.500%, 09/20/2042	81,748	79,639
Series 2012-MA0388,
4.000%, 09/20/2042	96,784	97,713
Series 2012-MA0456,
3.500%, 10/20/2042	99,862	97,289
Series 2012-MA0619,
3.500%, 12/20/2042	98,682	96,147
Series 2013-AD0023,
3.250%, 04/20/2033	375,029	364,481
Series 2013-MA0927,
3.500%, 04/20/2043	241,481	235,263
Series 2013-MA1149,
3.000%, 07/20/2043	14,253	13,562
Series 2016-MA3588,
3.500%, 04/20/2046	323,894	315,566
Series 2016-MA3793,
3.500%, 07/20/2046	883,042	860,362

	Principal Amount	Value (Note 2)
Series 2016-MA3865,
3.500%, 08/20/2046	$569,297	$554,668
Series 2017-BD5383,
3.500%, 12/20/2047	939,116	927,949
Series 2018-BD0560,
4.500%, 09/20/2048	262,831	271,480
Series 2018-BH0029,
4.000%, 05/20/2048	2,986,194	3,021,948
Series 2018-BI3325,
4.000%, 09/20/2048	3,278,892	3,318,150
Series 2018-BK0645,
5.500%, 10/20/2048	639,546	670,749
Series 2019-784688,
5.000%, 02/20/2049	1,799,108	1,868,668
Series 2019-BN7043,
4.500%, 09/20/2049	484,670	506,481
Series 2019-MA5864,
3.000%, 04/20/2049	40,861	38,900
Series 2019-MA5866,
4.000%, 04/20/2049	127,873	127,065
Series 2019-MA5920,
3.000%, 05/20/2049	24,708	23,522
Series 2019-MA5936,
6.500%, 05/20/2049	54,426	59,079
Series 2019-MA6330,
3.500%, 12/20/2049	185,732	179,165
Series 2020-MA6591,
4.000%, 04/20/2050	883,957	878,392
		16,717,936
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $96,840,612)		91,334,648

CORPORATE BONDS (53.45%)

0 (0.12%)
ATMOS ENERGY COR ATO 0 5/8
03/09/23
	2,000,000	1,965,747

Aerospace & Defense (2.34%)
Boeing Co.
2.20%, 02/04/2026	10,030,000	9,159,274
Teledyne Technologies, Inc.
1.60%, 04/01/2026	7,776,000	7,052,652
2.75%, 04/01/2031	5,969,000	5,171,050
TransDigm, Inc.
6.25%, 03/15/2026(e)	3,940,000	3,924,693
8.00%, 12/15/2025(e)	13,566,000	14,136,721
Total Aerospace & Defense		39,444,390
Airlines (2.03%)
Alaska Airlines 2020-1 Class A Pass
Through Trust
4.80%, 08/15/2027(e)	5,557,466	5,556,538

See Notes to Financial Statements.

81 | April 30, 2022

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
Alaska Airlines 2020-1 Class B Pass
Through Trust
8.00%, 08/15/2025(e)	$5,045,690	$5,266,130
British Airways 2020-1 Class A Pass
Through Trust
4.25%, 11/15/2032(e)	1,265,470	1,228,961
Delta Air Lines, Inc.
7.00%, 05/01/2025(e)	5,856,000	6,275,630
Southwest Airlines Co.
5.25%, 05/04/2025	7,540,000	7,803,156
United Airlines 2020-1 Class A Pass
Through Trust
Series 20-1
5.88%, 10/15/2027	7,752,835	7,927,294
Total Airlines		34,057,709

Automobiles Manufacturing (2.25%)
Ford Motor Co.
5.29%, 12/08/2046	10,713,000	9,233,427
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	6,500,000	6,248,873
4.00%, 11/13/2030	6,965,000	6,035,138
Nissan Motor Co., Ltd.
4.81%, 09/17/2030(e)	15,300,000	14,371,156
Volkswagen Group of America
Finance LLC
0.75%, 11/23/2022(e)	995,000	985,468
0.88%, 11/22/2023(e)	995,000	955,717
Total Automobiles Manufacturing		37,829,779

Banks (5.26%)
Associated Bank NA/Green Bay WI
4.25%, 01/15/2025	934,000	939,726
Bank of New Zealand
2.87%, 01/27/2032(e)	7,900,000	7,076,388
Cooperatieve Rabobank UA
3.75%, 07/21/2026	4,500,000	4,378,478
Danske Bank A/S
5.38%, 01/12/2024(e)	1,000,000	1,020,703
1Y US TI + 1.03%,
12/08/2023(a)(e)	2,000,000	1,971,847
1Y US TI + 1.35%,
09/11/2026(a)(e)	6,500,000	5,912,043
Fifth Third Bancorp
1D US SOFR + 1.355%,
04/25/2028(a)	1,989,000	1,976,422
1D US SOFR + 1.66%,
04/25/2033(a)	994,000	991,294
First Horizon Corp.
3.55%, 05/26/2023	2,500,000	2,502,932
First-Citizens Bank & Trust Co.
1D US SOFR + 3.83%,
06/19/2024(a)	16,202,000	16,300,930
FNB Corp.
2.20%, 02/24/2023	1,800,000	1,784,959

	Principal Amount	Value (Note 2)
Intesa Sanpaolo SpA
1Y US TI + 2.60%,
06/01/2032(a)(e)	$1,800,000	$1,492,559
1Y US TI + 2.75%,
06/01/2042(a)(e)	1,800,000	1,410,262
PNC Financial Services Group, Inc.
Series O
3M US L + 3.678%(a)(f)	19,162,000	19,100,271
Series T
5Y US TI + 2.595%(a)(f)	4,533,000	3,909,713
UniCredit SpA
1Y US TI + 1.20%,
06/03/2027(a)(e)	14,303,000	12,614,213
Wells Fargo & Co.
1D US SOFR + 2.13%,
04/25/2053(a)	4,972,000	4,904,498
Total Banks		88,287,238

Cable & Satellite (1.20%)
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.25%, 01/15/2034(e)	6,569,000	5,233,555
4.50%, 06/01/2033(e)	5,978,000	4,901,960
Charter Communications Operating
LLC / Charter Communications
Operating Capital
3.85%, 04/01/2061	14,627,000	9,991,345
Total Cable & Satellite		20,126,860

Casinos & Gaming (1.22%)
MGM Resorts International
5.50%, 04/15/2027	3,985,000	3,886,391
6.75%, 05/01/2025	9,270,000	9,501,101
Penn National Gaming, Inc.
5.63%, 01/15/2027(e)	7,595,000	7,243,732
Total Casinos & Gaming		20,631,224

Chemicals (0.18%)
Avient Corp.
5.75%, 05/15/2025(e)	3,004,000	3,037,765

Commercial Finance (2.52%)
AerCap Holdings NV
5Y US TI + 4.535%,
10/10/2079(a)	4,960,000	4,657,242
AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
6.50%, 07/15/2025	17,268,000	17,923,781
Air Lease Corp.
Series C
5Y US TI + 3.149%(a)(f)	4,960,000	4,225,264
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027(e)	2,830,000	2,438,075
4.25%, 04/15/2026(e)	3,100,000	2,976,313
Park Aerospace Holdings, Ltd.
4.50%, 03/15/2023(e)	10,304,000	10,337,724
Total Commercial Finance		42,558,399

See Notes to Financial Statements.

82 | April 30, 2022

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
Consumer Finance (2.52%)
Ally Financial, Inc.
1.45%, 10/02/2023	$990,000	$962,806
Series C
7Y US TI + 3.481%(a)(f)	2,982,000	2,574,390
American Express Co.
5Y US TI + 2.854%(a)(f)	4,674,000	4,037,635
Discover Financial Services
Series D
5Y US TI + 5.78%(a)(f)	5,000,000	5,100,000
OneMain Finance Corp.
5.38%, 11/15/2029	3,500,000	3,147,410
8.88%, 06/01/2025	20,684,000	21,720,787
Synchrony Financial
3.70%, 08/04/2026	3,192,000	3,056,892
4.25%, 08/15/2024	1,700,000	1,699,972
Total Consumer Finance		42,299,892

Consumer Products (0.35%)
GSK Consumer Healthcare Capital
UK PLC
3.13%, 03/24/2025(e)	2,983,000	2,927,894
GSK Consumer Healthcare Capital
US LLC
3.38%, 03/24/2027(e)	2,983,000	2,887,992
Total Consumer Products		5,815,886

Department Stores (0.33%)
Nordstrom, Inc.
4.25%, 08/01/2031	6,582,000	5,591,582

Diversified Banks (3.93%)
Bank of America Corp.
1D US SOFR + 1.37%,
10/24/2031(a)	17,418,000	14,183,796
5Y US TI + 1.20%,
09/21/2036(a)	20,161,000	16,162,114
Citigroup, Inc.
4.30%, 11/20/2026	12,407,000	12,392,243
JPMorgan Chase & Co.
1D US SOFR + 1.25%,
04/22/2032(a)	7,140,000	6,122,682
1D US SOFR + 1.26%,
01/25/2033(a)	6,956,000	6,128,425
1D US SOFR + 1.56%,
04/26/2028(a)	4,972,000	4,955,528
1D US SOFR + 1.80%,
04/26/2033(a)	3,977,000	3,998,727
3M US SOFR + 1.105%,
11/19/2031(a)	2,984,000	2,417,954
Total Diversified Banks		66,361,469

Electrical Equipment Manufacturing (0.20%)
Trimble, Inc.
4.75%, 12/01/2024	3,254,000	3,309,799

	Principal Amount	Value (Note 2)
Entertainment Content (1.06%)
Magallanes, Inc.
3.76%, 03/15/2027(e)	$2,541,000	$2,460,601
3.79%, 03/15/2025(e)	6,962,000	6,868,858
4.28%, 03/15/2032(e)	5,177,000	4,811,991
5.14%, 03/15/2052(e)	4,236,000	3,784,331
Total Entertainment Content		17,925,781

Entertainment Resources (0.27%)
Cedar Fair LP / Canada's
Wonderland Co. / Magnum
Management Corp. /
Millennium Op
5.50%, 05/01/2025(e)	4,484,000	4,512,047

Exploration & Production (1.19%)
Diamondback Energy, Inc.
4.40%, 03/24/2051	2,990,000	2,690,063
Hilcorp Energy I LP / Hilcorp
Finance Co.
6.00%, 04/15/2030(e)	1,682,000	1,671,580
6.25%, 11/01/2028(e)	5,537,000	5,523,213
6.25%, 04/15/2032(e)	1,682,000	1,642,053
Murphy Oil Corp.
6.88%, 08/15/2024	4,910,000	4,922,398
Range Resources Corp.
5.00%, 03/15/2023	3,557,000	3,570,623
Total Exploration & Production		20,019,930

Financial Services (4.68%)
Bank of New York Mellon Corp.
3.85%, 04/26/2029	4,972,000	4,923,428
Carlyle Finance Subsidiary LLC
3.50%, 09/19/2029(e)	2,000,000	1,886,612
Credit Suisse Group AG
1D US SOFR + 1.73%,
05/14/2032(a)(e)	12,825,000	10,736,590
1D US SOFR + 2.044%,
06/05/2026(a)(e)	3,000,000	2,771,894
5Y US TI + 4.82%(a)(e)(f)	10,875,000	10,264,804
Goldman Sachs Group, Inc.
1D US SOFR + 0.50%,
09/10/2024(a)	3,976,000	3,927,798
1D US SOFR + 0.913%,
10/21/2027(a)	2,976,000	2,676,057
1D US SOFR + 1.114%,
02/24/2028(a)	7,952,000	7,317,034
1D US SOFR + 1.41%,
02/24/2033(a)	2,982,000	2,608,943
Series DMTN
1D US SOFR + 1.248%,
07/21/2032(a)	2,978,000	2,463,844

See Notes to Financial Statements.

83 | April 30, 2022

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
Morgan Stanley
1D US SOFR + 1.00%,
01/21/2028(a)	$4,970,000	$4,580,143
1D US SOFR + 1.36%,
09/16/2036(a)	12,446,000	9,969,449
1D US SOFR + 2.62%,
04/20/2037(a)	1,989,000	1,991,162
Nasdaq, Inc.
0.45%, 12/21/2022	2,990,000	2,949,263
Raymond James Financial, Inc.
4.65%, 04/01/2030	9,000,000	9,117,825
UBS Group AG
1Y US TI + 0.83%,
07/30/2024(a)(e)	1,000,000	971,206
Total Financial Services		79,156,052

Food & Beverage (0.59%)
JDE Peet's NV
0.80%, 09/24/2024(e)	1,984,000	1,854,152
Kraft Heinz Foods Co.
3.88%, 05/15/2027	4,255,000	4,166,697
4.25%, 03/01/2031	4,226,000	4,100,365
Total Food & Beverage		10,121,214

Hardware (0.35%)
Dell, Inc.
5.40%, 09/10/2040	6,438,000	5,940,858

Health Care Facilities & Services (1.10%)
HCA, Inc.
2.38%, 07/15/2031	11,927,000	9,824,247
3.50%, 07/15/2051	3,500,000	2,601,480
5.38%, 02/01/2025	3,000,000	3,090,000
5.63%, 09/01/2028	3,000,000	3,104,535
Total Health Care Facilities & Services		18,620,262

Homebuilders (0.46%)
Shea Homes LP / Shea Homes
Funding Corp.
4.75%, 04/01/2029(e)	3,500,000	3,033,244
Tri Pointe Homes, Inc.
5.70%, 06/15/2028	5,000,000	4,800,600
Total Homebuilders		7,833,844

Industrial Other (0.11%)
Quanta Services, Inc.
0.95%, 10/01/2024	1,984,000	1,861,273

Managed Care (0.25%)
Humana, Inc.
0.65%, 08/03/2023	4,265,000	4,141,056

Medical Equipment & Devices Manufacturing (0.36%)
PerkinElmer, Inc.
0.55%, 09/15/2023	3,347,000	3,241,792
0.85%, 09/15/2024	2,977,000	2,792,036
Total Medical Equipment & Devices
Manufacturing		6,033,828

	Principal Amount	Value (Note 2)
Metals & Mining (0.60%)
Steel Dynamics, Inc.
5.00%, 12/15/2026	$9,805,000	$10,035,746

Pharmaceuticals (3.66%)
Bausch Health Cos., Inc.
6.13%, 04/15/2025(e)	36,259,000	36,388,264
Organon & Co. / Organon Foreign
Debt Co-Issuer BV
4.13%, 04/30/2028(e)	9,180,000	8,550,252
Viatris, Inc.
1.13%, 06/22/2022	16,829,000	16,808,090
Total Pharmaceuticals		61,746,606

Pipeline (4.77%)
Buckeye Partners LP
4.13%, 12/01/2027	2,040,000	1,884,470
4.15%, 07/01/2023	3,800,000	3,776,630
4.50%, 03/01/2028(e)	8,958,000	8,187,075
5.60%, 10/15/2044	2,828,000	2,277,403
Cheniere Energy Partners LP
3.25%, 01/31/2032(e)	3,000,000	2,569,740
Energy Transfer LP
Series B
3M US L + 4.16%(a)(f)	2,506,000	2,177,088
Series F
5Y US TI + 5.134%(a)(f)	2,985,000	2,880,525
3.45%, 01/15/2023	2,027,000	2,031,580
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(e)	12,936,000	11,372,685
4.32%, 12/30/2039(e)	9,061,000	7,592,329
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024(e)	4,975,000	4,949,008
4.63%, 04/01/2029(e)	6,974,000	6,775,511
Targa Resources Partners LP / Targa
Resources Partners Finance
Corp.
6.50%, 07/15/2027	11,783,000	12,152,396
6.88%, 01/15/2029	8,740,000	9,227,605
Western Midstream Operating LP
3M US L + 1.85%,
01/13/2023(a)	2,630,000	2,590,817
Total Pipeline		80,444,862

Power Generation (1.40%)
Alexander Funding Trust
1.84%, 11/15/2023(e)	6,118,000	5,875,067
NRG Energy, Inc.
2.00%, 12/02/2025(e)	4,530,000	4,213,597
2.45%, 12/02/2027(e)	5,455,000	4,840,787
Vistra Operations Co. LLC
5.50%, 09/01/2026(e)	8,626,000	8,604,435
Total Power Generation		23,533,886

See Notes to Financial Statements.

84 | April 30, 2022

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
Property & Casualty Insurance (0.12%)
Fairfax US, Inc.
4.88%, 08/13/2024(e)	$2,000,000	$2,032,241

Publishing & Broadcasting (0.58%)
Nexstar Media, Inc.
4.75%, 11/01/2028(e)	8,000,000	7,270,680
Scripps Escrow II, Inc.
3.88%, 01/15/2029(e)	2,888,000	2,570,797
Total Publishing & Broadcasting		9,841,477

Real Estate (0.96%)
Cushman & Wakefield US Borrower
LLC
6.75%, 05/15/2028(e)	2,000,000	2,042,250
Howard Hughes Corp.
4.13%, 02/01/2029(e)	3,623,000	3,267,107
4.38%, 02/01/2031(e)	2,267,000	2,019,795
MGM Growth Properties Operating
Partnership LP / MGP Finance
Co.-Issuer, Inc.
4.63%, 06/15/2025(e)	5,500,000	5,495,463
VICI Properties LP
4.75%, 02/15/2028	1,492,000	1,488,270
5.63%, 05/15/2052	1,989,000	1,984,604
Total Real Estate		16,297,489

Refining & Marketing (0.72%)
HF Sinclair Corp.
4.50%, 10/01/2030(e)	9,494,000	8,853,501
5.88%, 04/01/2026(e)	3,177,000	3,265,761
Total Refining & Marketing		12,119,262

Retail - Consumer Discretionary (0.20%)
Dick's Sporting Goods, Inc.
4.10%, 01/15/2052	4,672,000	3,423,651

Semiconductors (0.49%)
Microchip Technology, Inc.
0.97%, 02/15/2024	3,985,000	3,800,734
Renesas Electronics Corp.
2.17%, 11/25/2026(e)	5,000,000	4,515,404
Total Semiconductors		8,316,138

Software & Services (0.95%)
CoStar Group, Inc.
2.80%, 07/15/2030(e)	10,000,000	8,724,606
Nielsen Finance LLC / Nielsen
Finance Co.
4.50%, 07/15/2029(e)	1,988,000	1,881,712
4.75%, 07/15/2031(e)	3,976,000	3,763,979
Roper Technologies, Inc.
0.45%, 08/15/2022	1,635,000	1,626,722
Total Software & Services		15,997,019

	Principal Amount	Value (Note 2)
Supermarkets & Pharmacies (0.33%)
Albertsons Cos. Inc / Safeway, Inc. /
New Albertsons LP /
Albertsons LLC
4.63%, 01/15/2027(e)	$2,990,000	$2,803,813
Kroger Co.
2.65%, 10/15/2026	2,860,000	2,714,899
Total Supermarkets & Pharmacies		5,518,712

Transportation & Logistics (0.38%)
FedEx Corp. 2020-1 Class AA Pass
Through Trust
1.88%, 02/20/2034	7,271,868	6,437,088

Utilities (2.55%)
Atmos Energy Corp.
3M US L + 0.38%,
03/09/2023(a)	1,993,000	1,994,030
Dominion Energy, Inc.
3.07%, 08/15/2024(d)	1,500,000	1,481,564
Edison International
Series A
5Y US TI + 4.70%(a)(f)	1,793,000	1,658,220
Exelon Corp.
3.50%, 06/01/2022	2,673,000	2,673,000
ONE Gas, Inc.
0.85%, 03/11/2023	6,975,000	6,856,487
1.10%, 03/11/2024	11,130,000	10,647,219
Pacific Gas and Electric Co.
1.37%, 03/10/2023	5,435,000	5,357,687
1.75%, 06/16/2022	2,874,000	2,872,245
3.25%, 02/16/2024	2,984,000	2,945,821
Sempra Energy
5Y US TI + 2.868%,
04/01/2052(a)	4,268,000	3,758,691
Southern California Edison Co.
1.10%, 04/01/2024	2,899,000	2,783,198
Total Utilities		43,028,162

Waste & Environment Services & Equipment (0.39%)
GFL Environmental, Inc.
5.13%, 12/15/2026(e)	6,644,000	6,538,626

Wireless Telecommunications Services (0.42%)
Sprint Corp.
7.88%, 09/15/2023	6,792,000	7,140,395

Wireline Telecommunications Services (0.06%)
NTT Finance Corp.
0.37%, 03/03/2023(e)	996,000	977,185

TOTAL CORPORATE BONDS
(Cost $968,370,209)		900,912,429

GOVERNMENT BONDS (30.79%)

See Notes to Financial Statements.

85 | April 30, 2022

ALPS | Smith Total Return Bond Fund
Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
U.S. Treasury Bonds (30.79%)
United States Treasury Bonds
1.38%, 11/15/2031	$23,123,000	$20,194,689
1.88%, 02/15/2032	58,281,000	53,226,945
1.88%, 11/15/2051	24,849,000	19,496,758
2.00%, 11/15/2041	29,730,000	24,615,511
2.25%, 02/15/2052	66,752,000	57,333,710
2.38%, 02/15/2042	76,418,000	67,546,348
United States Treasury Inflation
Indexed Bonds
0.13%, 02/15/2052	18,089,196	16,782,872
United States Treasury Notes
0.75%, 08/31/2026	51,299,000	46,724,171
1.13%, 01/15/2025	36,675,000	35,010,299
1.25%, 12/31/2026	45,295,000	41,952,725
1.25%, 09/30/2028	5,910,000	5,317,846
1.50%, 02/29/2024	13,398,000	13,120,096
1.50%, 01/31/2027	46,625,000	43,645,371
2.25%, 03/31/2024	57,621,000	57,139,324
2.50%, 03/31/2027	17,331,000	16,985,057
Total U.S. Treasury Bonds		519,091,722

TOTAL GOVERNMENT BONDS
(Cost $548,073,383)		519,091,722

	Shares	Value (Note 2)
PREFERRED STOCK (1.36%)
Communications (0.44%)
Wireless Telecommunications Services (0.44%)
AT&T, Inc.	296,187	7,342,476

Total Communications		7,342,476

Consumer Discretionary (0.48%)
Retail - Consumer Discretionary (0.48%)
Qurate Retail, Inc.	100,900	8,221,332

Total Consumer Discretionary		8,221,332

Financials (0.44%)
Banks (0.44%)
Bank of Hawaii, Series A(g)	322,305	6,407,423
First Republic Bank(f)	57,567	1,007,423
		7,414,846

Total Financials		7,414,846

TOTAL PREFERRED STOCK
(Cost $26,861,736)		22,978,654

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (0.03%)

Money Market Fund (0.03%)
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	0.03%	585,712	$585,712

TOTAL SHORT TERM INVESTMENTS
(Cost $585,712)			585,712

Value (Note 2)
TOTAL INVESTMENTS (99.34%)
(Cost $1,790,472,333)	$1,674,579,938

Other Assets In Excess Of Liabilities (0.66%)	11,107,724

NET ASSETS (100.00%)	$1,685,687,662

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

TI – Treasury Index

SOFR - Secured Overnight Financing Rate

Reference Rates:

1M US L - 1 Month LIBOR as of April 30, 2022 was 0.80%

3M US L - 3 Month LIBOR as of April 30, 2022 was 1.33%

7Y US TI - 7 Year US Treasury Index as of April 30, 2022 was 1.44%

1D US SOFR - 1 Day SOFR as of April 30, 2022 was 0.05%

1Y US TI - 1 Year US Treasury Bill as of April 30, 2022 was 1.01%

5Y US TI - 5 Year US Treasury Index as of April 30, 2022 was 2.92%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of April 30, 2022 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Issued with zero coupon.
(c)	Interest only security.
(d)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of April 30, 2022.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2022, the aggregate market value of those securities was 364,918,885, representing 21.65% of net assets.
(f)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(g)	Non-Income Producing Security.

See Notes to Financial Statements.

86 | April 30, 2022

ALPS | Smith Credit Opportunities Fund
Statement of Investments	April 30, 2022 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (2.07%)

Energy (1.28%)
Oil & Gas (1.28%)
Cheniere Energy Partners LP	16,500	$887,040
Energy Transfer LP	158,190	1,752,745
Western Midstream Partners LP	35,200	851,488
		3,491,273

Total Energy		3,491,273

Financials (0.48%)
Financial Services (0.48%)
OneMain Holdings, Inc.	28,550	1,311,302

Total Financials		1,311,302

Real Estate (0.31%)
Real Estate (0.31%)
VICI Properties, Inc.	28,080	837,065

Total Real Estate		837,065

TOTAL COMMON STOCKS
(Cost $5,384,076)		5,639,640

	Principal Amount	Value (Note 2)
BANK LOAN (0.36%)

Publishing & Broadcasting (0.36%)
Nexstar Media, Inc.
09/19/2026(a)	1,000,000	992,580

TOTAL BANK LOAN
(Cost $1,000,000)		992,580

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (0.30%)

Fannie Mae
Series 2002-71, Class AP,
5.000%, 11/25/2032	$17,030	$17,526

Freddie Mac
Series 2002-2455, Class GK,
6.500%, 05/15/2032	18,787	20,013
Series 2002-2505, Class D,
5.500%, 09/15/2032	41,910	44,690
Series 2005-2990, Class GO,
–%, 02/15/2035	40,381	35,095

	Principal Amount	Value (Note 2)
Series 2010-3753, Class PG,
2.500%, 09/15/2039	$7,999	$8,002
Series 2011-3907, Class KG,
2.500%, 04/15/2040	17,735	17,749
Series 2013-4285, Class JC,
3.000%, 12/15/2041	13,437	13,477
		139,026
Ginnie Mae
Series 2009-93, Class HG,
4.000%, 09/16/2039	20,752	20,922
Series 2010-116, Class GW,
3.000%, 12/20/2039	16,186	16,192
Series 2011-H05, Class FB,
1M US L + 0.50%,
12/20/2060(a)	32,486	32,373
Series 2011-H14, Class FC,
1M US L + 0.50%,
05/20/2061(a)	65,258	65,042
Series 2012-H20, Class BA,
1M US L + 0.56%,
09/20/2062(a)	44,417	44,326
Series 2012-H29, Class SA,
1M US L + 0.515%,
10/20/2062(a)	56,011	55,818
Series 2013-H07, Class GA,
1M US L + 0.47%,
03/20/2063(a)	38,718	38,579
Series 2013-H10, Class FA,
1M US L + 0.40%,
03/20/2063(a)	22,848	22,735
Series 2013-H22, Class FT,
1Y US TI + 0.65%,
04/20/2063(a)	31,177	31,072
Series 2013-H23, Class FA,
1M US L + 1.30%,
09/20/2063(a)	37,619	37,836
Series 2014-H03, Class FA,
1M US L + 0.60%,
01/20/2064(a)	23,977	23,940
Series 2015-H29, Class FL,
1M US L + 0.60%,
11/20/2065(a)	65,194	65,102
Series 2016-H09, Class FA,
1M US L + 0.65%,
03/20/2066(a)	49,882	49,878
Series 2018-H07, Class FE,
1M US L + 0.35%,
02/20/2068(a)	82,662	82,224
Series 2020-H09, Class NF,
1M US L + 1.25%,
04/20/2070(a)	69,380	70,584
		656,623
TOTAL COLLATERALIZED MORTGAGE
OBLIGATIONS
(Cost $803,603)		813,175

See Notes to Financial Statements.

87 | April 30, 2022

ALPS | Smith Credit Opportunities Fund
Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (0.76%)

Fannie Mae Pool
Series 1998-,
6.500%, 08/01/2028	$38,907	$41,376
7.500%, 08/01/2028	27,764	28,013
8.500%, 06/01/2027	24,116	24,428
Series 1999-,
6.000%, 04/01/2029	40,532	42,811
8.000%, 04/01/2029	27,435	27,671
Series 2001-,
7.000%, 06/01/2031	29,494	30,077
Series 2002-,
6.000%, 12/01/2032	43,894	46,164
Series 2003-,
4.500%, 09/01/2028	52,277	52,910
4.750%, 09/01/2033	44,365	45,578
5.500%, 10/01/2033	32,064	32,721
5.500%, 12/01/2033	41,016	42,875
Series 2005-,
4.500%, 05/01/2035	20,890	20,819
Series 2006-,
4.500%, 01/01/2036	31,297	31,673
Series 2007-,
5.500%, 07/01/2037	21,321	22,079
6.000%, 07/01/2037	39,395	40,865
6.000%, 09/01/2037	43,916	46,397
6.500%, 11/01/2037	46,554	49,498
Series 2008-,
5.000%, 06/01/2037	41,885	43,020
5.500%, 04/01/2038	23,586	24,833
5.500%, 08/01/2038	29,900	30,914
6.500%, 07/01/2038	47,795	50,816
Series 2009-,
5.000%, 04/01/2039	54,639	55,975
Series 2010-,
4.000%, 05/01/2040	7,075	6,891
5.500%, 02/01/2038	53,108	55,862
Series 2015-,
5.000%, 07/01/2044	24,005	25,435
Series 2016-,
3.500%, 06/01/2046	43,058	41,365
		961,066
Freddie Mac Gold Pool
Series 2004-,
5.500%, 01/01/2034	30,610	31,331
Series 2006-,
4.500%, 01/01/2036	12,364	12,630
5.500%, 12/01/2034	32,586	33,938
5.500%, 08/01/2036	20,611	20,766
6.000%, 05/01/2036	59,073	62,486
Series 2007-,
5.500%, 10/01/2037	10,525	10,983
Series 2008-,
4.500%, 05/01/2038	62,845	63,657
6.000%, 08/01/2038	38,376	42,312

	Principal Amount	Value (Note 2)
Series 2010-,
6.000%, 04/01/2040	$54,899	$58,325
Series 2014-,
3.500%, 10/01/2044	43,010	41,337
Series 2015-,
4.000%, 03/01/2044	38,606	39,391
		417,156
Freddie Mac Pool
Series 2018-,
4.500%, 01/01/2036	79,193	81,638
		81,638
Ginnie Mae I Pool
Series 2003-,
5.500%, 10/15/2033	67,581	73,634
Series 2010-,
5.000%, 05/15/2040	42,490	44,373
		118,007
Ginnie Mae II Pool
Series 2009-,
6.000%, 11/20/2039	35,993	39,202
Series 2011-,
4.000%, 02/20/2041	36,469	36,819
4.000%, 05/20/2041	36,399	36,749
4.000%, 10/20/2041	15,999	16,152
Series 2012-,
3.500%, 05/20/2042	81,175	81,133
Series 2013-,
5.500%, 11/20/2035	101,043	108,135
Series 2014-,
3.750%, 04/20/2044	80,375	81,130
4.000%, 05/20/2044	70,347	70,635
Series 2016-,
3.500%, 09/20/2046	17,237	16,421
		486,376
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $2,150,992)		2,064,243

	Principal Amount	Value (Note 2)
CORPORATE BONDS (83.47%)

Advertising & Marketing (1.07%)
Outfront Media Capital LLC /
Outfront Media Capital Corp.
5.00%, 08/15/2027(b)	3,052,000	2,907,030

Aerospace & Defense (3.35%)
Boeing Co.
2.20%, 02/04/2026	3,850,000	3,515,773
TransDigm, Inc.
6.25%, 03/15/2026(b)	1,271,000	1,266,062
8.00%, 12/15/2025(b)	4,185,000	4,361,063
Total Aerospace & Defense		9,142,898

See Notes to Financial Statements.

88 | April 30, 2022

ALPS | Smith Credit Opportunities Fund
Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
Airlines (3.35%)
Alaska Airlines 2020-1 Class A Pass
Through Trust
4.80%, 08/15/2027(b)	$661,813	$661,703
Alaska Airlines 2020-1 Class B Pass
Through Trust
8.00%, 08/15/2025(b)	1,917,940	2,001,732
British Airways 2020-1 Class A Pass
Through Trust
4.25%, 11/15/2032(b)	1,395,972	1,355,697
Delta Air Lines, Inc.
7.00%, 05/01/2025(b)	2,500,000	2,679,146
United Airlines 2020-1 Class A Pass
Through Trust
Series 20-1
5.88%, 10/15/2027	2,371,157	2,424,514
Total Airlines		9,122,792

Automobiles Manufacturing (2.09%)
Ford Motor Co.
5.29%, 12/08/2046	2,375,000	2,046,989
Ford Motor Credit Co. LLC
3.81%, 01/09/2024	250,000	245,951
Nissan Motor Co., Ltd.
4.35%, 09/17/2027(b)	1,400,000	1,335,970
4.81%, 09/17/2030(b)	2,200,000	2,066,441
Total Automobiles Manufacturing		5,695,351

Banks (5.07%)
Intesa Sanpaolo SpA
1Y US TI + 2.60%,
06/01/2032(a)(b)	2,600,000	2,155,919
PNC Financial Services Group, Inc.
Series O
3M US L + 3.678%(a)(c)	3,802,000	3,789,752
Series T
5Y US TI + 2.595%(a)(c)	1,566,000	1,350,675
Synovus Bank/Columbus GA
5Y US TI + 3.63%,
10/29/2030(a)	1,774,000	1,754,154
UniCredit SpA
7.83%, 12/04/2023(b)	750,000	788,660
1Y US TI + 1.20%,
06/03/2027(a)(b)	1,589,000	1,401,383
5Y US TI + 4.75%,
06/30/2035(a)(b)	2,850,000	2,574,688
Total Banks		13,815,231

Cable & Satellite (1.49%)
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.25%, 02/01/2031(b)	1,000,000	844,700
4.25%, 01/15/2034(b)	2,600,000	2,071,433
Charter Communications Operating
LLC / Charter Communications
Operating Capital
3.85%, 04/01/2061	1,689,000	1,153,714
Total Cable & Satellite		4,069,847

	Principal Amount	Value (Note 2)
Casinos & Gaming (2.58%)
Boyd Gaming Corp.
8.63%, 06/01/2025(b)	$288,000	$300,599
International Game Technology PLC
4.13%, 04/15/2026(b)	1,000,000	944,100
MGM Resorts International
4.75%, 10/15/2028	2,150,000	1,977,785
6.75%, 05/01/2025	233,000	238,809
Penn National Gaming, Inc.
5.63%, 01/15/2027(b)	1,574,000	1,501,203
Station Casinos LLC
4.50%, 02/15/2028(b)	2,266,000	2,060,020
Total Casinos & Gaming		7,022,516

Chemicals (0.02%)
Avient Corp.
5.75%, 05/15/2025(b)	57,000	57,641

Commercial Finance (5.61%)
AerCap Holdings NV
5Y US TI + 4.535%,
10/10/2079(a)	3,999,000	3,754,901
AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
4.50%, 09/15/2023	800,000	802,056
Air Lease Corp.
Series C
5Y US TI + 3.149%(a)(c)	3,000,000	2,555,603
Antares Holdings LP
2.75%, 01/15/2027(b)	500,000	428,753
3.95%, 07/15/2026(b)	2,500,000	2,297,380
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027(b)	1,500,000	1,292,266
2.75%, 02/21/2028(b)	1,625,000	1,400,382
VistaJet Malta Finance PLC / XO
Management Holding, Inc.
6.38%, 02/01/2030(b)	1,000,000	873,840
7.88%, 05/01/2027(b)	2,000,000	1,884,920
Total Commercial Finance		15,290,101

Consumer Finance (4.41%)
American Express Co.
5Y US TI + 2.854%(a)(c)	1,500,000	1,295,775
Apollo Commercial Real Estate
Finance, Inc.
4.63%, 06/15/2029(b)	1,500,000	1,306,935
Ladder Capital Finance Holdings
LLLP / Ladder Capital Finance
Corp.
4.75%, 06/15/2029(b)	1,400,000	1,258,390
LD Holdings Group LLC
6.50%, 11/01/2025(b)	3,875,000	3,214,196
OneMain Finance Corp.
8.88%, 06/01/2025	4,660,000	4,893,582
Total Consumer Finance		11,968,878

See Notes to Financial Statements.

89 | April 30, 2022

ALPS | Smith Credit Opportunities Fund
Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
Consumer Services (2.96%)
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl
4.63%, 06/01/2028(b)	$3,600,000	$3,185,777
GXO Logistics, Inc.
1.65%, 07/15/2026(b)	3,000,000	2,657,701
WASH Multifamily Acquisition, Inc.
5.75%, 04/15/2026(b)	2,250,000	2,190,994
Total Consumer Services		8,034,472

Containers & Packaging (1.69%)
Canpack SA / Canpack US LLC
3.88%, 11/15/2029(b)	3,800,000	3,268,398
OI European Group BV
4.75%, 02/15/2030(b)	1,500,000	1,321,958
Total Containers & Packaging		4,590,356

Department Stores (1.06%)
NMG Holding Co. Inc / Neiman
Marcus Group LLC
7.13%, 04/01/2026(b)	2,900,000	2,882,469

Entertainment Content (0.73%)
Magallanes, Inc.
3.76%, 03/15/2027(b)	445,000	430,920
4.28%, 03/15/2032(b)	952,000	884,878
5.14%, 03/15/2052(b)	741,000	661,990
Total Entertainment Content		1,977,788

Entertainment Resources (0.55%)
Cedar Fair LP / Canada's
Wonderland Co. / Magnum
Management Corp. /
Millennium Op
5.50%, 05/01/2025(b)	1,503,000	1,512,400

Exploration & Production (2.32%)
Hilcorp Energy I LP / Hilcorp Finance Co.
5.75%, 02/01/2029(b)	3,050,000	2,992,874
6.00%, 04/15/2030(b)	308,000	306,092
6.25%, 11/01/2028(b)	806,000	803,993
6.25%, 04/15/2032(b)	308,000	300,685
Murphy Oil Corp.
6.88%, 08/15/2024	400,000	401,010
Range Resources Corp.
8.25%, 01/15/2029	1,400,000	1,502,515
Total Exploration & Production		6,307,169

Financial Services (5.65%)
Coinbase Global, Inc.
3.63%, 10/01/2031(b)	1,700,000	1,259,046
Compass Group Diversified Holdings LLC
5.00%, 01/15/2032(b)	1,500,000	1,277,168

	Principal Amount	Value (Note 2)
Credit Suisse Group AG
1D US SOFR + 2.044%,
06/05/2026(a)(b)	$2,429,000	$2,244,310
5Y US TI + 4.82%(a)(b)(c)	2,500,000	2,359,725
Golub Capital BDC, Inc.
2.50%, 08/24/2026	3,750,000	3,346,658
3.38%, 04/15/2024	950,000	932,964
Morgan Stanley
1D US SOFR + 1.16%,
04/17/2025(a)	1,500,000	1,493,397
OWL Rock Core Income Corp.
3.13%, 09/23/2026(b)	2,785,000	2,481,595
Total Financial Services		15,394,863

Forest & Paper Products Manufacturing (1.42%)
Resolute Forest Products, Inc.
4.88%, 03/01/2026(b)	4,050,000	3,868,236

Funds & Trusts (1.03%)
Blackstone Private Credit Fund
1.75%, 09/15/2024(b)	3,000,000	2,806,838

Homebuilders (3.38%)
Forestar Group, Inc.
3.85%, 05/15/2026(b)	4,103,000	3,700,249
Shea Homes LP / Shea Homes Funding Corp.
4.75%, 02/15/2028(b)	125,000	112,043
4.75%, 04/01/2029(b)	2,875,000	2,491,593
Tri Pointe Homes, Inc.
5.70%, 06/15/2028	3,000,000	2,880,360
Total Homebuilders		9,184,245

Industrial Other (0.76%)
Dycom Industries, Inc.
4.50%, 04/15/2029(b)	2,250,000	2,055,859

Internet Media (0.39%)
Uber Technologies, Inc.
8.00%, 11/01/2026(b)	1,000,000	1,048,515

Leisure Products Manufacturing (0.76%)
Vista Outdoor, Inc.
4.50%, 03/15/2029(b)	2,315,000	2,074,900

Metals & Mining (1.15%)
SunCoke Energy, Inc.
4.88%, 06/30/2029(b)	3,000,000	2,693,490
TMS International Corp.
6.25%, 04/15/2029(b)	500,000	435,588
Total Metals & Mining		3,129,078

Pharmaceuticals (3.68%)
Bausch Health Cos., Inc.
6.13%, 04/15/2025(b)	8,144,000	8,173,034

See Notes to Financial Statements.

90 | April 30, 2022

ALPS | Smith Credit Opportunities Fund
Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
Organon & Co. / Organon Foreign
Debt Co-Issuer BV
5.13%, 04/30/2031(b)	$2,030,000	$1,837,444
Total Pharmaceuticals		10,010,478

Pipeline (6.42%)
Buckeye Partners LP
4.13%, 12/01/2027	336,000	310,383
4.50%, 03/01/2028(b)	3,448,000	3,151,266
5.60%, 10/15/2044	1,660,000	1,336,806
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(b)	3,071,000	2,699,870
4.32%, 12/30/2039(b)	1,733,000	1,452,103
Genesis Energy LP / Genesis Energy
Finance Corp.
8.00%, 01/15/2027	2,950,000	2,897,180
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024(b)	1,875,000	1,865,204
4.63%, 04/01/2029(b)	934,000	907,417
Targa Resources Partners LP / Targa
Resources Partners Finance
Corp.
6.50%, 07/15/2027	755,000	778,669
6.88%, 01/15/2029	1,014,000	1,070,571
Western Midstream Operating LP
3M US L + 1.85%,
01/13/2023(a)	1,036,000	1,020,565
Total Pipeline		17,490,034

Power Generation (0.97%)
Alexander Funding Trust
1.84%, 11/15/2023(b)	1,374,000	1,319,441
Vistra Operations Co. LLC
5.50%, 09/01/2026(b)	1,325,000	1,321,688
Total Power Generation		2,641,129

Publishing & Broadcasting (4.52%)
Gray Escrow II, Inc.
5.38%, 11/15/2031(b)	3,000,000	2,589,765
Gray Television, Inc.
4.75%, 10/15/2030(b)	2,000,000	1,742,470
Nexstar Media, Inc.
4.75%, 11/01/2028(b)	1,450,000	1,317,811
5.63%, 07/15/2027(b)	2,000,000	1,948,400
Scripps Escrow II, Inc.
5.38%, 01/15/2031(b)	5,300,000	4,723,969
Total Publishing & Broadcasting		12,322,415

Real Estate (5.16%)
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028(b)	2,975,000	3,037,847
GLP Capital LP / GLP Financing II, Inc.
5.30%, 01/15/2029	2,600,000	2,604,290
Howard Hughes Corp.
4.13%, 02/01/2029(b)	1,392,000	1,255,262
4.38%, 02/01/2031(b)	893,000	795,623

	Principal Amount	Value (Note 2)
Kennedy-Wilson, Inc.
4.75%, 02/01/2030	$3,184,000	$2,877,731
MGM Growth Properties Operating
Partnership LP / MGP Finance
Co.-Issuer, Inc.
4.63%, 06/15/2025(b)	200,000	199,835
Realogy Group LLC / Realogy Co.-
Issuer Corp.
5.75%, 01/15/2029(b)	3,900,000	3,276,565
Total Real Estate		14,047,153

Retail - Consumer Discretionary (1.23%)
Hertz Corp.
5.00%, 12/01/2029(b)	1,750,000	1,533,508
Victoria's Secret & Co.
4.63%, 07/15/2029(b)	2,225,000	1,828,038
Total Retail - Consumer Discretionary		3,361,546

Retail - Consumer Staples (0.40%)
United Natural Foods, Inc.
6.75%, 10/15/2028(b)	1,100,000	1,102,206

Software & Services (1.88%)
Nielsen Finance LLC / Nielsen
Finance Co.
4.50%, 07/15/2029(b)	3,500,000	3,312,873
Playtika Holding Corp.
4.25%, 03/15/2029(b)	2,000,000	1,804,640
Total Software & Services		5,117,513

Supermarkets & Pharmacies (0.98%)
Arko Corp.
5.13%, 11/15/2029(b)	3,000,000	2,658,960

Utilities (2.63%)
Edison International
Series A
5Y US TI + 4.70%(a)(c)	324,000	299,645
Pacific Gas and Electric Co.
1.37%, 03/10/2023	2,657,000	2,619,203
Sempra Energy
5Y US TI + 2.868%,
04/01/2052(a)	2,725,000	2,399,820
Suburban Propane Partners
LP/Suburban Energy Finance Corp.
5.00%, 06/01/2031(b)	2,037,000	1,855,351
Total Utilities		7,174,019

Waste & Environment Services & Equipment (2.26%)
GFL Environmental, Inc.
4.00%, 08/01/2028(b)	4,300,000	3,789,805
5.13%, 12/15/2026(b)	2,399,000	2,360,952
Total Waste & Environment Services & Equipment		6,150,757

See Notes to Financial Statements.

91 | April 30, 2022

ALPS | Smith Credit Opportunities Fund
Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
Wireline Telecommunications Services (0.45%)
Consolidated Communications, Inc.
5.00%, 10/01/2028(b)	$1,500,000	$1,227,698

TOTAL CORPORATE BONDS
(Cost $248,033,651)		227,263,381

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (6.49%)

U.S. Treasury Bonds (6.49%)
United States Treasury Notes
1.50%, 02/29/2024	8,521,000	8,344,256
2.25%, 03/31/2024	9,397,000	9,318,447
Total U.S. Treasury Bonds		17,662,703

TOTAL GOVERNMENT BONDS
(Cost $17,745,885)		17,662,703

	Shares	Value (Note 2)
PREFERRED STOCK (3.55%)

Communications (0.44%)
Wireless Telecommunications Services (0.44%)
AT&T, Inc.	48,787	1,209,430

Total Communications		1,209,430

Consumer Discretionary (1.97%)
Retail - Consumer Discretionary (1.97%)
Qurate Retail, Inc.	65,800	5,361,384

Total Consumer Discretionary		5,361,384

Financials (1.14%)
Banks (1.14%)
Bank of Hawaii, Series A(d)	79,675	1,583,939
PNC Financial Services Group, Inc.(a)(c)	60,000	1,506,600
		3,090,539

Total Financials		3,090,539

TOTAL PREFERRED STOCK
(Cost $11,581,215)		9,661,353

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (2.09%)

Money Market Fund (2.09%)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio	0.03%	5,691,860	$5,691,860

TOTAL SHORT TERM INVESTMENTS
(Cost $5,691,860)			5,691,860

TOTAL INVESTMENTS (99.09%)
(Cost $292,391,282)			$269,788,935

Other Assets In Excess Of Liabilities (0.91%)			2,485,202

NET ASSETS (100.00%)			$272,274,137

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

TI – Treasury Index

SOFR - Secured Overnight Financing Rate

Reference Rates:

1M US L - 1 Month LIBOR as of April 30, 2022 was 0.80%

3M US L - 3 Month LIBOR as of April 30, 2022 was 1.33%

1D US SOFR - 1 Day SOFR as of April 30, 2022 was 0.05%

1Y US TI - 1 Year US Treasury Bill as of April 30, 2022 was 1.01%

5Y US TI - 5 Year US Treasury Index as of April 30, 2022 was 2.92%

(a)	Floating or variable rate security. The reference rate is described above. The rate in effect as of April 30, 2022 is based on the reference rate plus the displayed spread as of the security's last reset date.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2022, the aggregate market value of those securities was 166,691,581, representing 61.22% of net assets.
(c)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(d)	Non-Income Producing Security.

See Notes to Financial Statements.

92 | April 30, 2022

ALPS | Smith Balanced Opportunity Fund
Statement of Investments	April 30, 2022 (Unaudited)

	Shares	Value (Note 2)
COMMON STOCKS (66.34%)

Communications (3.92%)
Media (3.92%)
Alphabet, Inc., Class A(a)	390	$890,054
Walt Disney Co.(a)	3,649	407,338
		1,297,392

Total Communications		1,297,392

Consumer Discretionary (7.78%)
Consumer Discretionary Products (1.07%)
Brunswick Corp.	1,277	96,554
Lennar Corp., Class A	2,156	164,912
YETI Holdings, Inc.(a)	1,923	93,977
		355,443

Consumer Discretionary Services (3.20%)
Carnival Corp.(a)	7,335	126,896
Domino's Pizza, Inc.	285	96,330
Marriott International, Inc., Class A(a)	2,204	391,254
McDonald's Corp.	1,797	447,740
		1,062,220

Retail & Whsle - Discretionary (3.51%)
Amazon.com, Inc.(a)	193	479,727
Lowe's Cos., Inc.	1,636	323,486
O'Reilly Automotive, Inc.(a)	595	360,898
		1,164,111

Total Consumer Discretionary		2,581,774

Consumer Staples (7.18%)
Consumer Staple Products (2.12%)
Coca-Cola Co.	7,600	491,036
Estee Lauder Cos., Inc., Class A	802	211,776
		702,812

Retail & Wholesale - Staples (5.06%)
Costco Wholesale Corp.	1,039	552,457
ITOCHU Corp., ADR	3,532	212,238
Target Corp.	1,641	375,215
Walmart, Inc.	3,495	534,700
		1,674,610

Total Consumer Staples		2,377,422

Energy (3.86%)
Oil & Gas (3.86%)
ConocoPhillips	8,090	772,757
Enbridge, Inc.	11,637	507,839
		1,280,596

Total Energy		1,280,596

	Shares	Value (Note 2)

Financials (7.71%)
Banking (2.63%)
JPMorgan Chase & Co.	4,575	$546,072
Wells Fargo & Co.	7,465	325,698
		871,770

Financial Services (4.09%)
American Express Co.	2,070	361,650
Ares Management Corp., Class A	3,560	235,743
Intercontinental Exchange, Inc.	3,578	414,368
LPL Financial Holdings, Inc.	1,834	344,554
		1,356,315

Insurance (0.99%)
Prudential Financial, Inc.	3,025	328,243

Total Financials		2,556,328

Health Care (10.07%)
Health Care (10.07%)
Boston Scientific Corp.(a)	2,800	117,908
Danaher Corp.	1,302	326,971
HCA Healthcare, Inc.	1,940	416,227
IQVIA Holdings, Inc.(a)	1,355	295,376
Pfizer, Inc.	9,555	468,864
Thermo Fisher Scientific, Inc.	750	414,690
UnitedHealth Group, Inc.	1,894	963,193
Zoetis, Inc.	1,877	332,698
		3,335,927

Total Health Care		3,335,927

Industrials (6.72%)
Industrial Products (3.95%)
Caterpillar, Inc.	1,904	400,868
Deere & Co.	930	351,122
ITT, Inc.	3,046	213,890
TE Connectivity, Ltd.	2,745	342,521
		1,308,401

Industrial Services (2.77%)
Norfolk Southern Corp.	924	238,282
Old Dominion Freight Line, Inc.	394	110,367
Southwest Airlines Co.(a)	4,409	205,988
Waste Management, Inc.	2,225	365,879
		920,516

Total Industrials		2,228,917

Materials (3.63%)
Materials (3.63%)
Anglo American PLC, ADR	6,390	142,497

See Notes to Financial Statements.

93 | April 30, 2022

ALPS | Smith Balanced Opportunity Fund
Statement of Investments	April 30, 2022 (Unaudited)

	Shares	Value (Note 2)
Freeport-McMoRan, Inc.	4,285	$173,757
Linde PLC	1,190	371,232
LyondellBasell Industries NV, Class A	2,920	309,608
Mosaic Co.	1,300	81,146
Norsk Hydro ASA, ADR	15,305	130,093
		1,208,333

Total Materials		1,208,333

Real Estate (1.46%)
Real Estate (1.46%)
Equity LifeStyle Properties, Inc.	6,276	485,009

Total Real Estate		485,009

Technology (14.01%)
Software & Tech Services (6.96%)
Mastercard, Inc., Class A	1,106	401,898
Microsoft Corp.	3,929	1,090,375
PayPal Holdings, Inc.(a)	1,255	110,352
SPS Commerce, Inc.(a)	1,716	205,285
Synopsys, Inc.(a)	1,078	309,159
Tyler Technologies, Inc.(a)	470	185,514
		2,302,583

Tech Hardware & Semiconductors (7.05%)
Advanced Micro Devices, Inc.(a)	2,624	224,404
Apple, Inc.	6,667	1,051,053
Lam Research Corp.	357	166,276
Motorola Solutions, Inc.	1,055	225,443
Taiwan Semiconductor
Manufacturing Co., Ltd., ADR	3,051	283,529
Texas Instruments, Inc.	2,243	381,872
		2,332,577

Total Technology		4,635,160

TOTAL COMMON STOCKS
(Cost $19,936,463)		21,986,858

	Principal Amount	Value (Note 2)
COLLATERALIZED MORTGAGE OBLIGATIONS (3.71%)

Fannie Mae
Series 1992-169, Class L,
7.000%, 09/25/2022	$2,298	$2,309
Series 1997-10, Class FA,
1M US L + 0.60%,
03/18/2027(b)	8,416	8,443
Series 1997-42, Class PK,
4.500%, 07/18/2027	8,188	8,319

	Principal Amount	Value (Note 2)
Series 1999-52, Class NF,
1M US L + 1.15%,
10/25/2023(b)	$4,485	$4,509
Series 2002-21, Class FD,
1M US L + 0.90%,
04/25/2032(b)	11,724	11,868
Series 2002-22, Class GC,
6.500%, 04/25/2032	8,632	9,428
Series 2002-58, Class FG,
1M US L + 1.00%,
08/25/2032(b)	7,768	7,805
Series 2002-58, Class PG,
6.000%, 09/25/2032	21,954	23,754
Series 2003-117, Class KB,
6.000%, 12/25/2033	18,183	19,777
Series 2003-87, Class SL,
9.10% - 1M US L, 07/25/2033(b)	44,502	45,833
Series 2004-60, Class JC,
5.500%, 04/25/2034	18,108	18,946
Series 2005-27, Class GH,
5.500%, 04/25/2035	90,000	95,907
Series 2007-104, Class ZE,
6.000%, 08/25/2037	18,680	20,140
Series 2007-22, Class A,
5.500%, 03/25/2037	9,384	10,041
Series 2007-55, Class PH,
6.000%, 06/25/2047	28,157	30,926
Series 2007-76, Class ZG,
6.000%, 08/25/2037	33,465	36,319
Series 2008-1, Class LF,
1M US L + 0.70%,
05/25/2037(b)	20,942	21,137
Series 2008-22, Class DB,
5.000%, 04/25/2048	16,477	17,487
Series 2009-12, Class LC,
8.693%, 06/25/2037(b)	16,765	19,539
Series 2009-51, Class BZ,
4.500%, 07/25/2039	21,205	21,787
Series 2010-61, Class WA,
6.012%, 06/25/2040(b)	19,081	20,496
Series 2010-98, Class BH,
5.500%, 09/25/2040	35,293	37,540
Series 2012-153, Class B,
7.000%, 07/25/2042	8,432	9,429
Series 2012-64, Class NA,
3.000%, 08/25/2041	3,571	3,564
Series 2013-18, Class MY,
3.000%, 03/25/2033	15,000	14,194
Series 2013-61, Class NY,
3.000%, 06/25/2033	35,000	33,431
Series 2013-9, Class AE,
1.750%, 03/25/2039	11,397	11,307
Series 2014-21, Class MA,
2.000%, 09/25/2041	13,751	13,314
		577,549

See Notes to Financial Statements.

94 | April 30, 2022

ALPS | Smith Balanced Opportunity Fund
Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
Freddie Mac
Series 1996-1843, Class Z,
7.000%, 04/15/2026	$5,872	$6,050
Series 1999-2123, Class L,
6.500%, 01/15/2029	26,708	28,442
Series 2002-2538, Class FB,
1M US L + 0.40%,
12/15/2032(b)	5,971	5,986
Series 2003-2626, Class FQ,
1M US L + 1.00%,
06/15/2023(b)	2,881	2,885
Series 2003-2696, Class DG,
5.500%, 10/15/2033	10,993	11,268
Series 2005-2977, Class AT,
4.500%, 05/15/2025	9,524	9,654
Series 2005-2990, Class LB,
16.94569% - 1M US L,
06/15/2034(b)	4,917	5,110
Series 2005-2993, Class TF,
1M US L + 0.35%,
06/15/2025(b)	4,981	4,983
Series 2006-3174, Class LF,
1M US L + 0.35%,
05/15/2036(b)	10,792	10,791
Series 2006-3239, Class EF,
1M US L + 0.35%,
11/15/2036(b)	9,976	9,958
Series 2007-3298, Class Z,
6.000%, 04/15/2037	31,550	34,241
Series 2008-3409, Class DB,
6.000%, 01/15/2038	16,430	17,693
Series 2009-3572, Class KT,
4.500%, 09/15/2039	16,215	16,578
Series 2010-3645, Class WD,
4.500%, 02/15/2040	26,000	24,913
Series 2010-3699, Class LC,
4.000%, 03/15/2040	13,582	13,733
Series 2010-3721, Class FB,
1M US L + 0.50%,
09/15/2040(b)	12,299	12,362
Series 2010-3759, Class PY,
4.000%, 11/15/2040	25,000	24,709
Series 2010-3770, Class JZ,
4.000%, 12/15/2040	28,761	28,972
Series 2011-3954, Class PG,
2.500%, 07/15/2041	27,731	27,043
Series 2012-3987, Class LP,
3.500%, 01/15/2042	26,000	25,382
Series 2012-4032, Class AD,
2.000%, 10/15/2041	14,377	14,107
Series 2012-4043, Class PB,
1.500%, 05/15/2027	14,204	13,702
Series 2013-4226, Class GZ,
3.000%, 07/15/2043	13,390	12,637
Series 2015-4498, Class JA,
2.500%, 04/15/2037	41,898	38,868

	Principal Amount	Value (Note 2)
Series 2015-4526, Class PJ,
3.000%, 01/15/2042	$718	$718
		400,785
Ginnie Mae
Series 2003-52, Class AP,
–%, 06/16/2033	15,423	14,143
Series 2004-86, Class C,
5.500%, 10/20/2034	16,000	16,978
Series 2005-91, Class PD,
5.500%, 12/20/2035	11,818	12,502
Series 2007-70, Class FC,
1M US L + 0.47%,
11/20/2037(b)	18,724	18,819
Series 2008-2, Class PC,
4.750%, 01/20/2038	8,384	8,639
Series 2008-46, Class FA,
1M US L + 0.60%,
05/20/2038(b)	7,898	7,922
Series 2008-60, Class JP,
5.500%, 07/20/2038	46,000	48,312
Series 2009-104, Class KA,
4.500%, 08/16/2039	10,861	11,000
Series 2010-151, Class KA,
3.000%, 09/16/2039	7,696	7,706
Series 2010-98, Class MG,
3.000%, 08/20/2039	3,898	3,916
Series 2011-H23, Class HA,
3.000%, 12/20/2061	6,205	6,070
Series 2012-39, Class GA,
3.000%, 10/16/2040	7,857	7,820
Series 2013-149, Class BP,
3.500%, 10/20/2043	50,000	49,418
Series 2013-98, Class DM,
3.500%, 07/20/2042	10,650	10,691
Series 2015-91, Class NE,
3.000%, 10/20/2044	5,411	5,339
Series 2019-152, Class LC,
3.500%, 10/20/2049	3,186	3,063
Series 2019-162, Class GA,
3.000%, 10/20/2049	5,694	5,565
Series 2020-167, Class EC,
1.000%, 02/20/2049	4,467	4,089
Series 2020-5, Class LC,
3.500%, 10/20/2049	4,708	4,553
Series 2021-76, Class ND,
1.250%, 08/20/2050	6,690	5,718
		252,263
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $1,302,928)		1,230,597

See Notes to Financial Statements.

95 | April 30, 2022

ALPS | Smith Balanced Opportunity Fund
Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (0.05%)

Fannie Mae-Aces
Series 2014-M9, Class A2,
3.103%, 07/25/2024(b)	$18,174	$18,120

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost $18,851)		18,120

	Principal Amount	Value (Note 2)
MORTGAGE-BACKED SECURITIES (2.65%)

Fannie Mae Pool
Series 2004-,
5.500%, 08/01/2034	41,357	42,710
5.500%, 11/01/2034	41,137	42,097
Series 2005-,
7.683%, 06/15/2034	15,830	17,142
Series 2007-,
5.500%, 08/01/2037	32,610	32,711
1Y US TI + 2.403%,
10/01/2035(b)	24,475	24,287
Series 2008-,
5.500%, 03/01/2038	39,813	41,753
5.500%, 05/01/2038	30,928	32,458
Series 2009-,
5.500%, 11/01/2039	28,848	29,581
Series 2012-AM0762,
3.290%, 09/01/2032	8,261	8,034
Series 2012-AM1671,
2.100%, 12/01/2027	30,939	29,770
Series 2013-,
3.690%, 11/01/2023	35,392	35,711
Series 2014-,
2.397%, 08/01/2022(b)	8,437	8,428
3.500%, 11/01/2033	31,074	30,578
Series 2015-AM8645,
2.690%, 05/01/2027	21,374	20,855
Series 2015-AM8674,
2.810%, 04/01/2025	20,000	19,739
Series 2016-,
2.390%, 06/01/2025	18,998	18,497
Series 2017-AN6670,
3.210%, 09/01/2027	29,264	28,893
Series 2018-109741,
3.730%, 11/01/2025	49,687	49,978
Series 2018-BL0212,
3.820%, 07/01/2027	34,299	33,915
Series 2019-,
3.340%, 05/01/2031	24,628	24,526
		571,663
Freddie Mac Gold Pool
Series 2012-,
3.000%, 05/01/2032	36,997	35,529

	Principal Amount	Value (Note 2)
Ginnie Mae II Pool
Series 2009-,
5.000%, 10/20/2039	$11,709	$12,183
5.500%, 02/20/2039	34,892	36,650
Series 2010-,
4.000%, 12/20/2040	28,604	28,877
4.500%, 04/20/2040	24,250	24,943
4.500%, 08/20/2040	33,295	34,232
Series 2011-,
5.000%, 04/20/2041	27,311	28,368
Series 2012-,
3.500%, 05/20/2042	44,070	42,935
4.000%, 08/20/2042	64,144	63,720
		271,908
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $922,180)		879,100

CORPORATE BONDS (14.47%)
Aerospace & Defense (0.61%)
Boeing Co.
2.20%, 02/04/2026	70,000	63,923
Teledyne Technologies, Inc.
1.60%, 04/01/2026	24,000	21,767
2.75%, 04/01/2031	31,000	26,856
TransDigm, Inc.
6.25%, 03/15/2026(c)	11,000	10,957
8.00%, 12/15/2025(c)	77,000	80,240
Total Aerospace & Defense		203,743

Airlines (0.58%)
Alaska Airlines 2020-1 Class A Pass
Through Trust
4.80%, 08/15/2027(c)	45,886	45,878
Alaska Airlines 2020-1 Class B Pass
Through Trust
8.00%, 08/15/2025(c)	25,265	26,368
British Airways 2020-1 Class A Pass
Through Trust
4.25%, 11/15/2032(c)	5,649	5,486
Delta Air Lines, Inc.
7.00%, 05/01/2025(c)	7,000	7,502
Southwest Airlines Co.
5.25%, 05/04/2025	55,000	56,920
United Airlines 2020-1 Class A Pass
Through Trust
Series 20-1
5.88%, 10/15/2027	46,576	47,624
Total Airlines		189,778

Automobiles Manufacturing (0.90%)
Ford Motor Co.
5.29%, 12/08/2046	42,000	36,199
Ford Motor Credit Co. LLC
3.38%, 11/13/2025	35,000	33,648
4.00%, 11/13/2030	35,000	30,327

See Notes to Financial Statements.

96 | April 30, 2022

ALPS | Smith Balanced Opportunity Fund
Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
Nissan Motor Co., Ltd.
4.81%, 09/17/2030(c)	$200,000	$187,859
Volkswagen Group of America
Finance LLC
0.75%, 11/23/2022(c)	5,000	4,952
0.88%, 11/22/2023(c)	5,000	4,803
Total Automobiles Manufacturing		297,788

Banks (0.88%)
Citizens Financial Group, Inc.
4.15%, 09/28/2022(c)	30,000	30,199
Fifth Third Bancorp
1D US SOFR + 1.355%,
04/25/2028(b)	11,000	10,930
1D US SOFR + 1.66%,
04/25/2033(b)	6,000	5,984
First-Citizens Bank & Trust Co.
1D US SOFR + 3.83%,
06/19/2024(b)	83,000	83,507
PNC Financial Services Group, Inc.
Series O
3M US L + 3.678%(b)(d)	133,000	132,572
Wells Fargo & Co.
1D US SOFR + 2.13%,
04/25/2053(b)	28,000	27,620
Total Banks		290,812

Cable & Satellite (0.30%)
CCO Holdings LLC / CCO Holdings
Capital Corp.
4.25%, 01/15/2034(c)	31,000	24,698
4.50%, 06/01/2033(c)	22,000	18,040
Charter Communications Operating
LLC / Charter Communications
Operating Capital
3.85%, 04/01/2061	84,000	57,378
Total Cable & Satellite		100,116

Casinos & Gaming (0.37%)
MGM Resorts International
5.50%, 04/15/2027	15,000	14,629
6.75%, 05/01/2025	45,000	46,122
Penn National Gaming, Inc.
5.63%, 01/15/2027(c)	61,000	58,178
Total Casinos & Gaming		118,929

Chemicals (0.05%)
Avient Corp.
5.75%, 05/15/2025(c)	18,000	18,202

Commercial Finance (0.82%)
AerCap Holdings NV
5Y US TI + 4.535%,
10/10/2079(b)	40,000	37,558
AerCap Ireland Capital DAC /
AerCap Global Aviation Trust
6.50%, 07/15/2025	110,000	114,177

	Principal Amount	Value (Note 2)
Air Lease Corp.
Series C
5Y US TI + 3.149%(b)(d)	$40,000	$34,075
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027(c)	14,000	12,061
4.25%, 04/15/2026(c)	25,000	24,003
Park Aerospace Holdings, Ltd.
4.50%, 03/15/2023(c)	51,000	51,167
Total Commercial Finance		273,041

Consumer Finance (0.56%)
Ally Financial, Inc.
1.45%, 10/02/2023	10,000	9,725
Series C
7Y US TI + 3.481%(b)(d)	18,000	15,540
American Express Co.
5Y US TI + 2.854%(b)(d)	26,000	22,460
Discover Financial Services
Series D
5Y US TI + 5.78%(b)(d)	15,000	15,300
OneMain Finance Corp.
8.88%, 06/01/2025	116,000	121,814
Total Consumer Finance		184,839

Consumer Products (0.10%)
GSK Consumer Healthcare Capital
UK PLC
3.13%, 03/24/2025(c)	17,000	16,686
GSK Consumer Healthcare Capital
US LLC
3.38%, 03/24/2027(c)	17,000	16,459
Total Consumer Products		33,145

Department Stores (0.10%)
Nordstrom, Inc.
4.25%, 08/01/2031	38,000	32,282

Diversified Banks (1.43%)
Bank of America Corp.
1D US SOFR + 1.37%,
10/24/2031(b)	119,000	96,904
5Y US TI + 1.20%,
09/21/2036(b)	121,000	97,000
Citigroup, Inc.
4.30%, 11/20/2026	95,000	94,887
JPMorgan Chase & Co.
1D US SOFR + 1.25%,
04/22/2032(b)	60,000	51,451
1D US SOFR + 1.26%,
01/25/2033(b)	44,000	38,765
1D US SOFR + 1.46%,
06/01/2024(b)	30,000	29,531
1D US SOFR + 1.56%,
04/26/2028(b)	28,000	27,907
1D US SOFR + 1.80%,
04/26/2033(b)	23,000	23,126
3M US SOFR + 1.105%,
11/19/2031(b)	16,000	12,965
Total Diversified Banks		472,536

See Notes to Financial Statements.

97 | April 30, 2022

ALPS | Smith Balanced Opportunity Fund
Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
Entertainment Content (0.29%)
Magallanes, Inc.
3.76%, 03/15/2027(c)	$14,000	$13,557
3.79%, 03/15/2025(c)	38,000	37,492
4.28%, 03/15/2032(c)	30,000	27,885
5.14%, 03/15/2052(c)	23,000	20,548
Total Entertainment Content		99,482

Entertainment Resources (0.04%)
Cedar Fair LP / Canada's
Wonderland Co. / Magnum
Management Corp. /
Millennium Op
5.50%, 05/01/2025(c)	13,000	13,081

Exploration & Production (0.27%)
Diamondback Energy, Inc.
4.40%, 03/24/2051	10,000	8,997
Hilcorp Energy I LP / Hilcorp Finance Co.
6.00%, 04/15/2030(c)	10,000	9,938
6.25%, 11/01/2028(c)	42,000	41,895
6.25%, 04/15/2032(c)	10,000	9,763
Range Resources Corp.
5.00%, 03/15/2023	15,000	15,057
Total Exploration & Production		85,650

Financial Services (1.67%)
Bank of New York Mellon Corp.
3.85%, 04/26/2029	28,000	27,726
Credit Suisse Group AG
5Y US TI + 4.82%(b)(c)(d)	200,000	188,778
Goldman Sachs Group, Inc.
1D US SOFR + 0.50%,
09/10/2024(b)	24,000	23,709
1D US SOFR + 0.913%,
10/21/2027(b)	24,000	21,581
1D US SOFR + 1.114%,
02/24/2028(b)	48,000	44,167
1D US SOFR + 1.41%,
02/24/2033(b)	18,000	15,748
Series DMTN
1D US SOFR + 1.248%,
07/21/2032(b)	22,000	18,202
Morgan Stanley
Series I
1D US SOFR + 0.75%,
10/21/2025(b)	10,000	9,282
1D US SOFR + 1.00%,
01/21/2028(b)	30,000	27,647
1D US SOFR + 1.36%,
09/16/2036(b)	111,000	88,913
1D US SOFR + 2.62%,
04/20/2037(b)	11,000	11,012
Nasdaq, Inc.
0.45%, 12/21/2022	10,000	9,864

	Principal Amount	Value (Note 2)
National Securities Clearing Corp.
0.40%, 12/07/2023(c)	$20,000	$19,191
Raymond James Financial, Inc.
4.65%, 04/01/2030	50,000	50,655
Total Financial Services		556,475

Food & Beverage (0.19%)
JDE Peet's NV
0.80%, 09/24/2024(c)	16,000	14,953
Kraft Heinz Foods Co.
3.88%, 05/15/2027	24,000	23,502
4.25%, 03/01/2031	24,000	23,287
Total Food & Beverage		61,742

Hardware (0.07%)
Dell, Inc.
5.40%, 09/10/2040	26,000	23,992

Health Care Facilities & Services (0.18%)
HCA, Inc.
2.38%, 07/15/2031	73,000	60,130

Industrial Other (0.07%)
Honeywell International, Inc.
0.48%, 08/19/2022	5,000	4,986
Quanta Services, Inc.
0.95%, 10/01/2024	16,000	15,010
Total Industrial Other		19,996

Managed Care (0.08%)
Humana, Inc.
0.65%, 08/03/2023	28,000	27,186

Medical Equipment & Devices Manufacturing (0.07%)
PerkinElmer, Inc.
0.85%, 09/15/2024	23,000	21,571

Metals & Mining (0.23%)
Steel Dynamics, Inc.
5.00%, 12/15/2026	75,000	76,765

Pharmaceuticals (0.92%)
Bausch Health Cos., Inc.
6.13%, 04/15/2025(c)	178,000	178,635
Organon & Co. / Organon Foreign
Debt Co-Issuer BV
4.13%, 04/30/2028(c)	45,000	41,913
Viatris, Inc.
1.13%, 06/22/2022	86,000	85,893
Total Pharmaceuticals		306,441

Pipeline (1.37%)
Buckeye Partners LP
4.13%, 12/01/2027	36,000	33,255
4.50%, 03/01/2028(c)	84,000	76,771
5.60%, 10/15/2044	12,000	9,664

See Notes to Financial Statements.

98 | April 30, 2022

ALPS | Smith Balanced Opportunity Fund

Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
Energy Transfer LP
Series F
5Y US TI + 5.134%(b)(d)	$15,000	$14,475
3.45%, 01/15/2023	10,000	10,023
Flex Intermediate Holdco LLC
3.36%, 06/30/2031(c)	93,000	81,761
4.32%, 12/30/2039(c)	62,000	51,951
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024(c)	25,000	24,869
4.63%, 04/01/2029(c)	32,000	31,089
Targa Resources Partners LP / Targa
Resources Partners Finance
Corp.
6.50%, 07/15/2027	71,000	73,226
6.88%, 01/15/2029	46,000	48,566
Total Pipeline		455,650

Power Generation (0.43%)
Alexander Funding Trust
1.84%, 11/15/2023(c)	76,000	72,982
NRG Energy, Inc.
2.00%, 12/02/2025(c)	20,000	18,603
2.45%, 12/02/2027(c)	25,000	22,185
Vistra Operations Co. LLC
5.50%, 09/01/2026(c)	29,000	28,928
Total Power Generation		142,698

Publishing & Broadcasting (0.10%)
Nexstar Media, Inc.
4.75%, 11/01/2028(c)	25,000	22,721
Scripps Escrow II, Inc.
3.88%, 01/15/2029(c)	12,000	10,682
Total Publishing & Broadcasting		33,403

Real Estate (0.06%)
VICI Properties LP
4.75%, 02/15/2028	8,000	7,980
5.63%, 05/15/2052	11,000	10,976
Total Real Estate		18,956

Refining & Marketing (0.19%)
HF Sinclair Corp.
4.50%, 10/01/2030(c)	46,000	42,897
5.88%, 04/01/2026(c)	22,000	22,615
Total Refining & Marketing		65,512

Retail - Consumer Discretionary (0.06%)
Dick's Sporting Goods, Inc.
4.10%, 01/15/2052	28,000	20,518

Semiconductors (0.04%)
Microchip Technology, Inc.
0.97%, 02/15/2024	15,000	14,306

Software & Services (0.26%)
CoStar Group, Inc.
2.80%, 07/15/2030(c)	60,000	52,349

	Principal Amount	Value (Note 2)
Nielsen Finance LLC / Nielsen
Finance Co.
4.50%, 07/15/2029(c)	$12,000	$11,358
4.75%, 07/15/2031(c)	24,000	22,720
Total Software & Services		86,427
Supermarkets & Pharmacies (0.03%)
Albertsons Cos. Inc / Safeway, Inc. /
New Albertsons LP /
Albertsons LLC
4.63%, 01/15/2027(c)	10,000	9,377

Transportation & Logistics (0.12%)
FedEx Corp. 2020-1 Class AA Pass
Through Trust
1.88%, 02/20/2034	45,990	40,710

Utilities (0.83%)
Atmos Energy Corp.
3M US L + 0.38%,
03/09/2023(b)	7,000	7,004
Dominion Energy, Inc.
3.07%, 08/15/2024(e)	25,000	24,693
Edison International
Series A
5Y US TI + 4.70%(b)(d)	3,000	2,774
ONE Gas, Inc.
0.85%, 03/11/2023	25,000	24,575
1.10%, 03/11/2024	95,000	90,879
Pacific Gas and Electric Co.
1.37%, 03/10/2023	54,000	53,232
1.75%, 06/16/2022	17,000	16,990
3.25%, 02/16/2024	16,000	15,795
Sempra Energy
5Y US TI + 2.868%,
04/01/2052(b)	32,000	28,181
Southern California Edison Co.
1.10%, 04/01/2024	10,000	9,601
Total Utilities		273,724
Waste & Environment Services & Equipment (0.11%)
GFL Environmental, Inc.
5.13%, 12/15/2026(c)	36,000	35,429

Wireless Telecommunications Services (0.08%)
Sprint Corp.
7.88%, 09/15/2023	25,000	26,282

Wireline Telecommunications Services (0.01%)
NTT Finance Corp.
0.37%, 03/03/2023(c)	4,000	3,924

TOTAL CORPORATE BONDS
(Cost $5,219,619)		4,794,638

See Notes to Financial Statements.

99 | April 30, 2022

ALPS | Smith Balanced Opportunity Fund

Statement of Investments	April 30, 2022 (Unaudited)

	Principal Amount	Value (Note 2)
GOVERNMENT BONDS (6.94%)

U.S. Treasury Bonds (6.94%)
United States Treasury Bonds
1.38%, 11/15/2031	$172,000	$150,218
1.88%, 02/15/2032	325,000	296,816
1.88%, 11/15/2051	20,000	15,692
2.00%, 11/15/2041	289,000	239,283
2.25%, 02/15/2052	268,000	230,187
2.38%, 02/15/2042	476,000	420,740
United States Treasury Inflation
Indexed Bonds
0.13%, 02/15/2052	102,907	95,475
United States Treasury Notes
0.75%, 08/31/2026	401,000	365,239
1.13%, 01/15/2025	220,000	210,014
1.50%, 01/31/2027	175,000	163,816
2.25%, 03/31/2024	15,000	14,875
2.50%, 03/31/2027	99,000	97,024
Total U.S. Treasury Bonds		2,299,379

TOTAL GOVERNMENT BONDS
(Cost $2,463,976)		2,299,379

	Shares	Value (Note 2)
PREFERRED STOCK (0.32%)

Consumer Discretionary (0.15%)
Retail - Consumer Discretionary (0.15%)
Qurate Retail, Inc.	600	48,887

Total Consumer Discretionary		48,887

Financials (0.17%)
Banks (0.17%)
Bank of Hawaii, Series A(a)	2,520	50,098
First Republic Bank(d)	433	7,578
		57,676

Total Financials		57,676

TOTAL PREFERRED STOCK
(Cost $135,186)		106,563

	7-Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENTS (5.22%)
Money Market Fund (5.22%)
Morgan Stanley
Institutional Liquidity
Funds - Government
Portfolio	0.03%	19,295	$19,295
State Street Institutional
Treasury Plus Money
Market Fund	0.01%	1,711,463	1,711,464
			1,730,759

TOTAL SHORT TERM INVESTMENTS
(Cost $1,730,759)			1,730,759

TOTAL INVESTMENTS (99.70%)
(Cost $31,729,962)			$33,046,014

Other Assets In Excess Of Liabilities (0.30%)			100,934

NET ASSETS (100.00%)			$33,146,948

See Notes to Financial Statements.

100 | April 30, 2022

ALPS | Smith Balanced Opportunity Fund

Statement of Investments	April 30, 2022 (Unaudited)

Investment Abbreviations:

LIBOR - London Interbank Offered Rate

TI – Treasury Index

SOFR - Secured Overnight Financing Rate

Reference Rates:

1M US L - 1 Month LIBOR as of April 30, 2022 was 0.80%

3M US L - 3 Month LIBOR as of April 30, 2022 was 1.33%

7Y US TI - 7 Year US Treasury Index as of April 30, 2022 was 1.44%

1D US SOFR - 1 Day SOFR as of April 30, 2022 was 0.05%

1Y US TI - 1 Year US Treasury Bill as of April 30, 2022 was 1.01%

5Y US TI - 5 Year US Treasury Index as of April 30, 2022 was 2.92%

(a)	Non-Income Producing Security.
(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of April 30, 2022 is based on the reference rate plus the displayed spread as of the security's last reset date.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2022, the aggregate market value of those securities was 1,904,578, representing 5.75% of net assets.
(d)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(e)	Step bond. Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect as of April 30, 2022.

See Notes to Financial Statements.

101 | April 30, 2022

ALPS | Smith Funds

Statements of Assets and Liabilities	April 30, 2022 (Unaudited)

	ALPS | Smith Short Duration Bond Fund	ALPS | Smith Total Return Bond Fund	ALPS | Smith Credit Opportunities Fund	ALPS | Smith Balanced Opportunity Fund
ASSETS
Investments, at value	$674,765,954	$1,674,579,937	$269,788,935	$33,046,015
Receivable for investments sold	2,082,537	188,021	51,519	–
Receivable for shares sold	2,046,058	4,063,109	31,832	89,070
Deposit with broker for futures contracts	–	–	–	25,572
Interest receivable	3,213,957	12,544,624	3,092,471	82,407
Receivable due from advisor	–	–	–	3,016
Income tax receivable	1,680	30,088	–	–
Prepaid expenses and other assets	17,179	92,310	10,394	16,059
Total Assets	682,127,365	1,691,498,089	272,975,151	33,262,139
LIABILITIES
Payable for investments purchased	3,538,579	3,141,662	–	–
Payable for shares redeemed	2,860,912	1,199,643	404,138	–
Investment advisory fees payable	185,681	647,131	170,456	–
Administration and transfer agency fees payable	136,186	570,095	80,781	64,041
Distribution and services fees payable	13,034	15,237	5,396	1,674
Trustees' fees and expenses payable	5,252	18,382	3,262	–
Professional fees payable	27,631	56,431	21,037	16,658
Custody fees payable	17,971	62,975	9,552	22,302
Accrued expenses and other liabilities	34,437	98,871	6,392	10,516
Total Liabilities	6,819,683	5,810,427	701,014	115,191
NET ASSETS	$675,307,682	$1,685,687,662	$272,274,137	$33,146,948
NET ASSETS CONSIST OF
Paid-in capital	$693,970,923	$1,850,807,832	$302,013,817	$32,337,295
Total distributable earnings	(18,663,241)	(165,120,170)	(29,739,680)	809,653
NET ASSETS	$675,307,682	$1,685,687,662	$272,274,137	$33,146,948
INVESTMENTS, AT COST	$690,676,540	$1,790,472,332	$292,391,282	$31,729,961

See Notes to Financial Statements.

102 | April 30, 2022

ALPS | Smith Funds

Statements of Assets and Liabilities	April 30, 2022 (Unaudited)

	ALPS | Smith Short Duration Bond Fund		ALPS | Smith Total Return Bond Fund		ALPS | Smith Credit Opportunities Fund		ALPS | Smith Balanced Opportunity Fund
PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$10.21		$10.15		$9.43		$11.05
Net Assets	$4,381,497		$6,468,363		$6,340,415		$701,335
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	429,015		637,152		672,172		63,480
Class A:
Net Asset Value, offering and redemption price per share	$10.21		$10.16		$9.43		$11.05
Net Assets	$16,200,735		$16,609,121		$1,102,025		$1,148,709
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,586,753		1,635,545		116,810		103,991
Maximum offering price per share	$10.45	(a)	$10.39	(a)	$9.65	(a)	$11.42	(b)
Class C:
Net Asset Value, offering and redemption price per share(c)	$10.17		$10.13		$9.43		$10.99
Net Assets	$2,967,924		$5,201,429		$607,266		$566,541
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	291,883		513,335		64,380		51,537
Class I:
Net Asset Value, offering and redemption price per share	$10.22		$10.15		$9.44		$11.05
Net Assets	$651,757,526		$1,657,408,748		$264,224,431		$30,730,363
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	63,788,214		163,327,327		27,988,229		2,781,757

(a)	(NAV/0.9775), based on maximum sales charge of 2.25% of the offering price.
(b)	(NAV/0.9675), based on maximum sales charge of 3.25% of the offering price.
(c)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements.

103 | April 30, 2022

ALPS | Smith Funds

Statement of Operations	For the Six Months Ended April 30, 2022 (Unaudited)

	ALPS | Smith Short Duration Bond Fund	ALPS | Smith Total Return Bond Fund	ALPS | Smith Credit Opportunities Fund	ALPS | Smith Balanced Opportunity Fund
INVESTMENT INCOME
Dividends	$7,568	$688,149	$587,460	$167,352
Foreign taxes withheld on dividends	(1,619,002)	(7,098)	(747,058)	(3,767)
Interest	5,528,332	24,829,317	6,655,124	136,832
Total Investment Income	3,916,898	25,510,368	6,495,526	300,417

EXPENSES
Investment advisory fees	1,049,256	4,876,079	1,156,936	129,232
Administrative fees	263,972	865,324	130,475	44,381
Transfer agency fees	132,352	487,568	71,697	21,626
Distribution and service fees
Investor Class	8,127	11,563	9,914	1,138
Class A	25,897	33,935	1,752	1,820
Class C	16,256	32,095	3,232	3,024
Professional fees	18,001	31,419	15,286	12,684
Reports to shareholders and printing fees	9,259	38,581	4,859	945
State registration fees	56,092	63,294	66,002	34,201
Insurance fees	1,284	10,057	140	102
Custody fees	7,875	24,531	3,254	8,000
Trustees' fees and expenses	11,966	41,744	5,711	860
Miscellaneous expenses	6,960	15,601	4,624	4,519
Total Expenses	1,607,297	6,531,791	1,473,882	262,532
Less fees waived/reimbursed by investment advisor (Note 8)
Investor Class	(2,571)	(1,612)	(135)	(1,654)
Class A	(4,016)	(4,534)	(23)	(2,640)
Class C	(717)	(2,304)	(19)	(1,321)
Class I	(139,078)	(721,320)	(71,206)	(94,172)
Net Expenses	1,460,915	5,802,021	1,402,499	162,745
Net Investment Income	2,455,983	19,708,347	5,093,027	137,672
Net realized loss on investments	(2,737,915)	(43,310,149)	(7,019,175)	(340,870)
Net realized loss on foreign currency transactions	–	–	–	(168)
Net Realized Loss	(2,737,915)	(43,310,149)	(7,019,175)	(341,038)
Net change in unrealized depreciation on investments	(16,117,368)	(134,386,265)	(23,490,442)	(3,010,748)
Net Change in Unrealized Depreciation	(16,117,368)	(134,386,265)	(23,490,442)	(3,010,748)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(18,855,283)	(177,696,414)	(30,509,617)	(3,351,786)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(16,399,300)	$(157,988,067)	$(25,416,590)	$(3,214,114)

See Notes to Financial Statements.

104 | April 30, 2022

ALPS | Smith Short Duration Bond Fund

Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
OPERATIONS
Net investment income	$2,455,983	$2,847,616
Net realized gain/(loss)	(2,737,915)	1,366,915
Net change in unrealized depreciation	(16,117,368)	(1,863,510)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(16,399,300)	2,351,021

DISTRIBUTIONS
From distributable earnings
Investor Class	(26,749)	(155,128)
Class A	(95,673)	(122,168)
Class C	(9,945)	(17,715)
Class I	(3,653,969)	(4,175,818)
Net Decrease in Net Assets from Distributions	(3,786,336)	(4,470,829)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Investor Class	1,113,555	15,055,603
Class A	5,037,597	13,671,339
Class C	1,182,397	1,574,934
Class I	342,256,683	481,182,792
Dividends reinvested
Investor Class	19,113	103,471
Class A	53,808	107,066
Class C	7,900	17,232
Class I	1,715,101	2,516,150
Shares redeemed, net of redemption fees
Investor Class	(6,770,967)	(13,992,876)
Class A	(5,107,049)	(530,992)
Class C	(1,584,986)	(289,750)
Class I	(165,178,746)	(156,359,324)
Net Increase in Net Assets Derived from Beneficial Interest Transactions	172,744,406	343,055,645

Net increase in net assets	152,558,770	340,935,837

NET ASSETS
Beginning of period	522,748,912	181,813,075
End of period	$675,307,682	$522,748,912

See Notes to Financial Statements.

105 | April 30, 2022

ALPS | Smith Total Return Bond Fund

Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
OPERATIONS
Net investment income	$19,708,347	$30,747,035
Net realized gain/(loss)	(43,310,149)	3,499,336
Net change in unrealized depreciation	(134,386,265)	(12,866,274)
Net Increase/(Decrease) in Net Assets Resulting from Operations	(157,988,067)	21,380,097

DISTRIBUTIONS
From distributable earnings
Investor Class	(87,177)	(336,421)
Class A	(250,927)	(584,781)
Class C	(48,614)	(198,520)
Class I	(22,516,224)	(55,637,740)
Net Decrease in Net Assets from Distributions	(22,902,942)	(56,757,462)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Investor Class	1,025,742	4,281,016
Class A	3,344,923	19,688,892
Class C	768,579	2,181,358
Class I	516,685,189	874,175,506
Dividends reinvested
Investor Class	76,952	280,200
Class A	225,674	530,643
Class C	38,951	153,422
Class I	15,020,380	37,592,642
Shares redeemed, net of redemption fees
Investor Class	(3,501,240)	(4,826,938)
Class A	(12,190,275)	(7,467,466)
Class C	(2,170,943)	(1,481,119)
Class I	(435,622,185)	(470,271,790)
Net Increase in Net Assets Derived from Beneficial Interest Transactions	83,701,747	454,836,366

Net increase/(decrease) in net assets	(97,189,262)	419,459,001

NET ASSETS
Beginning of period	1,782,876,924	1,363,417,923
End of period	$1,685,687,662	$1,782,876,924

See Notes to Financial Statements.

106 | April 30, 2022

ALPS | Smith Credit Opportunities Fund

Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
OPERATIONS
Net investment income	$5,093,027	$3,377,181
Net realized gain/(loss)	(7,019,175)	1,092,257
Net change in unrealized appreciation/(depreciation)	(23,490,442)	1,003,450
Net Increase/(Decrease) in Net Assets Resulting from Operations	(25,416,590)	5,472,888

DISTRIBUTIONS
From distributable earnings
Investor Class	(125,482)	(116,811)
Class A	(22,256)	(30,109)
Class C	(10,044)	(10,784)
Class I	(6,063,375)	(3,347,171)
Net Decrease in Net Assets from Distributions	(6,221,157)	(3,504,875)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Investor Class	675,678	7,838,750
Class A	–	166,565
Class C	–	160,000
Class I	67,062,392	310,405,806
Dividends reinvested
Investor Class	125,286	108,253
Class A	3,173	3,391
Class C	567	58
Class I	4,982,938	2,190,246
Shares redeemed
Investor Class	(657,352)	(1,873,870)
Class C	(9,912)	–
Class I	(75,573,184)	(40,909,390)
Net Increase/(Decrease) in Net Assets Derived from Beneficial Interest Transactions	(3,390,414)	278,089,809

Net increase/(decrease) in net assets	(35,028,161)	280,057,822

NET ASSETS
Beginning of period	307,302,298	27,244,476
End of period	$272,274,137	$307,302,298

See Notes to Financial Statements.

107 | April 30, 2022

ALPS | Smith Balanced Opportunity Fund

Statement of Changes in Net Assets

	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
OPERATIONS
Net investment income	$137,672	$170,843
Net realized loss	(341,038)	(23,464)
Net change in unrealized appreciation/(depreciation)	(3,010,748)	4,462,821
Net Increase/(Decrease) in Net Assets Resulting from Operations	(3,214,114)	4,610,200

DISTRIBUTIONS
From distributable earnings
Investor Class	(3,681)	(3,280)
Class A	(5,870)	(5,331)
Class C	(1,577)	(268)
Class I	(223,564)	(184,448)
Net Decrease in Net Assets from Distributions	(234,692)	(193,327)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Investor Class	1,529	45,545
Class A	48,750	–
Class C	18,793	–
Class I	8,215,309	22,130,170
Dividends reinvested
Investor Class	808	510
Class A	136	–
Class C	47	–
Class I	145,411	103,203
Shares redeemed
Investor Class	(11,673)	(5,641)
Class A	(862)	–
Class I	(11,842,826)	(1,042,715)
Net Increase/(Decrease) in Net Assets Derived from Beneficial Interest Transactions	(3,424,578)	21,231,072

Net increase/(decrease) in net assets	(6,873,384)	25,647,945

NET ASSETS
Beginning of period	40,020,332	14,372,387
End of period	$33,146,948	$40,020,332

See Notes to Financial Statements.

108 | April 30, 2022

ALPS | Smith Short Duration Bond Fund – Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Period July 2, 2018 (Commencement of Operations) to October 31, 2018
Net asset value, beginning of period	$10.57		$10.62	$10.25	$9.98	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.05	0.11	0.23	0.07
Net realized and unrealized gain/(loss)	(0.33)		0.03	0.48	0.27	(0.04)
Total from investment operations	(0.30)		0.08	0.59	0.50	0.03

DISTRIBUTIONS:
From net investment income	(0.03)		(0.05)	(0.14)	(0.22)	(0.05)
From net realized gains	(0.03)		(0.08)	(0.08)	(0.01)	–
Total distributions	(0.06)		(0.13)	(0.22)	(0.23)	(0.05)

Net increase/(decrease) in net asset value	(0.36)		(0.05)	0.37	0.27	(0.02)
Net asset value, end of period	$10.21		$10.57	$10.62	$10.25	$9.98
TOTAL RETURN(b)	(2.91)%		0.77%	5.85%	5.04%	0.25%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$4,381		$10,194	$9,100	$519	$491
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.88	%(c)	0.90%	0.95%	1.10%	2.79	%(c)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.79	%(c)	0.76%	0.78%	0.76%	0.89	%(c)
Ratio of net investment income to average net assets	0.53	%(c)	0.51%	1.02%	2.22%	1.93	%(c)
Portfolio turnover rate(d)	67%		165%	457%	639%	266%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

109 | April 30, 2022

ALPS | Smith Short Duration Bond Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Period July 2, 2018 (Commencement of Operations) to October 31, 2018
Net asset value, beginning of period	$10.56		$10.61	$10.24	$9.98	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.05	0.12	0.22	0.06
Net realized and unrealized gain/(loss)	(0.32)		0.03	0.47	0.27	(0.03)
Total from investment operations	(0.29)		0.08	0.59	0.49	0.03

DISTRIBUTIONS:
From net investment income	(0.03)		(0.05)	(0.14)	(0.22)	(0.05)
From net realized gains	(0.03)		(0.08)	(0.08)	(0.01)	–
Total distributions	(0.06)		(0.13)	(0.22)	(0.23)	(0.05)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	-		-	-	0.00 (b)	-
Net increase/(decrease) in net asset value	(0.35)		(0.05)	0.37	0.26	(0.02)
Net asset value, end of period	$10.21		$10.56	$10.61	$10.24	$9.98
TOTAL RETURN(c)	(2.80)%		0.77%	5.84%	4.96%	0.27%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$16,201		$16,868	$3,702	$471	$110
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.82	%(d)	0.84%	0.94%	1.09%	4.28	%(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.77	%(d)	0.76%	0.77%	0.74%	0.89	%(d)
Ratio of net investment income to average net assets	0.58	%(d)	0.51%	1.10%	2.17%	1.86	%(d)
Portfolio turnover rate(e)	67%		165%	457%	639%	266%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

110 | April 30, 2022

ALPS | Smith Short Duration Bond Fund – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021		For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Period July 2, 2018 (Commencement of Operations) to October 31, 2018
Net asset value, beginning of period	$10.53		$10.61		$10.24	$9.98	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(a)	(0.01)		(0.02)		0.05	0.15	0.05
Net realized and unrealized gain/(loss)	(0.32)		0.02		0.47	0.27	(0.04)
Total from investment operations	(0.33)		–		0.52	0.42	0.01

DISTRIBUTIONS:
From net investment income	(0.00	)(b)	(0.00	)(b)	(0.07)	(0.15)	(0.03)
From net realized gains	(0.03)		(0.08)		(0.08)	(0.01)	–
Total distributions	(0.03)		(0.08)		(0.15)	(0.16)	(0.03)

Net increase/(decrease) in net asset value	(0.36)		(0.08)		0.37	0.26	(0.02)
Net asset value, end of period	$10.17		$10.53		$10.61	$10.24	$9.98
TOTAL RETURN(c)	(3.16)%		(0.01)%		5.10%	4.19%	0.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$2,968		$3,472		$2,193	$497	$370
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.53	%(d)	1.55%		1.67%	1.83%	3.54	%(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.49	%(d)	1.49%		1.49%	1.49%	1.48	%(d)
Ratio of net investment income/(loss) to average net assets	(0.15	)%(d)	(0.22)%		0.46%	1.48%	1.35	%(d)
Portfolio turnover rate(e)	67%		165%		457%	639%	266%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

111 | April 30, 2022

ALPS | Smith Short Duration Bond Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Period July 2, 2018 (Commencement of Operations) to October 31, 2018
Net asset value, beginning of period	$10.57		$10.62	$10.25	$9.99	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.08	0.16	0.25	0.08
Net realized and unrealized gain/(loss)	(0.33)		0.03	0.46	0.26	(0.03)
Total from investment operations	(0.28)		0.11	0.62	0.51	0.05

DISTRIBUTIONS:
From net investment income	(0.04)		(0.08)	(0.17)	(0.25)	(0.06)
From net realized gains	(0.03)		(0.08)	(0.08)	(0.01)	–
Total distributions	(0.07)		(0.16)	(0.25)	(0.26)	(0.06)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		–	0.00 (b)	0.01	0.00	(b)
Net increase/(decrease) in net asset value	(0.35)		(0.05)	0.37	0.26	(0.01)
Net asset value, end of period	$10.22		$10.57	$10.62	$10.25	$9.99
TOTAL RETURN(c)	(2.66)%		1.05%	6.12%	5.21%	0.50%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$651,758		$492,215	$166,817	$44,916	$13,601
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.54	%(d)	0.58%	0.70%	0.82%	1.70	%(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.49	%(d)	0.49%	0.49%	0.49%	0.49	%(d)
Ratio of net investment income to average net assets	0.88	%(d)	0.77%	1.52%	2.46%	2.36	%(d)
Portfolio turnover rate(e)	67%		165%	457%	639%	266%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

112 | April 30, 2022

ALPS | Smith Total Return Bond Fund – Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Period July 2, 2018 (Commencement of Operations) to October 31, 2018
Net asset value, beginning of period	$11.23		$11.46	$10.99	$10.05	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.18	0.19	0.22	0.07
Net realized and unrealized gain/(loss)	(1.08)		(0.03)	0.57	0.95	0.03
Total from investment operations	(0.96)		0.15	0.76	1.17	0.10

DISTRIBUTIONS:
From net investment income	(0.12)		(0.19)	(0.19)	(0.21)	(0.05)
From net realized gains	–		(0.19)	(0.10)	(0.02)	–
Total distributions	(0.12)		(0.38)	(0.29)	(0.23)	(0.05)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		–	0.00 (b)	0.00 (b)	–
Net increase/(decrease) in net asset value	(1.08)		(0.23)	0.47	0.94	0.05
Net asset value, end of period	$10.15		$11.23	$11.46	$10.99	$10.05
TOTAL RETURN(c)	(8.59)%		1.26%	6.95%	11.77%	1.00%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$6,468		$9,605	$10,109	$4,121	$345
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.97	%(d)	0.98%	1.01%	1.07%	2.97	%(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.93	%(d)	0.95%	0.96%	0.96%	1.07	%(d)
Ratio of net investment income to average net assets	2.20	%(d)	1.55%	1.66%	2.05%	2.20	%(d)
Portfolio turnover rate(e)	112%		178%	360%	489%	345%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

113 | April 30, 2022

ALPS | Smith Total Return Bond Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Period July 2, 2018 (Commencement of Operations) to October 31, 2018
Net asset value, beginning of period	$11.23		$11.46	$10.99	$10.05	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.18	0.19	0.21	0.07
Net realized and unrealized gain/(loss)	(1.07)		(0.03)	0.57	0.97	0.03
Total from investment operations	(0.95)		0.15	0.76	1.18	0.10

DISTRIBUTIONS:
From net investment income	(0.12)		(0.19)	(0.19)	(0.22)	(0.05)
From net realized gains	–		(0.19)	(0.10)	(0.02)	–
Total distributions	(0.12)		(0.38)	(0.29)	(0.24)	(0.05)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		–	0.00 (b)	0.00 (b)	–
Net increase/(decrease) in net asset value	(1.07)		(0.23)	0.47	0.94	0.05
Net asset value, end of period	$10.16		$11.23	$11.46	$10.99	$10.05
TOTAL RETURN(c)	(8.50)%		1.27%	6.96%	11.79%	1.04%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$16,609		$27,342	$15,016	$7,929	$136
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.97	%(d)	0.97%	0.99%	1.05%	3.96	%(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.94	%(d)	0.94%	0.95%	0.95%	1.07	%(d)
Ratio of net investment income to average net assets	2.19	%(d)	1.57%	1.66%	1.91%	2.10	%(d)
Portfolio turnover rate(e)	112%		178%	360%	489%	345%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

114 | April 30, 2022

ALPS | Smith Total Return Bond Fund – Class C
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Period July 2, 2018 (Commencement of Operations) to October 31, 2018
Net asset value, beginning of period	$11.21		$11.44	$10.97	$10.04	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.08		0.09	0.11	0.13	0.05
Net realized and unrealized gain/(loss)	(1.08)		(0.02)	0.57	0.97	0.03
Total from investment operations	(1.00)		0.07	0.68	1.10	0.08

DISTRIBUTIONS:
From net investment income	(0.08)		(0.11)	(0.11)	(0.15)	(0.04)
From net realized gains	–		(0.19)	(0.10)	(0.02)	–
Total distributions	(0.08)		(0.30)	(0.21)	(0.17)	(0.04)

Net increase/(decrease) in net asset value	(1.08)		(0.23)	0.47	0.93	0.04
Net asset value, end of period	$10.13		$11.21	$11.44	$10.97	$10.04
TOTAL RETURN(b)	(8.93)%		0.55%	6.23%	10.98%	0.79%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$5,201		$7,184	$6,508	$1,727	$121
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.71	%(c)	1.71%	1.72%	1.79%	4.69	%(c)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.64	%(c)	1.66%	1.67%	1.67%	1.67	%(c)
Ratio of net investment income to average net assets	1.50	%(c)	0.83%	0.94%	1.20%	1.49	%(c)
Portfolio turnover rate(d)	112%		178%	360%	489%	345%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

115 | April 30, 2022

ALPS | Smith Total Return Bond Fund – Class I
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Period July 2, 2018 (Commencement of Operations) to October 31, 2018
Net asset value, beginning of period	$11.22		$11.46	$10.99	$10.04	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.21	0.22	0.24	0.09
Net realized and unrealized gain/(loss)	(1.06)		(0.04)	0.57	0.97	0.02
Total from investment operations	(0.93)		0.17	0.79	1.21	0.11

DISTRIBUTIONS:
From net investment income	(0.14)		(0.22)	(0.22)	(0.24)	(0.07)
From net realized gains	–		(0.19)	(0.10)	(0.02)	–
Total distributions	(0.14)		(0.41)	(0.32)	(0.26)	(0.07)

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		–	0.00 (b)	0.00 (b)	–
Net increase/(decrease) in net asset value	(1.07)		(0.24)	0.47	0.95	0.04
Net asset value, end of period	$10.15		$11.22	$11.46	$10.99	$10.04
TOTAL RETURN(c)	(8.37)%		1.47%	7.26%	12.19%	1.09%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$1,657,409		$1,738,746	$1,331,786	$365,930	$10,495
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.72	%(d)	0.73%	0.72%	0.76%	2.18	%(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.64	%(d)	0.66%	0.67%	0.67%	0.67	%(d)
Ratio of net investment income to average net assets	2.50	%(d)	1.84%	1.94%	2.22%	2.64	%(d)
Portfolio turnover rate(e)	112%		178%	360%	489%	345%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. (d) Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

116 | April 30, 2022

ALPS | Smith Credit Opportunities Fund – Investor Class
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021	For the Period September 16, 2020 (Commencement of Operations) to October 31, 2020
Net asset value, beginning of period	$10.45		$9.96	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.25	0.02
Net realized and unrealized gain/(loss)	(0.98)		0.51	(0.04)
Total from investment operations	(0.83)		0.76	(0.02)

DISTRIBUTIONS:
From net investment income	(0.15)		(0.25)	(0.02)
From net realized gains	(0.04)		(0.02)	–
Total distributions	(0.19)		(0.27)	(0.02)

Net increase/(decrease) in net asset value	(1.02)		0.49	(0.04)
Net asset value, end of period	$9.43		$10.45	$9.96
TOTAL RETURN(b)	(8.04)%		7.63%	(0.23)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$6,340		$6,869	$699
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.20	%(c)	1.25%	2.36	%(c)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.20	%(c)	1.19%	1.20	%(c)
Ratio of net investment income to average net assets	3.05	%(c)	2.35%	1.37	%(c)
Portfolio turnover rate(d)	92%		211%	66%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

117 | April 30, 2022

ALPS | Smith Credit Opportunities Fund – Class A
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021	For the Period September 16, 2020 (Commencement of Operations) to October 31, 2020
Net asset value, beginning of period	$10.45		$9.96	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.15		0.25	0.02
Net realized and unrealized gain/(loss)	(0.98)		0.51	(0.04)
Total from investment operations	(0.83)		0.76	(0.02)

DISTRIBUTIONS:
From net investment income	(0.15)		(0.25)	(0.02)
From net realized gains	(0.04)		(0.02)	–
Total distributions	(0.19)		(0.27)	(0.02)

Net increase/(decrease) in net asset value	(1.02)		0.49	(0.04)
Net asset value, end of period	$9.43		$10.45	$9.96
TOTAL RETURN(b)	(8.03)%		7.65%	(0.22)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$1,102		$1,217	$996
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.20	%(c)	1.26%	2.38	%(c)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.20	%(c)	1.16%	1.20	%(c)
Ratio of net investment income to average net assets	3.05	%(c)	2.41%	1.33	%(c)
Portfolio turnover rate(d)	92%		211%	66%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

118 | April 30, 2022

ALPS | Smith Credit Opportunities Fund – Class C
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021	For the Period September 16, 2020 (Commencement of Operations) to October 31, 2020
Net asset value, beginning of period	$10.45		$9.96	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.12		0.17	0.01
Net realized and unrealized gain/(loss)	(0.98)		0.52	(0.04)
Total from investment operations	(0.86)		0.69	(0.03)

DISTRIBUTIONS:
From net investment income	(0.12)		(0.18)	(0.01)
From net realized gains	(0.04)		(0.02)	–
Total distributions	(0.16)		(0.19)	(0.01)

Net increase/(decrease) in net asset value	(1.02)		0.49	(0.04)
Net asset value, end of period	$9.43		$10.45	$9.96
TOTAL RETURN(b)	(8.36)%		6.88%	(0.31)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$607		$682	$498
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.90	%(c)	2.00%	3.09	%(c)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.90	%(c)	1.90%	1.90	%(c)
Ratio of net investment income to average net assets	2.35	%(c)	1.67%	0.63	%(c)
Portfolio turnover rate(d)	92%		211%	66%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

119 | April 30, 2022

ALPS | Smith Credit Opportunities Fund – Class I
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021	For the Period September 16, 2020 (Commencement of Operations) to October 31, 2020
Net asset value, beginning of period	$10.45		$9.97	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.17		0.28	0.02
Net realized and unrealized gain/(loss)	(0.97)		0.50	(0.03)
Total from investment operations	(0.80)		0.78	(0.01)

DISTRIBUTIONS:
From net investment income	(0.17)		(0.28)	(0.02)
From net realized gains	(0.04)		(0.02)	–
Total distributions	(0.21)		(0.30)	(0.02)

Net increase/(decrease) in net asset value	(1.01)		0.48	(0.03)
Net asset value, end of period	$9.44		$10.45	$9.97
TOTAL RETURN(b)	(7.80)%		7.83%	(0.15)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$264,224		$298,535	$25,051
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.91	%(c)	1.03%	1.86	%(c)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.90	%(c)	0.90%	0.90	%(c)
Ratio of net investment income to average net assets	3.35	%(c)	2.66%	1.79	%(c)
Portfolio turnover rate(d)	92%		211%	66%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

120 | April 30, 2022

ALPS | Smith Balanced Opportunity Fund – Investor Class
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021	For the Period September 16, 2020 (Commencement of Operations) to October 31, 2020
Net asset value, beginning of period	$12.19		$9.88	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.04	0.00	(b)
Net realized and unrealized gain/(loss)	(1.12)		2.32	(0.12)
Total from investment operations	(1.09)		2.36	(0.12)

DISTRIBUTIONS:
From net investment income	(0.03)		(0.05)	(0.00	)(b)
From net realized gains	(0.02)		–	–
Total distributions	(0.05)		(0.05)	(0.00	)(b)

Net increase/(decrease) in net asset value	(1.14)		2.31	(0.12)
Net asset value, end of period	$11.05		$12.19	$9.88
TOTAL RETURN(c)	(8.92)%		23.95%	(1.18)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$701		$784	$601
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.59	%(d)	1.67%	3.00	%(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.15	%(d)	1.12%	1.15	%(d)
Ratio of net investment income to average net assets	0.57	%(d)	0.38%	0.25	%(d)
Portfolio turnover rate(e)	61%		126%	26%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

121 | April 30, 2022

ALPS | Smith Balanced Opportunity Fund – Class A
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021	For the Period September 16, 2020 (Commencement of Operations) to October 31, 2020
Net asset value, beginning of period	$12.19		$9.88	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.03		0.04	0.00	(b)
Net realized and unrealized gain/(loss)	(1.12)		2.32	(0.12)
Total from investment operations	(1.09)		2.36	(0.12)

DISTRIBUTIONS:
From net investment income	(0.03)		(0.05)	(0.00	)(b)
From net realized gains	(0.02)		–	–
Total distributions	(0.05)		(0.05)	(0.00	)(b)

Net increase/(decrease) in net asset value	(1.14)		2.31	(0.12)
Net asset value, end of period	$11.05		$12.19	$9.88
TOTAL RETURN(c)	(8.92)%		23.96%	(1.16)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$1,149		$1,219	$988
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.59	%(d)	1.66%	3.03	%(d)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.15	%(d)	1.11%	1.15	%(d)
Ratio of net investment income to average net assets	0.57	%(d)	0.39%	0.26	%(d)
Portfolio turnover rate(e)	61%		126%	26%

(a)	Calculated using the average shares method.
(b)	Less than $0.005 or ($0.005) per share.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(d)	Annualized.
(e)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

122 | April 30, 2022

ALPS | Smith Balanced Opportunity Fund – Class C
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021	For the Period September 16, 2020 (Commencement of Operations) to October 31, 2020
Net asset value, beginning of period	$12.14		$9.88	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss(a)	(0.01)		(0.04)	(0.01)
Net realized and unrealized gain/(loss)	(1.11)		2.31	(0.11)
Total from investment operations	(1.12)		2.27	(0.12)

DISTRIBUTIONS:
From net investment income	(0.01)		(0.01)	–
From net realized gains	(0.02)		–	–
Total distributions	(0.03)		(0.01)	–

Net increase/(decrease) in net asset value	(1.15)		2.26	(0.12)
Net asset value, end of period	$10.99		$12.14	$9.88
TOTAL RETURN(b)	(9.24)%		22.93%	(1.20)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$567		$607	$494
Ratio of expenses to average net assets excluding fee waivers and reimbursements	2.29	%(c)	2.40%	3.73	%(c)
Ratio of expenses to average net assets including fee waivers and reimbursements	1.85	%(c)	1.85%	1.85	%(c)
Ratio of net investment loss to average net assets	(0.13	)%(c)	(0.35)%	(0.44	)%(c)
Portfolio turnover rate(d)	61%		126%	26%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

123 | April 30, 2022

ALPS | Smith Balanced Opportunity Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021	For the Period September 16, 2020 (Commencement of Operations) to October 31, 2020
Net asset value, beginning of period	$12.19		$9.88	$10.00

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.05		0.08	0.01
Net realized and unrealized gain/(loss)	(1.12)		2.31	(0.12)
Total from investment operations	(1.07)		2.39	(0.11)

DISTRIBUTIONS:
From net investment income	(0.05)		(0.08)	(0.01)
From net realized gains	(0.02)		–	–
Total distributions	(0.07)		(0.08)	(0.01)

Net increase/(decrease) in net asset value	(1.14)		2.31	(0.12)
Net asset value, end of period	$11.05		$12.19	$9.88
TOTAL RETURN(b)	(8.78)%		24.28%	(1.15)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$30,730		$37,410	$12,289
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.40	%(c)	1.39%	2.69	%(c)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.85	%(c)	0.85%	0.85	%(c)
Ratio of net investment income to average net assets	0.87	%(c)	0.67%	0.57	%(c)
Portfolio turnover rate(d)	61%		126%	26%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

124 | April 30, 2022

ALPS | Red Rocks Global Opportunity Fund

Management Commentary	April 30, 2022 (Unaudited)

Semi-Annual Commentary and Outlook

Global equity markets had a difficult six months ending April 30, 2022 following a number of negative issues, some existing and some quite new. Issues from the fourth quarter of 2021 that remained and deepened were supply chain stress and a surprisingly strong rise in inflation which propelled interest rates higher. The Federal Reserve Bank’s pace of boosting rates has been a constant topic for the markets and we saw the first Fed action in March of 2022.

New issues arose as the omicron strain of Covid-19 dampened economic activity in January and February but subsided considerably in March. The Ukraine invasion boosted energy prices further on top of already high and rising inflation. Also, Covid-19 spikes have led to new lockdowns in China which will further exacerbate supply chain difficulties. Equity valuations do not normally like uncertainties when looking ahead. Now we have a plethora of issues to digest.

Larger market capitalization stocks in the U.S. fared better than global stocks in the period. The S&P 500 Index was down 9.7% while smaller capitalizations represented by the Russell 2000 Index was down 18.4%. The MSCI Europe Index declined 11.2% and the Morningstar Developed Markets Index (net) of large capitalization stocks globally was down 11.8%.

The prospect of multiple Fed rate increases and higher treasury rates pushed the U.S. Dollar Index up 9.7% in the period. The 2-year bond rose from .73% at year-end 2021 to close at 2.71% on April 30, 2022. Likewise, the 5-year bond rose from 1.26% to 2.95%. And finally, the 10-year bond rose from 1.51% to 2.93% at April 30 end.

Portfolio Review

For the six months ending April 30, 2022, the fund’s investor shares (LPEFX) fell by 19.8% compared with the primary benchmark Morningstar Developed Markets Index, which was down 11.8%. The Global Listed Private Equity Index was down 27.3%. The fund underperformed due to a relatively heavy weighting in financials and no exposure to energy stocks which were up over 25%. The U.S. Dollar strength hurt the fund approximately 1.4% versus the primary benchmark. Also, large market capitalization stocks outperformed mid and small capitalization companies.

Net contributors to performance included:

•	Brookfield Infrastructure
•	HG Capital
•	Costco Wholesale Corp.

Net detractors from performance included:

•	Partners Group Holding
•	KKR & Co.
•	IAC/Interactive Corp.

We added 5 names to the fund, and a total of 7 securities, which included three preferred stock positions for Compass Diversified. We sold 5 names to end the half with 52 holdings.

Outlook

Global stocks and bonds finished 2021 on a tear while ignoring looming risks such as global supply chain imbalances and valuations which assumed only temporary inflation. Equity and bond markets have digested additional risks in an orderly manner without significant liquidity jolts as seen historically. The Federal Reserve would have removed accommodation faster if not for the onset of war and renewed pandemic fears. Otherwise, stocks would have been weaker.

The deflationary effect from global trade may have reached a turning point. The return of inflation is finally providing an opportunity for governments to begin removing support via extremely low interest rates and fiscal deficits. This is vital for the long-term health of capital markets and efficient price discovery.

Stock markets will continue to be volatile for the remainder of 2022 until there is certainty to the interest rate cycle. Forecasts for tightening monetary policy globally has likely been too aggressive. Thus far this cycle has been driven by supply constraints. However, rapid energy price shocks globally and slow growth in China from pandemic lockdowns is beginning to dampen consumer demand. This raises the risk of the Federal Reserve tightening too fast.

We target companies active in mergers and acquisitions (M&A) to strengthen product lines or profit from disposing of maturing businesses. As the interest rate picture becomes clearer, we believe the M&A environment will pick up swiftly as valuations are much more attractive. We haven’t seen much of that in the last few years. Can’t wait!

We thank you for your confidence.

Andrew Drummond	Kirk McCown
Portfolio Manager	Portfolio Manager

125 | April 30, 2022

ALPS | Red Rocks Global Opportunity Fund

Management Commentary	April 30, 2022 (Unaudited)

The views of the authors and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed are those of the authors only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither ALPS, Advisors, Inc., Red Rocks Capital, LLC, nor the Fund accepts any liability for losses either direct or consequential caused by the use of this information.

Diversification cannot guarantee gain or prevent losses.

Past performance is no guarantee of future results. Dividends are not guaranteed and are subject to change or elimination. Investments in international and emerging markets securities include exposure to risks such as currency fluctuations, foreign taxes and regulations, and the potential for illiquid markets and political instability.

ALPS Portfolio Solutions Distributor, Inc., ALPS Distributors, Inc. and ALPS Advisors Inc. are affiliated.

126 | April 30, 2022

ALPS | Red Rocks Global Opportunity Fund

Performance Update	April 30, 2022 (Unaudited)

Performance of $10,000 Initial Investment (as of April 30, 2022)

Comparison of change in value of a $10,000 investment

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of April 30, 2022)

	6 Month	1 Year	3 Year	5 Year	10 Year	Total Expense Ratio	What You Pay*
Investor# (NAV)	-19.82%	-10.47%	8.20%	8.40%	11.03%	1.94%	1.94%
Class A (NAV)	-19.92%	-10.55%	8.18%	8.38%	11.03%	1.94%	1.94%
Class A (MOP)	-24.29%	-15.49%	6.18%	7.16%	10.41%
Class C (NAV)	-20.06%	-11.05%	7.40%	7.59%	10.24%	2.59%	2.59%
Class C (CDSC)	-20.67%	-11.73%	7.40%	7.59%	10.24%
Class I	-19.60%	-10.16%	8.48%	8.67%	11.35%	1.59%	1.59%
Class R	-19.77%	-10.59%	7.96%	8.20%	10.91%	2.04%	2.04%
Morningstar Developed Markets Index[1]	-11.82%	-4.81%	9.83%	9.70%	9.93%
Red Rocks Global Listed Private Equity Index[2]	-27.33%	-18.70%	6.77%	7.20%	10.54%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-866-759-5679.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 5.50%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load). A Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase, and on Class A shares redeemed within the first 18 months after a purchase in excess of $1 million. The Fund imposes a 2.00% redemption fee on shares held for less than 90 days.

127 | April 30, 2022

ALPS | Red Rocks Global Opportunity Fund

Performance Update	April 30, 2022 (Unaudited)

Performance shown for Class A shares prior to June 12, 2018 reflects the historical performance of the Fund’s Investor shares, calculated using the fees and expenses of Class A shares.

Fund Inception date of December 31, 2007 for Investor Class, Class I, and Class R; Fund Inception date June 30, 2010 for Class C; Fund Inception date June 12, 2018 for Class A.

[1]	The Morningstar Developed Market Index measures the performance of developed regional markets targeting the top 97% of stocks by market capitalization. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly in an index.
2	The Red Rocks Global Listed Private Equity Index includes securities, ADRs and GDRs of 40 to 75 private equity companies, including business development companies, master limited partnerships and other vehicles whose principal business is to invest in, lend capital to or provide services to privately held companies. The Red Rocks Global Listed Private Equity Index is managed by the Fund’s Sub-Advisor. An investor may not invest directly in an index.
*	What You Pay reflects the Advisor's and Sub-Advisor’s decision to contractually limit expenses through February 28, 2023, and Acquired Fund Fees and Expenses of 0.39%. Please see the current prospectus dated February 28, 2022 for additional information.
#	Prior to December 1, 2017, Investor Class was known as Class A.

Prior to March 31, 2020, the ALPS | Red Rocks Global Opportunity Fund was known as the ALPS | Red Rocks Listed Private Equity Fund.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This Fund is not suitable for all investors and is subject to investment risks, including possible loss of the principal amount invested.

Listed Private Equity Companies are subject to various risks depending on their underlying investments, which could include, but are not limited to, additional liquidity risk, industry risk, non-U.S. security risk, currency risk, credit risk, managed portfolio risk and derivatives risk (derivatives risk is the risk that the value of the Listed Private Equity Companies’ derivative investments will fall because of pricing difficulties or lack of correlation with the underlying investment).

There are inherent risks in investing in private equity companies, which encompass financial institutions or vehicles whose principal business is to invest in and lend capital to privately held companies. Generally, little public information exists for private and thinly traded companies, and there is a risk that investors may not be able to make a fully informed investment decision.

Listed Private Equity Companies may have relatively concentrated investment portfolios, consisting of a relatively small number of holdings. A consequence of this limited number of investments is that the aggregate returns realized may be adversely impacted by the poor performance of a small number of investments, or even a single investment, particularly if a company experiences the need to write down the value of an investment.

Certain of the Fund’s investments may be exposed to liquidity risk due to low trading volume, lack of a market maker or legal restrictions limiting the ability of the Fund to sell particular securities at an advantageous price and/or time. As a result, these securities may be more difficult to value. Foreign investing involves special risks, such as currency fluctuations and political uncertainty. The Fund invests in derivatives and is subject to the risk that the value of those derivative investments will fall because of pricing difficulties or lack of correlation with the underlying investment.

There is no guarantee that the Fund will continue to hold any one particular security or stay invested in any one particular company. The composition of the Fund's top holdings is subject to change. Performance figures are historical and reflect the change in share price, reinvested distributions, changes in net asset value, sales charges and capital gains distributions, if any.

Not FDIC Insured – No Bank Guarantee – May Lose Value

128 | April 30, 2022

ALPS | Red Rocks Global Opportunity Fund

Performance Update	April 30, 2022 (Unaudited)

Top Ten Holdings (as a % of Net Assets) †

HarbourVest Global Private Equity, Ltd.	4.88%
Brederode SA	4.62%
Blackstone, Inc.	4.39%
HgCapital Trust PLC	3.93%
KKR & Co., Inc.	3.89%
FS KKR Capital Corp.	3.64%
3i Group PLC	3.34%
Partners Group Holding AG	3.31%
Thermo Fisher Scientific, Inc.	2.77%
Chemed Corp.	2.67%
Top Ten Holdings	37.44%

†	Holdings are subject to change and my not reflect the current or future position of the portfolio. Table presents indicative values only.

Industry Sector Allocation (as a % of Net Assets)

129 | April 30, 2022

ALPS | Red Rocks Global Opportunity Fund

Statement of Investments	April 30, 2022 (Unaudited)

	Shares	Value (Note 2)
CLOSED-END FUNDS (19.81%)
Aberdeen Private Equity Opportunities Trust PLC	257,251	$1,630,341
Oakley Capital Investments, Ltd.	235,000	1,276,564
Apax Global Alpha, Ltd.(a)(b)	365,000	851,219
HarbourVest Global Private Equity, Ltd.(c)	125,300	3,985,802
HBM Healthcare Investments AG, Class A	5,700	1,367,269
HgCapital Trust PLC	604,429	3,210,764
Pantheon International PLC Fund(c)	442,000	1,745,396
ICG Enterprise Trust PLC	92,299	1,287,918
Princess Private Equity Holding, Ltd.	63,000	828,710
TOTAL CLOSED-END FUNDS
(Cost $10,771,514)		16,183,983

COMMON STOCKS (75.86%)
Communications (6.17%)
Media (6.17%)
IAC/InterActiveCorp(c)	15,296	1,267,732
Liberty Broadband Corp., Class C(c)	14,800	1,654,936
Liberty Media Corp.-Liberty SiriusXM, Class A(c)	50,600	2,116,598
		5,039,266

TOTAL COMMUNICATIONS		5,039,266

Consumer Discretionary (3.30%)
Entertainment (2.27%)
Entain PLC(c)	53,000	995,888
Kindred Group PLC	98,000	859,204
		1,855,092

Retail (1.03%)
Wesfarmers, Ltd.	24,400	844,314

TOTAL CONSUMER DISCRETIONARY		2,699,406

Consumer Staples (3.23%)
Food (0.65%)
Schouw & Co. A/S	7,000	535,159

Retail (2.58%)
Costco Wholesale Corp.	3,960	2,105,611

TOTAL CONSUMER STAPLES		2,640,770

Financials (49.47%)
Banks (1.19%)
SVB Financial Group(c)	2,000	975,280

	Shares	Value (Note 2)
Diversified Financial Services (23.11%)
Apollo Global Management, Inc.	23,300	$1,159,408
Ares Management LP, Class A	20,700	1,370,754
Blackstone, Inc., Class A	35,300	3,585,421
Cannae Holdings, Inc.(c)	69,900	1,565,760
Carlyle Group, Inc.	43,700	1,585,873
Intermediate Capital Group PLC	91,600	1,752,902
KKR & Co., Inc., Class A	62,300	3,175,431
Mastercard, Inc., Class A	3,450	1,253,661
Partners Group Holding AG	2,550	2,701,718
StepStone Group, Inc., Class A	28,600	732,732
		18,883,660

Investment Companies (14.03%)
3i Group PLC	166,602	2,726,483
Chrysalis Investments, Ltd.(c)	362,000	729,464
Eurazeo SE	14,400	1,106,486
FS KKR Capital Corp.	142,000	2,974,900
Investor AB, B Shares	100,000	1,924,290
Mutares SE & Co. KGaA	36,500	834,203
Peugeot Invest	10,400	1,162,218
		11,458,044

Private Equity (9.23%)
Altamir	40,961	1,130,640
Brederode SA	29,652	3,778,285
Clairvest Group, Inc.	12,700	596,865
Molten Ventures PLC(c)	66,000	569,136
Ratos AB, B Shares	287,500	1,466,840
		7,541,766

Real Estate (1.91%)
Brookfield Asset Management, Inc., Class A	31,300	1,560,618

TOTAL FINANCIALS		40,419,368

Health Care (8.50%)
Health Care - Products (1.72%)
Danaher Corp.	5,600	1,406,328

Healthcare-Products (4.11%)
Stryker Corp.	4,500	1,085,670
Thermo Fisher Scientific, Inc.	4,100	2,266,972
		3,352,642

Healthcare-Services (2.67%)
Chemed Corp.	4,440	2,181,772

TOTAL HEALTH CARE		6,940,742

Technology (3.38%)
Software (3.38%)
Constellation Software, Inc.	950	1,495,175

See Notes to Financial Statements.

130 | April 30, 2022

ALPS | Red Rocks Global Opportunity Fund

Statement of Investments	April 30, 2022 (Unaudited)

	Shares	Value (Note 2)
Software (continued)
Fidelity National Information Services, Inc.	12,800	$1,269,120
		2,764,295

TOTAL TECHNOLOGY		2,764,295

Utilities (1.81%)
Electric (1.81%)
Brookfield Infrastructure Partners LP	23,700	1,479,591

TOTAL UTILITIES		1,479,591

TOTAL COMMON STOCKS
(Cost $54,600,584)		61,983,438

BUSINESS DEVELOPMENT COMPANIES (1.07%)
Financials (1.07%)
Investment Companies (1.07%)
Owl Rock Capital Corp.	61,000	872,910

TOTAL FINANCIALS		872,910

TOTAL BUSINESS DEVELOPMENT COMPANIES
(Cost $909,194)		872,910

PREFERRED STOCK (0.50%)
Financials (0.50%)
Investment Companies (0.50%)
Compass Diversified Holdings, Series A, 7.25%(d)	2,350	59,878
Compass Diversified Holdings, Series B, 3M US L + 4.985%(d)(e)	1,393	36,079
Compass Diversified Holdings, Series C, 7.875%(d)	11,972	309,117

TOTAL FINANCIALS		405,074

TOTAL PREFERRED STOCK
(Cost $397,207)		405,074

	7-Day Yield	Shares	Value (Note 2)
SHORT-TERM INVESTMENTS (2.03%)
Money Market Fund (2.03%)
State Street Institutional Treasury Plus Money Market Fund	0.317%	1,659,768	$1,659,768

TOTAL MONEY MARKET FUND			1,659,768

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,659,768)			1,659,768

TOTAL INVESTMENTS (99.27%)
(Cost $68,338,267)			$81,105,173

Assets In Excess Of Other Liabilities (0.73%)			597,845

NET ASSETS (100.00%)			$81,703,018

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of April 30, 2022, the aggregate market value of those securities was 851,219, representing 1.04% of net assets.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. As of April 30, 2022 the aggregate market value of those securities was $851,219 representing 1.04% of net assets.
(c)	Non-Income Producing Security.
(d)	Perpetual maturity. This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.
(e)	Floating or variable rate security. The reference rate is described above. The rate in effect as of April 30, 2022 is based on the reference rate plus the displayed spread as of the security's last reset date.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements.

131 | April 30, 2022

ALPS | Red Rocks Global Opportunity Fund

Statement of Assets and Liabilities	April 30, 2022 (Unaudited)

ASSETS
Investments, at value	$81,105,173
Receivable for investments sold	647,000
Receivable for shares sold	21,955
Dividends receivable	378,897
Prepaid expenses and other assets	24,269
Total Assets	82,177,294
LIABILITIES
Payable for investments purchased	217,701
Payable for shares redeemed	51,043
Investment advisory fees payable	63,150
Administration and transfer agency fees payable	29,049
Distribution and services fees payable	38,626
Trustees' fees and expenses payable	3,738
Professional fees payable	28,780
Custody fees payable	19,064
Accrued expenses and other liabilities	23,125
Total Liabilities	474,276
NET ASSETS	$81,703,018
NET ASSETS CONSIST OF
Paid-in capital	$80,322,104
Total distributable earnings	1,380,914
NET ASSETS	$81,703,018
INVESTMENTS, AT COST	$68,338,267
PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$5.90
Net Assets	$15,601,289
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	2,645,674
Class A:
Net Asset Value, offering and redemption price per share	$5.86
Net Assets	$4,041,722
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	689,204
Maximum offering price per share ((NAV/0.9450), based on maximum sales charge of 5.50% of the offering price)	$6.21
Class C:
Net Asset Value, offering and redemption price per share(a)	$5.25
Net Assets	$7,152,624
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,363,493
Class I:
Net Asset Value, offering and redemption price per share	$6.09
Net Assets	$49,767,873
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	8,176,603
Class R:
Net Asset Value, offering and redemption price per share	$4.39
Net Assets	$5,139,510
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,171,697

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements.

132 | April 30, 2022

ALPS | Red Rocks Global Opportunity Fund

Statement of Operations	For the Six Months Ended April 30, 2022 (Unaudited)

INVESTMENT INCOME
Dividends	$1,130,831
Foreign taxes withheld on dividends	(5,444)
Total Investment Income	1,125,387

EXPENSES
Investment advisory fees	419,642
Administrative fees	49,546
Transfer agency fees	33,224
Distribution and service fees
Investor Class	37,155
Class A	8,125
Class C	46,439
Class R	15,499
Professional fees	15,792
Reports to shareholders and printing fees	3,265
State registration fees	31,907
Insurance fees	601
Custody fees	5,497
Trustees' fees and expenses	2,668
Miscellaneous expenses	7,385
Total Expenses	676,745
Net Investment Income	448,642
Net realized gain on investments	4,571,165
Net realized loss on foreign currency transactions	(1,863)
Net Realized Gain	4,569,302
Net change in unrealized depreciation on investments	(25,868,344)
Net change in unrealized depreciation on translation of assets and liabilities denominated in foreign currencies	(23,733)
Net Change in Unrealized Depreciation	(25,892,077)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(21,322,775)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(20,874,133)

See Notes to Financial Statements.

133 | April 30, 2022

ALPS | Red Rocks Global Opportunity Fund

Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
OPERATIONS
Net investment income	$448,642	$101,787
Net realized gain	4,569,302	14,187,753
Net change in unrealized appreciation/(depreciation)	(25,892,077)	27,438,802
Net Increase/(Decrease) in Net Assets Resulting from Operations	(20,874,133)	41,728,342

TOTAL DISTRIBUTIONS
From distributable earnings
Investor Class	(4,401,059)	(718,013)
Class A	(913,115)	(119,340)
Class C	(2,483,588)	(439,224)
Class I	(14,277,811)	(2,461,061)
Class R	(1,815,477)	(291,941)
Net Decrease in Net Assets from Distributions	(23,891,050)	(4,029,579)

BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Investor Class	796,667	911,265
Class A	1,364,914	1,284,789
Class C	131,514	77,972
Class I	3,757,213	7,576,741
Class R	130,769	465,230
Dividends reinvested
Investor Class	3,571,315	569,108
Class A	749,895	83,596
Class C	1,998,640	367,738
Class I	12,833,066	2,258,632
Class R	1,815,477	291,941
Shares redeemed, net of redemption fees
Investor Class	(1,407,929)	(2,882,725)
Class A	(463,619)	(919,915)
Class C	(1,395,624)	(2,330,963)
Class I	(8,961,016)	(20,380,620)
Class R	(655,125)	(1,236,068)
Net Increase/(Decrease) in Net Assets Derived from Beneficial Interest Transactions	14,266,157	(13,863,279)

Net increase/(decrease) in net assets	(30,499,026)	23,835,484

NET ASSETS
Beginning of period	112,202,044	88,366,560
End of period	$81,703,018	$112,202,044

See Notes to Financial Statements.

134 | April 30, 2022

ALPS | Red Rocks Global Opportunity Fund – Investor Class

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020(a)	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018(b)	For the Year Ended October 31, 2017
Net asset value, beginning of period	$9.39		$6.47	$7.71	$6.79	$8.05	$6.29
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(c)	0.03		0.00 (d)	0.06	0.12	0.06	0.12
Net realized and unrealized gain/(loss)	(1.54)		3.22	(0.23)	1.09	(0.37)	1.74
Total from investment operations	(1.51)		3.22	(0.17)	1.21	(0.31)	1.86
DISTRIBUTIONS:
From net investment income	(1.25)		–	(0.60)	(0.06)	(0.70)	(0.10)
From net realized gains	(0.73)		(0.30)	(0.47)	(0.23)	(0.25)	–
Total distributions	(1.98)		(0.30)	(1.07)	(0.28)	(0.95)	(0.10)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		0.00 (d)	0.00 (d)	0.00 (d)	0.00 (d)	0.00 (d)
Net increase/(decrease) in net asset value	(3.49)		2.92	(1.24)	0.92	(1.26)	1.76
Net asset value, end of period	$5.90		$9.39	$6.47	$7.71	$6.79	$8.05
TOTAL RETURN(e)	(19.82)%		51.18%	(3.20)%	18.77%	(4.23)%	29.97%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$15,601		$20,967	$15,580	$25,061	$35,775	$55,538
Ratio of expenses to average net assets excluding fee waivers and reimbursements(f)	1.53	%(g)	1.49%	1.47%	1.44%	1.40%	1.38%
Ratio of expenses to average net assets including fee waivers and reimbursements(f)	1.53	%(g)	1.49%	1.47%	1.44%	1.40%	1.38%
Ratio of net investment income to average net assets(f)	0.75	%(g)	0.01%	0.86%	1.71%	0.86%	1.63%
Portfolio turnover rate(h)	9%		43%	41%	28%	29%	31%

(a)	Prior to March 31, 2020, the ALPS/Red Rocks Global Opportunity Fund was known as the ALPS/Red Rocks Listed Private Equity Fund.
(b)	Prior to December 1, 2017, Investor Class was known as Class A.
(c)	Calculated using the average shares method.
(d)	Less than $0.005 or ($0.005) per share.
(e)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(f)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.
(g)	Annualized.
(h)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

135 | April 30, 2022

ALPS | Red Rocks Global Opportunity Fund – Class A

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020(a)	For the Year Ended October 31, 2019	For the Period June 12, 2018 (Commencement of Operations) to October 31, 2018
Net asset value, beginning of period	$9.35		$6.45	$7.67	$6.79	$7.23

INCOME FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.03		0.00 (c)	0.04	0.20	0.01
Net realized and unrealized gain/(loss)	(1.54)		3.20	(0.20)	0.99	(0.45)
Total from investment operations	(1.51)		3.20	(0.16)	1.19	(0.44)

DISTRIBUTIONS:
From net investment income	(1.25)		–	(0.60)	(0.08)	–
From net realized gains	(0.73)		(0.30)	(0.47)	(0.23)	–
Total distributions	(1.98)		(0.30)	(1.07)	(0.31)	–

REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		0.00 (c)	0.01	–	–
Net increase/(decrease) in net asset value	(3.49)		2.90	(1.22)	0.88	(0.44)
Net asset value, end of period	$5.86		$9.35	$6.45	$7.67	$6.79
TOTAL RETURN(d)	(19.92)%		51.02%	(2.92)%	18.64%	(6.09)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$4,042		$4,188	$2,544	$790	$9
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.53	%(f)	1.47%	1.51%	1.48%	1.48	%(f)
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.53	%(f)	1.47%	1.51%	1.48%	1.48	%(f)
Ratio of net investment income to average net assets(e)	0.73	%(f)	0.05%	0.62%	2.74%	0.37	%(f)
Portfolio turnover rate(g)	9%		43%	41%	28%	29%

(a)	Prior to March 31, 2020, the ALPS/Red Rocks Global Opportunity Fund was known as the ALPS/Red Rocks Listed Private Equity Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.
(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

136 | April 30, 2022

ALPS | Red Rocks Global Opportunity Fund – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020(a)	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017
Net asset value, beginning of period	$8.59		$5.98	$7.25	$6.41	$7.66	$6.04
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.00	(c)	(0.06)	0.01	0.06	0.01	0.06
Net realized and unrealized gain/(loss)	(1.37)		2.97	(0.22)	1.03	(0.34)	1.65
Total from investment operations	(1.37)		2.91	(0.21)	1.09	(0.33)	1.71
DISTRIBUTIONS:
From net investment income	(1.24)		–	(0.59)	(0.02)	(0.67)	(0.09)
From net realized gains	(0.73)		(0.30)	(0.47)	(0.23)	(0.25)	–
Total distributions	(1.97)		(0.30)	(1.06)	(0.25)	(0.92)	(0.09)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		–	0.00 (c)	0.00 (c)	–	0.00 (c)
Net increase/(decrease) in net asset value	(3.34)		2.61	(1.27)	0.84	(1.25)	1.62
Net asset value, end of period	$5.25		$8.59	$5.98	$7.25	$6.41	$7.66
TOTAL RETURN(d)	(20.06)%		50.14%	(4.01)%	17.83%	(4.88)%	28.79%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$7,153		$10,883	$9,061	$16,256	$18,847	$18,981
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	2.18	%(f)	2.20%	2.22%	2.16%	2.12%	2.13%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	2.18	%(f)	2.20%	2.22%	2.16%	2.12%	2.13%
Ratio of net investment income/(loss) to average net assets(e)	0.10	%(f)	(0.73)%	0.12%	0.86%	0.15%	0.83%
Portfolio turnover rate(g)	9%		43%	41%	28%	29%	31%

(a)	Prior to March 31, 2020, the ALPS/Red Rocks Global Opportunity Fund was known as the ALPS/Red Rocks Listed Private Equity Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.
(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

137 | April 30, 2022

ALPS | Red Rocks Global Opportunity Fund – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020(a)	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017
Net asset value, beginning of period	$9.61		$6.61	$7.84	$6.92	$8.18	$6.39
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.04		0.02	0.07	0.13	0.09	0.13
Net realized and unrealized gain/(loss)	(1.57)		3.28	(0.23)	1.10	(0.37)	1.76
Total from investment operations	(1.53)		3.30	(0.16)	1.23	(0.28)	1.89
DISTRIBUTIONS:
From net investment income	(1.26)		–	(0.60)	(0.08)	(0.73)	(0.10)
From net realized gains	(0.73)		(0.30)	(0.47)	(0.23)	(0.25)	–
Total distributions	(1.99)		(0.30)	(1.07)	(0.31)	(0.98)	(0.10)
REDEMPTION FEES ADDED TO PAID-IN CAPITAL (NOTE 6)	–		0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)	0.00 (c)
Net increase/(decrease) in net asset value	(3.52)		3.00	(1.23)	0.92	(1.26)	1.79
Net asset value, end of period	$6.09		$9.61	$6.61	$7.84	$6.92	$8.18
TOTAL RETURN(d)	(19.60)%		51.31%	(2.93)%	18.98%	(3.87)%	30.09%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$49,768		$69,176	$55,950	$141,286	$174,034	$138,572
Ratio of expenses to average net assets excluding fee waivers and reimbursements(e)	1.16	%(f)	1.20%	1.22%	1.19%	1.15%	1.16%
Ratio of expenses to average net assets including fee waivers and reimbursements(e)	1.16	%(f)	1.20%	1.22%	1.19%	1.15%	1.16%
Ratio of net investment income to average net assets(e)	1.12	%(f)	0.29%	1.08%	1.80%	1.15%	1.85%
Portfolio turnover rate(g)	9%		43%	41%	28%	29%	31%

(a)	Prior to March 31, 2020, the ALPS/Red Rocks Global Opportunity Fund was known as the ALPS/Red Rocks Listed Private Equity Fund.
(b)	Calculated using the average shares method.
(c)	Less than $0.005 or ($0.005) per share.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(e)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.
(f)	Annualized.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

138 | April 30, 2022

ALPS | Red Rocks Global Opportunity Fund – Class R
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020(a)	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018	For the Year Ended October 31, 2017
Net asset value, beginning of period	$7.50		$5.23	$6.45	$5.75	$6.97	$5.48
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income/(loss)(b)	0.02		(0.01)	0.03	0.09	0.04	0.09
Net realized and unrealized gain/(loss)	(1.15)		2.58	(0.18)	0.90	(0.30)	1.50
Total from investment operations	(1.13)		2.57	(0.15)	0.99	(0.26)	1.59
DISTRIBUTIONS:
From net investment income	(1.25)		–	(0.60)	(0.06)	(0.71)	(0.10)
From net realized gains	(0.73)		(0.30)	(0.47)	(0.23)	(0.25)	–
Total distributions	(1.98)		(0.30)	(1.07)	(0.29)	(0.96)	(0.10)
Net increase/(decrease) in net asset value	(3.11)		2.27	(1.22)	0.70	(1.22)	1.49
Net asset value, end of period	$4.39		$7.50	$5.23	$6.45	$5.75	$6.97
TOTAL RETURN(c)	(19.77)%		50.86%	(3.56)%	18.47%	(4.31)%	29.51%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$5,140		$6,987	$5,231	$5,782	$4,684	$4,236
Ratio of expenses to average net assets excluding fee waivers and reimbursements(d)	1.63	%(e)	1.65%	1.68%	1.61%	1.57%	1.56%
Ratio of expenses to average net assets including fee waivers and reimbursements(d)	1.63	%(e)	1.65%	1.68%	1.61%	1.57%	1.56%
Ratio of net investment income/(loss) to average net assets(d)	0.64	%(e)	(0.17)%	0.61%	1.51%	0.70%	1.43%
Portfolio turnover rate(f)	9%		43%	41%	28%	29%	31%

(a)	Prior to March 31, 2020, the ALPS/Red Rocks Global Opportunity Fund was known as the ALPS/Red Rocks Listed Private Equity Fund.
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(d)	The ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Statement of Investments.
(e)	Annualized.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

139 | April 30, 2022

RiverFront Asset Allocation Growth & Income
Management Commentary	April 30, 2022 (Unaudited)

Six Months in Review:

Going into this review period, our investment team was focused on Four I’s: Inflation, Interest rates, Innovation, and Intrinsic value. However, it is the first two I’s that have garnered the attention of financial markets after headline inflation rose to 8.5% in March. Rising inflation has caused the Federal Reserve to raise interest rates quicker than previously anticipated. And in doing so, the Fed has been using all the tools at its disposal to lower inflation while trying to avoid a recession...in other words, they are attempting “a soft landing.” The Fed’s inflation-fighting efforts have certainly led to higher bond yields and as a by-product have been a compounding catalyst for a broad equity sell-off since early January of this year. While investors were preparing for slower earnings growth, equity market returns in the low to mid-single digits, and miniscule fixed income returns, few were prepared for the Fed to make an abrupt transition from very loose monetary policy to a very strict policy overnight. The abrupt about-face has uncharacteristically caused fixed income to experience price depreciation at the same time that equities are falling, thus compounding balanced portfolio losses, generally speaking. Heavily growth-oriented indices such as the S&P 500 (and the Nasdaq 100) are particularly sensitive to movements in rates and showed as much given their drawdowns in recent months. Valuation multiples of the S&P 500 and other equity indices have rerated down significantly since their highs at the end of last year, moving in conjunction with the rise in interest rates.

Outlook:

The investment environment has changed significantly since the end of 2021, and thus our outlook has adapted as well. For the next sixth months, our current outlook can be summarized in the following bullets:

•	The era of broad growth stock outperformance is likely over.
•	We believe the stock market will remain volatile for the foreseeable future.
•	Higher bond yields will continue to provide more income to offset potential losses from a further decline in bond prices.
•	We prefer ‘stocks that look like bonds’ (e.g., high dividend payers) and ‘bonds that look like stocks’ (e.g. short duration high yield).
•	While valuation is starting to appear more attractive, the next uncertainty for the S&P 500 could be related to a corporate earnings downturn, should a recession materialize.

During the period we used the following ETFs: iShares MSCI ACWI ETF (ACWI) and iShares Core US Aggregate Bond ETF (AGG) as proxies for the following indices: MSCI All Country World Index and Bloomberg Barclays US Aggregate Bond Index for purposes of discussing attribution.

RiverFront Asset Allocation Growth and Income

The portfolio outperformed relative to its benchmark (60% ACWI and 40% Bloomberg Barclays US Aggregate) for the six months. The top themes that affected performance during the six-month period are listed below:

Contributors:

•	Selection within domestic equities
•	Selection within traditional fixed income
•	Overweight allocation to cash

Detractors:

•	Underweight allocation to traditional fixed income
•	Selection within developed international equities
•	Underweight allocation to emerging market equities

Scott Hays, CFA

Senior Portfolio Manager

Past performance is no guarantee of future results. Dividends are not guaranteed and are subject to change or elimination. Investments in international and emerging markets securities include exposure to risks such as currency fluctuations, foreign taxes and regulations, and the potential for illiquid markets and political instability.

The views of the author and information discussed in this commentary are as of the date of publication, are subject to change, and may not reflect the writer's current views. The views expressed are those of the author only, and represent an assessment of market conditions at a specific point in time, are opinions only and should not be relied upon as investment advice regarding a particular investment or markets in general. Such information does not constitute a recommendation to buy or sell specific securities or investment vehicles. It should not be assumed that any investment will be profitable or will equal the performance of the fund(s) or any securities or any sectors mentioned in this letter. The subject matter contained in this letter has been derived from several sources believed to be reliable and accurate at the time of compilation. Neither ALPS Advisors, Inc., RiverFront Investment Group, LLC, nor the Funds accepts any liability for losses either direct or consequential caused by the use of this information.

Indices do not reflect deductions for fees, expenses, or taxes.

An investor may not invest directly in an index.

Diversification cannot guarantee gain or prevent losses.

ALPS Portfolio Solutions Distributor, Inc., ALPS Distributors, Inc. and ALPS Advisors Inc. are affiliated.

140 | April 30, 2022

RiverFront Asset Allocation Growth & Income
Performance Update	April 30, 2022 (Unaudited)

Performance of $10,000 Initial Investment (as of April 30, 2022)

Comparison of change in value of a $10,000 investment

The chart above represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Past performance does not guarantee future results. This chart does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Average Annual Total Returns (as of April 30, 2022)

	6 Month	1 Year	3 Years	5 Years	10 Years	Since Inception^	Total Expense Ratio	What You Pay*
Investor#**(NAV)	-7.88%	-3.48%	4.84%	4.78%	6.03%	6.35%	0.89%	0.89%
Class A (NAV)	-7.81%	-3.41%	4.86%	4.79%	6.04%	6.35%	0.89%	0.89%
Class A (MOP)	-12.88%	-8.74%	2.89%	3.62%	5.44%	5.84%
Class C** (NAV)	-8.21%	-4.22%	4.05%	4.00%	5.25%	5.55%	1.64%	1.64%
Class C** (CDSC)	-9.12%	-5.17%	4.05%	4.00%	5.25%	5.55%
Class I (NAV)	-7.74%	-3.20%	5.11%	5.06%	6.30%	6.62%	0.64%	0.64%
Morningstar Global Markets Index[1]	-11.85%	-6.22%	9.08%	9.14%	9.14%	9.10%
Bloomberg US Aggregate Bond Index[2]	-9.47%	-8.51%	0.38%	1.20%	1.73%	2.27%
60% Morningstar Global Markets Index / 40% Bloomberg US Aggregate Bond Index[3]	-10.82%	-7.01%	5.91%	6.21%	6.36%	6.59%
70% Morningstar Global Markets Index / 30% Bloomberg US Aggregate Bond[1,2]	-11.07%	-6.80%	6.75%	6.97%	7.08%	7.25%

Performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when sold or redeemed, may be worth more or less than the original cost. Current performance data may be higher or lower than actual data quoted. For the most current month-end performance data, please call 1-866-759-5679.

Maximum Offering Price (MOP) for Class A shares includes the Fund’s maximum sales charge of 5.50%. Performance shown at NAV does not include these sales charges and would have been lower had it been taken into account. If you invest $1 million or more, either as a lump sum or through the Fund’s accumulation or letter of intent programs, you can purchase Class A shares without an initial sales charge (load). A

141 | April 30, 2022

RiverFront Asset Allocation Growth & Income
Performance Update	April 30, 2022 (Unaudited)

Contingent Deferred Sales Charge (“CDSC”) of 1.00% may apply to Class C shares redeemed within the first 12 months after a purchase, and on Class A shares redeemed within the first 18 months after a purchase in excess of $1 million.

Performance shown for Class A shares prior to June 12, 2018 reflects the historical performance of the Fund’s Investor shares, calculated using the fees and expenses of Class A shares.

[1]	The Morningstar Global Market Index measures the performance of performance of the stocks located in the developed and emerging countries across the world. Stocks in the index are weighted by their float capital, which removes corporate cross ownership, government holdings and other locked-in shares. The index is not actively managed and does not reflect any deduction for fees, expenses or taxes. An investor may not invest directly in an index.

[2]	The Bloomberg U.S. Aggregate Bond Index is a broad-based benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, including Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM passthroughs), ABS, and CMBS. The index is not actively managed and does not reflect any deductions for fees, expenses or taxes. An investor may not invest directly in an index.

[3]	The 60% Morningstar Global Markets Index / 40% Bloomberg U.S. Aggregate Bond Index is replacing the 70% Morningstar Global Markets Index / 30% Bloomberg U.S. Aggregate Bond Index. The Adviser and Sub-Adviser made this recommendation to the Board because the new index closely aligns to the Fund’s investment strategies and investment restrictions. Information on both indices will be shown for a one year transition period.

^	Fund Inception date of August 2, 2010 for Investor Class and Classes C and I; Fund Inception date of June 12, 2018 for Class A.

*	What You Pay reflects Acquired Fund Fees and Expenses of 0.39%. Please see the prospectus dated February 28, 2022 for additional information.

**	Excludes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value and total return for shareholder transactions reported to the market may differ from the net asset value for financial reporting purposes.

#	Prior to December 1, 2017, Investor Class was known as Class A.

Prior to February 28, 2018, the RiverFront Asset Allocation Growth & Income was known as the RiverFront Dynamic Equity Income Fund.

The table does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This Fund is not suitable for all investors and is subject to investment risks, including possible loss of the principal amount invested.

There is no guarantee that the Fund will continue to hold any one particular security or stay invested in any one particular company. The composition of the Fund's top holdings is subject to change. Performance figures are historical and reflect the change in share price, reinvested distributions, changes in net asset value, sales charges and capital gains distributions, if any.

Not FDIC Insured – No Bank Guarantee – May Lose Value

Top Ten Holdings (as a % of Net Assets) †

RiverFront Dynamic US Dividend Advantage ETF	17.79%
iShares® Core S&P 500® ETF	16.12%
First Trust RiverFront Dynamic Developed International ETF	15.23%
iShares Core U.S. Aggregate Bond ETF	14.92%
RiverFront Dynamic Core Income ETF	11.50%
JPMorgan Equity Premium Income ETF	5.26%
iShares 0-3 Month Treasury Bond ETF	4.38%
First Trust RiverFront Dynamic Emerging Markets ETF	3.94%
iShares Global Infrastructure ETF	2.29%
Riverfront Strategic Income Fund	1.98%
Top Ten Holdings	93.41%

†	Holdings are subject to change, and may not reflect the current or future position of the portfolio. Table presents indicative values only. Excludes cash & cash equivalents.

Portfolio Composition (as a % of Net Assets)

142 | April 30, 2022

RiverFront Asset Allocation Growth & Income
Statement of Investments	April 30, 2022 (Unaudited)

		Value
	Shares	(Note 2)
EXCHANGE TRADED FUNDS (98.39%)
Debt (33.65%)
iShares® 0-3 Month Treasury Bond ETF	48,394	$4,842,304
iShares® Core U.S. Aggregate Bond ETF	160,208	16,480,597
iShares® Preferred & Income Securities ETF	28,464	966,353
RiverFront Dynamic Core Income ETF(a)	555,199	12,705,729
Riverfront Strategic Income Fund(a)	94,743	2,191,396
		37,186,379
Equity (64.74%)
First Trust RiverFront Dynamic
Developed International ETF(a)	276,012	16,825,691
First Trust RiverFront Dynamic Emerging Markets ETF(a)	71,445	4,357,874
iShares® Genomics Immunology and Healthcare ETF	24,389	725,573
iShares® Global Infrastructure ETF	51,857	2,533,214
iShares® US Technology ETF	9,628	862,573
iShares® Core S&P® 500® ETF	43,073	17,813,270
iShares® MSCI Germany Index Fund	72,180	1,877,402
JPMorgan Equity Premium Income ETF	99,266	5,815,002
RiverFront Dynamic US Dividend Advantage ETF(a)	429,081	19,656,372
WisdomTree® Europe Hedged Equity Fund	14,645	1,064,252
		71,531,223
TOTAL EXCHANGE TRADED FUNDS
(Cost $104,277,918)		108,717,602

	7-Day		Value
	Yield	Shares	(Note 2)
SHORT-TERM INVESTMENTS (1.70%)
Money Market Fund (1.70%)
State Street Institutional Treasury Plus Money Market Fund	0.010%	1,875,822	1,875,822

TOTAL MONEY MARKET FUND			1,875,822

TOTAL SHORT-TERM INVESTMENTS
(Cost $1,875,822)			1,875,822

TOTAL INVESTMENTS (100.09%)
(Cost $106,153,740)			$110,593,424

Liabilities In Excess Of Other Assets (-0.09%)			(100,845)

NET ASSETS (100.00%)			$110,492,579

Value
(Note 2)

(a)	Affiliated Company. See Note 7 in Notes to Financial Statements.

For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

See Notes to Financial Statements.

143 | April 30, 2022

RiverFront Asset Allocation Growth & Income
Statement of Assets and Liabilities	April 30, 2022 (Unaudited)

RiverFront Asset Allocation Growth & Income
ASSETS
Investments, at value	$54,856,362
Investments in affiliates, at value	55,737,062
Dividends and interest receivable	3,144
Total Assets	110,596,568
LIABILITIES
Payable for shares redeemed	32,360
Unitary administrative fees payable	48,706
Distribution and services fees payable	22,923
Total Liabilities	103,989
NET ASSETS	$110,492,579
NET ASSETS CONSIST OF
Paid-in capital	$85,174,153
Total distributable earnings	25,318,426
NET ASSETS	$110,492,579
INVESTMENTS, AT COST	$58,505,706
INVESTMENTS IN AFFILIATES, AT COST	$47,648,034

PRICING OF SHARES
Investor Class:
Net Asset Value, offering and redemption price per share	$13.17
Net Assets	$10,777,674
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	818,652
Class A:
Net Asset Value, offering and redemption price per share	$13.15
Net Assets	$17,907,829
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,361,783
Maximum offering price per share ((NAV/0.9450), based on maximum sales charge of 5.50% of the offering price)	$13.92
Class C:
Net Asset Value, offering and redemption price per share(a)	$12.69
Net Assets	$19,623,370
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	1,546,950
Class I:
Net Asset Value, offering and redemption price per share	$13.12
Net Assets	$62,183,706
Shares of beneficial interest outstanding (unlimited number of shares, no par value common stock authorized)	4,739,835

(a)	Redemption price per share may be reduced for any applicable contingent deferred sales charge. For a description of a possible sales charge, please see the Fund's Prospectus.

See Notes to Financial Statements.

144 | April 30, 2022

RiverFront Asset Allocation Growth & Income
Statement of Operations	For the Six Months Ended April 30, 2022 (Unaudited)

RiverFront Asset Allocation Growth & Income
INVESTMENT INCOME
Dividends	$349,017
Dividends from affiliated securities	841,114
Total Investment Income	1,190,131

EXPENSES
Unitary administrative fees	117,275
Distribution and service fees
Investor Class	11,952
Class A	16,127
Class C	81,673
Total Expenses	227,027
Net Expenses	227,027
Net Investment Income	963,104
Net realized loss on investments	(41,624)
Net realized gain on investments - affiliated securities	13,099,801
Net realized gain	13,058,177
Net change in unrealized depreciation on investments	(3,649,344)
Net change in unrealized appreciation on investments - affiliated securities	7,753,227
Net change in unrealized appreciation	4,103,883
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	17,162,060
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$18,125,164

See Notes to Financial Statements.

145 | April 30, 2022

RiverFront Asset Allocation Growth & Income
Statements of Changes in Net Assets

	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
OPERATIONS
Net investment income	$963,104	$658,095
Net realized gain	13,058,177	2,069,528
Net change in unrealized appreciation	4,103,883	10,328,520
Net Increase in Net Assets Resulting from Operations	18,125,164	13,056,143
TOTAL DISTRIBUTIONS
From distributable earnings
Investor Class	(111,460)	(72,153)
Class A	(157,456)	(57,142)
Class C	(153,596)	(64,156)
Class I	(699,870)	(464,644)
Dividends to shareholders from tax return of capital
Investor Class	–	(5,188)
Class A	–	(6,322)
Class C	–	(5,710)
Class I	–	(41,353)
Net Decrease in Net Assets from Distributions	(1,122,382)	(716,668)
BENEFICIAL INTEREST TRANSACTIONS (NOTE 6)
Shares sold
Investor Class	19,476	65,799
Class A	1,890,104	1,777,632
Class C	520,506	548,945
Class I	5,614,732	4,128,228
Dividends reinvested
Investor Class	108,853	74,189
Class A	155,656	62,714
Class C	148,794	69,066
Class I	682,860	498,442
Shares redeemed
Investor Class	(2,050,008)	(1,441,166)
Class A	(1,479,502)	(1,241,333)
Class C	(3,022,352)	(5,788,861)
Class I	(17,203,004)	(6,339,619)
Acquisition (Note 10)
Investor Class	3,113,205	–
Class A	9,449,239	–
Class C	8,421,455	–
Class I	22,905,047	–
Net Increase/(Decrease) in Net Assets Derived from Beneficial Interest Transactions	29,275,061	(7,585,964)
Net increase in net assets	46,277,843	4,753,511
NET ASSETS
Beginning of period	64,214,736	59,461,225
End of period	$110,492,579	$64,214,736

See Notes to Financial Statements.

146 | April 30, 2022

RiverFront Asset Allocation Growth & Income – Investor Class
Financial Highlights
Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018(a)(b)		For the Year Ended October 31, 2017
Net asset value, beginning of period	$14.45		$11.84	$12.02	$13.37	$14.48		$12.38
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(c)	0.14		0.14	0.18	0.23	0.25		0.17
Net realized and unrealized gain/(loss)	(1.26)		2.62	(0.16)	0.41	(0.80)		2.09
Total from investment operations	(1.12)		2.76	0.02	0.64	(0.55)		2.26
DISTRIBUTIONS:
From net investment income	(0.16)		(0.14)	(0.20)	(0.21)	(0.24)		(0.16)
From net realized gains	–		–	–	(1.78)	(0.32)		–
Tax return of capital	–		(0.01)	–	–	–		–
Total distributions	(0.16)		(0.15)	(0.20)	(1.99)	(0.56)		(0.16)
Net increase/(decrease) in net asset value	(1.28)		2.61	(0.18)	(1.35)	(1.11)		2.10
Net asset value, end of period	$13.17		$14.45	$11.84	$12.02	$13.37		$14.48
TOTAL RETURN(d)	(7.81)%		23.40%	0.27%	6.71%	(4.03)%		18.37%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$10,778		$6,921	$6,802	$8,864	$9,062		$19,123
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.50	%(e)	0.50%	0.50%	0.50%	0.85%		1.37%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.50	%(e)	0.50%	0.50%	0.50%	0.74	%(f)	1.15%
Ratio of net investment income to average net assets	2.10	%(e)	1.04%	1.57%	1.91%	1.70%		1.24%
Portfolio turnover rate(g)	91%		13%	33%	62%	224%		63%

(a)	Prior to December 1, 2017, Investor Class was known as Class A.
(b)	Prior to February 28, 2018, the RiverFront Asset Allocation Growth & Income was known as the RiverFront Dynamic Equity Income Fund.
(c)	Calculated using the average shares method.
(d)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(e)	Annualized.
(f)	Effective February 28, 2018, pursuant to the Administrative Services Agreement, the Fund pays an annual unitary administrative fee, which is based on the Fund’s average daily net assets, and will no longer pay a management fee or contractually limit the Fund’s total annual expenses. Refer to Note 8.
(g)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

147 | April 30, 2022

RiverFront Asset Allocation Growth & Income – Class A
Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Period June 12, 2018 (Commencement of Operations) to October 31, 2018
Net asset value, beginning of period	$14.43		$11.83	$12.01	$13.36	$14.70
INCOME FROM INVESTMENT OPERATIONS:
Net investment income(a)	0.13		0.14	0.18	0.25	0.15
Net realized and unrealized gain/(loss)	(1.25)		2.61	(0.16)	0.39	(1.34)
Total from investment operations	(1.12)		2.75	0.02	0.64	(1.19)

DISTRIBUTIONS:
From net investment income	(0.16)		(0.14)	(0.20)	(0.21)	(0.15)
From net realized gains	–		–	–	(1.78)	–
From tax return of capital	–		(0.01)	–	–	–
Total distributions	(0.16)		(0.15)	(0.20)	(1.99)	(0.15)
Net increase/(decrease) in net asset value	(1.28)		2.60	(0.18)	(1.35)	(1.34)
Net asset value, end of period	$13.15		$14.43	$11.83	$12.01	$13.36
TOTAL RETURN(b)	(7.81)%		23.34%	0.28%	6.78%	(8.13)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$17,908		$6,139	$4,489	$3,839	$13
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.50	%(c)	0.50%	0.50%	0.50%	0.50	%(c)
Ratio of expenses to average net assets including fee waivers and reimbursements	0.50	%(c)	0.50%	0.50%	0.50%	0.50	%(c)
Ratio of net investment income to average net assets	1.88	%(c)	1.05%	1.52%	2.13%	2.65	%(c)
Portfolio turnover rate(d)	91%		13%	33%	62%	224%

(a)	Calculated using the average shares method.
(b)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(c)	Annualized.
(d)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

148 | April 30, 2022

RiverFront Asset Allocation Growth & Income – Class C

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018(a)		For the Year Ended October 31, 2017
Net asset value, beginning of period	$13.94		$11.45	$11.65	$13.03	$14.16		$12.15
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.08		0.04	0.09	0.13	0.14		0.07
Net realized and unrealized gain/(loss)	(1.21)		2.52	(0.15)	0.40	(0.78)		2.05
Total from investment operations	(1.13)		2.56	(0.06)	0.53	(0.64)		2.12
DISTRIBUTIONS:
From net investment income	(0.12)		(0.06)	(0.14)	(0.13)	(0.17)		(0.11)
From net realized gains	–		–	–	(1.78)	(0.32)		–
Tax return of capital	–		(0.01)	–	–	–		–
Total distributions	(0.12)		(0.07)	(0.14)	(1.91)	(0.49)		(0.11)
Net increase/(decrease) in net asset value	(1.25)		2.49	(0.20)	(1.38)	(1.13)		2.01
Net asset value, end of period	$12.69		$13.94	$11.45	$11.65	$13.03		$14.16
TOTAL RETURN(c)	(8.14)%		22.44%	(0.44)%	5.91%	(4.74)%		17.53%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$19,623		$11,049	$13,642	$19,798	$23,111		$26,514
Ratio of expenses to average net assets excluding fee waivers and reimbursements	1.25	%(d)	1.25%	1.25%	1.25%	1.57%		2.12%
Ratio of expenses to average net assets including fee waivers and reimbursements	1.25	%(d)	1.25%	1.25%	1.25%	1.47	%(e)	1.90%
Ratio of net investment income to average net assets	1.28	%(d)	0.29%	0.82%	1.15%	1.01%		0.51%
Portfolio turnover rate(f)	91%		13%	33%	62%	224%		63%

(a)	Prior to February 28, 2018, the RiverFront Asset Allocation Growth & Income was known as the RiverFront Dynamic Equity Income Fund.
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Returns shown exclude any applicable sales charges.
(d)	Annualized.
(e)	Effective February 28, 2018, pursuant to the Administrative Services Agreement, the Fund pays an annual unitary administrative fee, which is based on the Fund’s average daily net assets, and will no longer pay a management fee or contractually limit the Fund’s total annual expenses. Refer to Note 8.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

149 | April 30, 2022

RiverFront Asset Allocation Growth & Income – Class I

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout the periods indicated:

	For the Six Months Ended April 30, 2022 (Unaudited)		For the Year Ended October 31, 2021	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019	For the Year Ended October 31, 2018(a)		For the Year Ended October 31, 2017
Net asset value, beginning of period	$14.40		$11.79	$11.97	$13.31	$14.42		$12.31
INCOME/(LOSS) FROM INVESTMENT OPERATIONS:
Net investment income(b)	0.16		0.18	0.22	0.26	0.29		0.20
Net realized and unrealized gain/(loss)	(1.26)		2.61	(0.18)	0.41	(0.82)		2.09
Total from investment operations	(1.10)		2.79	0.04	0.67	(0.53)		2.29
DISTRIBUTIONS:
From net investment income	(0.18)		(0.16)	(0.22)	(0.23)	(0.26)		(0.18)
From net realized gains	–		–	–	(1.78)	(0.32)		–
Tax return of capital	–		(0.02)	–	–	–		–
Total distributions	(0.18)		(0.18)	(0.22)	(2.01)	(0.58)		(0.18)
Net increase/(decrease) in net asset value	(1.28)		2.61	(0.18)	(1.34)	(1.11)		2.11
Net asset value, end of period	$13.12		$14.40	$11.79	$11.97	$13.31		$14.42
TOTAL RETURN(c)	(7.74)%		23.79%	0.46%	7.07%	(3.88)%		18.75%
RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000s)	$62,184		$40,106	$34,529	$49,610	$51,749		$33,484
Ratio of expenses to average net assets excluding fee waivers and reimbursements	0.25	%(d)	0.25%	0.25%	0.25%	0.53%		1.12%
Ratio of expenses to average net assets including fee waivers and reimbursements	0.25	%(d)	0.25%	0.25%	0.25%	0.44	%(e)	0.90%
Ratio of net investment income to average net assets	2.36	%(d)	1.29%	1.83%	2.17%	2.04%		1.50%
Portfolio turnover rate(f)	91%		13%	33%	62%	224%		63%

(a)	Prior to February 28, 2018, the RiverFront Asset Allocation Growth & Income was known as the RiverFront Dynamic Equity Income Fund.
(b)	Calculated using the average shares method.
(c)	Total returns are for the period indicated and have not been annualized. Total returns would have been lower had certain expenses not been waived during the period. Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
(d)	Annualized.
(e)	Effective February 28, 2018, pursuant to the Administrative Services Agreement, the Fund pays an annual unitary administrative fee, which is based on the Fund’s average daily net assets, and will no longer pay a management fee or contractually limit the Fund’s total annual expenses. Refer to Note 8.
(f)	Portfolio turnover rate for periods less than one full year have not been annualized.

See Notes to Financial Statements.

150 | April 30, 2022

Notes to Financial Statements

April 30, 2022 (Unaudited)

1.  ORGANIZATION

Financial Investors Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report includes the financial statements and financial highlights of the following 8 funds: ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, ALPS | Kotak India Growth Fund, ALPS | Red Rocks Global Opportunity Fund, RiverFront Asset Allocation Growth & Income, ALPS | Smith Total Return Bond Fund, ALPS | Smith Short Duration Bond Fund, ALPS | Smith Balanced Opportunity Fund, and ALPS | Smith Credit Opportunities Fund (each, a “Fund” and collectively, the “Funds”).

The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund seeks to maximize real returns (returns after inflation), consistent with prudent investment management. ALPS | Kotak India Growth Fund’s investment goal is long-term capital appreciation. The ALPS | Red Rocks Global Opportunity Fund seeks to maximize total return, which consists of appreciation on its investments and a variable income stream. Effective February 28, 2018, RiverFront Asset Allocation Growth & Income seeks to achieve long-term growth and income. The ALPS | Smith Total Return Bond Fund capital seeks to obtain maximum total return, consistent with preservation of capital. The ALPS | Smith Short Duration Bond Fund seeks as high a level of current income as is consistent with preservation of capital. The ALPS | Smith Balanced Opportunity Fund seeks long-term capital growth, consistent with presercation of capital and balanced by current income. The ALPS | Smith Credit Opportunities Fund seeks to obtain maximum risk-adjusted return with a secondary focus on high current income.

The classes of each Fund differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized gains/losses from the Fund pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends to shareholders are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions to shareholders are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Basis of Consolidation for the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund

CoreCommodity Management Cayman Commodity Fund Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on April 23, 2010 and is a wholly owned subsidiary of the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund (the “CoreCommodity Fund”). All intercompany transactions have been eliminated upon consolidation. The Subsidiary acts as an investment vehicle for the CoreCommodity Fund in order to effect certain commodity-related investments on behalf of the CoreCommodity Fund. CoreCommodity Fund is the sole shareholder of the Subsidiary pursuant to a subscription agreement dated as of June 14, 2010, and it is intended that the CoreCommodity Fund will remain the sole shareholder and will continue to wholly own and control the Subsidiary. Under the Articles of Association of the Subsidiary, shares issued by the Subsidiary confer upon a shareholder the right to vote at general meetings of the Subsidiary and certain rights in connection with any winding-up or repayment of capital, as well as the right to participate in the profits or assets of the Subsidiary. The CoreCommodity Fund may invest up to 25% of its total assets in shares of the Subsidiary. As a wholly owned subsidiary of the CoreCommodity Fund, the financial statements of the Subsidiary are included in the consolidated financial statements and financial highlights of the CoreCommodity Fund. All investments held by the Subsidiary are disclosed in the accounts of the CoreCommodity Fund. As of April 30, 2022, net assets of the CoreCommodity Fund were $1,911,615,125 of which $409,041,094 or 21.40%, represented the CoreCommodity Fund’s ownership of all issued shares and voting rights of the Subsidiary.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. Each Fund is considered an investment company for financial reporting purposes, and follows accounting policies in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), including policies specific to investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Funds and subsidiaries, as applicable, in preparation of their financial statements. The Funds are considered investment companies under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Investment Valuation: The Funds generally value their securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading. For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange.

151 | April 30, 2022

Notes to Financial Statements

April 30, 2022 (Unaudited)

The market price for debt obligations is generally the price supplied by an independent third-party pricing service approved by the Board, which may use a matrix, formula or other objective method that takes into consideration quotations from dealers, market transactions in comparable investments, market indices and yield curves. If vendors are unable to supply a price, or if the price supplied is deemed to be unreliable, the market price may be determined using quotations received from one or more brokers-dealers that make a market in the security. Investments in non-exchange traded funds are fair valued at their respective net asset values. Bonds may be purchased and held as odd lots. Pricing vendors generally value securities assuming orderly transactions of institutional round lot sizes, but a Fund may hold or transact in such securities in smaller, odd lot sizes. Special valuation considerations may apply with respect to a Fund’s odd-lot positions, as the Fund may receive different prices when it sells such positions than it would receive for sales of institutional round lot positions. The ALPS | Smith Total Return Bond Fund, the ALPS | Smith Short Duration Bond Fund, ALPS | Smith Balanced Opportunity Fund, and ALPS | Smith Credit Opportunities Fund have odd lot pricing policies it employs to value odd lot securities.

Futures contracts that are listed or traded on a national securities exchange, commodities exchange, contract market or comparable over the counter market, and that are freely transferable, are valued at their closing settlement price on the exchange on which they are primarily traded or based upon the current settlement price for a like instrument acquired on the day on which the instrument is being valued. A settlement price may not be used if the market makes a limit move with respect to a particular commodity. Over-the-counter swap contracts are valued based on quotes received from independent pricing services or one or more dealers that make markets in such investments.

Option contracts are valued using the National Best Bid and Offer price (“NBBO”). In the event there is no NBBO price available, option contracts are valued at the mean between the last bid and ask.

For ALPS | Kotak India Growth Fund, ALPS | Red Rocks Global Opportunity Fund, and Clough China Fund, who hold equity securities that are primarily traded on foreign securities exchanges, such securities are valued at the closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of the Fund’s portfolio is believed to have been materially affected by an valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE.

Forward currency exchange contracts have a value determined by the current foreign currency exchange forward rates. The foreign currency exchange forward rates are calculated using an automated system that estimates rates on the basis of the current day foreign currency exchange rates and forward foreign currency exchange rates supplied by a pricing service. Foreign exchange rates and forward foreign currency exchange rates may generally be obtained at the close of the NYSE, normally 4:00 p.m. Eastern Time.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board. The fair valuation policies and procedures (“FV Procedures”) have been adopted by the Board for the fair valuation of portfolio assets held by the Fund(s) in the event that (1) market quotations for the current price of a portfolio security or asset are not readily available, or (2) available market quotations that would otherwise be used to value a portfolio security or asset in accordance with the Fund’s Pricing Procedures appear to be unreliable. The Pricing Procedures reflect certain pricing methodologies (or “logics”) that are not “readily available market quotations” and thus are viewed and treated as fair valuations. The Fair Value Committee routinely meets to discuss fair valuations of portfolio securities and other instruments held by the Fund(s).

152 | April 30, 2022

Notes to Financial Statements

April 30, 2022 (Unaudited)

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of each Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Fund has the ability to access at the measurement date;
Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and
Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

153 | April 30, 2022

Notes to Financial Statements

April 30, 2022 (Unaudited)

The following is a summary of each Fund’s investments/financial instruments in the fair value hierarchy as of April 30, 2022:

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 -Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Common Stocks(a)	$539,423,877	$103	$–	$539,423,980
Master Limited Partnerships(a)	513,576	–	–	513,576
Government Bonds	–	1,115,125,038	–	1,115,125,038
Total	$539,937,453	$1,115,125,141	$–	$1,655,062,594
Other Financial Instruments
Assets
Futures Contracts	$25,213,635	$–	$–	$25,213,635
Total Return Swap Contracts	–	12	–	12
Liabilities
Futures Contracts	$(43,970,881)	$–	$–	$(43,970,881)
Total Return Swap Contracts	$–	$(1,110)	$–	$(1,110)
Total	$(18,757,246)	$(1,098)	$–	$(18,758,344)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 -Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ALPS | Kotak India Growth Fund
Common Stocks
Communication Services	$–	$14,938,787	$–	$14,938,787
Consumer Discretionary	4,549,429	31,897,563	–	36,446,992
Consumer Staples	–	17,654,064	–	17,654,064
Energy	–	33,247,247	–	33,247,247
Financials	15,830,854	89,763,213	–	105,594,067
Health Care	4,843,021	26,116,573	–	30,959,594
Industrials	–	22,876,301	–	22,876,301
Information Technology	11,298,936	45,816,846	–	57,115,782
Materials	–	28,978,422	–	28,978,422
Real Estate	–	7,997,785	–	7,997,785
Total	$36,522,240	$319,286,801	$–	$355,809,041

154 | April 30, 2022

Notes to Financial Statements

April 30, 2022 (Unaudited)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 -Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Short Duration Bond Fund
Collateralized Mortgage Obligations	$–	$1,676,884	$–	$1,676,884
Commercial Mortgage-Backed Securities	–	1,300,051	–	1,300,051
Mortgage-Backed Securities	–	13,032,185	–	13,032,185
Corporate Bonds	–	476,875,331	–	476,875,331
Government Bonds	–	181,228,298	–	181,228,298
Municipal Bonds	–	150,089	–	150,089
Short Term Investments	503,117	–	–	503,117
Total	$503,117	$674,262,838	$–	$674,765,955

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 -Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Total Return Bond Fund
Collateralized Mortgage Obligations	$–	$111,088,207	$–	$111,088,207
Commercial Mortgage-Backed Securities	–	28,588,566	–	28,588,566
Mortgage-Backed Securities	–	91,334,648	–	91,334,648
Corporate Bonds	–	900,912,429	–	900,912,429
Government Bonds	–	519,091,722	–	519,091,722
Preferred Stock	22,978,654	–	–	22,978,654
Short Term Investments	585,712	–	–	585,712
Total	$23,564,366	$1,651,015,572	$–	$1,674,579,938

Investments in Securities at Value	Level 1 – Unadjusted Quoted Prices	Level 2 -Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ALPS | Smith Credit Opportunities Fund
Common Stocks(a)	$5,639,640	$–	$–	$5,639,640
Bank Loan	–	992,580	–	992,580
Collateralized Mortgage Obligations	–	813,175	–	813,175
Mortgage-Backed Securities	–	2,064,243	–	2,064,243
Corporate Bonds	–	227,263,381	–	227,263,381
Government Bonds	–	17,662,703	–	17,662,703
Preferred Stock	9,661,353	–	–	9,661,353
Short Term Investments	5,691,860	–	–	5,691,860
Total	$20,992,853	$248,796,082	$–	$269,788,935

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 -Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Smith Balanced Opportunity Fund
Common Stocks(a)	$21,986,858	$–	$–	$21,986,858
Collateralized Mortgage Obligations	–	1,230,597	–	1,230,597
Commercial Mortgage-Backed Securities	–	18,120	–	18,120
Mortgage-Backed Securities	–	879,100	–	879,100
Corporate Bonds	–	4,794,638	–	4,794,638
Government Bonds	–	2,299,379	–	2,299,379
Preferred Stock	106,563	–	–	106,563
Short Term Investments	1,730,759	–	–	1,730,759
Total	$23,824,180	$9,221,834	$–	$33,046,014

155 | April 30, 2022

Notes to Financial Statements

April 30, 2022 (Unaudited)

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 -Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ALPS | Red Rocks Global Opportunity Fund
Business Development Companies	$872,910	$–	$–	$872,910
Closed-End Funds	2,906,905	13,277,078	–	16,183,983
Common Stocks
Communications	5,039,266	–	–	5,039,266
Consumer Discretionary	–	2,699,406	–	2,699,406
Consumer Staples	2,105,611	535,159	–	2,640,770
Financials	21,667,343	18,752,025	–	40,419,368
Health Care	6,940,742	–	–	6,940,742
Technology	2,764,295	–	–	2,764,295
Utilities	1,479,591	–	–	1,479,591
Preferred Stock	405,074	–	–	405,074
Short-Term Investments	1,659,768	–	–	1,659,768
Total	$45,841,505	$35,263,668	$–	$81,105,173

Investments in Securities at Value	Level 1 - Unadjusted Quoted Prices	Level 2 -Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
RiverFront Asset Allocation Growth & Income
Exchange Traded Funds	$108,717,602	$–	$–	$108,717,602
Short-Term Investments	1,875,822	–	–	1,875,822
Total	$110,593,424	$–	$–	$110,593,424

(a)	For detailed descriptions of country, sector and/or industry, see the accompanying Statement of Investments or Consolidated Statement of Investments.

For the six months ended April 30, 2022, the Funds did not have any securities that used significant unobservable inputs (Level 3) in determining fair value.

Fund and Class Expenses: Some expenses of the Trust can be directly attributed to a Fund or a specific share class of a Fund. Expenses which cannot be directly attributed are apportioned among all Funds in the Trust based on average net assets of each share class within a Fund.

Federal Income Taxes: The Funds comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) applicable to regulated investment companies and intend to distribute substantially all of their net taxable income and net capital gains, if any, each year. The Funds are not subject to income taxes to the extent such distributions are made.

The Funds file U.S. federal, state, and local tax returns as required. The Funds’ tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return, but may extend to four years in certain jurisdictions. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Distributions to Shareholders: Each Fund, except, RiverFront Asset Allocation Growth & Income, RiverFront Asset Allocation Moderate, ALPS | Smith Total Return Bond Fund, ALPS | Smith Short Duration Bond Fund, ALPS | Smith Balanced Opportunity Fund, and ALPS | Smith Credit Opportunities Fund, normally pays dividends and distributes capital gains, if any, on an annual basis. RiverFront Asset Allocation Growth & Income and RiverFront Asset Allocation Moderate normally pay dividends, if any, on a quarterly basis and distribute capital gains annually. ALPS | Smith Total Return Bond Fund, ALPS | Smith Short Duration Bond Fund, ALPS | Smith Balanced Opportunity Fund, and ALPS | Smith Credit Opportunities Fund declare and distribute dividends, if any, on a monthly basis and capital gains, if any, on at least an annual basis. Income dividend distributions are derived from interest, dividends, and other income a Fund receives from its investments, including distributions of short-term capital gains. Capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than a year or from long-term capital gain distributions from underlying investments. Each Fund may make additional distributions and dividends at other times if its portfolio manager or managers believe doing so may be necessary for the Fund to avoid or reduce taxes.

Commodity-Linked Notes: The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund may invest in commodity-linked notes which are derivative instruments that have characteristics of a debt security and of a commodity-linked derivative. A commodity-linked note typically provides for interest payments and a principal payment at maturity linked to the price movement of the underlying commodity, commodity index or commodity futures or option contract. Commodity-linked notes may be principal protected, partially protected, or offer no principal protection. The value of these notes will rise and fall in response to changes in the underlying commodity or related index or investment. These notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying linked index. Commodity index-linked investments may be more volatile and less liquid than the underlying index and their value may be affected by the performance of the commodities as well as other factors, including liquidity, quality, maturity and other economic variables. Commodity-linked notes are typically issued by a bank or other financial institution and are sometimes referred to as structured notes because the terms of the notes may be structured by the issuer and the purchaser of the notes to accommodate the specific investment requirements of the purchaser.

156 | April 30, 2022

Notes to Financial Statements

April 30, 2022 (Unaudited)

Exchange Traded Funds (ETFs): Each Fund may invest in shares of ETFs and other similar instruments if the investment manager chooses to adjust a Fund’s exposure to the general market or industry sectors and to manage a Fund’s risk exposure. ETFs differ from traditional index funds in that their shares are listed on a securities exchange and can be traded intraday. ETF shares are shares of exchange traded investment companies that are registered under the 1940 Act and hold a portfolio of common stocks designed to track the performance of a particular index. Limitations of the 1940 Act may prohibit a Fund from acquiring more than 3% of the outstanding shares of certain ETFs. Instruments that are similar to ETFs represent beneficial ownership interests in specific “baskets” of stocks of companies within a particular industry sector or group. These securities may also be exchange traded, but unlike ETFs, the issuers of these securities are not registered as investment companies.

The portfolio manager may decide to purchase or sell short ETF shares or options on ETF shares for the same reasons it would purchase or sell (and as an alternative to purchasing or selling) futures contracts – to obtain exposure to the stock market or a particular segment of the stock market, or to hedge a Fund’s portfolio against such exposures. Depending on the market, the holding period and other factors, the use of ETF shares and options thereon can be less costly than the use of index options or stock index futures. In addition, ETF shares and options thereon can typically be purchased in smaller amounts than are available for futures contracts and can offer exposure to market sectors and styles for which there is no suitable or liquid futures contract.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis). Net realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned. Dividend income is recognized on the ex-dividend date or for certain foreign securities, as soon as information is available to each Fund.

Cash Management Transactions: ALPS/ Kotak India Growth Fund subscribes to the Brown Brothers Harriman & Co. (“BBH”) Cash Management Service (“CMS”), whereby cash balances are automatically swept into overnight offshore demand deposits with either the BBH Grand Cayman branch or a branch of a pre-approved commercial bank. This fully automated program allows the Fund to earn interest on cash balances. Excess cash with deposit institutions domiciled outside of the U.S. are subject to sovereign actions in the jurisdiction of the deposit institution including, but not limited to, freeze, seizure or diminution. Cash balances in the BBH CMS are included on the Statement of Assets and Liabilities under Cash and Foreign currency, at value.

As of April 30, 2022, the Fund has the following cash balances participating in the BBH CMS:

Fund

ALPS/ Kotak India Growth Fund $10,185,848

As of April 30, 2022, the Fund did not have any foreign cash balances participating in the BBH CMS.

Foreign Securities: Each Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible reevaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments.

Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. The portion of realized and unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed and is included in realized and unrealized gains or losses on investments, when applicable.

157 | April 30, 2022

Notes to Financial Statements

April 30, 2022 (Unaudited)

Foreign Currency Spot Contracts: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Real Estate Investment Trusts (“REITs”): The Funds may invest a portion of their assets in REITs and are subject to certain risks associated with direct investment in REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. REITs depend generally on their ability to generate cash flow to make distributions to shareowners, and certain REITs have self-liquidation provisions by which mortgages held may be paid in full and distributions of capital returns may be made at any time. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. Distributions that the Fund receives from REITs can be classified as ordinary income, capital gain income or return of capital by the REITs that make these distributions to the Fund. However, it is not possible for the Fund to characterize distributions received from REITs during interim periods because the REIT issuers do not report their tax characterizations until subsequent to year end. During interim periods, the REIT distributions are accounted for as ordinary income until the re characterizations are made subsequent to year end.

Treasury Inflation Protected-Securities (“TIPS”): The Funds may invest in TIPS, including structured bonds in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The adjustments to principal due to inflation/deflation are reflected as increases/decreases to interest income with a corresponding adjustment to cost. Such adjustments may have a significant impact on a Fund’s distributions and may result in a return of capital to shareholders. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

Loan Participations and Assignments: Certain Funds may invest in loan participations and assignments. The Fund considers loan participations and assignments to be investments in debt securities. Loan participations typically will result in the Fund having a contractual relationship only with the lender, not with the borrower. The Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the borrower. Under a loan participation, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the lender that is selling the participation. In the event of the insolvency of the lender selling a participation, the Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. When the Fund purchases assignments of loans from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

Master Limited Partnerships: Certain Funds may invest in MLPs, which are publicly traded partnerships engaged in the transportation, storage and processing of minerals and natural resources. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as a MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Code. These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management. MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions.

158 | April 30, 2022

Notes to Financial Statements

April 30, 2022 (Unaudited)

Libor Risk: In March 2020, the FASB issued ASU No. 2020-04, Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The Fund’ investments, payment obligations, and financing terms may be based on floating rates, such as the London Interbank Offered Rate, or “LIBOR,” which is the offered rate for short-term Eurodollar deposits between major international banks. On November 30, 2020, the administrator of LIBOR announced its intention to delay the phase out of the majority of the U.S. dollar LIBOR publications until June 30, 2023, with the remainder of LIBOR publications to still end at the end of 2020. There remains uncertainty regarding the nature of any replacement rate and the impact of the transition from LIBOR on the Funds’ transactions and the financial markets generally. As such, the potential effect of a transition away from LIBOR on the Funds or the Funds’ investments cannot yet be determined.

COVID-19 Risks: A recent outbreak of respiratory disease caused by a novel coronavirus was first detected in December 2019 and has now been detected internationally. This coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this coronavirus, and other epidemics and pandemics that may arise in the future, could affect the economies of many nations, individual companies, their securities (including equity and debt), and the market in general in ways that cannot necessarily be foreseen at the present time. In addition, the impact of infectious diseases in developing or emerging market countries may be greater due to less established health care systems. Health crises caused by the recent coronavirus outbreak may exacerbate other pre-existing political, social and economic risks in certain countries. The impact of the outbreak may be short term or may last for an extended period of time.

3.  DERIVATIVE INSTRUMENTS

As a part of their investment strategy, the Funds are permitted to enter in various types of derivatives contracts. In doing so, the Funds employ strategies in differing combinations to permit them to increase, decrease, or change the level or types of exposure to market factors. Central to those strategies are features inherent in derivatives that make them more attractive for this purpose than equity or debt securities; they require little or no initial cash investment, they focus exposure on only certain selected risk factors, and they may not require the ultimate receipt or delivery of the underlying security (or securities) to the contract. This may allow the Funds to pursue their objectives more quickly and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market factors.

Cash collateral is being pledged to cover derivative obligations of the Funds and cash collateral received from the counterparty, if any, is reported separately on the Statements of Assets and Liabilities as cash pledged as collateral and cash received as collateral, respectively. Non-cash collateral pledged by the Funds, if any, is noted in the Statements of Investments.

Risk of Investing in Derivatives: The Funds’ use of derivatives can result in losses due to unanticipated changes in the market risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market risk factors for securities held by the Funds, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.

Derivatives may have little or no initial cash investment relative to their market value exposure and therefore can produce significant gains or losses in excess of their cost. This use of embedded leverage allows the Fund to increase its market value exposure relative to its net assets and can substantially increase the volatility of the Funds’ performance.

Additional associated risks from investing in derivatives also exist and potentially could have significant effects on the valuation of the derivative and the Funds. Typically, the associated risks are not the risks that the Funds are attempting to increase or decrease exposure to, per their investment objectives, but are the additional risks from investing in derivatives.

Examples of these associated risks are liquidity risk, which is the risk that the Funds will not be able to sell or close out the derivative in a timely manner, and counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. In addition, use of derivatives may increase or decrease exposure to the following risk factors:

Equity Risk: Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market. Associated risks can be different for each type of derivative and are discussed by each derivative type in the notes that follow.

Commodity Risk: Exposure to the commodities markets may subject the Funds to greater volatility than investments in traditional securities. Prices of various commodities may also be affected by factors, such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments, which are unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions.

Foreign Currency Risk: Currency trading involves significant risks, including market risk, interest rate risk, country risk, counterparty credit risk and short sale risk. Market risk results from the price movement of foreign currency values in response to shifting market supply and demand.

159 | April 30, 2022

Notes to Financial Statements

April 30, 2022 (Unaudited)

Interest rate risk arises whenever a country changes its stated interest rate target associated with its currency. Country risk arises because virtually every country has interfered with international transactions in its currency.

Interest Rate Risk: Interest rate risk is the risk that fixed income securities will decline in value because of changes in interest rates. As nominal interest rates rise, the value of fixed income securities held by the Funds are likely to decrease. Securities with longer durations tend to be more sensitive to changes in interest rates, and are usually more volatile than securities.

Swap Contracts: Each Fund may enter into swap transactions for hedging purposes or to seek to increase total return. At the present time, the CoreCommodity Fund and Clough China Fund primarily enter into swap transactions for the purpose of increasing total return. Swap agreements may be executed in a multilateral or other trade facility program, such as a registered exchange (“centrally cleared swaps”) or may be privately negotiated in the over-the counter market. The duration of a swap agreement typically ranges from a few weeks to more than one year. In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net payment to be received by the Funds and/or the termination value at the end of the contract. Therefore, the Funds consider the creditworthiness of each counterparty to a contract in evaluating potential credit risk. Although centrally cleared swaps typically present less counterparty risk than non-centrally cleared swaps, a Fund that has entered into centrally cleared swaps is subject to the risk of the failure of the CCP.

Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index. Entering into these agreements involves, to varying degrees, market risk, liquidity risk and elements of credit, legal and documentation risk that are not directly reflected in the amounts recognized in the Statements of Assets and Liabilities.

The Funds may pay or receive cash as collateral on these contracts which may be recorded as an asset and/or liability. The Funds must set aside liquid assets, or engage in other appropriate measures, to cover its obligations under these contracts. Swaps are marked to market daily using either pricing vendor quotations, counterparty prices or model prices and the change in value, if any, is recorded as an unrealized gain or loss. Upfront payments made and/or received by the Funds are recorded as an asset and/or liability and realized gains or losses are recognized ratably over the contract’s term/event, with the exception of forward starting interest rate swaps, whose realized gains or losses are recognized ratably from the effective start date. Periodic payments received or made on swap contracts are recorded as realized gains or losses. Gains or losses are realized upon termination of a swap contract and are recorded on the Statement of Operations.

Total return swaps are agreements in which there is an exchange of cash flows whereby one party commits to make payments based on the total return (coupons plus capital gains/losses) of an underlying instrument in exchange for fixed or floating rate interest payments. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Credit default swaps are a type of swap agreement in which the protection “buyer” is generally obligated to pay the protection “seller” an upfront and/ or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. Credit default swaps (“CDS”) are typically two-party financial contracts that transfer credit exposure between the two parties. Under a typical CDS, one party (the “seller”) receives pre-determined periodic payments from the other party (the “buyer”). The seller agrees to make compensating specific payments to the buyer if a negative credit event occurs, such as the bankruptcy or default by the issuer of the underlying debt instrument. Swap agreements held at October 31, 2021 are disclosed after the Statement of Investments.

The average notional amount of the swap positions held in the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund for the period ended April 30, 2022 was $863,825,393.

Futures: Each Fund may invest in futures contracts in accordance with their investment objectives. Each Fund does so for a variety of reasons including for cash management, hedging or non-hedging purposes in an attempt to achieve the Fund’s investment objective. A futures contract provides for the future sale by one party and purchase by another party of a specified quantity of the security or other financial instrument at a specified price and time. A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Futures transactions may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, a Fund could be exposed to risk if the counterparties to the contracts are unable to meet the terms of their contracts. With exchange traded futures, there is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

160 | April 30, 2022

Notes to Financial Statements

April 30, 2022 (Unaudited)

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of liquid assets (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to a Fund upon termination of the contract, assuming all contractual obligations have been satisfied. These amounts are included in Deposit with broker for futures contracts on the Statement of Assets and Liabilities. Each day a Fund may pay or receive cash, called “variation margin,” equal to the daily change in value of the futures contract. Such payments or receipts are recorded for financial statement purposes as unrealized gains or losses by a Fund. Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between a Fund and the broker of the amount one would owe the other if the futures contract expired. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The average value of futures contracts held in the ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund for the period ended April 30, 2022 was $490,806,388 for long futures and $313,786,679 for short futures.

Option Contracts: Each Fund may enter into options transactions for hedging purposes and for non-hedging purposes such as seeking to enhance return. Each Fund may write covered put and call options on any stocks or stock indices, currencies traded on domestic and foreign securities exchanges, or futures contracts on stock indices, interest rates and currencies traded on domestic and, to the extent permitted by the CFTC, foreign exchanges. A call option on an asset written by a Fund obligates the Fund to sell the specified asset to the holder (purchaser) at a stated price (the exercise price) if the option is exercised before a specified date (the expiration date). A put option on an asset written by a Fund obligates the Fund to buy the specified asset from the purchaser at the exercise price if the option is exercised before the expiration date. Premiums received when writing options are recorded as liabilities and are subsequently adjusted to the current value of the options written. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options, which are either exercised or closed, are offset against the proceeds received or amount paid on the transaction to determine realized gains or losses which are recorded on the Statement of Operations.

Derivatives Instruments: The following tables disclose the amounts related to each Fund’s use of derivative instruments.

The effect of derivatives instruments on the Statement of Assets and Liabilities for the period ended April 30, 2022:

Risk Exposure	Asset Location	Fair Value	Liability Location	Fair Value
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund(a)
Commodity Contracts (Futures Contracts)	Unrealized appreciation on futures contracts(b)	$25,213,635	Unrealized depreciation on futures contracts(b)	$(43,970,881)
Commodity Contracts (Total Return Swap Contracts)	Unrealized appreciation on total return swap contracts	12	Unrealized depreciation on total return swap contracts	(1,110)
Total		$25,213,647		$(43,971,991)

(a)	The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund consolidates the statements of assets and liabilities.

(b)	Represents cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Statement of Investments. Only the current day's net variation margin is reported within the Consolidated Statement of Assets and Liabilities.

161 | April 30, 2022

Notes to Financial Statements

April 30, 2022 (Unaudited)

The effect of derivatives instruments on the Statement of Operations for the period ended April 30, 2022:

Risk Exposure	Statement of Operations Location	Realized Gain/(Loss) on Derivatives Recognized in Income	Change in Unrealized Appreciation/(Depreciation) on Derivatives Recognized in Income
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund(a)
Equity and Commodity Contracts (Futures Contracts)	Net realized gain on futures contracts/ Net change in unrealized appreciation on futures contracts	$74,038,868	$(16,834,962)
Commodity Contracts (Total Return Swap Contracts)	Net realized loss on total return swap contracts/ Net change in unrealized appreciation on total return swap contracts	224,184,193	(833)
Total		$298,223,061	$(16,835,795)

(a)	The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund consolidates the statements of operations.

Certain derivative contracts are executed under either standardized netting agreements or, for exchange-traded derivatives, the relevant contracts for a particular exchange which contain enforceable netting provisions. A derivative netting arrangement creates an enforceable right of set-off that becomes effective, and affects the realization of settlement on individual assets, liabilities and collateral amounts, only following a specified event of default or early termination. Default events may include the failure to make payments or deliver securities timely, material adverse changes in financial condition or insolvency, the breach of minimum regulatory capital requirements, or loss of license, charter or other legal authorization necessary to perform under the contract.

162 | April 30, 2022

Notes to Financial Statements

April 30, 2022 (Unaudited)

The following table presents financial instruments that are subject to enforceable netting arrangements or other similar agreements as of April 30, 2022:

Offsetting of Derivatives Asset

April 30, 2022

				Gross Amounts Not Offset in the Statement of Financial Position
	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Net Amount
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Total Return Swap Contracts	$12	$–	$12	$–	$–	$12
Total	$12	$–	$12	$–	$–	$12

Offsetting of Derivatives Liability

April 30, 2022

				Gross Amounts Not Offset in the Statement of Financial Position
	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments(a)	Cash Collateral Pledged(a)	Net Amount
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
Total Return Swap Contracts	$1,110	$–	$1,110	$–	$–	$1,110
Total	$1,110	$–	$1,110	$–	$–	$1,110

(a)	These amounts are limited to the derivative asset/liability balance and, accordingly, do not include excess collateral received/pledged.

163 | April 30, 2022

Notes to Financial Statements

April 30, 2022 (Unaudited)

4. TAX BASIS INFORMATION

Tax Basis of Distributions to Shareholders: The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain were recorded by a Fund. The amounts and characteristics of tax basis distributions and composition of distributable earnings/ (accumulated losses) are finalized at fiscal year-end. Accordingly, tax basis balances have not been determined as of April 30, 2022.

The tax character of distributions paid by the Funds for the Fiscal Year Ended October 31, 2021 were as follows:

Fund	Ordinary Income	Long-Term Capital Gain	Return of Capital
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	$1,931,352	$–	–
ALPS | Kotak India Growth Fund	–	–	–
ALPS | Smith Short Duration Bond Fund	4,435,534	35,295	–
ALPS | Smith Total Return Bond Fund	54,766,363	1,991,099	–
ALPS | Smith Credit Opportunities Fund	3,504,875	–	–
ALPS | Smith Balanced Opportunity Fund	193,327	–	–
ALPS | Red Rocks Global Opportunity Fund	–	4,029,579	–
RiverFront Asset Allocation Growth & Income	658,095	–	58,573

Unrealized Appreciation and Depreciation on Investments: As of April 30, 2022, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

Fund	Gross Appreciation (excess of value over tax cost)	Gross Depreciation (excess of tax cost over value)	Net Unrealized Appreciation/ (Depreciation)	Cost of Investments for Income Tax Purposes
ALPS | CoreCommodity Management CompleteCommodities®
Strategy Fund	$1,294,021,391	$(1,227,363,844)	$66,657,547	$1,569,646,701
ALPS | Kotak India Growth Fund	72,715,712	(25,630,606)	47,085,106	309,458,096
ALPS | Smith Short Duration Bond Fund	(380,159)	(16,112,905)	(16,493,064)	691,259,019
ALPS | Smith Total Return Bond Fund	(8,377,671)	(117,664,371)	(126,042,042)	1,800,621,980
ALPS | Smith Credit Opportunities Fund	442,800	(23,239,154)	(22,796,354)	292,585,288
ALPS | Smith Balanced Opportunity Fund	2,763,102	(1,630,831)	1,132,271	31,913,743
ALPS | Red Rocks Global Opportunity Fund	18,058,582	(6,104,995)	11,953,587	69,151,586
RiverFront Asset Allocation Growth & Income	7,761,139	(4,527,106)	3,234,033	107,359,391

164 | April 30, 2022

Notes to Financial Statements

April 30, 2022 (Unaudited)

5. SECURITIES TRANSACTIONS

Purchases and sales of securities, excluding short-term securities and U.S. Government Obligations during the six-month period ended April 30, 2022 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund(a)	$247,337,912	$135,531,456
ALPS | Kotak India Growth Fund	43,395,730	46,350,272
ALPS | Smith Short Duration Bond Fund	267,393,668	191,740,096
ALPS | Smith Total Return Bond Fund	737,588,555	752,041,383
ALPS | Smith Credit Opportunities Fund	152,118,285	166,292,362
ALPS | Smith Balanced Opportunity Fund	12,928,503	13,515,342
ALPS | Red Rocks Global Opportunity Fund	8,928,021	16,980,328
RiverFront Asset Allocation Growth & Income	126,290,289	84,758,984

Purchases and sales of U.S. Government Obligations during the six-month period ended April 30, 2022 were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund(a)	$–	$243,445,538
ALPS | Smith Short Duration Bond Fund	289,591,741	187,228,017
ALPS | Smith Total Return Bond Fund	1,304,259,192	1,223,672,810
ALPS | Smith Credit Opportunities Fund	122,945,422	115,638,789
ALPS | Smith Balanced Opportunity Fund	8,956,613	11,824,609

(a)	Purchases and sales for ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund are consolidated and include the balances of CoreCommodity Management Cayman Commodity Fund, Ltd. (wholly owned subsidiary).

6. BENEFICIAL INTEREST TRANSACTIONS

Shares redeemed within 90 days of purchase for ALPS | Red Rocks Global Opportunity Fund and 30 days of purchase for ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, and ALPS | Kotak India Growth Fund. may incur a 2% short-term redemption fee deducted from the redemption amount. RiverFront Asset Allocation Growth & Income Fund, ALPS | Smith Short Duration Bond, ALPS | Smith Total Return Bond Fund, ALPS | Smith Credit Opportunities Fund and ALPS | Smith Balanced Opportunity Fund do not incur redemption fees.

Effective December 1, 2017, Class A shares were renamed Investor Class shares for all Funds. Such shares will be offered without an initial sales charge or a contingent deferred sales charge.

For the six-month period ended April 30, 2022, the amounts listed below were retained by the Funds. These amounts are reflected in “Shares redeemed” in the Statements of Changes in Net Assets.

	Redemption Fee Retained
Fund	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Investor Class	$–	$4,276
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class C	–	3,899
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund - Class I	–	3,215
ALPS | Kotak India Growth Fund - Investor Class	747	90
ALPS | Kotak India Growth Fund - Class I	–	924
ALPS | Red Rocks Global Opportunity Fund - Investor Class	–	170
ALPS | Red Rocks Global Opportunity Fund - Class A	–	21
ALPS | Red Rocks Global Opportunity Fund - Class I	–	49

165 | April 30, 2022

Notes to Financial Statements

April 30, 2022 (Unaudited)

Transactions in shares of capital stock were as follows:

	ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund
	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Investor Class
Shares sold	2,638,971	4,497,779
Dividends reinvested	1,989,014	24,142
Shares redeemed	(2,189,408)	(3,219,508)
Net increase in shares outstanding	2,438,577	1,302,413
Class A
Shares sold	786,937	692,899
Dividends reinvested	117,775	351
Shares redeemed	(93,283)	(127,691)
Net increase in shares outstanding	811,429	565,559
Class C
Shares sold	1,664,132	1,306,524
Dividends reinvested	207,281	689
Shares redeemed	(205,049)	(175,391)
Net increase in shares outstanding	1,666,364	1,131,822
Class I
Shares sold	77,077,833	68,562,911
Dividends reinvested	18,932,794	221,924
Shares redeemed	(35,967,308)	(20,567,458)
Net increase in shares outstanding	60,043,319	48,217,377

166 | April 30, 2022

Notes to Financial Statements

April 30, 2022 (Unaudited)

	ALPS | Kotak India Growth Fund
	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Investor Class
Shares sold	58,283	63,673
Dividends reinvested	10,090	–
Shares redeemed	(37,453)	(73,427)
Net increase/(decrease) in shares outstanding	30,920	(9,754)
Class A
Shares sold	6,138	64,783
Dividends reinvested	2,238	–
Shares redeemed	(6,562)	(30,913)
Net increase in shares outstanding	1,814	33,869
Class C
Shares sold	767	1,363
Dividends reinvested	5,515	–
Shares redeemed	(4,548)	(68,076)
Net increase/(decrease) in shares outstanding	1,734	(66,712)
Class I
Shares sold	94,602	282,712
Dividends reinvested	43,484	–
Shares redeemed	(70,049)	(1,128,704)
Net increase/(decrease) in shares outstanding	68,037	(845,991)
Class II
Shares sold	–	8,906,165
Dividends reinvested	1,057,027	–
Net increase in shares outstanding	1,057,027	8,906,165

167 | April 30, 2022

Notes to Financial Statements

April 30, 2022 (Unaudited)

	ALPS | Smith Short Duration Bond Fund
	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Investor Class
Shares sold	106,981	1,418,224
Dividends reinvested	1,832	9,762
Shares redeemed	(644,518)	(1,320,142)
Net increase/(decrease) in shares outstanding	(535,705)	107,844
Class A
Shares sold	480,494	1,287,932
Dividends reinvested	5,163	10,103
Shares redeemed	(495,635)	(50,104)
Net increase/(decrease) in shares outstanding	(9,978)	1,247,931
Class C
Shares sold	113,848	148,738
Dividends reinvested	756	1,627
Shares redeemed	(152,449)	(27,409)
Net increase/(decrease) in shares outstanding	(37,845)	122,956
Class I
Shares sold	32,947,963	45,356,032
Dividends reinvested	164,754	237,360
Shares redeemed	(15,881,770)	(14,736,635)
Net increase in shares outstanding	17,230,947	30,856,757

	ALPS | Smith Total Return Bond Fund
	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Investor Class
Shares sold	95,333	378,299
Dividends reinvested	7,143	24,595
Shares redeemed	(320,790)	(429,475)
Net decrease in shares outstanding	(218,314)	(26,581)
Class A
Shares sold	305,166	1,736,874
Dividends reinvested	20,860	46,631
Shares redeemed	(1,124,875)	(658,819)
Net increase/(decrease) in shares outstanding	(798,849)	1,124,686
Class C
Shares sold	69,048	190,280
Dividends reinvested	3,619	13,473
Shares redeemed	(200,372)	(131,492)
Net increase/(decrease) in shares outstanding	(127,705)	72,261
Class I
Shares sold	47,467,471	76,976,319
Dividends reinvested	1,397,970	3,305,889
Shares redeemed	(40,448,970)	(41,598,507)
Net increase in shares outstanding	8,416,471	38,683,701

168 | April 30, 2022

Notes to Financial Statements

April 30, 2022 (Unaudited)

	ALPS | Smith Credit Opportunities Fund
	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Investor Class
Shares sold	67,015	756,557
Dividends reinvested	12,462	10,359
Shares redeemed	(64,856)	(179,550)
Net increase in shares outstanding	14,621	587,366
Class A
Shares sold	–	16,170
Dividends reinvested	315	325
Net increase in shares outstanding	315	16,495
Class C
Shares sold	–	15,276
Dividends reinvested	55	5
Shares redeemed	(956)	–
Net increase/(decrease) in shares outstanding	(901)	15,281
Class I
Shares sold	6,646,046	29,742,719
Dividends reinvested	496,591	209,349
Shares redeemed	(7,710,154)	(3,909,843)
Net increase/(decrease) in shares outstanding	(567,517)	26,042,225

	ALPS | Smith Balanced Opportunity Fund
	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Investor Class
Shares sold	128	3,882
Dividends reinvested	68	43
Shares redeemed	(1,024)	(472)
Net increase/(decrease) in shares outstanding	(828)	3,453
Class A
Shares sold	4,053	–
Dividends reinvested	9	–
Shares redeemed	(72)	–
Net increase in shares outstanding	3,990	–
Class C
Shares sold	1,534	–
Dividends reinvested	3	–
Net increase in shares outstanding	1,537	–
Class I
Shares sold	682,334	1,903,951
Dividends reinvested	12,198	8,755
Shares redeemed	(981,709)	(87,391)
Net increase/(decrease) in shares outstanding	(287,177)	1,825,315

169 | April 30, 2022

Notes to Financial Statements

April 30, 2022 (Unaudited)

	ALPS | Red Rocks Global Opportunity Fund
	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Investor Class
Shares sold	112,389	117,250
Dividends reinvested	498,091	78,824
Shares redeemed	(198,921)	(368,930)
Net increase/(decrease) in shares outstanding	411,559	(172,856)
Class A
Shares sold	202,499	154,377
Dividends reinvested	105,175	11,627
Shares redeemed	(66,665)	(112,441)
Net increase in shares outstanding	241,009	53,563
Class C
Shares sold	20,503	10,415
Dividends reinvested	312,287	55,299
Shares redeemed	(236,862)	(312,234)
Net increase/(decrease) in shares outstanding	95,928	(246,520)
Class I
Shares sold	500,589	911,179
Dividends reinvested	1,736,545	306,048
Shares redeemed	(1,256,475)	(2,490,837)
Net increase/(decrease) in shares outstanding	980,659	(1,273,610)
Class R
Shares sold	23,964	69,257
Dividends reinvested	339,977	50,509
Shares redeemed	(123,565)	(187,716)
Net increase/(decrease) in shares outstanding	240,376	(67,950)

170 | April 30, 2022

Notes to Financial Statements

April 30, 2022 (Unaudited)

	RiverFront Asset Allocation Growth & Income
	For the Six Months Ended April 30, 2022 (Unaudited)	For the Year Ended October 31, 2021
Investor Class
Shares sold	1,360	4,868
Dividends reinvested	7,783	5,415
Shares redeemed	(147,499)	(105,864)
Acquisition (Note 10)	478,017	–
Net increase/(decrease) in shares outstanding	339,661	(95,581)
Class A
Shares sold	135,023	131,569
Dividends reinvested	11,203	4,570
Shares redeemed	(105,044)	(90,345)
Acquisition (Note 10)	895,264	–
Net increase in shares outstanding	936,446	45,794
Class C
Shares sold	39,026	41,292
Dividends reinvested	11,047	5,251
Shares redeemed	(223,375)	(445,845)
Acquisition (Note 10)	927,668	–
Net increase/(decrease) in shares outstanding	754,366	(399,302)
Class I
Shares sold	397,059	298,873
Dividends reinvested	48,958	36,431
Shares redeemed	(1,233,728)	(477,178)
Acquisition (Note 10)	2,741,648	–
Net increase/(decrease) in shares outstanding	1,953,937	(141,874)

171 | April 30, 2022

Notes to Financial Statements

April 30, 2022 (Unaudited)

7. AFFILIATED COMPANIES

Funds may invest in certain securities that are considered securities issued by affiliated companies. As defined by the Investment Company Act of 1940, an affiliated person, including an affiliated company, is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The purchases, sales, dividend income, realized gains or losses, change in unrealized gains or losses, shares and value of investments in affiliated companies for the six-month period ended April 30, 2022 were as follows:

RiverFront Asset Allocation Growth & Income	Market Value as of October 31, 2021	Purchases	Sales	Market Value as of April 30, 2022	Share Balance as of April 30, 2022	Dividends	Change in Unrealized Gain (Loss)*	Realized Gain/Loss
RiverFront Dynamic Core Income ETF	$14,918,870	$18,977,204	$(20,400,054)	$12,705,729	555,199	$239,954	$(1,137,057)	$346,766
Riverfront Strategic Income Fund	2,096,048	1,465,679	(1,222,534)	2,191,396	94,743	25,111	(134,374)	(13,423)
First Trust RiverFront Dynamic Developed International ETF	14,309,799	10,247,483	(6,126,204)	16,825,691	276,012	265,513	(1,987,168)	381,781

First Trust RiverFront Dynamic Emerging Markets ETF	4,188,973	2,576,347	(2,325,908)	4,357,874	71,445	32,983	(348,434)	266,896
RiverFront Dynamic US Dividend Advantage ETF	20,189,676	16,494,445	(24,797,500)	19,656,372	429,081	260,243	608,905	7,160,846
RiverFront Dynamic US Flex-Cap ETF	7,565,220	7,230,669	(17,301,582)	–	–	17,310	(2,451,242)	4,956,935
	$63,268,586	$56,991,827	$(72,173,782)	$55,737,062	–	$841,114	$(5,449,370)	$13,099,801

*	Affiliate unrealized gain (loss) at merger for Asset Allocation Aggressive and Asset Allocation Moderate was $13,241,730.

8. MANAGEMENT AND RELATED-PARTY TRANSACTIONS

ALPS Advisors, Inc. (the “AAI”) acts as the Funds’ investment adviser. AAI is an indirect wholly owned subsidiary of DST Systems, Inc. (“DST”). DST is a wholly-owned subsidiary of SS&C Technologies Holdings, Inc. (“SS&C”), a publicly traded company listed on the NASDAQ Global Select Market.

AAI has delegated daily management of the Funds listed below to the corresponding Sub-Advisor(s) listed in the table below. Each Sub-Advisor manages the investments of the Fund in accordance with its investment objective, policies and limitations and investment guidelines established jointly by AAI and the Board.

Fund	Sub-Advisor(s)
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	CoreCommodity Management, LLC
ALPS | Kotak India Growth Fund	Kotak Mahindra Asset Management (Singapore) Pte. Ltd
ALPS | Smith Short Duration Bond Fund	Smith Capital Investors, LLC
ALPS | Smith Total Return Bond Fund	Smith Capital Investors, LLC
ALPS | Smith Credit Opportunities Fund	Smith Capital Investors, LLC
ALPS | Smith Balanced Opportunity Bond Fund	Smith Capital Investors, LLC
ALPS | Red Rocks Global Opportunity Fund	Red Rocks Capital, LLC(a)
RiverFront Asset Allocation Growth & Income	RiverFront Investment Group, LLC

(a)	Red Rocks Capital, LLC is a subsidiary of ALPS Advisors, Inc.

172 | April 30, 2022

Notes to Financial Statements

April 30, 2022 (Unaudited)

Pursuant to the Investment Advisory Agreement (the “Advisory Agreement”), the Funds listed below pay AAI an annual management fee which is based on each Fund’s average daily net assets. The management fee is paid on a monthly basis. The following table reflects the Funds’ contractual management fee rates (expressed as an annual rate).

Fund	Contractual Management Fee
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	0.85%
ALPS | Kotak India Growth Fund	0.65%
ALPS | Smith Short Duration Bond Fund	0.37%
ALPS | Smith Total Return Bond Fund	0.55%
ALPS | Smith Credit Opportunities Fund	0.75%
ALPS | Smith Balanced Opportunity Bond Fund	0.70%
ALPS | Red Rocks Global Opportunity Fund	0.85%

Pursuant to the Administrative Services Agreement, the Riverfront Funds listed below pay an annual unitary administrative fee which is based on each Fund’s average daily net assets. The unitary administrative fee is paid on a monthly basis. The following table reflects the Funds’ contractual unitary administrative fee rates (expressed as an annual rate).

Fund	Contractual Unitary Fee
RiverFront Asset Allocation Growth & Income	0.25%

Pursuant to an Investment Sub-advisory Agreement, AAI pays the Sub-Advisors of the Funds listed below an annual sub-advisory management fee which is based on each Fund’s average daily assets. AAI is required to pay all fees due to each Sub-Advisor out of the management fee AAI receives from each Fund listed below. The following table reflects the Funds’ contractual sub-advisory fee rates.

Fund	Average Daily Net Assets of the Fund	Contractual Sub-Advisory Fee
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	All Asset Levels	0.75%
ALPS | Kotak India Growth Fund	All Asset Levels	0.56%
ALPS | Smith Short Duration Bond Fund	All Asset Levels	0.29%
ALPS | Smith Total Return Bond Fund	All Asset Levels	0.42%
ALPS | Smith Credit Opportunities Fund	All Asset Levels	0.50%
ALPS | Smith Balanced Opportunity Bond Fund	All Asset Levels	0.37%
ALPS | Red Rocks Global Opportunity Fund	All Asset Levels	0.57%

173 | April 30, 2022

Notes to Financial Statements

April 30, 2022 (Unaudited)

ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund

AAI and CoreCommodity Management LLC have contractually agreed to limit the amount of the Fund’s total annual expenses, exclusive of distribution and service (12b-1) fees, shareholder services fees, acquired fund fees and expenses, brokerage commissions, interest expense, taxes and extraordinary expenses that exceed the following annual rates below.

ALPS | Kotak India Growth Fund

Prior to April 1, 2017, AAI and Kotak Mahindra (UK) Limited have contractually agreed to limit the amount of the Fund’s total annual expenses, exclusive of distribution and service (12b-1) fees, shareholder services fees, acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses that exceed the following annual rates below. Effective April 1, 2017, Kotak entered into a Novation Agreement with the Fund, AAI and Kotak Mahindra Asset Management (Singapore) Pte. Ltd. (“KMAMS”), another wholly owned subsidiary of Kotak Mahindra Bank Limited, whereby KMAMS will assume all of Kotak’s rights and obligations under the current Sub-Advisory Agreement.

ALPS | Smith Short Duration Bond Fund

AAI and Smith Capital Investors, LLC have agreed contractually to limit the amount of the Fund’s total annual expenses, exclusive of distribution and service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses that exceed the following annual rates below.

ALPS | Smith Total Return Bond Fund

AAI and Smith Capital Investors, LLC have agreed contractually to limit the amount of the Fund’s total annual expenses, exclusive of distribution and service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses that exceed the following annual rates below.

ALPS | Smith Credit Opportunities Fund

AAI and Smith Capital Investors, LLC have agreed contractually to limit the amount of the Fund’s total annual expenses, exclusive of distribution and service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses that exceed the following annual rates below.

ALPS | Smith Balanced Opportunity Bond Fund

AAI and Smith Capital Investors, LLC have agreed contractually to limit the amount of the Fund’s total annual expenses, exclusive of distribution and service (12b-1) fees, shareholder service fees, acquired fund fees and expenses, brokerage expenses, interest expenses, taxes and extraordinary expenses that exceed the following annual rates below.

ALPS | Red Rocks Global Opportunity Fund

AAI and Red Rocks Capital LLC have contractually agreed to limit the amount of the Fund’s total annual expenses, exclusive of distribution and service (12b-1) fees, acquired fund fees and expenses, shareholder service fees, brokerage expenses, interest expense, taxes and extraordinary expenses that exceed the following annual rates below.

174 | April 30, 2022

Notes to Financial Statements

April 30, 2022 (Unaudited)

These agreements are reevaluated on an annual basis. Expense limitation ratios from the current agreements are listed below. Fees waived or reimbursed for the six-month period ended April 30, 2022 are disclosed on the Statement of Operations or Consolidated Statement of Operations.

Fund*	Investor Class	Class A	Class C	Class I	Class II	Class R
ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund	1.05%	1.05%	1.05%	1.15%	N/A	N/A
ALPS | Kotak India Growth Fund	1.00%	1.00%	1.00%	1.00%	0.75%	N/A
ALPS | Smith Short Duration Bond Fund	0.49%	0.49%	0.49%	0.49%	N/A	N/A
ALPS | Smith Total Return Bond Fund	0.64%	0.64%	0.64%	0.64%	N/A	N/A
ALPS | Smith Credit Opportunities Fund	0.90%	0.90%	0.90%	0.90%	N/A	N/A
ALPS | Smith Balanced Opportunity Bond Fund	0.85%	0.85%	0.85%	0.85%	N/A	N/A
ALPS | Red Rocks Global Opportunity Fund	1.25%	1.25%	1.25%	1.25%	N/A	1.25%

*	See each Fund’s Performance Update section for Expense Limitation agreement expiration dates

The Advisor(s) and each Sub-Advisor are permitted to recover expenses they have waived or reimbursed, on a class-by-class basis, through the agreements described above to the extent that expenses in later periods fall below the annual limits set forth in these agreements. The ALPS | CoreCommodity Management CompleteCommodities® Strategy Fund, ALPS | Kotak India Growth Fund, ALPS | Smith Short Duration Bond Fund, ALPS | Smith Total Return Bond Fund, ALPS | Smith Balanced Opportunity Fund, ALPS | Smith Credit Opportunities Fund, and ALPS | Red Rocks Global Opportunity Fund are not obligated to pay any deferred fees and expenses more than thirty-six months after the date on which the fees was waived or expenses were deferred, as calculated on a monthly basis. As of the six –month period ended April 30, 2022, the Advisor and Sub-Advisor(s) may seek reimbursement of previously waived and reimbursed fees as follows:

Fund	Expires 10/31/22	Expires 10/31/23	Expires 10/31/24	Expires 10/31/25	Total
ALPS | Kotak India Growth Fund - Investor Class	29,351	12,723	75	N/A	42,148
ALPS | Kotak India Growth Fund - Class A	N/A	N/A	N/A	383	383
ALPS | Kotak India Growth Fund - Class C	12,630	5,803	67	N/A	18,499
ALPS | Kotak India Growth Fund - Class I	124,370	60,339	641	N/A	185,350
ALPS | Kotak India Growth Fund - Class II	N/A	411,967	465,777	233,782	1,111,526

ALPS | Smith Short Duration Bond Fund - Investor Class	825	2,510	16,881	2,571	22,787
ALPS | Smith Short Duration Bond Fund - Class A	527	2,600	9,476	4,016	16,619
ALPS | Smith Short Duration Bond Fund - Class C	798	1,915	1,817	717	5,247
ALPS | Smith Short Duration Bond Fund - Class I	70,546	184,309	320,901	139,078	714,834

ALPS | Smith Total Return Bond Fund - Investor Class	1,338	3,526	2,940	1,612	9,416
ALPS | Smith Total Return Bond Fund - Class A	1,504	4,154	5,556	4,534	15,748
ALPS | Smith Total Return Bond Fund - Class C	242	2,119	4,192	2,304	8,857
ALPS | Smith Total Return Bond Fund - Class I	87,420	465,824	1,175,366	721,320	2,449,930

ALPS | Smith Credit Opportunities Fund - Investor Class	N/A	839	3,188	135	4,162
ALPS | Smith Credit Opportunities Fund - Class A	N/A	1,464	1,196	23	2,683
ALPS | Smith Credit Opportunities Fund - Class C	N/A	734	594	19	1,347
ALPS | Smith Credit Opportunities Fund - Class I	N/A	21,264	158,423	71,206	250,893

ALPS | Smith Balanced Opportunity Fund - Investor Class	N/A	1,277	3,910	1,654	6,841
ALPS | Smith Balanced Opportunity Fund - Class A	N/A	2,362	6,317	2,640	11,319
ALPS | Smith Balanced Opportunity Fund - Class C	N/A	1,181	3,152	1,321	5,654
ALPS | Smith Balanced Opportunity Fund - Class I	N/A	26,090	134,501	94,172	254,763

175 | April 30, 2022

Notes to Financial Statements

April 30, 2022 (Unaudited)

The CoreCommodity Management Cayman Commodity Fund Ltd. (the “Subsidiary”) has each entered into a separate advisory agreement (the “Subsidiary Advisory Agreement”) with CoreCommodity Management, LLC for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary is obligated to pay the CoreCommodity Management, LLC a management fee at the same rate that the Fund pays AAI for investment advisory services provided to the Funds. CoreCommodity Management, LLC has agreed to waive the advisory fee it receives from the Fund in an amount equal to the management fee paid by the Subsidiary. This agreement may be terminated based on the terms of the Subsidiary Advisory Agreement. For the six-month period ended April 30, 2022, this amount equaled $1,298,583 and is disclosed in the Consolidated Statements of Operations. These waivers are not subject to reimbursement/recoupment.

ALPS | Kotak India Growth Fund recouped $20,200 of expenses during the six-month period ended April 30, 2022.

The Riverfront Funds do not pay a management fee or contractually limit the amount of each Fund’s total annual expenses.

Kotak Mahindra Asset Management (Singapore) Pte. Ltd. executed purchase and sale trades in the ALPS | Kotak India Growth Fund with the sub-adviser’s affiliated broker-dealer, Kotak Securities, (the “affiliate broker”). Fund commissions paid to the affiliate broker were $13,169 during the six-month period ended April 30, 2022.

ALPS Portfolio Solutions Distributor, Inc. (the “Distributor”) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Shares are sold on a continuous basis by the Distributor, as agent for the Funds, and the Distributor has agreed to use its best efforts to solicit orders for the sale of Funds’ shares, although it is not obliged to sell any particular amount of shares. The Distributor is not entitled to any compensation for its services. The Distributor is registered as a broker -dealer with the Securities and Exchange Commission.

Distribution and Services (12b-1) Plans

Each Fund has adopted Distribution and Services Plans (the “Plans”) pursuant to Rule 12b-1 of the 1940 Act for its Investor Class, Class A, Class C and Class R (ALPS | Red Rocks Global Opportunity Fund only) and shares. The Plans allows a Fund to use Investor Class, Class A, Class C, Class R assets to pay fees in connection with the distribution and marketing of Investor Class, Class A, Class C, Class R and shares and/or the provision of shareholder services to Investor Class, Class A, Class C, Class R and shareholders. The Plans permit payment for services in connection with the administration of plans or programs that use Investor Class, Class A, Class C, Class R and shares of a Fund, if any, as their funding medium and for related expenses. The Plans permit a Fund to make total payments at an annual rate of up to 0.25% of a Fund’s average daily net assets attributable to its Investor Class, Class A and shares, 0.75% of a Fund’s average daily net assets attributable to its Class C shares and 0.50% of the ALPS | Red Rocks Global Opportunity Fund’s average daily net assets attributable to its Class R shares.

Under the terms of the Plans, the Trust is authorized to make payments to the Distributor for remittance to financial intermediaries, as compensation for distribution and/or shareholder ongoing services performed by such entities for beneficial shareholders of the Fund. The Distributor is entitled to retain some or all fees payable under the Plans in certain circumstances, including when there is no broker of record or when certain qualification standards have not been met by the broker of record.

Shareholder Services Plans

Each Fund has adopted a shareholder services plan with respect to their Investor Class shares (the “Investor Class Shareholder Services Plan”). Under the Investor Class Shareholder Services Plan, the Funds are authorized to compensate certain financial intermediaries, including broker dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of Investor Class shares of the Funds attributable to or held in the name of the Participating Organizations pursuant to an agreement with a such Participating Organizations (the “Agreement”). Each Agreement will set forth the non-distribution related shareholder services to be performed by the Participating Organizations for the benefit of a Fund’s shareholders who have elected to have such Participating Organizations service their accounts. Any amount of such payment not paid to Participating Organizations during a Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable. Shareholder Services Plan fees are included with distribution and service fees in the Statements of Operations. Investor Class Shareholder Services Plan fees recaptured pursuant to the Services Plan for the six-month period ended April 30, 2022 are included as an offset to distribution and service fees as disclosed in the Statements of Operations.

Each Fund has adopted a shareholder services plan with respect to their Class A shares (the “Class A Shareholder Services Plan”). Under the Class A Shareholder Services Plan, the Funds are authorized to compensate certain financial intermediaries, including broker dealers and Fund affiliates, an aggregate fee in an amount not to exceed on an annual basis 0.15% of the average daily net asset value of Class A shares of the Funds attributable to or held in the name of the Participating Organizations pursuant to an agreement with a such Participating Organizations. Each Agreement will set forth the non-distribution related shareholder services to be performed by the Participating Organizations for the benefit of a Fund’s shareholders who have elected to have such Participating Organizations service their accounts. Any amount of such payment not paid to Participating Organizations during a Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable. Shareholder Services Plan fees are included with distribution and service fees in the Statements of Operations. Class A Shareholder Services Plan fees recaptured pursuant to the Services Plan for the six months ended April 30, 2022 are included as an offset to distribution and service fees as disclosed in the Statements of Operations.

176 | April 30, 2022

Notes to Financial Statements

April 30, 2022 (Unaudited)

Each Fund has adopted a shareholder services plan with respect to its Class C shares (the “Class C Shareholder Services Plan”). Under the Class C Shareholder Services Plan, the Funds are authorized to pay banks and their affiliates and other institutions, including broker-dealers and Fund affiliates (“Participating Organizations”), an aggregate fee in an amount not to exceed on an annual basis 0.25% for Class C shares of the average daily net asset value of the Class C shares attributable to or held in the name of a Participating Organization for its clients as compensation for providing shareholder service activities, which do not include distribution services, pursuant to an agreement with a Participating Organization. Any amount of such payment not paid to Participating Organizations during a Fund’s fiscal year for such service activities shall be reimbursed to the Fund as soon as practicable after the end of the fiscal year. Class C Shareholder Services Plan fees are included with distribution and service fees on the Statements of Operations.

Certain intermediaries may charge networking, omnibus account or other administrative fees with respect to transactions in shares of each Fund. Transactions may be processed through the National Securities Clearing Corporation or similar systems or processed on a manual basis. These fees generally are paid by the Fund to the Distributor, which uses such fees to reimburse intermediaries. In the event an intermediary receiving payments from the Distributor on behalf of the Fund converts from a networking structure to an omnibus account structure or otherwise experiences increased costs, fees borne by the Fund may increase. Networking fees are shown in the Statements of Operations, if applicable to the Fund.

ALPS Fund Services, Inc. (“ALPS”) serves as administrator to the Funds and the Funds have agreed to pay expenses incurred in connection with their administrative activities. Pursuant to an Administrative Agreement, ALPS provides operational services to the Funds including, but not limited to, fund accounting and fund administration and generally assists in the Funds’ operations. Officers of the Trust are employees of ALPS. The Funds’ administration fee is accrued on a daily basis and paid monthly. Administration fees paid by the Funds for the six-month period ended April 30, 2022 are disclosed in the Statement of Operations.

ALPS is reimbursed by the Funds for certain out-of-pocket expenses.

Trustees

The fees and expenses of the independent trustees of the Board are presented in the Statements of Operations.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that may contain general indemnification clauses which may permit indemnification to the extent permissible under applicable law. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

10. FUND REORGANIZATION

At a regular meeting of the Board of Trustees held on September 29, 2021, the Trustees of RiverFront Asset Allocation Aggressive and RiverFront Asset Allocation Moderate (the “Acquired Funds”), a former series of the Trust, approved the reorganization, pursuant to an Agreement and Plan of Reorganization (the “Plan”), of the Acquired Funds into the RiverFront Asset Allocation Growth & Income (“Acquiring Fund”). For accounting and financial reporting purposes, the Acquiring Fund is the accounting survivor and as a result, the financial statements and financial highlights do not reflect the operations of the Acquired Funds.

The purpose of the Reorganization was to combine three funds with substantially identical investment objectives and similar principal investment strategies and policies.

Following the completion of the reorganization on January 24, 2022, and pursuant to the terms of the Plan, shareholders of the Acquired Funds became shareholders of the Acquiring Fund and received their respective class shares. The reorganizations qualified as tax-free “reorganizations” under the Internal Revenue Code of 1986, as amended (the “Code”) for U.S. federal income tax purposes.

177 | April 30, 2022

Notes to Financial Statements

April 30, 2022 (Unaudited)

As of the close of business on January 21, 2022, assets of the Acquired Funds were acquired by the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund. On the Reorganization date, the Acquiring Fund and the Acquired Funds reported the following financial information:

Acquiring Fund	Shares Outstanding of Acquiring Fund	Net Assets of Acquiring Fund	Acquired Fund	Acquired Fund Shares Exchanged	Net Assets of Acquired Fund Exchanged
Growth & Income Fund	4,423,781	$61,761,680	Aggressive Fund	1,704,592	$24,687,921

Acquiring Fund	Shares Outstanding of Acquiring Fund	Net Assets of Acquiring Fund	Acquired Fund	Acquired Fund Shares Exchanged	Net Assets of Acquired Fund Exchanged
Growth & Income Fund	4,423,781	$61,761,680	Moderate Fund	3,908,462	$45,690,615

The investment portfolio value and unrealized appreciation/(depreciation) as of the Reorganization Date of the Acquired Fund was as follows:

Acquired Fund	Portfolio Value	Unrealized Appreciation of Acquired Fund
Aggressive Fund	$24,684,519	$6,067,004

Acquired Fund	Portfolio Value	Unrealized Appreciation of Acquired Fund
Moderate Fund	$45,660,335	$7,174,726

Immediately following the Reorganizations the net assets of the Riverfront Asset Allocation Growth and Income Fund was $132,134,117

As a result of the Reorganization, 5,042,597 Shares were issued in the Riverfront Asset Allocation Growth & Income.

11. SUBSEQUENT EVENTS

Effective May 1, 2022, ALPS | Kotak India Growth Fund changed its name to ALPS | Kotak India ESG Fund.

Effective as of the close of business on March 31, 2022, Deloitte & Touche LLP (“Deloitte”) resigned as the independent registered public accounting firm for the Funds. The report of Deloitte on the Funds' financial statements as of and for the fiscal year or period ended October 31, 2021 did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainties, audit scope or accounting principles. During the Funds' most recent fiscal year or period, and through March 31, 2022, there were no disagreements between the Funds and Deloitte on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Deloitte, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Funds for such year or period. During the Funds' fiscal year or period ended October 31, 2021, there were no “reportable events” (as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended (the “Exchange Act”)).

During each Fund's fiscal year or period ended October 31, 2021 and the subsequent interim period through March 31, 2022, neither the Funds, nor anyone on their behalf, consulted with Deloitte, on behalf of the Funds, regarding any matter that was either the subject of a “disagreement,” as defined in Item 304(a)(1)(iv) of Regulation S-K under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the instructions thereto, or a “reportable event,” as defined in Item 304(a)(1)(v) of Regulation S-K under the Exchange Act.

On June 14, 2022, upon the recommendation of the Funds' Audit Committee, the Board of Trustees of the Funds approved the engagement of Cohen & Company, Ltd. (“Cohen”) as the independent registered public accounting firm for each Fund for the fiscal year ending October 31, 2022. The Board and its Audit Committee considered the engagement of Cohen in connection with the resignation of the Funds' former independent registered accounting firm on March 31, 2022.

178 | April 30, 2022

Additional Information

April 30, 2022 (Unaudited)

1. FUND HOLDINGS

The Funds’ portfolio holdings are made available semi-annually in shareholder reports within 60 days after the close of the period for which the report is being made, as required by federal securities laws. The Funds also file monthly portfolio holdings on Form N-PORT on a quarterly basis, with the schedule of portfolio holdings filed on Form N-PORT for the third month of each Fund’s fiscal quarter made publicly available 60 days after the end of the Funds’ fiscal quarter.

2. FUND PROXY VOTING POLICIES, PROCEDURES AND SUMMARIES

Fund policies and procedures used in determining how to vote proxies and information regarding how each of the Funds voted proxies relating to portfolio securities during the most recent prior 12-month period ending June 30 are available without charge, (1) upon request, by calling (toll-free) (866) 759-5679 and (2) on the SEC’s website at http://www.sec.gov.

179 | April 30, 2022

Liquidity Risk Management Program

April 30, 2022 (Unaudited)

The Financial Investors Trust (the “Trust”) has established a liquidity risk management program (the “Program”) to govern the Trust’s approach to managing liquidity risk for each fund in the Trust (each a “Fund”). The Program is overseen by the Liquidity Committee (the “Committee”), a committee comprised of representatives of the Trust’s investment advisers, sub-advisers, and Officers of the Trust. The Trust’s Board of Trustees (the “Board”) has approved the designation of the Committee to oversee the Program.

The Program’s principal objectives include supporting each Fund’s compliance with limits on investments in illiquid assets and mitigating the risk that a Fund will be unable to meet its redemption obligations in a timely manner. The Program also includes a number of elements that support the management and assessment of liquidity risk, including a periodic assessment of factors that influence a Fund’s liquidity and the periodic classification and re-classification of the Fund’s investments into groupings that reflect the Committee’s assessment of their relative liquidity under current market conditions.

At a meeting of the Board held on March 8, 2022, the Trustees received a report from the Committee regarding the design and operational effectiveness of the Program during 2021. The Committee determined, and reported to the Board, that the Program is reasonably designed to assess and manage each Fund’s liquidity risk and has operated adequately and effectively to manage each Fund’s liquidity risk since implementation.

The Committee reported that during the period covered by the report, there were no liquidity events that impacted the Funds or their ability to timely meet redemptions without dilution to existing shareholders. Among other things, the Board noted that the Funds are not required to have a highly liquid investment minimum based on their liquidity classifications. The Board further noted that no material changes have been made to the Program since its implementation.

180 | April 30, 2022

Must be accompanied or preceded by a prospectus. Investors are reminded to read the prospectus carefully before investing.

ALPS Portfolio Solutions Distributor, Inc., distributor.

APS002018

alpsfunds.com
1-866-759-5679

SS&C | ALPS ADVISORS

(b)	Not applicable.

Item 2.	Code of Ethics.

Not applicable to this report.

Item	3. Audit Committee Financial Expert.

Not applicable to this report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this report.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to the Registrant.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Reports to Stockholders filed under Item 1(a) of this Form N-CSR.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K, or this Item.

Item 11.	Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 13.	Exhibits.

(a)(1)	Not applicable to this report.

(a)(2)	The certifications required by Rule 30a-2(a) of the Investment Company Act of 1940, as amended, are attached hereto as Exhibit 99.Cert.

(a)(3)	Not applicable.

(a)(4)	Change in registrant's independent public accountants.

(i)

Effective as of the close of business on March 31, 2022, Deloitte & Touche LLP ("Deloitte") resigned as the independent registered public accounting firm for the Funds. The report of Deloitte on the Funds' financial statements as of and for the fiscal years or periods ended October 31, 2021 and October 31, 2020 did not contain an adverse opinion or a disclaimer of opinion, and was not qualified or modified as to uncertainties,audit scope or accounting principles. During the Funds' two most recent fiscal years ended October 31, 2020 and October 31, 2021, and through March 31, 2022, there were no disagreements between the Funds and Deloitte on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Deloitte, would have caused it to make reference to the subject matter of the disagreements in its report on the financial statements of the Funds for such year or period. During the Funds' fiscal years or periods ended October 31, 2021 and October 31, 2020, there were no "reportable events"(as defined in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended (the "Exchange Act")).

During each Fund's fiscal years or periods ended October 31, 2021 and October 31, 2020 and the subsequent interim period through March 31, 2022, neither the Funds, nor anyone on their behalf, consulted with Deloitte, on behalf of the Funds, regarding any matter that was either the subject of a "disagreement," as defined in Item 304(a)(1)(iv) of Regulation S-K under the Securities Exchange Act of 1934, as amended (the "Exchange Act"), and the instructions thereto, or a "reportable event," as defined in Item 304(a)(1)(v) of Regulation S-K under the Exchange Act.

On June 14, 2022, upon the recommendation of the Funds' Audit Committee, the Board of Trustees of the Funds approved the engagement of Cohen & Company, Ltd. ("Cohen") as the independent registered public accounting firm for each Fund for the fiscal year ending October 31, 2022. The Board and its Audit Committee considered the engagement of Cohen in connection with the resignation of the Funds' former independent registered accounting firm on March 31, 2022.

(b)	The certifications by the Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.906Cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FINANCIAL INVESTORS TRUST

By:	/s/ Dawn Cotten
Dawn Cotten (Principal Executive Officer)
President

Date:	July 8, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

FINANCIAL INVESTORS TRUST

By:	/s/ Dawn Cotten
Dawn Cotten (Principal Executive Officer)
President

Date:	July 8, 2022

By:	/s/ Jennell Panella
Jennell Panella (Principal Financial Officer)
Treasurer

Date:	July 8, 2022